UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22487

DBX ETF Trust

(Exact name of registrant as specified in charter)

875 Third Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-4500

Date of fiscal year end: August 31

Date of reporting period: February 28, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

February 28, 2022

Semi-Annual Report

DBX ETF Trust

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semiannual report for seven of our equity ETFs tracking the environmental, social, and governance (ESG) market for the period ended February 28, 2022.

The recovery in global economy during the second half of 2021 was stalled by the emergence of the highly infectious Omicron variant of the coronavirus, which led to a spike in equity market volatility. To tackle the spread of the virus, countries had to restrict movements through different lockdown measures and expedite their vaccination programs. The services sector was heavily impacted, slowing the positive momentum it had gained in the past months, while global manufacturing sentiment remained upbeat. However, global equity markets started 2022 on a rough note as central banks shifted to a more hawkish stance in the face of rising inflation, with the U.S. Federal Reserve emphasizing multiple rate hikes this year and mentioning the possibility of shrinking its balance sheet as a next step. The European Central Bank maintained its accommodative stance initially, but pivoted to a more hawkish tone lately, stating rate hikes this year could not be ruled out. Meanwhile, the Bank of England became the only developed-economy central bank to make rate hikes. The geopolitical turmoil due to Russia’s invasion of Ukraine and retaliatory sanctions by the western countries further dented investor risk appetite.

ESG-focused funds continued to gain, while carbon- and water-focused themes were seen as a huge draw for investors. Global sustainable fund assets expanded in 4Q 2021, as investors poured in USD142bn. Europe accounted for the lion’s share of this increased inflow, while the U.S. still lagged behind its developed contemporaries. In the U.S., the Biden administration continued its ESG initiatives from 2021 policy actions, which started showing visible results. The Department of Labor proposed rules to permit fiduciaries of retirement plans to make allowances on ESG matters in their investment decision-making. The U.S. Securities and Exchange Commission’s (SEC’s) semiannual regulatory agenda published in December 2021 included disclosure requirements on climate change, human capital management, and corporate board diversity. The SEC also considered policies on cybersecurity governance, strategy, and risk management.

The UK introduced a series of ESG-related rules and regulations. All companies are currently required to include climate-related disclosures on a “comply or explain” basis. In the EU, the sustainable finance disclosure regulation hastened the mainstreaming of ESG more than any other catalysts in the past year, designating funds that promote ESG characteristics along with a sustainable investment objective. The EU started its implementation of the EU Taxonomy Regulation, which covers environmentally sustainable economic activities. Once it is fully implemented, it will cover 80% of all greenhouse gas emissions in the EU. European authorities drafted a new Corporate Sustainability Reporting Directive (CSRD), which emphasizes “double materiality,” requiring companies to detail both their environmental impact and climate-related risks. Meanwhile, China furthered its commitment to carbon emissions reduction, pledged in October before the UN Climate Change Conference (COP26), announcing it would reach peak carbon emissions before 2030 and achieve neutrality before 2060.

We believe 2022 will be viewed as a year of transition as the global economy, along with the investment environment, evolves in search of a new normal. Geopolitical pressures, coupled with disparities in central bank policies across different regions, are expected to impact investment decisions. On one hand, the economic effects of the war between Russia and Ukraine and other supporting nations need to be monitored. On the other, we believe high inflation signals a readjustment to demand supply-mismatches and labor markets. However, ESG-focused funds should continue to attract investors’ interest, and from a strategic perspective, we believe, actively managing asset allocation around this near-term geopolitical headwind will be vital.

1

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (EMCR)

The Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR (the “Underlying Index”). The Underlying Index is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Underlying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2022 (28.6% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	9.5%
Tencent Holdings Ltd. (China)	6.6%
Samsung Electronics Co. Ltd. (South Korea)	4.0%
Alibaba Group Holding Ltd. (China)	2.4%
Infosys Ltd. (India)	1.5%
China Construction Bank Corp. (China)	1.4%
Meituan (China)	1.1%
Ping An Insurance Group Co. of China Ltd. (China)	1.1%
JD.com, Inc. (China)	1.0%
Housing Development Finance Corp. Ltd. (India)	1.0%

Country Diversification* as of February 28, 2022

China	31.5%
Taiwan	19.9%
India	12.8%
South Korea	11.0%
Brazil	4.0%
South Africa	3.3%
Saudi Arabia	2.8%
Mexico	2.3%
Indonesia	2.0%
Thailand	2.0%
Other	8.4%

Total	100.0%

Sector Diversification* as of February 28, 2022

Financials	27.4%
Information Technology	24.7%
Communication Services	12.6%
Consumer Discretionary	12.1%
Materials	6.5%
Industrials	4.9%
Consumer Staples	4.7%
Health Care	3.8%
Real Estate	1.9%
Utilities	1.3%
Energy	0.1%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 11.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI EAFE ESG Leaders Equity ETF (EASG)

The Xtrackers MSCI EAFE ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI EAFE ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2022 (20.0% of Net Assets)

Description	% of Net Assets
ASML Holding NV (Netherlands)	3.4%
Roche Holding AG (Switzerland)	3.3%
AstraZeneca PLC (United Kingdom)	2.3%
Novo Nordisk A/S (Denmark)	2.1%
Sony Group Corp. (Japan)	1.6%
Unilever PLC (United Kingdom)	1.6%
TotalEnergies SE (France)	1.6%
SAP SE (Germany)	1.4%
Commonwealth Bank of Australia (Australia)	1.4%
GlaxoSmithKline PLC (United Kingdom)	1.3%

Country Diversification* as of February 28, 2022

Japan	24.2%
United Kingdom	14.2%
France	10.7%
Switzerland	9.9%
Germany	7.8%
Australia	6.7%
Netherlands	6.6%
Denmark	4.0%
Sweden	3.2%
Spain	2.2%
Other	10.5%

Total	100.0%

Sector Diversification* as of February 28, 2022

Financials	17.4%
Industrials	14.7%
Health Care	14.6%
Consumer Discretionary	11.4%
Consumer Staples	9.4%
Materials	9.0%
Information Technology	8.7%
Communication Services	5.3%
Utilities	3.3%
Energy	3.2%
Real Estate	3.0%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 26.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (EMSG)

The Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Emerging Markets ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies across emerging markets countries. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2022 (38.1% of Net Assets)

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13.2%
Tencent Holdings Ltd. (China)	7.7%
Alibaba Group Holding Ltd. (China)	5.0%
Meituan (China)	2.3%
Reliance Industries Ltd. (India)	2.2%
Infosys Ltd. (India)	1.9%
China Construction Bank Corp. (China)	1.8%
MediaTek, Inc. (Taiwan)	1.5%
Housing Development Finance Corp. Ltd. (India)	1.3%
Ping An Insurance Group Co. of China Ltd. (China)	1.2%

Country Diversification* as of February 28, 2022

China	30.0%
Taiwan	23.7%
India	12.5%
South Korea	6.5%
South Africa	5.5%
Brazil	3.7%
Thailand	2.5%
Malaysia	2.1%
United Arab Emirates	2.1%
Hong Kong	2.0%
Other	9.4%

Total	100.0%

Sector Diversification* as of February 28, 2022

Information Technology	22.2%
Financials	20.1%
Consumer Discretionary	15.6%
Communication Services	12.9%
Materials	7.2%
Consumer Staples	5.5%
Industrials	4.7%
Energy	4.2%
Health Care	3.6%
Real Estate	2.3%
Utilities	1.7%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and securities lending collateral.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 32.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI USA ESG Leaders Equity ETF (USSG)

Xtrackers MSCI USA ESG Leaders Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI USA ESG Leaders Index (the “Underlying Index”). The Underlying Index is a capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers and consists of large- and medium-capitalization companies in the U.S. market. The S&P 500 Index or the Standard & Poor’s 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2022 (36.6% of Net Assets)

Description	% of Net Assets
Microsoft Corp.	10.9%
Alphabet, Inc.	8.1%
Tesla, Inc.	3.8%
NVIDIA Corp.	3.1%
Johnson & Johnson	2.2%
Procter & Gamble Co.	1.9%
Visa, Inc.	1.9%
Home Depot, Inc.	1.7%
Mastercard, Inc.	1.6%
Walt Disney Co.	1.4%

Sector Diversification* as of February 28, 2022

Information Technology	28.7%
Health Care	13.3%
Consumer Discretionary	12.5%
Financials	11.6%
Communication Services	11.6%
Industrials	7.8%
Consumer Staples	6.5%
Materials	2.8%
Real Estate	2.7%
Energy	1.5%
Utilities	1.0%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P 500 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P 500 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2022 (37.4% of Net Assets)

Description	% of Net Assets
Apple, Inc.	9.0%
Microsoft Corp.	7.9%
Alphabet, Inc.	5.5%
Amazon.com, Inc.	4.7%
Tesla, Inc.	2.5%
NVIDIA Corp.	2.1%
UnitedHealth Group, Inc.	1.6%
JPMorgan Chase & Co.	1.5%
Procter & Gamble Co.	1.3%
Visa, Inc.	1.3%

Sector Diversification* as of February 28, 2022

Information Technology	31.1%
Consumer Discretionary	13.5%
Health Care	12.9%
Financials	10.3%
Communication Services	9.5%
Industrials	6.4%
Consumer Staples	5.7%
Energy	4.0%
Real Estate	2.6%
Materials	2.5%
Utilities	1.5%

Total	100.0%

* As a percent of total investments excluding cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 45.

7

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P MidCap 400 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P MidCap 400 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2022 (8.9% of Net Assets)

Description	% of Net Assets
Molina Healthcare, Inc.	1.2%
Camden Property Trust	1.1%
Steel Dynamics, Inc.	0.9%
Fair Isaac Corp.	0.9%
First Horizon Corp.	0.8%
Jones Lang LaSalle, Inc.	0.8%
East West Bancorp, Inc.	0.8%
Carlisle Cos., Inc.	0.8%
Graco, Inc.	0.8%
Medical Properties Trust, Inc.	0.8%

Sector Diversification* as of February 28, 2022

Industrials	19.5%
Financials	15.6%
Consumer Discretionary	15.4%
Information Technology	13.2%
Real Estate	11.9%
Health Care	8.6%
Materials	7.6%
Consumer Staples	3.5%
Communication Services	2.0%
Utilities	1.5%
Energy	1.2%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 50.

8

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers S&P SmallCap 600 ESG ETF (SMLE)

Xtrackers S&P SmallCap 600 ESG ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P SmallCap 600 ESG Index (the “Underlying Index”). The Underlying Index is a broad-based, market capitalization weighted index that provides exposure to companies with high environmental, social and governance (“ESG”) performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2022 (7.4% of Net Assets)

Description	% of Net Assets
Range Resources Corp.	0.8%
Omnicell, Inc.	0.8%
Vonage Holdings Corp.	0.8%
Chart Industries, Inc.	0.8%
Rogers Corp.	0.7%
Southwestern Energy Co.	0.7%
AMN Healthcare Services, Inc.	0.7%
Exponent, Inc.	0.7%
Matson, Inc.	0.7%
SPS Commerce, Inc.	0.7%

Sector Diversification* as of February 28, 2022

Financials	18.5%
Industrials	17.9%
Information Technology	14.2%
Consumer Discretionary	12.6%
Health Care	11.8%
Real Estate	8.2%
Materials	5.9%
Consumer Staples	4.4%
Energy	4.4%
Communication Services	1.1%
Utilities	1.0%

Total	100.0%

* As a percent of total investments excluding exchange-traded funds, securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 54.

9

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (Septemebr 1, 2021 to February 28, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Actual	$1,000.00	$911.50	0.15%	$0.71
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.76
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Actual	$1,000.00	$919.30	0.14%	$0.64
Hypothetical (5% return before expenses)	$1,000.00	$1,024.12	0.14%	$0.68
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Actual	$1,000.00	$879.30	0.20%	$0.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.81	0.20%	$1.00
Xtrackers MSCI USA ESG Leaders Equity ETF
Actual	$1,000.00	$966.20	0.09%	$0.44
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.09%	$0.45
Xtrackers S&P 500 ESG ETF
Actual	$1,000.00	$996.00	0.10%	$0.49
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	0.10%	$0.50
Xtrackers S&P MidCap 400 ESG ETF
Actual	$1,000.00	$978.30	0.15%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.76
Xtrackers S&P SmallCap 600 ESG ETF
Actual	$1,000.00	$982.80	0.15%	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.76

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

10

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 97.8%
Argentina — 0.0%
Adecoagro SA*	9,879	$94,443
Despegar.com Corp.*	7,920	91,159
Grupo Financiero Galicia SA, ADR	10,673	101,073
Telecom Argentina SA, ADR* (a)	19,570	98,242

(Cost $375,106)		384,917

Brazil — 2.8%
Ambev SA	410,483	1,211,123
Americanas SA	62,529	370,195
Atacadao SA	23,300	86,159
B3 SA — Brasil Bolsa Balcao	924,980	2,617,817
Banco Bradesco SA	183,960	609,189
Banco BTG Pactual SA	216,589	1,080,065
Banco do Brasil SA	133,837	914,727
Banco Inter SA	55,557	217,733
Banco Santander Brasil SA	54,255	325,844
BB Seguridade Participacoes SA	108,208	483,940
BRF SA*	53,637	173,976
CCR SA	99,189	226,423
Centrais Eletricas Brasileiras SA	62,689	423,102
Cia de Saneamento Basico do Estado de Sao Paulo	33,083	265,925
Cia Siderurgica Nacional SA	57,636	280,813
CPFL Energia SA	14,484	85,076
Energisa SA	28,890	247,250
Equatorial Energia SA	50,840	252,340
Hapvida Participacoes e Investimentos SA, 144A	493,784	1,162,645
Hypera SA	46,127	299,950
Itau Unibanco Holding SA	43,671	185,053
Klabin SA	78,572	353,839
Localiza Rent a Car SA	55,557	620,308
Lojas Renner SA	143,637	705,959
Magazine Luiza SA	257,540	300,448
Multiplan Empreendimentos Imobiliarios SA	34,477	147,834
Natura & Co. Holding SA*	138,903	624,183
Neoenergia SA	25,559	79,827
Pagseguro Digital Ltd., Class A* (a)	25,162	401,082
Porto Seguro SA	24,210	98,594
Raia Drogasil SA	182,234	826,327
Rede D’Or Sao Luiz SA, 144A	70,710	700,004
Rumo SA*	174,506	525,039
Sendas Distribuidora SA	103,549	270,546
StoneCo Ltd., Class A*	19,572	219,989
Suzano SA	72,798	778,187
Telefonica Brasil SA	40,069	390,213
TIM SA	107,198	283,201
TOTVS SA	44,932	288,255
Via S/A*	192,954	141,952
WEG SA	135,698	774,409
XP, Inc.*	1,919	61,540
XP, Inc., Class A* (a)	7,287	235,662

(Cost $22,494,537)		20,346,743

	Number of Shares	Value
Chile — 0.3%
Banco de Chile	4,282,617	$456,820
Banco de Credito e Inversiones SA	10,250	368,461
Banco Santander Chile	10,350,842	510,510
Cencosud SA	128,246	237,194
Cencosud Shopping SA	40,660	43,893
Cia Sud Americana de Vapores SA	1,820,483	178,200
Empresas CMPC SA	100,739	167,357
Falabella SA	81,648	270,174

(Cost $2,251,299)		2,232,609

China — 31.5%
360 Security Technology, Inc., Class A*	38,200	63,324
51job, Inc., ADR*	5,591	289,614
AAC Technologies Holdings, Inc. (a)	69,533	190,436
Agile Group Holdings Ltd.	91,432	41,657
Agricultural Bank of China Ltd., Class A	776,600	366,762
Agricultural Bank of China Ltd., Class H	4,316,518	1,635,191
Aier Eye Hospital Group Co. Ltd., Class A	30,400	174,692
Air China Ltd., Class A*	59,100	92,537
Air China Ltd., Class H*	157,466	120,915
Airtac International Group	7,457	244,710
Alibaba Group Holding Ltd., ADR*	167,041	17,571,043
A-Living Smart City Services Co. Ltd., 144A	80,254	143,998
Aluminum Corp. of China Ltd., Class A*	66,600	68,394
Aluminum Corp. of China Ltd., Class H*	405,824	280,982
Angang Steel Co. Ltd., Class A	34,600	21,056
Angang Steel Co. Ltd., Class H	226,789	112,615
Angel Yeast Co. Ltd., Class A	11,300	89,361
Anhui Conch Cement Co. Ltd., Class A	35,000	223,534
Anhui Conch Cement Co. Ltd., Class H	102,149	547,761
ANTA Sports Products Ltd.	108,374	1,649,112
Apeloa Pharmaceutical Co. Ltd., Class A	6,900	31,012
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,000	107,895
Autohome, Inc., ADR*	5,590	170,998
Avary Holding Shenzhen Co. Ltd., Class A	5,400	29,619
Baidu, Inc., ADR*	24,790	3,778,988
Bank of Beijing Co. Ltd., Class A	106,000	75,762
Bank of China Ltd., Class A	305,200	149,940
Bank of China Ltd., Class H	7,428,510	2,890,138
Bank of Communications Co. Ltd., Class A	371,500	281,422
Bank of Communications Co. Ltd., Class H	1,072,659	735,817
Bank of Hangzhou Co. Ltd., Class A	68,900	156,363
Bank of Jiangsu Co. Ltd., Class A	77,900	82,097
Bank of Nanjing Co. Ltd., Class A	85,700	132,557
Bank of Ningbo Co. Ltd., Class A	39,360	237,657
Bank of Shanghai Co. Ltd., Class A	82,100	90,948
Baoshan Iron & Steel Co. Ltd., Class A	75,000	85,816
BBMG Corp., Class A	203,800	93,018
BeiGene Ltd., ADR*	5,488	1,155,334
Beijing Dabeinong Technology Group Co. Ltd., Class A	21,200	27,819

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Beijing Shiji Information Technology Co. Ltd., Class A	6,200	$23,523
Beijing United Information Technology Co. Ltd., Class A	4,000	74,796
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,300	91,781
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	248,900	203,538
Bilibili, Inc., ADR* (a)	22,367	707,021
Blue Moon Group Holdings Ltd., 144A (a)	155,975	121,767
BOC International China Co. Ltd., Class A	16,100	29,904
BOE Technology Group Co. Ltd., Class A	250,500	186,585
BYD Co. Ltd., Class A	10,200	403,474
BYD Co. Ltd., Class H	76,992	2,339,212
By-health Co. Ltd., Class A	4,800	18,842
CanSino Biologics, Inc., Class H, 144A* (a)	6,057	109,067
CGN Power Co. Ltd., Class A	141,100	65,742
CGN Power Co. Ltd., Class H, 144A	1,831,480	518,009
Changchun High & New Technology Industry Group, Inc., Class A	1,700	49,047
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,600	39,120
China Baoan Group Co. Ltd., Class A	15,100	32,928
China Bohai Bank Co. Ltd., Class H, 144A (a)	314,387	52,306
China Cinda Asset Management Co. Ltd., Class H	676,696	122,111
China CITIC Bank Corp. Ltd., Class H	820,493	385,376
China Conch Venture Holdings Ltd.	148,250	713,388
China Construction Bank Corp., Class A	140,300	134,074
China Construction Bank Corp., Class H	13,775,109	10,330,847
China CSSC Holdings Ltd., Class A	9,600	33,334
China Eastern Airlines Corp. Ltd., Class A*	62,800	53,743
China Everbright Bank Co. Ltd., Class A	360,500	190,819
China Everbright Bank Co. Ltd., Class H	597,247	221,664
China Evergrande Group (a)	185,090	37,901
China Feihe Ltd., 144A	144,494	172,349
China Galaxy Securities Co. Ltd., Class H	381,125	218,031
China Greatwall Technology Group Co. Ltd., Class A	15,300	32,200
China Hongqiao Group Ltd.	223,994	311,322
China International Capital Corp. Ltd., Class A	11,800	79,178
China International Capital Corp. Ltd., Class H, 144A	222,756	541,659
China International Marine Containers Group Co. Ltd., Class H	58,819	97,408
China Lesso Group Holdings Ltd.	133,370	204,483
China Life Insurance Co. Ltd., Class A	21,600	98,518
China Life Insurance Co. Ltd., Class H	1,127,148	1,869,516
China Literature Ltd., 144A*	42,187	227,572
China Meidong Auto Holdings Ltd.	64,838	304,121
China Merchants Bank Co. Ltd., Class A	111,200	877,616

	Number of Shares	Value
China (Continued)
China Merchants Bank Co. Ltd., Class H	367,463	$3,094,445
China Merchants Securities Co. Ltd., Class A	42,400	106,437
China Merchants Securities Co. Ltd., Class H, 144A	31,640	39,886
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	14,300	30,708
China Minsheng Banking Corp. Ltd., Class A	281,900	174,680
China Minsheng Banking Corp. Ltd., Class H	575,455	223,887
China Molybdenum Co. Ltd., Class H	329,296	197,231
China National Building Material Co. Ltd., Class H	329,766	422,880
China National Chemical Engineering Co. Ltd., Class A	66,000	108,884
China National Nuclear Power Co. Ltd., Class A	137,200	160,900
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,200	118,541
China Pacific Insurance Group Co. Ltd., Class A	36,900	154,617
China Pacific Insurance Group Co. Ltd., Class H	225,079	626,524
China Railway Group Ltd., Class A	153,900	151,461
China Railway Group Ltd., Class H	392,311	230,455
China Railway Signal & Communication Corp. Ltd., Class H, 144A	249,186	90,570
China Reinsurance Group Corp., Class H	848,934	81,485
China Resources Mixc Lifestyle Services Ltd., 144A	58,816	302,597
China Southern Airlines Co. Ltd., Class H*	149,015	94,020
China State Construction Engineering Corp. Ltd., Class A	248,500	200,454
China Tower Corp. Ltd., Class H, 144A	3,990,424	464,733
China United Network Communications Ltd., Class A	176,600	106,912
China Vanke Co. Ltd., Class A	62,800	191,087
China Vanke Co. Ltd., Class H	167,165	396,214
China Yangtze Power Co. Ltd., Class A	270,300	992,956
China Zhenhua Group Science & Technology Co. Ltd., Class A	5,700	105,843
Chongqing Changan Automobile Co. Ltd., Class A	38,200	78,337
Chongqing Rural Commercial Bank Co. Ltd., Class H	320,912	118,283
Chongqing Zhifei Biological Products Co. Ltd., Class A	9,400	192,588
CIFI Holdings Group Co. Ltd.	369,885	257,519
CITIC Securities Co. Ltd., Class A	98,555	364,388
CITIC Securities Co. Ltd., Class H	193,829	469,831
Contemporary Amperex Technology Co. Ltd., Class A	21,100	1,783,502
COSCO SHIPPING Holdings Co. Ltd., Class A*	77,700	215,738
COSCO SHIPPING Holdings Co. Ltd., Class H*	308,329	619,523

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Country Garden Holdings Co. Ltd.	789,746	$612,496
Country Garden Services Holdings Co. Ltd.	173,200	1,035,161
CRRC Corp. Ltd., Class A	138,800	127,362
CRRC Corp. Ltd., Class H	411,288	182,650
CSC Financial Co. Ltd., Class H, 144A	131,508	139,693
Dada Nexus Ltd., ADR*	28,888	240,059
Dali Foods Group Co. Ltd., 144A	179,908	94,631
DaShenLin Pharmaceutical Group Co. Ltd., Class A	5,300	29,893
Dongfang Electric Corp. Ltd., Class A	11,300	29,119
Dongfang Electric Corp. Ltd., Class H	30,880	38,690
Dongfeng Motor Group Co. Ltd., Class H	157,073	134,886
East Money Information Co. Ltd., Class A	62,300	264,010
Ecovacs Robotics Co. Ltd., Class A	2,200	47,232
Eve Energy Co. Ltd., Class A	12,000	170,206
Everbright Securities Co. Ltd., Class A	54,400	114,835
Evergrande Property Services Group Ltd., 144A*	362,957	109,161
Flat Glass Group Co. Ltd., Class A	11,900	92,409
Flat Glass Group Co. Ltd., Class H	76,361	314,681
Focus Media Information Technology Co. Ltd., Class A	95,500	115,780
Foshan Haitian Flavouring & Food Co. Ltd., Class A	12,800	200,824
Founder Securities Co. Ltd., Class A	49,100	55,870
Foxconn Industrial Internet Co. Ltd., Class A	70,000	123,914
Fujian Sunner Development Co. Ltd., Class A*	9,200	28,737
Fuyao Glass Industry Group Co. Ltd., Class A	15,200	105,990
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	47,115	230,338
Ganfeng Lithium Co. Ltd., Class A	7,000	167,967
Ganfeng Lithium Co. Ltd., Class H, 144A	20,970	352,913
GDS Holdings Ltd., ADR* (a)	27,957	1,244,646
GEM Co. Ltd., Class A	75,600	114,538
Gemdale Corp., Class A	14,900	30,012
Genscript Biotech Corp.*	153,488	606,000
GF Securities Co. Ltd., Class A	50,300	148,349
GF Securities Co. Ltd., Class H	109,027	163,533
Gigadevice Semiconductor Beijing, Inc., Class A	3,600	87,467
GoerTek, Inc., Class A	12,100	83,952
Gotion High-tech Co. Ltd., Class A*	10,500	71,686
Great Wall Motor Co. Ltd., Class A	7,900	45,710
Great Wall Motor Co. Ltd., Class H	195,286	406,382
Gree Electric Appliances, Inc. of Zhuhai, Class A	50,900	296,607
Guangdong Haid Group Co. Ltd., Class A	7,000	73,084
Guangdong Kinlong Hardware Products Co. Ltd., Class A	3,200	53,756
Guangzhou Automobile Group Co. Ltd., Class H	157,073	154,787

	Number of Shares	Value
China (Continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	35,300	$166,654
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	3,200	42,700
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,000	117,802
Guosen Securities Co. Ltd., Class A	24,000	39,366
Guotai Junan Securities Co. Ltd., Class A	52,200	138,069
Guotai Junan Securities Co. Ltd., Class H, 144A	78,389	115,572
Haidilao International Holding Ltd., 144A (a)	85,379	195,809
Haier Smart Home Co. Ltd., Class A	46,600	188,246
Haier Smart Home Co. Ltd., Class H	200,873	700,537
Haitong Securities Co. Ltd., Class A	56,600	100,822
Haitong Securities Co. Ltd., Class H	252,989	217,578
Hangzhou First Applied Material Co. Ltd., Class A	12,400	233,144
Hangzhou Silan Microelectronics Co. Ltd., Class A	12,300	111,090
Hangzhou Tigermed Consulting Co. Ltd., Class A	7,000	112,910
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	9,782	109,542
Hansoh Pharmaceutical Group Co. Ltd., 144A	117,993	252,485
Hengan International Group Co. Ltd.	58,353	309,550
Hithink RoyalFlush Information Network Co. Ltd., Class A	4,300	73,563
Hongfa Technology Co. Ltd., Class A	10,000	99,525
Hua Hong Semiconductor Ltd., 144A*	95,161	493,239
Huadong Medicine Co. Ltd., Class A	23,200	139,310
Huaneng Lancang River Hydropower, Inc., Class A	73,600	71,850
Huatai Securities Co. Ltd., Class A	44,700	112,210
Huatai Securities Co. Ltd., Class H, 144A	126,281	206,544
Huaxia Bank Co. Ltd., Class A	109,400	97,610
Huaxin Cement Co. Ltd., Class B	51,300	97,111
Huayu Automotive Systems Co. Ltd., Class A	26,800	107,710
Huazhu Group Ltd., ADR*	9,319	385,434
Huizhou Desay Sv Automotive Co. Ltd., Class A	4,600	96,316
Hunan Valin Steel Co. Ltd., Class A	39,300	36,310
Hundsun Technologies, Inc., Class A	7,000	57,952
Iflytek Co. Ltd., Class A	15,200	118,011
Industrial & Commercial Bank of China Ltd., Class A	572,100	422,502
Industrial & Commercial Bank of China Ltd., Class H	11,637,133	6,955,144
Industrial Bank Co. Ltd., Class A	125,200	437,902
Industrial Securities Co. Ltd., Class A	94,500	122,506
Ingenic Semiconductor Co. Ltd., Class A	4,500	79,374
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	282,000	119,772
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	34,400	215,450

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Innovent Biologics, Inc., 144A*	76,987	$344,356
Inspur Electronic Information Industry Co. Ltd., Class A	24,600	128,380
Intco Medical Technology Co. Ltd., Class A	4,800	38,970
iQIYI, Inc., ADR*	29,823	123,467
JA Solar Technology Co. Ltd., Class A	12,200	183,599
Jafron Biomedical Co. Ltd., Class A	9,800	71,054
Jason Furniture Hangzhou Co. Ltd., Class A	10,200	113,800
JCET Group Co. Ltd., Class A	25,900	114,888
JD Health International, Inc., 144A* (a)	63,503	470,561
JD.com, Inc., ADR*	82,749	5,927,311
JD.com, Inc., Class A*	43,777	1,564,245
Jiangsu Eastern Shenghong Co. Ltd., Class A	27,400	82,678
Jiangsu Hengrui Medicine Co. Ltd., Class A	38,200	242,640
Jiangsu Zhongtian Technology Co. Ltd., Class A	34,900	103,483
Jiangxi Copper Co. Ltd., Class A	38,200	134,154
Jiangxi Copper Co. Ltd., Class H	76,521	137,496
Jiangxi Zhengbang Technology Co. Ltd., Class A	21,900	23,913
Joinn Laboratories China Co. Ltd., Class H, 144A	10,629	88,556
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	6,100	33,265
KE Holdings, Inc., ADR*	55,079	1,069,083
Kingdee International Software Group Co. Ltd.*	428,655	1,052,204
Kingfa Sci & Tech Co. Ltd., Class A	4,300	7,319
Kingsoft Cloud Holdings Ltd., ADR* (a)	13,756	92,715
Kingsoft Corp. Ltd.	129,117	479,209
Kuaishou Technology, 144A*	91,859	1,052,763
Kuang-Chi Technologies Co. Ltd., Class A*	9,700	31,191
LB Group Co. Ltd., Class A	8,000	33,534
Legend Holdings Corp., Class H, 144A	142,165	199,774
Lenovo Group Ltd.	1,021,913	1,136,520
Lens Technology Co. Ltd., Class A	46,600	107,379
Li Auto, Inc., ADR*	89,342	2,720,464
Li Ning Co. Ltd.	210,422	2,091,105
Lingyi iTech Guangdong Co., Class A*	43,900	41,674
Livzon Pharmaceutical Group, Inc., Class H	26,124	97,793
Logan Group Co. Ltd.	204,659	68,100
Longfor Group Holdings Ltd., 144A	183,324	980,706
LONGi Green Energy Technology Co. Ltd., Class A	62,300	766,853
Lufax Holding Ltd., ADR*	290,360	1,878,629
Luxshare Precision Industry Co. Ltd., Class A	36,700	252,596
Mango Excellent Media Co. Ltd., Class A	9,200	49,762
Maxscend Microelectronics Co. Ltd., Class A	1,500	64,101
Meituan, Class B, 144A*	359,436	7,921,328

	Number of Shares	Value
China (Continued)
Metallurgical Corp. of China Ltd., Class A	203,500	$131,259
Metallurgical Corp. of China Ltd., Class H	244,500	74,160
Microport Scientific Corp. (a)	65,564	181,243
Ming Yang Smart Energy Group Ltd., Class A	19,900	81,051
Ming Yuan Cloud Group Holdings Ltd.* (a)	43,800	85,989
MINISO Group Holding Ltd., ADR	28,425	248,150
Montage Technology Co. Ltd., Class A	10,348	126,767
Muyuan Foods Co. Ltd., Class A	23,200	209,866
NARI Technology Co. Ltd., Class A	27,860	156,078
NAURA Technology Group Co. Ltd., Class A	4,100	196,975
NavInfo Co. Ltd., Class A*	12,300	33,352
NetEase, Inc., ADR	36,479	3,477,908
New China Life Insurance Co. Ltd., Class A	18,300	110,496
New China Life Insurance Co. Ltd., Class H	135,022	386,212
New Hope Liuhe Co. Ltd., Class A*	12,100	29,473
New Oriental Education & Technology Group, Inc., ADR*	144,899	218,797
Ninestar Corp., Class A	17,000	134,437
NIO, Inc., ADR*	194,127	4,433,861
Nongfu Spring Co. Ltd., Class H, 144A	161,736	1,013,217
Offcn Education Technology Co. Ltd., Class A*	29,300	32,550
Oppein Home Group, Inc., Class A	3,200	64,208
Orient Securities Co. Ltd., Class A	55,500	107,834
Ovctek China, Inc., Class A	4,100	26,634
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	52,700	35,078
People’s Insurance Co. Group of China Ltd., Class A	187,800	137,799
People’s Insurance Co. Group of China Ltd., Class H	1,183,386	380,140
Pharmaron Beijing Co. Ltd., Class A	4,600	88,377
Pharmaron Beijing Co. Ltd., Class H, 144A	11,651	140,760
PICC Property & Casualty Co. Ltd., Class H	620,673	655,330
Pinduoduo, Inc., ADR*	58,119	3,014,051
Ping An Bank Co. Ltd., Class A	116,900	291,787
Ping An Healthcare and Technology Co. Ltd., 144A* (a)	45,199	139,408
Ping An Insurance Group Co. of China Ltd., Class A	107,900	867,988
Ping An Insurance Group Co. of China Ltd., Class H	922,628	7,131,926
Poly Developments and Holdings Group Co. Ltd., Class A	54,400	136,388
Poly Property Services Co. Ltd., Class H	13,771	97,374
Pop Mart International Group Ltd., 144A*	24,238	121,443
Postal Savings Bank of China Co. Ltd., Class A	203,200	179,692

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Postal Savings Bank of China Co. Ltd., Class H, 144A (a)	1,141,691	$936,591
Rongsheng Petrochemical Co. Ltd., Class A	27,500	82,064
SAIC Motor Corp. Ltd., Class A	54,400	156,131
Sangfor Technologies, Inc., Class A	1,700	39,200
Sany Heavy Industry Co. Ltd., Class A	38,200	118,717
Satellite Chemical Co. Ltd., Class A	17,700	126,453
SDIC Capital Co. Ltd., Class A	63,300	74,235
Seazen Group Ltd.*	186,429	98,300
Seazen Holdings Co. Ltd., Class A	20,700	99,038
SF Holding Co. Ltd., Class A	15,200	145,496
SG Micro Corp., Class A	900	49,635
Shandong Gold Mining Co. Ltd., Class H, 144A	117,058	221,721
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	23,200	129,310
Shandong Linglong Tyre Co. Ltd., Class A	17,800	78,873
Shandong Nanshan Aluminum Co. Ltd., Class A	124,200	95,660
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	236,110	325,140
Shanghai Baosight Software Co. Ltd., Class A	9,800	83,432
Shanghai Baosight Software Co. Ltd., Class B	54,400	234,355
Shanghai Electric Group Co. Ltd., Class H	388,620	108,921
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	24,700	165,971
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	69,878	279,916
Shanghai International Airport Co. Ltd., Class A*	8,300	68,860
Shanghai Jinjiang International Hotels Co. Ltd., Class A	6,500	57,882
Shanghai Junshi Biosciences Co. Ltd., Class H, 144A*	20,504	138,815
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	144,004	128,308
Shanghai MicroPort MedBot Group Co. Ltd.*	24,858	154,454
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	60,215	108,505
Shanghai Pudong Development Bank Co. Ltd., Class A	195,800	260,343
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,300	76,083
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	21,000	34,845
Shanxi Taigang Stainless Steel Co. Ltd., Class A	49,700	57,576
Shenwan Hongyuan Group Co. Ltd., Class A	182,700	132,609
Shenzhen Capchem Technology Co. Ltd., Class A	2,100	31,949

	Number of Shares	Value
China (Continued)
Shenzhen Inovance Technology Co. Ltd., Class A	11,050	$111,481
Shenzhen Kangtai Biological Products Co. Ltd., Class A	2,500	33,455
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	6,100	316,224
Shenzhen Overseas Chinese Town Co. Ltd., Class A	40,600	44,396
Shenzhou International Group Holdings Ltd.	72,794	1,223,217
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,200	63,864
Sichuan Road & Bridge Co. Ltd., Class A	48,200	95,178
Sinoma Science & Technology Co. Ltd., Class A	18,100	85,423
Sinopharm Group Co. Ltd., Class H	209,317	505,766
Sinotrans Ltd., Class H	179,300	55,990
Sinotruk Hong Kong Ltd.	56,264	83,816
Sunac China Holdings Ltd.	230,518	188,811
Sunac Services Holdings Ltd., 144A	76,988	65,325
Sungrow Power Supply Co. Ltd., Class A	12,400	237,978
Suning.com Co. Ltd., Class A*	50,300	28,618
Sunny Optical Technology Group Co. Ltd.	40,537	968,588
Sunwoda Electronic Co. Ltd., Class A	11,300	65,758
Suzhou Maxwell Technologies Co. Ltd., Class A	1,000	86,704
TCL Technology Group Corp., Class A	109,400	96,397
Tencent Holdings Ltd.	890,666	48,011,636
Tencent Music Entertainment Group, ADR*	94,972	511,899
Thunder Software Technology Co. Ltd., Class A	3,200	70,714
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	30,400	231,156
Tingyi Cayman Islands Holding Corp.	120,322	266,092
Tongcheng Travel Holdings Ltd.*	129,611	240,521
Tongwei Co. Ltd., Class A	23,200	157,731
Topchoice Medical Corp., Class A*	2,200	56,234
Topsports International Holdings Ltd., 144A	236,576	244,942
TravelSky Technology Ltd., Class H	157,073	295,905
Trip.com Group Ltd., ADR*	56,486	1,458,468
Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,100	108,726
Uni-President China Holdings Ltd.	162,488	168,442
Vipshop Holdings Ltd., ADR*	51,365	445,335
Walvax Biotechnology Co. Ltd., Class A	7,000	51,862
Wanhua Chemical Group Co. Ltd., Class A	15,200	228,361
Want Want China Holdings Ltd.	401,164	426,645
Weibo Corp., ADR*	8,393	230,220
Weichai Power Co. Ltd., Class A	54,400	130,698
Weichai Power Co. Ltd., Class H	188,293	318,091
Wens Foodstuffs Group Co. Ltd., Class A	45,400	140,229
Western Securities Co. Ltd., Class A	51,900	62,510
Will Semiconductor Co. Ltd., Class A	3,900	151,927

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Wingtech Technology Co. Ltd., Class A	7,000	$129,461
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	22,400	73,945
WuXi AppTec Co. Ltd., Class A	12,168	200,415
WuXi AppTec Co. Ltd., Class H, 144A	33,550	475,746
Wuxi Biologics Cayman, Inc., 144A*	533,301	4,385,194
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	8,800	93,760
XCMG Construction Machinery Co. Ltd., Class A	166,900	146,269
Xiaomi Corp., Class B, 144A*	880,894	1,652,726
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	65,300	154,712
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	128,115	208,888
Xinyi Solar Holdings Ltd.	774,778	1,400,088
XPeng, Inc., ADR* (a)	82,454	2,998,852
Yealink Network Technology Corp. Ltd., Class A	8,600	104,154
Yifeng Pharmacy Chain Co. Ltd., Class A	7,000	54,813
Yihai International Holding Ltd.*	42,399	176,895
Yihai Kerry Arawana Holdings Co. Ltd., Class A	8,300	70,293
Yonyou Network Technology Co. Ltd., Class A	23,200	115,265
YTO Express Group Co. Ltd., Class A	16,300	44,922
Yunda Holding Co. Ltd., Class A	28,100	86,348
Yunnan Aluminium Co. Ltd., Class A*	39,700	90,662
Yunnan Baiyao Group Co. Ltd., Class A	7,000	100,119
Yunnan Energy New Material Co. Ltd., Class A	5,200	214,263
Zai Lab Ltd., ADR*	6,833	373,765
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,800	217,588
Zhejiang Century Huatong Group Co. Ltd., Class A*	91,100	93,987
Zhejiang Chint Electrics Co. Ltd., Class A	8,400	66,455
Zhejiang Dahua Technology Co. Ltd., Class A	41,900	124,173
Zhejiang Dingli Machinery Co. Ltd., Class A	2,700	24,612
Zhejiang Expressway Co. Ltd., Class H	89,570	80,701
Zhejiang Huayou Cobalt Co. Ltd., Class A	2,800	54,638
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	11,500	118,463
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	4,500	34,132
Zhejiang NHU Co. Ltd., Class A	13,000	69,945
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	7,500	23,891
Zheshang Securities Co. Ltd., Class A	54,900	100,490
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A* (a)	109,606	359,102
Zhongsheng Group Holdings Ltd.	34,014	236,810
Zhuzhou CRRC Times Electric Co. Ltd.	50,843	263,530

	Number of Shares	Value
China (Continued)
Zhuzhou Kibing Group Co. Ltd., Class A	27,700	$68,965
Zijin Mining Group Co. Ltd., Class A	109,400	194,527
Zijin Mining Group Co. Ltd., Class H	334,878	496,293
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	197,145	130,695
ZTE Corp., Class A	38,200	175,926
ZTE Corp., Class H	51,306	126,070
ZTO Express Cayman, Inc., ADR	43,331	1,275,665

(Cost $258,463,300)		230,022,749

Colombia — 0.1%
Bancolombia SA	38,671	387,106
Interconexion Electrica SA ESP	40,535	252,564

(Cost $573,737)		639,670

Czech Republic — 0.1%
Komercni Banka AS	10,719	422,362
Moneta Money Bank AS, 144A	49,064	194,421

(Cost $641,376)		616,783

Egypt — 0.1%
Commercial International Bank Egypt SAE*	308,333	938,345
Fawry for Banking & Payment Technology Services SAE*	146,823	90,374

(Cost $1,113,455)		1,028,719

Greece — 0.3%
Alpha Services and Holdings SA*	289,060	393,503
Eurobank Ergasias Services and Holdings SA*	407,676	447,004
Hellenic Telecommunications Organization SA	33,549	670,744
JUMBO SA	12,578	180,692
National Bank of Greece SA*	88,875	329,421
Piraeus Financial Holdings SA*	92,400	146,958
Star Bulk Carriers Corp.	7,362	221,449
Terna Energy SA	6,072	88,115

(Cost $2,388,136)		2,477,886

Hong Kong — 1.2%
Beijing Enterprises Water Group Ltd.	313,922	123,742
BOC Hong Kong Holdings Ltd.	536,759	1,930,318
China Everbright Environment Group Ltd.	326,288	233,847
China Jinmao Holdings Group Ltd.	637,555	212,146
China Mengniu Dairy Co. Ltd.*	277,115	1,799,863
China Merchants Port Holdings Co. Ltd.	103,082	193,929
China Overseas Land & Investment Ltd.	436,573	1,332,565
China Resources Cement Holdings Ltd.	163,660	139,914
China Resources Land Ltd.	259,875	1,263,838
China State Construction International Holdings Ltd.	179,441	252,155
China Taiping Insurance Holdings Co. Ltd.	224,925	265,695
Guangdong Investment Ltd.	272,903	366,725
Jinmao Property Services Co. Ltd.*	9,630	37
Orient Overseas International Ltd.	18,964	533,944

(Cost $7,883,638)		8,648,718

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Hungary — 0.2%
OTP Bank Nyrt*	32,641	$1,261,780
Richter Gedeon Nyrt	13,981	295,236

(Cost $2,328,328)		1,557,016

India — 12.8%
Aarti Industries Ltd.	20,590	253,086
ABB India Ltd.	3,953	113,292
ACC Ltd.	7,639	211,806
Adani Green Energy Ltd.*	80,018	1,957,665
Adani Ports & Special Economic Zone Ltd.	65,339	613,522
Adani Transmission Ltd.*	35,411	1,003,102
Alkem Laboratories Ltd.	3,727	162,141
Ambuja Cements Ltd.	51,776	215,941
Apollo Hospitals Enterprise Ltd.	11,649	742,531
Ashok Leyland Ltd.	184,567	290,638
Asian Paints Ltd.	56,489	2,380,076
Astral Ltd.	8,033	207,015
AU Small Finance Bank Ltd., 144A*	19,570	312,611
Aurobindo Pharma Ltd.	27,025	224,259
Avenue Supermarts Ltd., 144A*	20,523	1,182,216
Axis Bank Ltd., GDR*	15,970	776,142
Axis Bank Ltd.*	258,482	2,546,827
Bajaj Auto Ltd.	5,052	236,708
Bajaj Finance Ltd.	21,921	2,037,193
Bajaj Finserv Ltd.	3,364	714,904
Bajaj Holdings & Investment Ltd.	3,260	225,088
Balkrishna Industries Ltd.	8,439	204,128
Bandhan Bank Ltd., 144A	95,160	386,841
Bank of Baroda*	105,822	149,644
Berger Paints India Ltd.	34,012	311,670
Bharat Forge Ltd.	31,721	285,709
Bharti Airtel Ltd.*	208,547	1,900,096
Biocon Ltd.*	57,888	268,015
Bosch Ltd.	348	72,737
Britannia Industries Ltd.	6,992	318,056
Cadila Healthcare Ltd.	21,432	102,513
Cholamandalam Investment and Finance Co. Ltd.	56,489	518,014
Cipla Ltd.	44,733	549,192
Colgate-Palmolive India Ltd.	17,704	340,793
Container Corp. Of India Ltd.	23,765	188,991
Dabur India Ltd.	58,352	436,280
Dalmia Bharat Ltd.	10,419	216,684
Deepak Nitrite Ltd.	11,621	308,318
Divi’s Laboratories Ltd.	12,113	685,649
DLF Ltd.	62,078	288,979
Dr. Reddy’s Laboratories Ltd.	16,263	877,044
Eicher Motors Ltd.	8,767	301,334
Embassy Office Parks REIT	120,321	597,090
Gland Pharma Ltd., 144A*	4,923	213,209
Godrej Consumer Products Ltd.*	58,295	594,149
Godrej Properties Ltd.*	12,579	250,779
Grasim Industries Ltd.	28,739	609,699
Havells India Ltd.	34,948	549,956
HCL Technologies Ltd.	90,503	1,353,626
HDFC Asset Management Co. Ltd., 144A	6,987	193,454
HDFC Life Insurance Co. Ltd., 144A	112,868	783,736

	Number of Shares	Value
India (Continued)
Hero MotoCorp Ltd.	12,582	$423,385
Hindalco Industries Ltd.	118,745	904,210
Hindustan Unilever Ltd.	72,913	2,101,919
Honeywell Automation India Ltd.	218	118,482
Housing Development Finance Corp. Ltd.	238,103	7,471,974
ICICI Bank Ltd.	457,922	4,513,735
ICICI Lombard General Insurance Co. Ltd., 144A	26,118	438,076
ICICI Prudential Life Insurance Co. Ltd., 144A	48,705	309,725
IDFC First Bank Ltd.*	339,914	189,925
Indian Railway Catering & Tourism Corp. Ltd.	26,746	287,294
Indus Towers Ltd.*	65,805	187,858
Info Edge India Ltd.	8,854	523,420
Infosys Ltd., ADR	146,236	3,284,461
Infosys Ltd.	343,736	7,826,583
InterGlobe Aviation Ltd., 144A*	7,454	185,481
JSW Energy Ltd.	75,069	338,943
JSW Steel Ltd.	90,967	757,520
Jubilant Foodworks Ltd.	8,856	342,087
Kansai Nerolac Paints Ltd.	13,977	84,338
Kotak Mahindra Bank Ltd.	98,488	2,408,690
L&T Technology Services Ltd., 144A	2,918	175,514
Larsen & Toubro Infotech Ltd., 144A	5,589	433,917
Laurus Labs Ltd., 144A	38,779	278,719
Lupin Ltd.	19,568	193,700
Mahindra & Mahindra Ltd.	92,378	969,603
Marico Ltd.	69,066	471,791
Maruti Suzuki India Ltd.	10,285	1,134,889
Max Financial Services Ltd.*	28,735	316,458
Mindtree Ltd.	6,525	336,107
Motherson Sumi Systems Ltd.	92,192	184,084
Motherson Sumi Wiring India Ltd.* (b)	92,192	42,580
Mphasis Ltd.	9,193	379,286
MRF Ltd.	434	378,666
Muthoot Finance Ltd.	14,447	260,524
Nestle India Ltd.	3,261	763,413
NHPC Ltd.	287,826	104,667
NMDC Ltd.	65,806	125,022
Oracle Financial Services Software Ltd.	3,725	167,571
Page Industries Ltd.	467	261,902
PI Industries Ltd.	9,787	320,618
Pidilite Industries Ltd.	12,421	396,125
Piramal Enterprises Ltd.	10,304	283,113
Polycab India Ltd.	4,177	131,653
Power Finance Corp. Ltd.	84,447	123,116
Power Grid Corp. of India Ltd.	270,035	749,565
Punjab National Bank*	205,373	95,126
REC Ltd.	84,911	138,105
SBI Cards & Payment Services Ltd.*	21,350	222,589
SBI Life Insurance Co. Ltd., 144A	49,715	699,497
Shree Cement Ltd.	802	259,870
Shriram Transport Finance Co. Ltd.	17,705	264,162
Siemens Ltd.	5,593	174,250
SRF Ltd.	16,300	515,657

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
India (Continued)
State Bank of India	266,946	$1,711,912
Steel Authority of India Ltd.	157,543	201,457
Sun Pharmaceutical Industries Ltd.	82,169	920,302
Tata Communications Ltd.	11,819	185,604
Tata Consultancy Services Ltd.	132,038	6,228,335
Tata Consumer Products Ltd.	81,648	778,689
Tata Elxsi Ltd.	3,984	340,084
Tata Motors Ltd.*	147,245	887,310
Tata Motors Ltd., Class A*	24,360	70,092
Tata Power Co. Ltd.	132,392	391,918
Tata Steel Ltd.	56,792	920,121
Tech Mahindra Ltd.	54,101	1,012,408
Titan Co. Ltd.	32,153	1,086,688
Torrent Pharmaceuticals Ltd.	6,521	237,992
Trent Ltd.	19,224	282,718
UltraTech Cement Ltd.	9,786	853,027
UPL Ltd.	41,005	362,146
Varun Beverages Ltd.	16,389	205,658
Vedanta Ltd.	59,290	299,253
Voltas Ltd.	27,026	453,073
Wipro Ltd.	195,283	1,440,503
Yes Bank Ltd.*	2,173,312	382,181

(Cost $98,907,796)		93,564,584

Indonesia — 2.0%
Aneka Tambang Tbk	1,038,467	160,465
PT Bank Central Asia Tbk	8,159,797	4,572,031
PT Bank Jago Tbk*	752,298	846,970
PT Bank Mandiri Persero Tbk	2,628,708	1,408,857
PT Bank Negara Indonesia Persero Tbk	705,182	392,668
PT Bank Rakyat Indonesia Persero Tbk	9,664,695	3,060,789
PT Barito Pacific Tbk	3,506,284	217,206
PT Chandra Asri Petrochemical Tbk	455,459	286,108
PT Charoen Pokphand Indonesia Tbk	438,950	177,205
PT Elang Mahkota Teknologi Tbk*	2,186,824	315,078
PT Indah Kiat Pulp & Paper Tbk	246,937	138,791
PT Indocement Tunggal Prakarsa Tbk	235,751	179,681
PT Indofood CBP Sukses Makmur Tbk	183,132	108,347
PT Indofood Sukses Makmur Tbk	352,117	151,954
PT Kalbe Farma Tbk	1,837,791	210,424
PT Merdeka Copper Gold Tbk*	1,297,745	349,570
PT Sarana Menara Nusantara Tbk	2,886,628	207,953
PT Semen Indonesia Persero Tbk	317,173	158,951
PT Telkom Indonesia Persero Tbk	4,303,062	1,299,874
PT Tower Bersama Infrastructure Tbk	807,810	165,307
PT Unilever Indonesia Tbk	894,134	229,026

(Cost $13,413,245)		14,637,255

Kuwait — 0.7%
Agility Public Warehousing Co. KSC	139,894	469,393
Boubyan Bank KSCP*	131,973	358,698
Kuwait Finance House KSCP	386,070	1,203,600
Mabanee Co KPSC	47,699	133,582
Mobile Telecommunications Co. KSCP	277,554	568,308
National Bank of Kuwait SAKP	604,742	2,107,011

(Cost $4,468,433)		4,840,592

	Number of Shares	Value
Malaysia — 0.9%
AMMB Holdings Bhd*	203,200	$162,618
Axiata Group Bhd	279,352	261,487
CIMB Group Holdings Bhd	347,493	472,594
DiGi.Com Bhd	183,400	176,913
Greatech Technology Bhd*	61,300	60,884
Hartalega Holdings Bhd	93,000	102,336
Hong Leong Bank Bhd	62,800	300,052
IHH Healthcare Bhd	93,300	146,000
Inari Amertron Bhd	279,500	214,360
IOI Corp. Bhd	106,000	116,137
Kossan Rubber Industries Bhd	93,100	38,362
Kuala Lumpur Kepong Bhd	29,700	183,923
Malayan Banking Bhd	273,557	570,765
Malaysia Airports Holdings Bhd*	46,900	68,699
Malaysian Pacific Industries Bhd	8,000	68,177
Maxis Bhd	181,800	174,071
MISC Bhd	49,500	86,656
MR DIY Group M Bhd, 144A	232,800	201,278
Nestle Malaysia Bhd	5,319	169,762
Petronas Chemicals Group Bhd	139,500	317,310
PPB Group Bhd	46,700	199,547
Press Metal Aluminium Holdings Bhd	169,400	275,575
Public Bank Bhd	955,600	1,012,843
QL Resources Bhd	66,000	77,813
RHB Bank Bhd	188,649	265,102
Sime Darby Bhd	140,000	75,694
Sime Darby Plantation Bhd	93,500	109,345
Supermax Corp. Bhd	95,238	23,818
Telekom Malaysia Bhd	139,600	168,245
TIME dotCom Bhd	93,300	94,444
Top Glove Corp. Bhd	372,500	181,880
Westports Holdings Bhd	93,100	86,703

(Cost $6,425,185)		6,463,393

Mexico — 2.3%
Alfa SAB de CV, Class A	477,910	358,798
America Movil SAB de CV, Series L	2,507,070	2,271,179
Arca Continental SAB de CV	41,006	271,172
Cemex SAB de CV, Series CPO*	1,305,850	672,338
Coca-Cola Femsa SAB de CV	75,829	417,435
El Puerto de Liverpool SAB de CV, Class C1	16,203	78,872
Fibra Uno Administracion SA de CV REIT	298,536	337,218
Fomento Economico Mexicano SAB de CV	182,570	1,474,588
Gruma SAB de CV, Class B	12,674	172,297
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	35,413	516,329
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,112	262,549
Grupo Bimbo SAB de CV, Series A	117,751	363,468
Grupo Elektra SAB DE CV	6,992	459,817
Grupo Financiero Banorte SAB de CV, Class O	423,448	2,871,136
Grupo Financiero Inbursa SAB de CV, Class O*	188,171	307,410
Grupo Mexico SAB de CV, Series B	287,353	1,477,655

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Mexico (Continued)
Grupo Televisa SAB, Series CPO	398,820	$856,880
Industrias Penoles SAB de CV	12,114	151,552
Kimberly-Clark de Mexico SAB de CV, Class A	265,106	372,893
Orbia Advance Corp. SAB de CV	98,659	252,629
Telesites SAB de CV	180,253	200,345
Wal-Mart de Mexico SAB de CV	738,955	2,817,305

(Cost $16,742,915)		16,963,865

Peru — 0.2%
Credicorp Ltd.	7,930	1,199,412
Credicorp Ltd.	1,733	259,950
InRetail Peru Corp., 144A	4,448	157,415
Intercorp Financial Services, Inc. (a)	4,120	133,076

(Cost $1,422,951)		1,749,853

Philippines — 0.6%
Ayala Corp.	23,320	386,620
Ayala Land, Inc.	540,300	410,995
Bank of the Philippine Islands	260,930	508,933
BDO Unibank, Inc.	260,910	657,491
Globe Telecom, Inc.	1,900	95,167
International Container Terminal Services, Inc.	74,530	306,144
Jollibee Foods Corp.	41,950	197,190
Metropolitan Bank & Trust Co.	139,600	155,474
PLDT, Inc.	6,995	245,446
SM Investments Corp.	37,570	653,646
SM Prime Holdings, Inc.	978,200	759,360
Universal Robina Corp.	74,560	174,511

(Cost $4,323,234)		4,550,977

Qatar — 1.1%
Commercial Bank PSQC	162,669	308,271
Industries Qatar QSC	273,849	1,376,390
Masraf Al Rayan QSC	359,692	493,947
Mesaieed Petrochemical Holding Co.	597,379	438,067
Ooredoo QPSC	90,567	190,910
Qatar International Islamic Bank QSC	122,187	343,976
Qatar Islamic Bank SAQ	102,975	596,469
Qatar National Bank QPSC	663,906	3,975,048

(Cost $6,852,169)		7,723,078

Russia — 0.2%
Alrosa PJSC (b)	246,725	93,198
MMC Norilsk Nickel PJSC (b)	5,593	597,891
Mobile TeleSystems PJSC, ADR (b)	25,457	65,918
Mobile TeleSystems PJSC (b)	32,151	33,186
Novolipetsk Steel PJSC (b)	121,611	62,856
PIK Group PJSC (b)	21,692	47,830
Polymetal International PLC (b)	28,889	106,155
Polyus PJSC (b)	2,793	199,813
Sberbank of Russia PJSC (b)	989,954	313,338
United Co RUSAL International PJSC* (b)	255,320	69,866
Yandex NV, Class A* (b)	28,401	240,759

(Cost $10,259,194)		1,830,810

	Number of Shares	Value
Saudi Arabia — 2.8%
Advanced Petrochemical Co.	13,514	$270,158
Al Rajhi Bank	108,287	4,629,697
Alinma Bank	113,135	1,070,526
Almarai Co. JSC	35,094	468,643
Arab National Bank	78,979	589,443
Arabian Centres Co. Ltd.	24,229	146,600
Bank AlBilad*	42,165	661,971
Banque Saudi Fransi	73,261	1,036,906
BinDawood Holding Co.	2,910	69,653
Bupa Arabia for Cooperative Insurance Co.	6,989	301,788
Dar Al Arkan Real Estate Development Co.*	71,398	208,197
Dr Sulaiman Al Habib Medical Services Group Co.	10,253	467,872
Etihad Etisalat Co.	46,650	433,959
Jarir Marketing Co.	7,920	440,786
Mouwasat Medical Services Co.	6,057	334,841
National Industrialization Co.*	42,864	257,753
National Petrochemical Co.	16,308	195,607
Riyad Bank	130,444	1,234,310
Sahara International Petrochemical Co.	48,048	596,806
Saudi British Bank	89,808	926,399
Saudi Industrial Investment Group	30,287	284,569
Saudi Kayan Petrochemical Co.*	92,833	503,298
Saudi National Bank	197,059	3,582,222
Saudi Telecom Co.	53,440	1,623,840
Savola Group	33,085	298,953

(Cost $18,365,717)		20,634,797

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $109,798)	13,979	121,207

South Africa — 3.3%
Absa Group Ltd.	91,667	1,047,860
Anglo American Platinum Ltd.	3,827	594,389
AngloGold Ashanti Ltd.	34,479	811,029
Aspen Pharmacare Holdings Ltd.	34,016	442,467
Bid Corp. Ltd.	29,354	593,444
Bidvest Group Ltd.	19,102	260,128
Capitec Bank Holdings Ltd.	5,594	750,941
Clicks Group Ltd. (a)	22,833	441,736
Discovery Ltd.*	53,465	545,981
FirstRand Ltd.	549,326	2,350,522
Gold Fields Ltd.	97,345	1,353,349
Harmony Gold Mining Co. Ltd.	67,441	293,245
Impala Platinum Holdings Ltd.	73,034	1,389,170
Investec Ltd.	23,164	129,592
Kumba Iron Ore Ltd.	5,123	200,398
MTN Group Ltd.*	147,581	1,829,899
MultiChoice Group	38,672	315,382
Naspers Ltd., Class N	19,537	2,438,202
Nedbank Group Ltd.	58,945	833,832
Northam Platinum Holdings Ltd.*	29,103	467,588
Old Mutual Ltd.	720,828	587,765
Pepkor Holdings Ltd., 144A	106,170	150,813
Rand Merchant Investment Holdings Ltd.	92,599	289,917

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
South Africa (Continued)
Sanlam Ltd.	256,719	$1,074,224
Shoprite Holdings Ltd.	37,276	552,416
Sibanye Stillwater Ltd.	246,019	1,136,281
Standard Bank Group Ltd.	198,424	2,088,444
Vodacom Group Ltd.	52,293	500,883
Woolworths Holdings Ltd.	146,181	477,731

(Cost $22,305,164)		23,947,628

South Korea — 10.4%
Alteogen, Inc.*	2,796	124,179
Amorepacific Corp.	2,332	356,874
AMOREPACIFIC Group	1,865	75,695
BGF retail Co. Ltd.	934	131,670
BNK Financial Group, Inc.	41,005	268,740
Celltrion Healthcare Co. Ltd.	8,491	448,437
Celltrion Pharm, Inc.*	1,895	138,537
Celltrion, Inc.	8,016	1,063,378
Cheil Worldwide, Inc.	6,988	130,769
Chong Kun Dang Pharmaceutical Corp.	980	78,328
CJ CheilJedang Corp.	514	161,807
CJ Corp.	932	65,190
CJ ENM Co. Ltd.	1,399	151,262
Coway Co. Ltd.	7,458	447,226
CS Wind Corp.	2,331	115,547
Daewoo Engineering & Construction Co. Ltd.*	16,441	85,736
DB Insurance Co. Ltd.	6,058	311,377
DL E&C Co. Ltd.	2,327	248,696
Dongsuh Cos., Inc.	3,479	79,427
Doosan Bobcat, Inc.	3,260	103,438
Doosan Co. Ltd.*	932	87,979
Doosan Fuel Cell Co. Ltd.*	4,195	135,373
Doosan Heavy Industries & Construction Co. Ltd.*	28,630	495,283
Douzone Bizon Co. Ltd.	2,796	112,319
Ecopro BM Co. Ltd.	469	146,354
E-MART, Inc.	1,399	151,262
F&F Co. Ltd. / New	382	282,763
Fila Holdings Corp.	4,658	136,368
Genexine, Inc.*	2,328	89,937
Green Cross Corp.	467	70,690
GS Engineering & Construction Corp.	3,726	132,789
Hana Financial Group, Inc.	36,934	1,495,975
Hanjin Kal Corp.*	1,665	72,978
Hankook Tire & Technology Co. Ltd.	6,989	204,610
Hanmi Pharm. Co. Ltd.*	474	104,470
Hanmi Science Co. Ltd.*	2,357	89,097
Hanon Systems	13,977	134,266
Hansol Chemical Co. Ltd.	933	166,448
Hanssem Co. Ltd.	1,219	74,011
Hanwha Life Insurance Co. Ltd.*	68,135	167,455
Hanwha Solutions Corp.*	8,853	249,240
Helixmith Co. Ltd.*	5,240	87,598
HLB, Inc.*	6,059	156,722
HMM Co. Ltd.*	33,546	804,925
Hugel, Inc.	930	113,548
HYBE Co. Ltd.*	1,471	352,962

	Number of Shares	Value
South Korea (Continued)
Hyosung Advanced Materials Corp.	245	$94,548
Hyosung TNC Corp.	244	97,815
Hyundai Autoever Corp.	728	65,089
Hyundai Department Store Co. Ltd.	1,247	80,689
Hyundai Doosan Infracore Co. Ltd.*	14,964	84,132
Hyundai Elevator Co. Ltd.*	3,262	102,417
Hyundai Engineering & Construction Co. Ltd.	5,614	202,176
Hyundai Glovis Co. Ltd.	1,400	204,932
Hyundai Marine & Fire Insurance Co. Ltd.	8,386	200,871
Hyundai Mipo Dockyard Co. Ltd.	2,332	154,775
Hyundai Mobis Co. Ltd.	4,619	860,528
Hyundai Motor Co.	10,810	1,573,377
Hyundai Steel Co.	7,455	246,154
Iljin Materials Co. Ltd.	860	65,018
Industrial Bank of Korea	20,967	187,462
Kakao Corp.	23,506	1,839,660
Kakao Games Corp.*	4,196	256,503
KakaoBank Corp.*	23,321	931,017
KB Financial Group, Inc.	46,098	2,288,893
KCC Corp.	467	128,757
Kia Corp.	20,038	1,229,928
KIWOOM Securities Co. Ltd.*	1,861	157,102
KMW Co. Ltd.	3,261	84,213
Korea Gas Corp.	2,566	87,607
Korea Investment Holdings Co. Ltd.*	2,798	184,307
Korea Zinc Co. Ltd.	873	399,343
Korean Air Lines Co. Ltd.*	17,705	431,452
KT Corp.	6,250	166,341
Kumho Petrochemical Co. Ltd.*	1,397	186,484
L&F Co. Ltd.	2,569	416,647
LEENO Industrial, Inc.	1,398	209,406
LG Chem Ltd.	3,868	1,817,624
LG Corp.	8,390	524,746
LG Display Co. Ltd.	20,036	311,617
LG Electronics, Inc.	13,981	1,436,066
LG Household & Health Care Ltd.	1,211	956,835
LG Innotek Co. Ltd.	935	254,290
LG Uplus Corp.	34,013	371,997
Lotte Chemical Corp.	1,081	197,796
Lotte Shopping Co. Ltd.	1,134	80,451
LS Corp.	2,793	113,128
Mando Corp.	3,729	140,650
MedPacto, Inc.*	1,532	44,277
Meritz Financial Group, Inc.	3,814	116,893
Meritz Fire & Marine Insurance Co. Ltd.	5,125	175,188
Meritz Securities Co. Ltd.	37,275	181,670
Mirae Asset Securities Co. Ltd.	46,650	341,043
NAVER Corp.	11,184	2,957,967
NCSoft Corp.	1,344	495,749
Netmarble Corp., 144A	1,861	158,650
NH Investment & Securities Co. Ltd.	11,646	111,874
Orion Corp.	1,400	106,541
Pan Ocean Co. Ltd.	18,638	101,844
Pearl Abyss Corp.*	2,797	221,229
S-1 Corp.	2,328	135,147

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Samsung Biologics Co. Ltd., 144A*	1,150	$745,083
Samsung C&T Corp.	6,524	596,864
Samsung Electro-Mechanics Co. Ltd.	4,661	643,511
Samsung Electronics Co. Ltd.	420,776	25,232,212
Samsung Engineering Co. Ltd.*	13,510	260,683
Samsung Fire & Marine Insurance Co. Ltd.	4,659	738,171
Samsung Life Insurance Co. Ltd.	10,250	509,793
Samsung SDI Co. Ltd.	4,094	1,865,939
Samsung SDS Co. Ltd.	2,796	325,562
Samsung Securities Co. Ltd.	8,387	295,064
Seegene, Inc.	3,730	159,146
Shin Poong Pharmaceutical Co. Ltd.*	3,727	107,562
Shinhan Financial Group Co. Ltd.	63,361	2,057,843
Shinsegae, Inc.	468	101,786
SK Biopharmaceuticals Co. Ltd.*	2,798	196,873
SK Bioscience Co. Ltd.*	1,779	216,022
SK Chemicals Co. Ltd.	1,398	145,340
SK Hynix, Inc.	41,535	4,266,289
SK IE Technology Co. Ltd., 144A*	2,796	287,193
SK Telecom Co. Ltd.	5,625	255,437
SKC Co. Ltd.	952	108,870
Solus Advanced Materials Co. Ltd.	1,316	68,955
Soulbrain Co. Ltd./New	469	88,663
SSANGYONG C&E Co. Ltd.	18,172	114,562
Studio Dragon Corp.*	1,861	132,028
Wemade Co. Ltd.	1,864	169,137
WONIK IPS Co. Ltd.	5,125	152,810
Woori Financial Group, Inc.	45,870	545,549
Yuhan Corp.	2,402	116,070

(Cost $85,318,789)		75,775,667

Taiwan — 19.9%
Accton Technology Corp.	59,226	532,368
Acer, Inc.	468,779	481,571
Advantech Co. Ltd.	36,346	475,149
ASE Technology Holding Co. Ltd.	285,360	1,010,745
Asia Cement Corp.	168,257	270,676
ASMedia Technology, Inc.	3,262	197,803
Asustek Computer, Inc.	90,228	1,195,638
AU Optronics Corp.	1,278,970	937,501
Catcher Technology Co. Ltd.	63,941	326,148
Cathay Financial Holding Co. Ltd.	1,087,985	2,417,744
Chailease Holding Co. Ltd.	188,941	1,691,607
Chang Hwa Commercial Bank Ltd.	724,430	457,372
Cheng Shin Rubber Industry Co. Ltd.	176,648	224,315
Chicony Electronics Co. Ltd.	61,613	196,915
China Airlines Ltd. *	292,486	291,078
China Development Financial Holding Corp.*	259,946	86,417
China Development Financial Holding Corp.	2,493,276	1,685,307
China Steel Corp.	1,035,010	1,329,066
Chroma ATE, Inc.	49,447	332,469
Chunghwa Telecom Co. Ltd.	339,549	1,507,895
Compal Electronics, Inc.	538,036	487,466
CTBC Financial Holding Co. Ltd.	2,693,112	2,608,097

	Number of Shares	Value
Taiwan (Continued)
Delta Electronics, Inc.	269,848	$2,372,660
E.Sun Financial Holding Co. Ltd.	1,739,424	1,827,217
Eclat Textile Co. Ltd.	28,420	586,951
eMemory Technology, Inc.	7,000	460,674
Eva Airways Corp.*	254,281	292,512
Evergreen Marine Corp. Taiwan Ltd.	238,436	1,220,459
Far Eastern New Century Corp.	240,769	253,780
Far EasTone Telecommunications Co. Ltd.	252,415	623,947
Feng TAY Enterprise Co. Ltd.	64,876	479,020
First Financial Holding Co. Ltd.	1,494,201	1,369,751
Formosa Chemicals & Fibre Corp.	300,094	845,637
Formosa Plastics Corp.	281,306	1,053,580
Formosa Sumco Technology Corp.	7,000	64,170
Foxconn Technology Co. Ltd.	75,865	172,648
Fubon Financial Holding Co. Ltd.	1,043,732	2,795,943
Giant Manufacturing Co. Ltd.	28,887	298,298
Globalwafers Co. Ltd.	19,569	480,238
Highwealth Construction Corp.	99,819	174,287
Hiwin Technologies Corp.	20,585	194,212
Hon Hai Precision Industry Co. Ltd.	1,034,282	3,799,930
Hotai Motor Co. Ltd.	23,766	534,067
Hua Nan Financial Holdings Co. Ltd.	795,773	627,308
Innolux Corp.	835,407	499,128
Inventec Corp.	235,883	215,816
Largan Precision Co. Ltd.	8,386	604,235
Lite-On Technology Corp.	185,967	453,724
Macronix International Co. Ltd.	190,160	295,058
MediaTek, Inc.	127,974	4,952,801
Mega Financial Holding Co. Ltd.	1,484,555	1,991,056
Merida Industry Co. Ltd.	32,614	329,223
Micro-Star International Co. Ltd.	106,811	592,442
momo.com, Inc.	7,457	261,467
Nan Ya Plastics Corp.	433,779	1,356,962
Nan Ya Printed Circuit Board Corp.	24,966	466,638
Nanya Technology Corp.	179,906	494,766
Nien Made Enterprise Co. Ltd.	14,445	186,005
Novatek Microelectronics Corp.	33,551	546,318
Oneness Biotech Co. Ltd.*	28,424	250,934
Pegatron Corp.	157,075	387,155
Phison Electronics Corp.	16,306	296,631
Pou Chen Corp.	209,319	239,670
Powerchip Semiconductor Manufacturing Corp.	280,000	532,335
Powertech Technology, Inc.	64,876	217,989
Quanta Computer, Inc.	237,043	785,493
Realtek Semiconductor Corp.	33,957	552,324
Ruentex Development Co. Ltd.	121,015	309,066
Ruentex Industries Ltd.	51,576	211,566
Shanghai Commercial & Savings Bank Ltd.	503,312	822,247
Shin Kong Financial Holding Co. Ltd.	1,723,694	691,691
Silicon Motion Technology Corp., ADR	4,657	337,819
Sino-American Silicon Products, Inc.	50,841	330,054
SinoPac Financial Holdings Co. Ltd.	1,559,163	951,014
Standard Foods Corp.	47,053	85,261
Synnex Technology International Corp.	85,840	220,150

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Taiwan (Continued)
Taishin Financial Holding Co. Ltd.	1,455,622	$1,012,471
Taiwan Business Bank	283,163	112,114
Taiwan Cement Corp.	275,100	464,633
Taiwan Cooperative Financial Holding Co. Ltd.	774,899	731,089
Taiwan Fertilizer Co. Ltd.	88,936	216,987
Taiwan High Speed Rail Corp.	345,193	363,847
Taiwan Mobile Co. Ltd.	246,823	911,225
Taiwan Semiconductor Manufacturing Co. Ltd.	3,211,708	69,194,636
Tatung Co. Ltd.*	201,397	224,493
Teco Electric and Machinery Co. Ltd.	191,553	205,321
Tripod Technology Corp.	62,078	282,324
Unimicron Technology Corp.	134,084	1,214,815
Uni-President Enterprises Corp.	373,365	893,625
United Microelectronics Corp.	1,662,852	3,090,230
Vanguard International Semiconductor Corp.	141,231	632,227
Voltronic Power Technology Corp.	7,924	407,011
Walsin Lihwa Corp.	346,181	344,514
Walsin Technology Corp.*	34,943	181,975
Wan Hai Lines Ltd.	72,551	483,932
Win Semiconductors Corp.	29,820	321,228
Winbond Electronics Corp.	273,384	321,800
Wistron Corp.	202,084	211,923
Wiwynn Corp.	9,650	339,738
WPG Holdings Ltd.	109,138	216,836
Yageo Corp.	34,946	562,801
Yang Ming Marine Transport Corp.*	212,114	873,878
Yuanta Financial Holding Co. Ltd.	1,707,852	1,513,826
Zhen Ding Technology Holding Ltd.	90,035	295,460

(Cost $145,039,573)		145,362,633

Thailand — 2.0%
Advanced Info Service PCL, NVDR	93,400	654,586
Airports of Thailand PCL, NVDR*	372,600	732,657
Asset World Corp. PCL, NVDR*	1,039,800	152,748
Bangkok Bank PCL	93,100	396,049
Bangkok Bank PCL, NVDR	93,100	398,898
Bangkok Commercial Asset Management PCL, NVDR	246,200	165,012
Bangkok Dusit Medical Services PCL, NVDR	605,700	439,329
Bangkok Expressway & Metro PCL	95,100	25,903
Bangkok Expressway & Metro PCL, NVDR	605,800	165,008
Berli Jucker PCL, NVDR	139,500	143,022
BTS Group Holdings PCL, NVDR	747,100	217,213
Bumrungrad Hospital PCL, NVDR	46,600	218,917
Carabao Group PCL, NVDR	46,500	151,561
Central Pattana PCL, NVDR	186,300	315,014
Central Retail Corp. PCL	232,800	272,520
Central Retail Corp. PCL, NVDR	232,800	272,520
Charoen Pokphand Foods PCL, NVDR	326,300	252,152
Com7 PCL, NVDR	64,000	161,591
Energy Absolute PCL, NVDR	326,200	948,401
Fabrinet*	2,086	208,871

	Number of Shares	Value
Thailand (Continued)
Hana Microelectronics PCL, NVDR	66,000	$103,015
Home Product Center PCL, NVDR	559,200	260,133
Indorama Ventures PCL, NVDR	186,300	256,572
Intouch Holdings PCL, Class F	19,200	44,511
Intouch Holdings PCL, NVDR	186,400	432,129
Kasikornbank PCL, NVDR	233,000	1,165,891
KCE Electronics PCL, NVDR	65,000	120,352
Krung Thai Bank PCL, NVDR	792,300	339,471
Krungthai Card PCL	46,900	90,786
Krungthai Card PCL, NVDR	46,900	90,786
Land & Houses PCL, NVDR	559,200	164,294
Minor International PCL, NVDR*	186,631	175,636
Muangthai Capital PCL	600	946
Osotspa PCL	139,700	150,709
Osotspa PCL, NVDR	139,700	150,709
PTT Exploration & Production PCL, NVDR	107,000	446,993
PTT Global Chemical PCL, NVDR	326,700	529,919
SCG Packaging PCL	93,000	174,331
SCG Packaging PCL, NVDR	93,000	174,331
Siam Cement PCL, NVDR	46,600	559,057
Siam Commercial Bank PCL, NVDR	277,100	1,064,301
Siam Global House PCL, NVDR	261,893	157,897
Sri Trang Agro-Industry PCL, NVDR	79,680	65,232
Sri Trang Gloves Thailand PCL	93,500	73,684
Srisawad Corp. PCL, NVDR	48,000	84,836
Thai Union Group PCL, NVDR	140,000	87,406
Tisco Financial Group PCL, NVDR	59,700	178,598
TMBThanachart Bank PCL, NVDR	6,697,700	280,822
Total Access Communication PCL, NVDR	105,400	151,608
True Corp. PCL, NVDR	3,263,900	499,449

(Cost $13,327,135)		14,366,376

Turkey — 0.5%
Akbank TAS	529,165	268,407
Akcansa Cimento AS	17,385	20,772
Anadolu Efes Biracilik Ve Malt Sanayii AS	34,267	59,734
Arcelik AS	46,892	187,268
Aselsan Elektronik Sanayi Ve Ticaret AS	56,955	91,393
BIM Birlesik Magazalar AS	50,429	265,978
Borusan Yatirim ve Pazarlama AS	1,125	28,004
Coca-Cola Icecek AS	10,364	81,284
Eregli Demir ve Celik Fabrikalari TAS	111,079	249,093
Ford Otomotiv Sanayi AS	7,919	154,042
Hektas Ticaret TAS*	74,210	69,125
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D*	193,146	163,467
KOC Holding AS	42,999	98,162
Koza Altin Isletmeleri AS*	12,502	103,284
Koza Anadolu Metal Madencilik Isletmeleri AS*	43,737	61,915
Nuh Cimento Sanayi AS	8,708	26,389
Petkim Petrokimya Holding AS*	86,251	48,230
Sasa Polyester Sanayi AS*	26,646	89,322
Tekfen Holding AS*	38,854	51,863
Tofas Turk Otomobil Fabrikasi AS	23,809	137,944

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Turkey (Continued)
Turk Hava Yollari AO*	94,017	$173,793
Turk Telekomunikasyon AS	75,480	47,163
Turkcell Iletisim Hizmetleri AS	106,169	157,189
Turkiye Garanti Bankasi AS	353,514	282,614
Turkiye Halk Bankasi AS*	110,660	34,971
Turkiye Is Bankasi AS, Class C	293,877	168,782
Turkiye Sise ve Cam Fabrikalari AS	239,100	213,574
Turkiye Vakiflar Bankasi TAO, Class D*	265,430	63,965
Ulker Biskuvi Sanayi AS	33,629	36,032
Yapi ve Kredi Bankasi AS	500,739	129,343

(Cost $4,102,487)		3,563,102

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC	240,766	705,311
Aldar Properties PJSC	369,014	421,954
Dubai Islamic Bank PJSC	248,716	412,377
Emaar Properties PJSC	329,761	456,075
Emirates NBD Bank PJSC	225,301	877,147
Emirates Telecommunications Group Co. PJSC	306,243	2,916,481
First Abu Dhabi Bank PJSC	389,683	2,193,993
International Holding Co. PJSC*	56,905	2,915,702

(Cost $9,208,114)		10,899,040

TOTAL COMMON STOCKS (Cost $759,104,811)		714,950,667

PREFERRED STOCKS — 2.0%
Brazil — 1.2%
Alpargatas SA	24,232	121,026
Banco Bradesco SA	710,043	2,804,778
Bradespar SA	32,120	187,793
Braskem SA, Class A	15,630	144,811
Centrais Eletricas Brasileiras SA, Class B	29,333	195,925
Gerdau SA	108,674	537,073
Itau Unibanco Holding SA	745,653	3,686,508
Itausa SA	399,759	777,527
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A	66,272	189,231

(Cost $9,202,305)		8,644,672

Chile — 0.1%
Embotelladora Andina SA, Class B	52,242	114,304
Sociedad Quimica y Minera de Chile SA, Class B	12,583	839,078

(Cost $788,684)		953,382

Colombia — 0.1%
Bancolombia SA	73,115	652,410
Grupo Aval Acciones y Valores SA	122,160	33,202

(Cost $638,818)		685,612

Russia — 0.0%
Sberbank of Russia PJSC (b) (Cost $275,893)	71,636	41,360

South Korea — 0.6%
Hyundai Motor Co.	1,865	135,724
Hyundai Motor Co.—2nd Preferred	3,278	240,462

	Number of Shares		Value
South Korea (Continued)
LG Chem Ltd.		290	$65,243
LG Electronics, Inc.		2,796	138,596
Samsung Electronics Co. Ltd.		72,605	3,991,509

(Cost $5,050,729)			4,571,534

TOTAL PREFERRED STOCKS (Cost $15,956,429)			14,896,560

	Principal Amount
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd. Series N3, 5.50%, 6/3/24 (Cost $0)	INR	2,494	33

	Number of Shares
RIGHTS — 0.0%
Brazil — 0.0%
Americanas SA*, expires 3/9/22 (Cost $0)		1,749	2,299

South Korea — 0.0%
Samsung Biologics Co. Ltd.*, expires 5/9/22 (Cost $0)		76	8,849

TOTAL RIGHTS (Cost $0)			11,148

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)		746	659

Thailand — 0.0%
BTS Group Holdings PCL*, expires 9/5/22		200	4
BTS Group Holdings PCL*, expires 11/7/24		400	8
BTS Group Holdings PCL*, expires 11/20/26		800	14
Minor International PCL*, expires 2/15/24		52	5

(Cost $0)			31

TOTAL WARRANTS (Cost $0)			690

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $1,966,294)		1,966,294	1,966,294

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $406,136)	406,136	$406,136

TOTAL INVESTMENTS — 100.2% (Cost $777,433,670)		$732,231,528
Other assets and liabilities, net — (0.2%)		(1,098,007)

NET ASSETS — 100.0%		$731,133,521

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
EXCHANGE-TRADED FUNDS — 0.0%
Xtrackers MSCI EAFE ESG Leaders Equity ETF (e)
3,087	—		(3,141)	297	(243)	—	—	—	—
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
1,768,050	198,244	(f)	—	—	—	146	—	1,966,294	1,966,294
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
3,753,775	17,973,920		(21,321,559)	—	—	101	—	406,136	406,136

5,524,912	18,172,164		(21,324,700)	297	(243)	247	—	2,372,430	2,372,430

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $5,743,295, which is 0.8% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $4,447,594.

(e)	Affiliated fund advised by DBX Advisors LLC.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (Continued)

February 28, 2022 (Unaudited)

Securities are listed in country of domicile.

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Future	USD	12	$730,580	$705,300	3/18/2022	$(25,280)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$713,077,277	$—	$1,873,390	$714,950,667
Preferred Stocks (g)	14,855,200	—	41,360	14,896,560
Corporate Bonds	—	33	—	33
Rights (g)	—	11,148	—	11,148
Warrants (g)	690	—	—	690
Short-Term Investments (g)	2,372,430	—	—	2,372,430

TOTAL	$730,305,597	$11,181	$1,914,750	$732,231,528

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(25,280)	$—	$—	$(25,280)

TOTAL	$(25,280)	$—	$—	$(25,280)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2022, the amount of transfers from Level 1 to Level 3 was $7,043,013 and between Level 3 and Level 1 was $31. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Australia — 6.7%
APA Group (a)	4,033	$29,412
Aristocrat Leisure Ltd.	2,020	54,631
ASX Ltd.	625	37,339
Aurizon Holdings Ltd.	6,131	15,571
Australia & New Zealand Banking Group Ltd.	9,594	181,079
BlueScope Steel Ltd.	1,558	22,883
Brambles Ltd.	4,896	35,172
Cochlear Ltd.	220	35,584
Coles Group Ltd.	4,627	58,355
Commonwealth Bank of Australia	5,691	385,959
Computershare Ltd.	1,626	25,557
Dexus REIT	3,649	28,915
Evolution Mining Ltd.	6,105	18,916
Fortescue Metals Group Ltd.	5,721	75,349
Goodman Group REIT	5,549	89,512
GPT Group REIT	6,727	24,114
Insurance Australia Group Ltd.	8,047	26,861
Lendlease Corp. Ltd. (a)	2,255	17,280
Macquarie Group Ltd.	1,140	149,549
Mineral Resources Ltd.	566	18,585
Mirvac Group REIT	13,165	24,743
Newcrest Mining Ltd.	2,716	50,592
Northern Star Resources Ltd.	3,565	26,671
Orica Ltd.	1,258	13,319
QBE Insurance Group Ltd.	4,939	41,180
Ramsay Health Care Ltd.	663	30,776
REA Group Ltd.	168	16,053
SEEK Ltd.	1,093	21,153
Sonic Healthcare Ltd.	1,472	37,439
Stockland REIT	7,920	23,908
Telstra Corp. Ltd.	14,038	40,339
Transurban Group (a)	10,421	95,962
Vicinity Centres REIT	12,090	15,792
Woodside Petroleum Ltd. (b)	3,215	66,583

(Cost $1,729,512)		1,835,133

Austria — 0.3%
Erste Group Bank AG	1,180	42,399
OMV AG	493	23,467
voestalpine AG	360	11,904

(Cost $79,597)		77,770

Belgium — 0.6%
Etablissements Franz Colruyt NV	205	8,216
KBC Group NV	845	61,236
Solvay SA	235	26,321
UCB SA	417	45,760
Umicore SA	654	26,952

(Cost $174,288)		168,485

Chile — 0.1%
Antofagasta PLC (Cost $28,501)	1,336	27,265

Denmark — 4.0%
Ambu A/S, Class B	562	10,421

	Number of Shares	Value
Denmark (Continued)
Chr Hansen Holding A/S	343	$25,099
Coloplast A/S, Class B	399	60,140
Demant A/S*	336	14,201
Genmab A/S*	222	74,754
GN Store Nord AS	429	22,705
Novo Nordisk A/S, Class B	5,614	578,223
Novozymes A/S, Class B	675	44,357
Orsted AS, 144A	637	82,836
Pandora A/S	340	35,198
Tryg A/S	1,100	25,014
Vestas Wind Systems A/S	3,402	111,730

(Cost $854,787)		1,084,678

Finland — 1.3%
Elisa OYJ	470	26,157
Kesko OYJ, Class B	930	27,514
Neste OYJ (b)	1,431	56,545
Nordea Bank Abp	10,657	119,327
Orion OYJ, Class B	324	15,281
Stora Enso OYJ, Class R	1,910	36,835
UPM-Kymmene OYJ	1,794	62,466
Wartsila OYJ Abp	1,494	16,898

(Cost $368,907)		361,023

France — 10.6%
Accor SA*	585	20,100
Air Liquide SA	1,582	264,225
Alstom SA	1,073	27,599
Amundi SA, 144A	220	15,419
AXA SA	6,382	174,010
BNP Paribas SA	3,725	219,698
Bouygues SA	750	26,974
Bureau Veritas SA	966	27,841
Carrefour SA	2,079	41,799
Cie Generale des Etablissements Michelin SCA	563	78,413
CNP Assurances	603	14,745
Covivio REIT	184	15,178
Danone SA	2,167	132,189
Eiffage SA	304	31,181
EssilorLuxottica SA	957	168,459
Eurazeo SE	126	9,800
Gecina SA REIT	145	18,485
Kering SA	248	177,466
Klepierre SA REIT*	677	19,512
L’Oreal SA	842	335,736
Orange SA	6,446	78,295
Publicis Groupe SA	753	50,442
Schneider Electric SE	1,797	282,131
SEB SA	88	12,919
Societe Generale SA	2,730	78,621
Teleperformance	202	75,304
TotalEnergies SE	8,368	428,498
Unibail-Rodamco-Westfield REIT* (b)	430	32,784
Valeo	698	15,511
Vivendi SE	2,626	33,359
Wendel SE	93	9,511

(Cost $2,867,080)		2,916,204

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Germany — 7.6%
adidas AG	636	$151,479
Allianz SE	1,359	310,323
BASF SE	3,098	206,171
Bayerische Motoren Werke AG	1,136	110,447
Beiersdorf AG	337	34,226
Brenntag SE	510	42,894
Commerzbank AG*	3,532	29,888
Delivery Hero SE, 144A*	524	28,139
Deutsche Boerse AG	623	106,852
Deutsche Post AG	3,333	169,062
HeidelbergCement AG	500	32,651
HelloFresh SE*	532	29,208
Henkel AG & Co. KGaA	361	27,816
LANXESS AG	278	13,608
LEG Immobilien SE	241	31,211
Merck KGaA	435	86,749
MTU Aero Engines AG	184	44,682
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	464	128,806
Puma SE	372	34,254
SAP SE	3,477	395,692
Symrise AG	433	51,796
Telefonica Deutschland Holding AG	3,675	10,092

(Cost $2,261,570)		2,076,046

Hong Kong — 1.6%
BOC Hong Kong Holdings Ltd.	12,506	44,975
CK Infrastructure Holdings Ltd.	2,208	13,705
ESR Cayman Ltd., 144A*	5,977	18,473
Hang Seng Bank Ltd.	2,533	46,746
HKT Trust & HKT Ltd. (a)	10,579	14,270
Hong Kong & China Gas Co. Ltd.	37,254	56,355
Hong Kong Exchanges & Clearing Ltd.	4,024	194,462
MTR Corp. Ltd.	5,143	26,624
Swire Pacific Ltd., Class A	1,373	7,591
Swire Properties Ltd.	3,092	8,033

(Cost $429,012)		431,234

Ireland — 1.1%
CRH PLC	2,589	118,092
DCC PLC	317	24,924
James Hardie Industries PLC CDI	1,483	48,050
Kerry Group PLC, Class A	545	65,010
Kingspan Group PLC	525	51,208

(Cost $288,074)		307,284

Israel — 0.4%
Bank Hapoalim BM	3,853	40,736
Bank Leumi Le-Israel BM	5,024	54,355
CyberArk Software Ltd.*	126	21,438

(Cost $89,674)		116,529

Italy — 1.6%
Amplifon SpA	409	17,663
Assicurazioni Generali SpA	3,724	74,161
Enel SpA	26,908	199,442
Intesa Sanpaolo SpA	54,584	140,612

(Cost $445,303)		431,878

	Number of Shares	Value
Japan — 24.1%
Aeon Co. Ltd.	2,100	$47,361
Ajinomoto Co., Inc.	1,700	49,284
ANA Holdings, Inc.*	300	6,581
Asahi Kasei Corp.	4,200	39,292
Astellas Pharma, Inc.	6,000	99,944
Azbil Corp.	300	11,278
Bridgestone Corp.	1,900	77,947
Capcom Co. Ltd.	600	14,456
Central Japan Railway Co.	510	68,590
Chugai Pharmaceutical Co. Ltd.	2,098	69,220
CyberAgent, Inc.	1,512	19,508
Dai Nippon Printing Co. Ltd.	765	19,840
Daifuku Co. Ltd.	316	22,663
Dai-ichi Life Holdings, Inc.	3,400	71,085
Daikin Industries Ltd.	824	151,708
Daiwa House Industry Co. Ltd.	1,900	53,928
Denso Corp.	1,460	102,007
East Japan Railway Co.	1,029	60,842
Eisai Co. Ltd.	758	37,632
ENEOS Holdings, Inc.	10,600	41,765
Fast Retailing Co. Ltd.	198	106,293
FUJIFILM Holdings Corp.	1,250	78,815
Fujitsu Ltd.	659	94,780
Hankyu Hanshin Holdings, Inc.	800	23,859
Hikari Tsushin, Inc.	40	4,932
Hirose Electric Co. Ltd.	80	11,912
Hitachi Construction Machinery Co. Ltd.	200	4,867
Hitachi Metals Ltd.*	700	12,441
Hoshizaki Corp.	200	13,857
Hoya Corp.	1,250	161,222
Hulic Co. Ltd.	1,500	13,636
Ibiden Co. Ltd.	400	19,171
Inpex Corp.	3,400	34,982
Isuzu Motors Ltd.	1,900	25,685
ITOCHU Corp.	3,900	126,744
JFE Holdings, Inc.	1,600	23,894
JSR Corp.	700	21,819
Kajima Corp.	1,600	21,449
Kansai Paint Co. Ltd.	600	11,977
Kao Corp.	1,684	78,662
KDDI Corp.	5,400	176,101
Keio Corp.	239	9,753
Kikkoman Corp.	500	37,074
Kobayashi Pharmaceutical Co. Ltd.	180	15,347
Komatsu Ltd.	2,900	66,536
Kubota Corp.	3,600	64,452
Kurita Water Industries Ltd.	300	12,242
Kyowa Kirin Co. Ltd.	1,000	25,648
Lawson, Inc.	100	4,168
Lixil Corp.	900	19,965
Marubeni Corp.	5,400	56,426
Mazda Motor Corp.*	2,000	14,864
Mercari, Inc.*	250	7,706
Mitsubishi Chemical Holdings Corp.	4,100	29,098
Mitsubishi Estate Co. Ltd.	3,900	59,495
Mitsui Chemicals, Inc.	500	12,755
Mitsui Fudosan Co. Ltd.	3,300	73,263

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Miura Co. Ltd.	200	$5,444
Mizuho Financial Group, Inc.	7,890	104,469
MS&AD Insurance Group Holdings, Inc.	1,600	54,248
Murata Manufacturing Co. Ltd.	1,900	128,459
NEC Corp.	800	34,417
Nintendo Co. Ltd.	374	188,404
Nippon Building Fund, Inc. REIT	5	28,565
Nippon Express Holdings, Inc.	250	15,151
Nippon Paint Holdings Co. Ltd.	2,850	25,215
Nippon Steel Corp.	2,800	51,259
Nippon Yusen KK	470	43,542
Nissin Foods Holdings Co. Ltd.	250	19,904
Nitori Holdings Co. Ltd.	294	44,020
Nitto Denko Corp.	450	32,624
Nomura Holdings, Inc.	10,700	48,894
Nomura Real Estate Holdings, Inc.	300	7,463
Nomura Real Estate Master Fund, Inc. REIT	16	21,088
Nomura Research Institute Ltd.	1,200	41,415
NTT Data Corp.	2,200	41,507
Obayashi Corp.	2,000	16,688
Odakyu Electric Railway Co. Ltd.	1,000	16,445
Omron Corp.	613	41,301
Oriental Land Co. Ltd.	665	122,001
ORIX Corp.	4,000	79,288
Orix JREIT, Inc. REIT (b)	9	12,573
Osaka Gas Co. Ltd.	1,500	27,467
Otsuka Corp.	350	13,477
Pan Pacific International Holdings Corp.	1,600	26,117
Panasonic Corp.	7,500	77,491
Recruit Holdings Co. Ltd.	4,500	188,283
Resona Holdings, Inc.	6,800	30,571
Rohm Co. Ltd.	290	22,737
SCSK Corp.	300	5,100
Secom Co. Ltd.	740	54,111
Sekisui Chemical Co. Ltd.	1,300	21,231
Sekisui House Ltd.	2,000	40,738
Seven & i Holdings Co. Ltd.	2,500	121,359
SG Holdings Co. Ltd.	1,100	23,227
Sharp Corp.	1,100	10,343
Shimadzu Corp.	840	29,939
Shimizu Corp.	1,900	12,554
Shin-Etsu Chemical Co. Ltd.	1,188	182,261
Shionogi & Co. Ltd.	900	59,708
Shiseido Co. Ltd.	1,350	76,962
SoftBank Corp.	9,600	120,901
Sohgo Security Services Co. Ltd.	200	7,189
Sompo Holdings, Inc.	1,040	45,329
Sony Group Corp.	4,205	431,179
Stanley Electric Co. Ltd.	300	7,103
Sumitomo Chemical Co. Ltd.	5,100	24,354
Sumitomo Metal Mining Co. Ltd.	853	42,556
Sumitomo Mitsui Trust Holdings, Inc.	1,100	39,253
Suntory Beverage & Food Ltd.	300	11,982
Sysmex Corp.	550	43,570
T&D Holdings, Inc.	1,700	24,856
Taisei Corp.	674	22,325

	Number of Shares	Value
Japan (Continued)
Takeda Pharmaceutical Co. Ltd.	5,450	$165,665
TDK Corp.	1,325	52,919
Terumo Corp.	2,050	66,017
Tobu Railway Co. Ltd.	400	9,811
Tokyo Century Corp.	100	4,376
Tokyo Electron Ltd.	493	238,720
Tokyo Gas Co. Ltd.	1,200	24,464
Tokyu Corp.	1,800	23,943
Toray Industries, Inc.	5,000	28,639
TOTO Ltd.	400	16,792
Toyo Suisan Kaisha Ltd.	250	10,506
Unicharm Corp.	1,300	48,761
USS Co. Ltd.	700	11,572
West Japan Railway Co.	750	32,247
Yakult Honsha Co. Ltd.	380	20,555
Yamaha Corp.	419	19,499
Yamaha Motor Co. Ltd.	1,000	22,366
Yaskawa Electric Corp.	801	31,783
Yokogawa Electric Corp.	1,100	17,621
Z Holdings Corp.	9,100	44,056
ZOZO, Inc.	300	8,465

(Cost $6,300,000)		6,608,255

Luxembourg — 0.1%
Tenaris SA (Cost $19,505)	1,664	21,568

Netherlands — 6.5%
Aegon NV	6,194	30,715
Akzo Nobel NV	639	61,007
ASML Holding NV	1,378	926,959
ING Groep NV	13,148	155,033
JDE Peet’s NV	248	8,155
Koninklijke Ahold Delhaize NV	3,535	109,110
Koninklijke DSM NV	582	109,364
Koninklijke KPN NV	11,386	39,006
NN Group NV	828	39,786
Prosus NV*	3,135	195,147
Randstad NV	394	26,862
Wolters Kluwer NV	908	92,624

(Cost $1,513,382)		1,793,768

New Zealand — 0.5%
Auckland International Airport Ltd.*	4,253	20,493
Fisher & Paykel Healthcare Corp. Ltd.	1,919	35,727
Mercury NZ Ltd.	2,569	9,945
Meridian Energy Ltd.	4,194	14,177
Ryman Healthcare Ltd.	1,286	8,703
Spark New Zealand Ltd.	6,110	18,628
Xero Ltd.*	464	31,559

(Cost $159,058)		139,232

Norway — 1.2%
Aker BP ASA	374	11,632
DNB Bank ASA	3,148	70,559
Equinor ASA	3,284	103,987
Mowi ASA	1,523	39,211
Norsk Hydro ASA	4,448	42,266

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Norway (Continued)
Orkla ASA	2,451	$23,006
Telenor ASA	2,129	31,583

(Cost $289,034)		322,244

Portugal — 0.1%
Galp Energia SGPS SA	1,674	18,536
Jeronimo Martins SGPS SA	862	18,807

(Cost $39,233)		37,343

Singapore — 1.6%
CapitaLand Integrated Commercial Trust REIT	16,865	26,215
Capitaland Investment Ltd.*	9,200	25,008
City Developments Ltd.	1,300	6,819
DBS Group Holdings Ltd.	5,747	143,183
Keppel Corp. Ltd.	5,400	23,828
Oversea-Chinese Banking Corp. Ltd.	11,400	98,006
Singapore Airlines Ltd.*	5,250	19,686
Singapore Exchange Ltd.	3,100	21,330
Singapore Telecommunications Ltd.	28,300	52,537
UOL Group Ltd.	1,800	9,255

(Cost $401,149)		425,867

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	22,001	130,724
CaixaBank SA	14,546	48,034
Iberdrola SA	19,438	222,257
Industria de Diseno Textil SA	3,608	95,639
Naturgy Energy Group SA	657	17,733
Red Electrica Corp. SA (b)	1,411	28,250
Repsol SA	5,035	65,749

(Cost $588,941)		608,386

Sweden — 3.2%
Alfa Laval AB	1,074	35,276
Assa Abloy AB, Class B	3,375	89,970
Atlas Copco AB, Class A	2,286	119,747
Atlas Copco AB, Class B	1,319	60,470
Boliden AB	920	41,281
Electrolux AB, Class B (b)	680	12,302
Essity AB, Class B	2,075	53,798
Evolution AB, 144A	577	67,297
H & M Hennes & Mauritz AB, Class B (b)	2,495	42,418
Husqvarna AB, Class B	1,413	17,134
Nibe Industrier AB, Class B	4,781	43,017
Sandvik AB	3,799	83,280
SKF AB, Class B	1,266	23,581
Svenska Cellulosa AB SCA, Class B	1,946	32,062
Tele2 AB, Class B	1,697	22,610
Telefonaktiebolaget LM Ericsson, Class B	9,819	91,446
Telia Co. AB	8,786	32,875

(Cost $920,164)		868,564

Switzerland — 9.8%
ABB Ltd.	5,487	186,299
Adecco Group AG	520	24,678
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	7	74,582

	Number of Shares	Value
Switzerland (Continued)
Cie Financiere Richemont SA	1,738	$236,987
Clariant AG*	660	11,931
Coca-Cola HBC AG*	697	17,806
Geberit AG	124	81,284
Givaudan SA	31	130,123
Kuehne + Nagel International AG	183	50,146
Lonza Group AG	249	172,993
Roche Holding AG	2,346	894,597
SGS SA	20	57,442
Sika AG	475	158,428
Sonova Holding AG	182	70,820
Straumann Holding AG	33	52,497
Swiss Life Holding AG	106	64,748
Swiss Re AG	1,017	97,349
Swisscom AG	86	51,612
Vifor Pharma AG	165	28,982
Zurich Insurance Group AG	509	233,903

(Cost $2,297,964)		2,697,207

United Kingdom — 14.2%
abrdn PLC	7,252	20,113
Ashtead Group PLC	1,486	97,220
Associated British Foods PLC	1,148	29,574
AstraZeneca PLC	5,172	628,652
Barratt Developments PLC	3,243	26,586
Berkeley Group Holdings PLC	382	19,969
British Land Co. PLC REIT	3,106	22,071
BT Group PLC (b)	30,133	75,303
Burberry Group PLC	1,336	34,776
CNH Industrial NV	3,454	49,755
Coca-Cola Europacific Partners PLC	697	35,693
Compass Group PLC	5,990	136,148
Croda International PLC	474	47,598
Ferguson PLC	737	112,880
GlaxoSmithKline PLC	16,798	348,314
Informa PLC*	4,997	39,853
InterContinental Hotels Group PLC*	584	41,028
Intertek Group PLC	542	39,154
J Sainsbury PLC	5,782	21,389
JD Sports Fashion PLC	8,880	17,991
Johnson Matthey PLC	641	16,195
Kingfisher PLC	7,188	29,532
Land Securities Group PLC REIT	2,344	24,978
Legal & General Group PLC	20,154	74,959
Lloyds Banking Group PLC	233,279	151,603
Mondi PLC	1,603	33,800
National Grid PLC	12,099	183,572
Next PLC	456	41,984
Ocado Group PLC*	1,680	30,949
Reckitt Benckiser Group PLC	2,374	201,344
RELX PLC	6,433	196,884
Rentokil Initial PLC	6,216	42,352
Schroders PLC	415	17,061
Segro PLC REIT	3,889	67,913
Spirax-Sarco Engineering PLC	247	39,587
St James’s Place PLC	1,754	33,030
Standard Chartered PLC	9,051	64,704

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Taylor Wimpey PLC	12,303	$24,803
Tesco PLC	26,101	101,474
Unilever PLC	8,573	430,954
Vodafone Group PLC	90,546	159,687
Whitbread PLC*	644	25,266
WPP PLC	3,901	55,351

(Cost $3,793,894)		3,892,049

TOTAL COMMON STOCKS (Cost $25,938,629)		27,248,012

PREFERRED STOCKS — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG	153	12,528
Henkel AG & Co. KGaA	590	46,945

(Cost $71,993)		59,473

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	1,880	1,660

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 0.1%
iShares Trust iShares ESG Aware MSCI EAFE ETF (Cost $33,643)	450	$33,160

SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $70,402)	70,402	70,402

TOTAL INVESTMENTS — 100.0% (Cost $26,114,667)		$27,412,707
Other assets and liabilities, net — 0.0%		637

NET ASSETS — 100.0%		$27,413,344

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 0.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
61,137	9,265	(e)	—	—	—	7	—	70,402	70,402

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series Institutional Shares, 0.04% (c)
2,532	464,838		(467,370)	—	—	2	—	—	—

63,669	474,103		(467,370)	—	—	9	—	70,402	70,402

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $234,309, which is 0.9% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $177,822.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI EAFE ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
EURO STOXX 50 Futures	EUR	1	$46,799	$44,108	3/18/2022	$(2,691)
MINI TOPIX Index Futures	JPY	1	16,996	16,418	3/10/2022	(578)

Total unrealized depreciation						$(3,269)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

EUR	Euro
JPY	Japanese Yen

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$27,248,012	$—	$—	$27,248,012
Preferred Stocks	59,473	—	—	59,473
Warrants	1,660	—	—	1,660
Exchange-Traded Funds	33,160	—	—	33,160
Short-Term Investments (f)	70,402	—	—	70,402

TOTAL	$27,412,707	$—	$—	$27,412,707

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(3,269)	$—	$—	$(3,269)

TOTAL	$(3,269)	$—	$—	$(3,269)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.9%
Brazil — 3.0%
Americanas SA	3,677	$21,769
Atacadao SA	2,898	10,716
B3 SA — Brasil Bolsa Balcao	35,700	101,036
Banco Bradesco SA	8,606	28,499
Banco do Brasil SA	4,973	33,989
Banco Santander Brasil SA	2,490	14,954
CCR SA	7,093	16,191
Cosan SA	6,089	24,951
Energisa SA	1,081	9,252
Equatorial Energia SA	5,899	29,279
Hapvida Participacoes e Investimentos SA, 144A	24,838	58,483
Hypera SA	2,243	14,586
Klabin SA	4,159	18,729
Localiza Rent a Car SA	3,421	38,196
Lojas Renner SA	5,783	28,423
Natura & Co. Holding SA*	5,238	23,538
Petro Rio SA*	4,069	20,394
Raia Drogasil SA	6,099	27,655
Rede D’Or Sao Luiz SA, 144A	2,342	23,185
Rumo SA*	7,495	22,550
Telefonica Brasil SA	3,023	29,440
TIM SA	4,773	12,609
TOTVS SA	2,982	19,131
Ultrapar Participacoes SA	3,983	11,450
WEG SA	9,663	55,145

(Cost $751,750)		694,150

Chile — 0.2%
Empresas CMPC SA	6,062	10,071
Empresas COPEC SA	2,200	17,162
Enel Americas SA	134,219	15,789
Falabella SA	4,349	14,391

(Cost $79,045)		57,413

China — 30.0%
360 Security Technology, Inc., Class A*	2,700	4,476
3SBio, Inc., 144A*	7,378	5,854
51job, Inc., ADR*	189	9,790
AAC Technologies Holdings, Inc. (a)	4,150	11,366
Air China Ltd., Class A*	2,300	3,601
Air China Ltd., Class H*	10,611	8,148
Alibaba Group Holding Ltd.*	87,976	1,173,208
A-Living Smart City Services Co. Ltd., 144A	3,103	5,568
Angel Yeast Co. Ltd., Class A	200	1,582
Anjoy Foods Group Co. Ltd., Class A	100	1,957
BBMG Corp., Class A	2,500	1,141
Beijing Capital International Airport Co. Ltd., Class H*	10,259	6,565
BYD Co. Ltd., Class A	700	27,689
BYD Co. Ltd., Class H	4,600	139,760
By-health Co. Ltd., Class A	300	1,178
CanSino Biologics, Inc., Class A*	26	1,041
CanSino Biologics, Inc., Class H, 144A*	412	7,419
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	100	2,445

	Number of Shares	Value
China (Continued)
China Communications Services Corp. Ltd., Class H	13,055	$7,168
China Conch Venture Holdings Ltd.	9,663	46,499
China Construction Bank Corp., Class A	1,800	1,720
China Construction Bank Corp., Class H	559,778	419,814
China Eastern Airlines Corp. Ltd., Class A*	4,800	4,108
China Feihe Ltd., 144A	20,878	24,903
China Jushi Co. Ltd., Class A	1,028	2,778
China Lesso Group Holdings Ltd.	7,105	10,893
China Medical System Holdings Ltd.	7,570	13,428
China Merchants Bank Co. Ltd., Class H	22,794	191,951
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,100	4,509
China Molybdenum Co. Ltd., Class A	6,200	5,905
China Molybdenum Co. Ltd., Class H	19,482	11,669
China National Medicines Corp. Ltd., Class A	200	882
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	400	2,270
China Southern Airlines Co. Ltd., Class A*	4,200	4,613
China Southern Airlines Co. Ltd., Class H*	9,335	5,890
China Three Gorges Renewables Group Co. Ltd., Class A	9,900	11,186
China Tourism Group Duty Free Corp. Ltd., Class A	700	22,464
China Vanke Co. Ltd., Class A	3,300	10,041
China Vanke Co. Ltd., Class H	9,662	22,901
CIFI Ever Sunshine Services Group Ltd.	4,248	7,742
CIFI Holdings Group Co. Ltd.	22,556	15,704
CITIC Ltd.	33,884	39,505
Contemporary Amperex Technology Co. Ltd., Class A	804	67,959
Country Garden Services Holdings Co. Ltd.	11,680	69,808
CSPC Pharmaceutical Group Ltd.	52,930	62,659
Dali Foods Group Co. Ltd., 144A	13,444	7,071
Dongfeng Motor Group Co. Ltd., Class H	16,051	13,784
ENN Energy Holdings Ltd.	4,599	66,745
ENN Natural Gas Co. Ltd., Class A	800	2,264
Eve Energy Co. Ltd., Class A	680	9,645
Fosun International Ltd.	14,939	16,194
Fuyao Glass Industry Group Co. Ltd., Class A	600	4,184
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	3,632	17,756
Ganfeng Lithium Co. Ltd., Class A	400	9,598
Ganfeng Lithium Co. Ltd., Class H, 144A	1,518	25,547
GEM Co. Ltd., Class A	1,200	1,818
Genscript Biotech Corp.*	6,754	26,666
GoerTek, Inc., Class A	1,300	9,020
Gotion High-tech Co. Ltd., Class A*	500	3,414
Great Wall Motor Co. Ltd., Class A	800	4,629
Great Wall Motor Co. Ltd., Class H	17,720	36,875
Greenland Holdings Corp. Ltd., Class A	3,460	2,369
Greentown Service Group Co. Ltd.	8,419	8,436
Guangzhou Automobile Group Co. Ltd., Class H	18,051	17,788

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
China (Continued)
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	300	$1,416
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	200	2,669
Guangzhou R&F Properties Co. Ltd., Class H (a)	8,808	3,742
Hangzhou Robam Appliances Co. Ltd., Class A	300	1,582
Hansoh Pharmaceutical Group Co. Ltd., 144A	7,033	15,049
Huaxia Bank Co. Ltd., Class A	5,100	4,550
Industrial Bank Co. Ltd., Class A	7,300	25,533
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,100	13,152
Jafron Biomedical Co. Ltd., Class A	200	1,450
JD.com, Inc., Class A*	1,596	57,028
Jiangsu Zhongtian Technology Co. Ltd., Class A	1,100	3,262
Jinke Properties Group Co. Ltd., Class A	1,400	998
Jinxin Fertility Group Ltd., 144A*	8,019	9,329
Kingdee International Software Group Co. Ltd.*	15,162	37,218
Kuang-Chi Technologies Co. Ltd., Class A*	600	1,929
KWG Group Holdings Ltd.	6,775	3,165
Lenovo Group Ltd.	41,288	45,918
Li Auto, Inc., ADR*	3,200	97,440
Li Ning Co. Ltd.	13,035	129,538
Logan Group Co. Ltd.	8,775	2,920
Longfor Group Holdings Ltd., 144A	10,638	56,909
Meituan, Class B, 144A*	23,785	524,179
Microport Scientific Corp. (a)	3,764	10,405
Ming Yang Smart Energy Group Ltd., Class A	600	2,444
Minth Group Ltd.	4,482	16,118
NIO, Inc., ADR*	7,613	173,881
Offshore Oil Engineering Co. Ltd., Class A	100	78
Ovctek China, Inc., Class A	340	2,209
Pharmaron Beijing Co. Ltd., Class A	200	3,842
Pharmaron Beijing Co. Ltd., Class H, 144A	802	9,689
Ping An Insurance Group Co. of China Ltd., Class A	3,800	30,569
Ping An Insurance Group Co. of China Ltd., Class H	36,915	285,353
Poly Developments and Holdings Group Co. Ltd., Class A	4,100	10,279
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	15,336	21,119
Shanghai Electric Group Co. Ltd., Class A	4,200	2,935
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	600	4,032
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,903	11,629
Shanghai M&G Stationery, Inc., Class A	200	1,721
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	300	888
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,327	7,797

	Number of Shares	Value
China (Continued)
Shenzhen Inovance Technology Co. Ltd., Class A	850	$8,575
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,900	2,078
Shenzhou International Group Holdings Ltd.	4,814	80,894
Sinotrans Ltd., Class A	1,400	952
Sinotruk Hong Kong Ltd.	3,625	5,400
Skshu Paint Co. Ltd., Class A	140	1,970
Sungrow Power Supply Co. Ltd., Class A	500	9,596
Suning.com Co. Ltd., Class A*	2,700	1,536
TCL Technology Group Corp., Class A	3,700	3,260
Tencent Holdings Ltd.	33,339	1,797,149
Tongcheng Travel Holdings Ltd.*	5,137	9,533
Topchoice Medical Corp., Class A*	100	2,556
Topsports International Holdings Ltd., 144A	9,631	9,972
Uni-President China Holdings Ltd.	8,468	8,778
Unisplendour Corp. Ltd., Class A	1,040	3,624
Vipshop Holdings Ltd., ADR*	2,610	22,629
Want Want China Holdings Ltd.	27,733	29,494
Wuchan Zhongda Group Co. Ltd., Class A	1,100	988
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	700	2,311
WuXi AppTec Co. Ltd., Class A	856	14,099
WuXi AppTec Co. Ltd., Class H, 144A	2,102	29,807
Wuxi Biologics Cayman, Inc., 144A*	21,018	172,825
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,700	4,028
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,238	6,910
Xinyi Solar Holdings Ltd.	28,501	51,504
XPeng, Inc., ADR* (a)	2,260	82,196
Yadea Group Holdings Ltd., 144A	6,422	9,485
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	500	3,538
Yum China Holdings, Inc.	2,484	129,218
Yunnan Baiyao Group Co. Ltd., Class A	400	5,721
Zhejiang Chint Electrics Co. Ltd., Class A	700	5,538
Zhejiang Expressway Co. Ltd., Class H	9,035	8,140
Zhejiang Huayou Cobalt Co. Ltd., Class A	500	9,757
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	300	2,275
Zhejiang Weixing New Building Materials Co. Ltd., Class A	300	1,101
Zhongsheng Group Holdings Ltd.	3,386	23,574
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	3,800	4,240
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	7,378	4,891

(Cost $8,311,001)		6,989,666

Czech Republic — 0.1%
Komercni Banka AS	446	17,574
Moneta Money Bank AS, 144A	2,246	8,900

(Cost $23,182)		26,474

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Egypt — 0.1%
Commercial International Bank Egypt SAE* (Cost $24,922)	9,459	$28,786

Greece — 0.2%
Eurobank Ergasias Services and Holdings SA*	15,249	16,720
Hellenic Telecommunications Organization SA	1,350	26,991
Public Power Corp. SA*	1,214	11,549

(Cost $46,538)		55,260

Hong Kong — 2.0%
Alibaba Health Information Technology Ltd.*	22,634	15,758
Beijing Enterprises Water Group Ltd.	24,465	9,643
China Education Group Holdings Ltd.	4,512	3,846
China Everbright Environment Group Ltd.	23,363	16,744
China Gas Holdings Ltd.	17,781	28,127
China Jinmao Holdings Group Ltd.	30,086	10,011
China Mengniu Dairy Co. Ltd.*	18,469	119,956
China Overseas Land & Investment Ltd.	22,471	68,589
China Resources Gas Group Ltd.	5,350	24,546
China Ruyi Holdings Ltd.* (a)	14,243	4,211
Geely Automobile Holdings Ltd.	34,298	63,296
Hopson Development Holdings Ltd. (a)	3,808	7,807
HUTCHMED China Ltd., ADR* (a)	475	12,944
Jinmao Property Services Co. Ltd.*	454	2
Kunlun Energy Co. Ltd.	22,410	21,912
Lee & Man Paper Manufacturing Ltd.	6,934	4,455
Shenzhen International Holdings Ltd.	6,769	6,965
Shimao Group Holdings Ltd. (a)	6,769	4,045
Sino Biopharmaceutical Ltd.	60,940	38,840
Vinda International Holdings Ltd.	1,753	4,992

(Cost $573,716)		466,689

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	2,437	19,137
OTP Bank Nyrt*	1,283	49,596

(Cost $83,233)		68,733

India — 12.5%
Adani Green Energy Ltd.*	2,300	56,270
Adani Total Gas Ltd.	1,602	33,774
Asian Paints Ltd.	2,246	94,632
Axis Bank Ltd.*	13,309	131,134
Bajaj Auto Ltd.	416	19,491
Bandhan Bank Ltd., 144A	3,700	15,041
Berger Paints India Ltd.	1,366	12,517
Bharat Petroleum Corp. Ltd.	5,249	24,368
Biocon Ltd.*	2,358	10,917
Britannia Industries Ltd.	620	28,203
Colgate-Palmolive India Ltd.	699	13,455
Dabur India Ltd.	3,533	26,415
DLF Ltd.	3,477	16,186
Eicher Motors Ltd.	797	27,394
Grasim Industries Ltd.	1,551	32,905
Havells India Ltd.	1,534	24,140
HCL Technologies Ltd.	6,337	94,781
Hero MotoCorp Ltd.	698	23,488

	Number of Shares	Value
India (Continued)
Hindalco Industries Ltd.	9,242	$70,375
Hindustan Unilever Ltd.	4,810	138,662
Housing Development Finance Corp. Ltd.	9,991	313,530
Indraprastha Gas Ltd.	1,618	7,448
Info Edge India Ltd.	457	27,016
Infosys Ltd.	7,664	174,503
Infosys Ltd., ADR	11,803	265,095
Lupin Ltd.	1,359	13,452
Mahindra & Mahindra Ltd.	5,115	53,687
Marico Ltd.	3,008	20,548
Motherson Sumi Systems Ltd.	7,494	14,964
Motherson Sumi Wiring India Ltd.* (b)	7,494	3,461
Nestle India Ltd.	197	46,118
PI Industries Ltd.	496	16,249
Piramal Enterprises Ltd.	649	17,832
Reliance Industries Ltd.	16,604	519,964
Shree Cement Ltd.	66	21,386
Siemens Ltd.	397	12,369
State Bank of India	10,487	67,253
Tata Consultancy Services Ltd.	5,409	255,147
Titan Co. Ltd.	2,089	70,603
Trent Ltd.	1,086	15,971
UPL Ltd.	2,836	25,047
Wipro Ltd., ADR	542	3,951
Wipro Ltd.	7,473	55,124

(Cost $2,542,711)		2,914,866

Indonesia — 1.1%
Aneka Tambang Tbk	48,806	7,542
PT Bank Central Asia Tbk	321,082	179,906
PT Barito Pacific Tbk	153,304	9,497
PT Indah Kiat Pulp & Paper Tbk	15,986	8,985
PT Kalbe Farma Tbk	128,844	14,752
PT Merdeka Copper Gold Tbk*	67,303	18,129
PT Tower Bersama Infrastructure Tbk	45,916	9,396
PT Unilever Indonesia Tbk	46,118	11,813

(Cost $220,989)		260,020

Kuwait — 0.4%
Kuwait Finance House KSCP (Cost $68,411)	26,801	83,554

Malaysia — 2.1%
AMMB Holdings Bhd*	10,100	8,083
Axiata Group Bhd	15,983	14,961
CIMB Group Holdings Bhd	38,135	51,864
Dialog Group Bhd	21,300	14,307
DiGi.Com Bhd	18,900	18,232
Fraser & Neave Holdings Bhd	700	3,768
HAP Seng Consolidated Bhd	3,900	7,041
Hartalega Holdings Bhd	11,100	12,214
IHH Healthcare Bhd	9,900	15,492
Kuala Lumpur Kepong Bhd	2,500	15,482
Malayan Banking Bhd	27,775	57,951
Malaysia Airports Holdings Bhd*	6,300	9,228
Maxis Bhd	13,000	12,447
MISC Bhd	7,700	13,480
Nestle Malaysia Bhd	400	12,766

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Malaysia (Continued)
Petronas Dagangan Bhd	1,500	$7,688
Petronas Gas Bhd	4,900	20,307
PPB Group Bhd	3,700	15,810
Press Metal Aluminium Holdings Bhd	19,400	31,559
Public Bank Bhd	85,875	91,019
QL Resources Bhd	5,400	6,367
RHB Bank Bhd	9,581	13,464
Sime Darby Bhd	15,000	8,110
Telekom Malaysia Bhd	6,100	7,352
Top Glove Corp. Bhd	30,500	14,892
Westports Holdings Bhd	5,900	5,495

(Cost $484,482)		489,379

Mexico — 1.6%
Arca Continental SAB de CV	2,584	17,088
Cemex SAB de CV, Series CPO*	86,765	44,672
Coca-Cola Femsa SAB de CV	3,171	17,456
Fomento Economico Mexicano SAB de CV	11,272	91,042
Gruma SAB de CV, Class B	1,368	18,597
Grupo Bimbo SAB de CV, Series A	9,010	27,812
Grupo Financiero Banorte SAB de CV, Class O	15,145	102,689
Grupo Televisa SAB, Series CPO	13,892	29,848
Industrias Penoles SAB de CV	807	10,096
Kimberly-Clark de Mexico SAB de CV, Class A	9,258	13,022
Telesites SAB de CV	8,024	8,918

(Cost $377,816)		381,240

Philippines — 0.7%
Ayala Land, Inc.	45,900	34,915
Bank of the Philippine Islands	10,520	20,519
Globe Telecom, Inc.	155	7,763
GT Capital Holdings, Inc.	460	5,186
JG Summit Holdings, Inc.	18,050	21,229
SM Investments Corp.	1,472	25,610
SM Prime Holdings, Inc.	59,000	45,801
Universal Robina Corp.	5,630	13,177

(Cost $170,288)		174,200

Poland — 0.9%
Bank Polska Kasa Opieki SA	1,078	29,788
CD Projekt SA (a)	411	16,544
Cyfrowy Polsat SA	1,343	8,738
KGHM Polska Miedz SA	809	32,004
Orange Polska SA*	4,075	7,588
Polski Koncern Naftowy ORLEN SA	1,764	29,963
Powszechna Kasa Oszczednosci Bank Polski SA*	5,086	49,030
Powszechny Zaklad Ubezpieczen SA	3,474	26,191
Santander Bank Polska SA	216	16,249

(Cost $233,252)		216,095

Qatar — 0.9%
Commercial Bank PSQC	10,928	20,710
Ooredoo QPSC	5,392	11,366
Qatar Fuel QSC	2,741	14,002

	Number of Shares	Value
Qatar (Continued)
Qatar National Bank QPSC	26,361	$157,833

(Cost $173,668)		203,911

Romania — 0.1%
NEPI Rockcastle PLC (Cost $17,660)	2,485	15,728

Russia — 0.9%
Gazprom PJSC (b)	68,905	100,739
LUKOIL PJSC (b)	2,408	43,021
LUKOIL PJSC, ADR	1	19
Mobile TeleSystems PJSC, ADR (b)	2,662	6,893
Moscow Exchange MICEX-RTS PJSC (b)	8,602	3,754
Novatek PJSC, GDR	530	20,331
Novolipetsk Steel PJSC (b)	8,462	4,374
PhosAgro PJSC, GDR	810	4,933
Polymetal International PLC (b)	2,070	7,606
Polyus PJSC (b)	193	13,807

(Cost $684,406)		205,477

Saudi Arabia — 1.4%
Almarai Co. JSC	1,512	20,191
Bank AlBilad*	2,119	33,267
Dr Sulaiman Al Habib Medical Services Group Co.	330	15,059
Saudi Arabian Mining Co.*	2,496	71,054
Saudi Basic Industries Corp.	5,244	174,162
Savola Group	1,471	13,292

(Cost $265,480)		327,025

Singapore — 0.0%
BOC Aviation Ltd., 144A (Cost $8,753)	1,104	9,572

South Africa — 5.5%
Absa Group Ltd.	4,155	47,496
Anglo American Platinum Ltd.	318	49,390
Aspen Pharmacare Holdings Ltd.	2,300	29,917
Bid Corp. Ltd.	1,945	39,322
Bidvest Group Ltd.	1,612	21,952
Capitec Bank Holdings Ltd.	476	63,898
Clicks Group Ltd. (a)	1,428	27,627
Discovery Ltd.*	2,537	25,908
FirstRand Ltd.	29,393	125,770
Gold Fields Ltd.	5,190	72,155
Growthpoint Properties Ltd. REIT	21,251	18,428
Impala Platinum Holdings Ltd.	4,758	90,501
Kumba Iron Ore Ltd.	380	14,865
MTN Group Ltd.*	9,817	121,724
MultiChoice Group	2,198	17,925
Naspers Ltd., Class N	1,267	158,121
Nedbank Group Ltd.	2,663	37,671
Northam Platinum Holdings Ltd.*	2,088	33,547
Old Mutual Ltd.	27,029	22,039
Remgro Ltd.	3,000	27,128
Sanlam Ltd.	11,158	46,690
Shoprite Holdings Ltd.	2,967	43,970
SPAR Group Ltd.	1,072	11,383
Standard Bank Group Ltd.	7,406	77,949

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
South Africa (Continued)
Vodacom Group Ltd.	3,710	$35,536
Woolworths Holdings Ltd.	5,831	19,056

(Cost $1,129,835)		1,279,968

South Korea — 6.4%
Amorepacific Corp.	190	29,076
AMOREPACIFIC Group	165	6,697
BGF retail Co. Ltd.	43	6,062
Celltrion Healthcare Co. Ltd.	498	26,301
CJ CheilJedang Corp.	49	15,425
CJ Corp.	94	6,575
CJ Logistics Corp.*	47	4,847
Coway Co. Ltd.	309	18,529
Doosan Bobcat, Inc.	266	8,440
GS Engineering & Construction Corp.	364	12,972
GS Holdings Corp.	267	8,883
Hankook Tire & Technology Co. Ltd.	426	12,472
Hanon Systems	1,078	10,355
Hanwha Solutions Corp.*	681	19,172
Hyundai Engineering & Construction Co. Ltd.	461	16,602
Hyundai Glovis Co. Ltd.	109	15,955
Hyundai Heavy Industries Holdings Co. Ltd.	289	12,355
Kakao Corp.	1,820	142,439
KB Financial Group, Inc.	2,295	113,953
Korean Air Lines Co. Ltd.*	1,008	24,564
LG Chem Ltd.	266	124,997
LG Corp.	494	30,897
LG Display Co. Ltd.	1,328	20,654
LG Electronics, Inc.	620	63,684
LG Household & Health Care Ltd.	54	42,666
Lotte Chemical Corp.	99	18,114
NAVER Corp.	717	189,634
POSCO Chemical Co. Ltd.	178	16,803
Samsung Electro-Mechanics Co. Ltd.	327	45,147
Samsung Engineering Co. Ltd.*	892	17,212
Samsung Fire & Marine Insurance Co. Ltd.	179	28,361
Samsung SDI Co. Ltd.	320	145,848
Samsung SDS Co. Ltd.	202	23,521
Shinhan Financial Group Co. Ltd.	2,533	82,267
SK Biopharmaceuticals Co. Ltd.*	161	11,328
SK Innovation Co. Ltd.*	295	49,193
SK Telecom Co. Ltd.	142	6,448
SK, Inc.	247	46,736
SKC Co. Ltd.	124	14,181
Yuhan Corp.	300	14,497

(Cost $1,750,351)		1,503,862

Taiwan — 23.7%
Acer, Inc.	16,926	17,388
ASE Technology Holding Co. Ltd.	19,266	68,240
AU Optronics Corp.	48,404	35,481
Cathay Financial Holding Co. Ltd.	45,472	101,049
Chailease Holding Co. Ltd.	7,736	69,261
Cheng Shin Rubber Industry Co. Ltd.	10,798	13,712
China Steel Corp.	68,627	88,125

	Number of Shares	Value
Taiwan (Continued)
Chunghwa Telecom Co. Ltd.	21,794	$96,784
Compal Electronics, Inc.	22,846	20,699
CTBC Financial Holding Co. Ltd.	105,708	102,371
Delta Electronics, Inc.	11,714	102,996
E.Sun Financial Holding Co. Ltd.	67,710	71,127
Eclat Textile Co. Ltd.	1,118	23,090
Evergreen Marine Corp. Taiwan Ltd.	14,968	76,615
Far Eastern New Century Corp.	16,038	16,905
Far EasTone Telecommunications Co. Ltd.	8,804	21,763
Feng TAY Enterprise Co. Ltd.	2,655	19,604
First Financial Holding Co. Ltd.	60,946	55,870
Fubon Financial Holding Co. Ltd.	43,351	116,128
Hiwin Technologies Corp.	1,696	16,001
Hotai Motor Co. Ltd.	1,753	39,393
Hua Nan Financial Holdings Co. Ltd.	50,784	40,033
Innolux Corp.	55,234	33,001
Inventec Corp.	13,656	12,494
Lite-On Technology Corp.	12,163	29,675
MediaTek, Inc.	8,860	342,896
Mega Financial Holding Co. Ltd.	63,594	85,291
Nan Ya Plastics Corp.	29,728	92,996
Nien Made Enterprise Co. Ltd.	973	12,529
Oneness Biotech Co. Ltd.*	1,406	12,413
President Chain Store Corp.	3,159	29,466
Ruentex Development Co. Ltd.	6,153	15,714
Shanghai Commercial & Savings Bank Ltd.	20,865	34,087
SinoPac Financial Holdings Co. Ltd.	57,944	35,343
Taishin Financial Holding Co. Ltd.	58,121	40,427
Taiwan Cement Corp.	29,696	50,155
Taiwan High Speed Rail Corp.	12,863	13,558
Taiwan Mobile Co. Ltd.	10,272	37,922
Taiwan Semiconductor Manufacturing Co. Ltd.	143,406	3,089,610
Uni-President Enterprises Corp.	27,978	66,964
United Microelectronics Corp.	68,569	127,428
Wan Hai Lines Ltd.	3,552	23,693
Yageo Corp.	2,135	34,384
Yang Ming Marine Transport Corp.*	10,292	42,402
Yuanta Financial Holding Co. Ltd.	54,228	48,067

(Cost $4,151,477)		5,523,150

Thailand — 2.5%
Advanced Info Service PCL, NVDR	7,100	49,760
Airports of Thailand PCL, NVDR*	25,200	49,552
Asset World Corp. PCL, NVDR*	55,300	8,124
B Grimm Power PCL, NVDR	4,700	4,963
Bangkok Dusit Medical Services PCL, NVDR	54,300	39,385
Berli Jucker PCL, NVDR	8,100	8,305
BTS Group Holdings PCL, NVDR	49,100	14,276
Bumrungrad Hospital PCL, NVDR	3,100	14,563
Central Pattana PCL, NVDR	11,400	19,276
Charoen Pokphand Foods PCL, NVDR	23,500	18,160
CP ALL PCL, NVDR	33,600	69,925
Energy Absolute PCL, NVDR	8,600	25,004
Home Product Center PCL, NVDR	33,500	15,584
Indorama Ventures PCL, NVDR	9,500	13,083

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Thailand (Continued)
Intouch Holdings PCL, NVDR	6,500	$15,069
Land & Houses PCL, NVDR	48,700	14,308
Minor International PCL, NVDR*	18,954	17,837
Muangthai Capital PCL, NVDR	4,800	7,565
Osotspa PCL	2,300	2,481
Osotspa PCL, NVDR	4,700	5,070
PTT Exploration & Production PCL, NVDR	8,100	33,838
PTT Global Chemical PCL, NVDR	13,000	21,087
Siam Cement PCL, NVDR	4,600	55,186
Siam Commercial Bank PCL, NVDR	4,900	18,820
Sri Trang Gloves Thailand PCL, NVDR	5,600	4,413
Thai Oil PCL, NVDR	6,500	10,692
Thai Union Group PCL, NVDR	15,700	9,802
True Corp. PCL, NVDR	66,600	10,191

(Cost $553,369)		576,319

Turkey — 0.2%
KOC Holding AS	4,583	10,462
Turkcell Iletisim Hizmetleri AS	7,039	10,422
Turkiye Garanti Bankasi AS	12,919	10,328
Turkiye Is Bankasi AS, Class C	7,924	4,551
Turkiye Sise ve Cam Fabrikalari AS	7,971	7,120

(Cost $51,977)		42,883

United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	16,106	47,182
Abu Dhabi Islamic Bank PJSC	8,165	19,673
Aldar Properties PJSC	23,047	26,353
Emirates NBD Bank PJSC	14,802	57,627
Emirates Telecommunications Group Co. PJSC	20,324	193,554
First Abu Dhabi Bank PJSC	25,455	143,317

(Cost $362,777)		487,706

TOTAL COMMON STOCKS (Cost $23,141,089)		23,082,126

PREFERRED STOCKS — 1.1%
Brazil — 0.7%
Banco Bradesco SA	27,950	110,407
Cia Energetica de Minas Gerais	6,427	15,969
Gerdau SA	6,602	32,627

(Cost $191,190)		159,003

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B (Cost $38,931)	787	52,480

Colombia — 0.1%
Bancolombia SA (Cost $19,706)	2,705	24,137

South Korea — 0.1%
LG Chem Ltd.	47	10,574
LG Household & Health Care Ltd.	13	5,676

(Cost $21,449)		16,250

TOTAL PREFERRED STOCKS (Cost $271,276)		251,870

	Principal Amount		Value
CORPORATE BONDS — 0.0%
India — 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22	INR	4,500	$61
Series N3, 5.50%, 6/3/24	INR	12,383	164

(Cost $64)			225

	Number of Shares
RIGHTS — 0.0%
Brazil — 0.0%
Americanas SA*, expires 3/9/22 (Cost $0)		81	107

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings PCL*, expires 9/5/22		1,525	32
BTS Group Holdings PCL*, expires 11/7/24		3,050	60
BTS Group Holdings PCL*, expires 11/20/26		6,100	106

TOTAL WARRANTS (Cost $0)			198

EXCHANGE-TRADED FUNDS — 0.0%
iShares ESG Aware MSCI EM ETF (a) (Cost $10,095)		250	9,480

SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $161,048)		161,048	161,048

TOTAL INVESTMENTS — 100.7% (Cost $23,583,572)			$23,505,054
Other assets and liabilities, net — (0.7%)			(172,262)

NET ASSETS — 100.0%			$23,332,792

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
79,911	81,137	(e)	—	—	—	5	—	161,048	161,048

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
149,313	1,513,286		(1,662,599)	—	—	13	—	—	—

229,224	1,594,423		(1,662,599)	—	—	18	—	161,048	161,048

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $235,383, which is 1.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $125,469.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

ADR:	American Depositary Receipt
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
SAE:	Societe Anonyme Egyptienne
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI Emerging Markets Index Futures	USD	1	$60,760	$58,775	3/18/2022	$(1,985)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

INR	Indian Rupee
USD	U.S. Dollar

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)	$22,898,471	$—	$183,655	$23,082,126
Preferred Stocks (f)	251,870	—	—	251,870
Corporate Bonds	—	225	—	225
Rights	—	107	—	107
Warrants	198	—	—	198
Exchange-Traded Funds	9,480	—	—	9,480
Short-Term Investments (f)	161,048	—	—	161,048

TOTAL	$23,321,067	$332	$183,655	$23,505,054

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (g)
Futures Contracts	$(1,985)	$—	$—	$(1,985)

TOTAL	$(1,985)	$—	$—	$(1,985)

(f)	See Schedule of Investments for additional detailed categorizations.
(g)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the year ended February 28, 2022, the amount of transfers from Level 1 to Level 3 was $608,106, and between Level 3 to Level 1 was $243. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity. The investment was transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.9%
Communication Services — 11.6%
Activision Blizzard, Inc.	128,026	$10,434,119
Alphabet, Inc., Class A*	49,048	132,485,515
Alphabet, Inc., Class C*	46,627	125,791,253
Cable One, Inc.	857	1,227,952
Discovery, Inc., Class A*	26,876	753,872
Discovery, Inc., Class C*	53,673	1,501,234
Electronic Arts, Inc.	46,746	6,081,187
Interpublic Group of Cos., Inc.	64,908	2,388,614
Omnicom Group, Inc.	35,735	2,997,809
Sirius XM Holdings, Inc. (a)	146,132	900,173
Take-Two Interactive Software, Inc.*	18,198	2,948,076
Verizon Communications, Inc.	674,480	36,199,342
Walt Disney Co.*	295,422	43,858,350

(Cost $257,668,503)		367,567,496

Consumer Discretionary — 12.5%
Advance Auto Parts, Inc.	9,954	2,035,394
Aptiv PLC*	43,654	5,650,574
Best Buy Co., Inc.	35,674	3,447,535
Booking Holdings, Inc.*	6,708	14,571,453
BorgWarner, Inc.	40,174	1,647,536
Burlington Stores, Inc.*	10,951	2,473,721
CarMax, Inc.*	26,635	2,912,005
Darden Restaurants, Inc.	20,345	2,954,501
Domino’s Pizza, Inc.	5,905	2,552,200
eBay, Inc.	105,535	5,761,156
Garmin Ltd.	25,795	2,848,800
Genuine Parts Co.	23,409	2,859,643
Hasbro, Inc.	20,338	1,973,803
Hilton Worldwide Holdings, Inc.*	45,048	6,705,845
Home Depot, Inc.	170,266	53,775,111
LKQ Corp.	47,332	2,222,237
Lowe’s Cos., Inc.	109,853	24,284,104
Lululemon Athletica, Inc.*	19,528	6,247,788
McDonald’s Corp.	122,125	29,892,536
MercadoLibre, Inc.*	7,391	8,327,070
Mohawk Industries, Inc.*	9,027	1,270,821
Newell Brands, Inc.	64,266	1,526,318
NIKE, Inc., Class B	207,990	28,401,035
NVR, Inc.*	540	2,677,558
Pool Corp.	6,300	2,889,054
Starbucks Corp.	191,585	17,585,587
Target Corp.	78,120	15,606,032
Tesla, Inc.*	139,189	121,154,281
TJX Cos., Inc.	196,304	12,975,694
Tractor Supply Co.	18,479	3,765,835
Vail Resorts, Inc.	6,832	1,780,078
VF Corp.	54,089	3,138,244

(Cost $280,538,441)		395,913,549

Consumer Staples — 6.5%
Bunge Ltd.	21,962	2,296,127
Campbell Soup Co.	31,257	1,405,627
Clorox Co.	19,727	2,875,999
Coca-Cola Co.	667,216	41,527,524
Colgate-Palmolive Co.	131,269	10,101,150

	Number of Shares	Value
Consumer Staples (Continued)
Conagra Brands, Inc.	80,508	$2,815,365
Estee Lauder Cos., Inc., Class A	37,871	11,222,313
General Mills, Inc.	99,575	6,714,342
Hormel Foods Corp.	45,873	2,185,390
J M Smucker Co.	17,975	2,422,131
Kellogg Co.	42,223	2,699,739
Keurig Dr Pepper, Inc.	117,123	4,529,146
Kimberly-Clark Corp.	55,095	7,170,614
Kroger Co.	116,191	5,437,739
McCormick & Co., Inc.	41,550	3,954,314
PepsiCo, Inc.	225,055	36,850,506
Procter & Gamble Co.	394,266	61,462,127

(Cost $172,126,035)		205,670,153

Energy — 1.5%
Baker Hughes Co.	131,587	3,866,026
Cheniere Energy, Inc.	39,288	5,221,375
Marathon Petroleum Corp.	100,368	7,815,656
ONEOK, Inc.	72,541	4,736,928
Phillips 66	71,025	5,983,146
Schlumberger N.V.	230,205	9,033,244
Valero Energy Corp.	66,553	5,557,841
Williams Cos., Inc.	199,251	6,232,571

(Cost $40,248,633)		48,446,787

Financials — 11.6%
Aflac, Inc.	106,401	6,500,037
Allstate Corp.	46,480	5,687,293
Ally Financial, Inc.	61,792	3,083,421
American Express Co.	107,573	20,927,252
American International Group, Inc.	136,622	8,366,731
Ameriprise Financial, Inc.	18,544	5,559,306
Annaly Capital Management, Inc. REIT	235,585	1,639,672
Aon PLC, Class A	35,926	10,495,422
Arch Capital Group Ltd.*	62,100	2,925,531
Arthur J Gallagher & Co.	33,631	5,320,088
Assurant, Inc.	9,317	1,581,188
Bank of New York Mellon Corp.	127,909	6,798,363
BlackRock, Inc.	24,770	18,426,155
Carlyle Group, Inc.	24,068	1,128,067
Cboe Global Markets, Inc.	17,529	2,055,976
Charles Schwab Corp.	234,574	19,812,120
Chubb Ltd.	70,897	14,437,465
Citizens Financial Group, Inc.	69,237	3,629,404
CME Group, Inc.	58,378	13,808,148
Discover Financial Services	47,678	5,885,372
Equitable Holdings, Inc.	58,570	1,912,896
Erie Indemnity Co., Class A	3,490	611,099
FactSet Research Systems, Inc.	5,838	2,370,753
First Republic Bank	27,870	4,828,756
Franklin Resources, Inc.	49,726	1,478,354
Hartford Financial Services Group, Inc.	55,421	3,850,651
Huntington Bancshares, Inc.	239,903	3,723,295
Intercontinental Exchange, Inc.	92,409	11,839,441
Invesco Ltd.	54,050	1,148,022
KeyCorp	161,025	4,036,897
Lincoln National Corp.	27,950	1,884,389

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Loews Corp.	35,010	$2,147,513
M&T Bank Corp.	21,006	3,827,923
MarketAxess Holdings, Inc.	5,962	2,274,086
Marsh & McLennan Cos., Inc.	82,774	12,863,907
Moody’s Corp.	27,413	8,827,808
Morgan Stanley	221,762	20,122,684
Nasdaq, Inc.	19,211	3,287,963
Northern Trust Corp.	32,585	3,711,432
PNC Financial Services Group, Inc.	69,281	13,804,239
Principal Financial Group, Inc.	43,755	3,090,853
Progressive Corp.	95,552	10,121,823
Prudential Financial, Inc.	61,675	6,886,631
Raymond James Financial, Inc.	30,062	3,296,298
Regions Financial Corp.	153,332	3,709,101
S&P Global, Inc.	56,355	21,172,453
State Street Corp.	60,652	5,175,435
SVB Financial Group*	9,463	5,734,578
T. Rowe Price Group, Inc.	37,037	5,354,069
Travelers Cos., Inc.	40,612	6,978,360
Truist Financial Corp.	217,981	13,562,778
US Bancorp	227,827	12,881,339
Willis Towers Watson PLC	20,626	4,585,160

(Cost $289,040,453)		369,167,997

Health Care — 13.2%
ABIOMED, Inc.*	7,263	2,256,905
Agilent Technologies, Inc.	49,638	6,470,810
Align Technology, Inc.*	12,125	6,201,452
AmerisourceBergen Corp.	24,408	3,478,872
Amgen, Inc.	92,900	21,039,992
Baxter International, Inc.	82,678	7,025,150
Biogen, Inc.*	24,165	5,099,057
BioMarin Pharmaceutical, Inc.*	29,324	2,290,791
Bio-Techne Corp.	6,501	2,726,584
Bristol-Myers Squibb Co.	361,158	24,800,720
Cardinal Health, Inc.	44,949	2,427,695
Catalent, Inc.*	27,256	2,781,202
Centene Corp.*	94,521	7,809,325
Cerner Corp.	49,926	4,655,600
Cigna Corp.	54,037	12,848,918
DaVita, Inc.*	11,612	1,309,485
DENTSPLY SIRONA, Inc.	35,173	1,904,266
Dexcom, Inc.*	15,664	6,483,486
Edwards Lifesciences Corp.*	101,703	11,428,366
Eli Lilly & Co.	132,479	33,113,126
Gilead Sciences, Inc.	202,608	12,237,523
HCA Healthcare, Inc.	40,568	10,154,576
Hologic, Inc.*	40,899	2,910,782
Horizon Therapeutics PLC*	35,453	3,232,250
Humana, Inc.	21,102	9,165,021
IDEXX Laboratories, Inc.*	13,903	7,401,262
Illumina, Inc.*	24,170	7,893,922
Insulet Corp.*	11,072	2,930,648
Jazz Pharmaceuticals PLC*	8,865	1,218,228
Johnson & Johnson	429,116	70,619,620
Laboratory Corp. of America Holdings*	15,247	4,135,901
Merck & Co., Inc.	411,869	31,540,928

	Number of Shares	Value
Health Care (Continued)
Mettler-Toledo International, Inc.*	3,773	$5,315,176
Novocure Ltd.* (a)	14,940	1,222,988
Quest Diagnostics, Inc.	19,671	2,582,212
ResMed, Inc.	23,690	5,845,508
STERIS PLC	16,273	3,905,520
Teladoc Health, Inc.*	21,889	1,661,594
Teleflex, Inc.	7,735	2,601,358
Thermo Fisher Scientific, Inc.	64,138	34,891,072
Vertex Pharmaceuticals, Inc.*	42,146	9,694,423
Waters Corp.*	10,024	3,174,902
West Pharmaceutical Services, Inc.	12,164	4,708,441
Zoetis, Inc.	77,414	14,991,221

(Cost $370,864,110)		420,186,878

Industrials — 7.8%
3M Co.	93,614	13,915,721
Allegion PLC	14,124	1,617,480
AMERCO	1,708	986,558
C.H. Robinson Worldwide, Inc.	21,488	2,077,460
Caterpillar, Inc.	88,758	16,649,226
Copart, Inc.*	35,173	4,322,058
CSX Corp.	365,816	12,404,821
Cummins, Inc.	24,021	4,903,167
Deere & Co.	47,953	17,264,039
Delta Air Lines, Inc.*	29,478	1,176,762
Dover Corp.	22,799	3,576,251
Eaton Corp. PLC	64,662	9,976,700
Expeditors International of Washington, Inc.	28,177	2,912,375
Fastenal Co.	93,002	4,785,883
Fortive Corp.	55,986	3,625,094
Fortune Brands Home & Security, Inc.	22,873	1,987,664
Generac Holdings, Inc.*	10,150	3,202,021
Howmet Aerospace, Inc.	64,407	2,313,499
IDEX Corp.	11,831	2,270,369
Illinois Tool Works, Inc.	51,246	11,086,560
Johnson Controls International PLC	116,467	7,565,696
Lennox International, Inc.	5,064	1,351,734
Masco Corp.	40,182	2,251,799
Norfolk Southern Corp.	40,210	10,314,669
Owens Corning	16,796	1,565,219
PACCAR, Inc.	56,327	5,171,382
Pentair PLC	27,841	1,612,272
Robert Half International, Inc.	17,473	2,101,827
Rockwell Automation, Inc.	18,838	5,021,834
Roper Technologies, Inc.	17,028	7,632,290
Snap-on, Inc.	8,684	1,825,203
Stanley Black & Decker, Inc.	27,120	4,412,424
Trane Technologies PLC	39,596	6,095,012
Union Pacific Corp.	104,898	25,799,663
United Parcel Service, Inc., Class B	118,146	24,860,281
United Rentals, Inc.*	11,794	3,793,186
W.W. Grainger, Inc.	7,086	3,380,447
Waste Management, Inc.	68,572	9,901,797
Xylem, Inc.	29,040	2,583,108

(Cost $196,424,458)		248,293,551

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Information Technology — 28.7%
Accenture PLC, Class A	103,306	$32,646,762
Adobe, Inc.*	77,528	36,258,295
ANSYS, Inc.*	14,365	4,656,989
Applied Materials, Inc.	147,014	19,729,279
Autodesk, Inc.*	35,839	7,892,823
Automatic Data Processing, Inc.	68,826	14,070,787
Cadence Design Systems, Inc.*	44,213	6,695,175
Cisco Systems, Inc.	686,751	38,300,103
Citrix Systems, Inc.	19,824	2,031,960
Cognex Corp.	27,090	1,830,200
Hewlett Packard Enterprise Co.	206,925	3,294,246
HP, Inc.	195,261	6,709,168
Intel Corp.	663,518	31,649,809
International Business Machines Corp.	145,857	17,868,941
Intuit, Inc.	43,963	20,854,728
Keysight Technologies, Inc.*	30,185	4,750,213
Lam Research Corp.	23,100	12,967,185
Mastercard, Inc., Class A	143,306	51,707,671
Microsoft Corp.	1,163,556	347,658,897
Motorola Solutions, Inc.	27,202	5,996,137
NVIDIA Corp.	407,970	99,483,485
Okta, Inc.*	24,356	4,453,251
salesforce.com, Inc.*	160,109	33,707,748
Teledyne Technologies, Inc.*	7,721	3,315,243
Texas Instruments, Inc.	150,094	25,514,479
Trimble, Inc.*	42,035	2,931,941
Visa, Inc., Class A	272,432	58,878,004
VMware, Inc., Class A	33,908	3,978,087
Western Union Co.	58,346	1,060,730
Workday, Inc., Class A*	31,218	7,150,483
Zebra Technologies Corp., Class A*	8,646	3,573,738

(Cost $656,337,559)		911,616,557

Materials — 2.8%
Amcor PLC	253,702	2,950,554
Ball Corp.	52,141	4,679,133
DuPont de Nemours, Inc.	85,360	6,604,303
Ecolab, Inc.	42,295	7,454,917
International Flavors & Fragrances, Inc.	40,158	5,341,014
International Paper Co.	60,147	2,618,199
Linde PLC	84,338	24,731,275
LyondellBasell Industries NV, Class A	42,673	4,149,096
Mosaic Co.	60,027	3,147,216
Newmont Corp.	129,769	8,590,708
PPG Industries, Inc.	38,277	5,108,066
Sherwin-Williams Co.	40,464	10,647,292
Steel Dynamics, Inc.	35,455	2,502,414

(Cost $74,268,961)		88,524,187

Real Estate — 2.7%
American Tower Corp. REIT	74,257	16,846,686
Boston Properties, Inc. REIT	23,016	2,815,087
CBRE Group, Inc., Class A*	54,420	5,270,577
Crown Castle International Corp. REIT	70,713	11,780,079
Equinix, Inc. REIT	14,598	10,360,638
Equity Residential REIT	59,106	5,041,742
Healthpeak Properties, Inc. REIT	85,912	2,668,427

	Number of Shares	Value
Real Estate (Continued)
Host Hotels & Resorts, Inc. REIT*	120,130	$2,194,775
Prologis, Inc. REIT	120,325	17,549,401
Welltower, Inc. REIT	70,853	5,901,346
Weyerhaeuser Co. REIT	122,407	4,759,184

(Cost $74,987,093)		85,187,942

Utilities — 1.0%
American Water Works Co., Inc.	29,562	4,466,523
Atmos Energy Corp.	21,660	2,378,485
Consolidated Edison, Inc.	57,497	4,931,518
Edison International	62,808	3,983,283
Essential Utilities, Inc.	36,855	1,736,239
Eversource Energy	56,013	4,581,863
Sempra Energy	51,503	7,427,763
UGI Corp.	32,271	1,240,497

(Cost $28,821,526)		30,746,171

TOTAL COMMON STOCKS (Cost $2,441,325,772)		3,171,321,268

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $865,404)	865,404	865,404

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $860,638)	860,638	860,638

TOTAL INVESTMENTS — 99.9% (Cost $2,443,051,814)		$3,173,047,310
Other assets and liabilities, net — 0.1%		2,673,127

NET ASSETS — 100.0%		$3,175,720,437

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
852,902	12,502	(d)	—	—	—	45	—	865,404	865,404

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
3,332,190	38,488,158		(40,959,710)	—	—	626	—	860,638	860,638

4,185,092	38,500,660		(40,959,710)	—	—	671	—	1,726,042	1,726,042

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $863,808, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $45,408.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

REIT:	Real Estate Investment Trust

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
E-Mini S&P 500 ESG Futures	USD	10	$2,035,840	$1,912,500	3/18/2022	$(123,340)
MSCI USA ESG Leaders GTR Index Futures	USD	50	2,538,950	2,369,000	3/18/2022	(169,950)

Total unrealized depreciation						$(293,290)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI USA ESG Leaders Equity ETF (Continued)

February 28, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$3,171,321,268	$—	$—	$3,171,321,268
Short-Term Investments (e)	1,726,042	—	—	1,726,042

TOTAL	$3,173,047,310	$—	$—	$3,173,047,310

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(293,290)	$—	$—	$(293,290)

TOTAL	$(293,290)	$—	$—	$(293,290)

(e)    See Schedule of Investments for additional detailed categorizations.

(f)    Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.8%
Communication Services — 9.5%
Activision Blizzard, Inc.	23,486	$1,914,109
Alphabet, Inc., Class A*	9,161	24,745,143
Alphabet, Inc., Class C*	8,516	22,974,635
AT&T, Inc.	215,911	5,114,932
Charter Communications, Inc., Class A*	3,859	2,322,269
Comcast Corp., Class A	138,945	6,497,068
Discovery, Inc., Class A*	4,892	137,221
Discovery, Inc., Class C*	9,887	276,539
Electronic Arts, Inc.	8,746	1,137,767
Interpublic Group of Cos., Inc.	11,851	436,117
Live Nation Entertainment, Inc.*	4,394	530,883
News Corp., Class A	11,871	264,961
News Corp., Class B	3,654	81,959
Omnicom Group, Inc.	6,520	546,963
Take-Two Interactive Software, Inc.*	3,503	567,486
Verizon Communications, Inc.	125,334	6,726,676
Walt Disney Co.*	54,994	8,164,409

(Cost $76,043,106)		82,439,137

Consumer Discretionary — 13.5%
Amazon.com, Inc.*	13,259	40,721,836
Aptiv PLC*	8,240	1,066,586
Best Buy Co., Inc.	6,998	676,287
Booking Holdings, Inc.*	1,264	2,745,724
BorgWarner, Inc.	7,272	298,225
CarMax, Inc.*	5,184	566,767
Dollar Tree, Inc.*	7,099	1,008,626
eBay, Inc.	19,638	1,072,038
Etsy, Inc.*	3,865	598,650
Ford Motor Co.	118,262	2,076,681
General Motors Co.*	44,499	2,078,993
Hasbro, Inc.	4,396	426,632
Hilton Worldwide Holdings, Inc.*	8,414	1,252,508
Home Depot, Inc.	32,170	10,160,251
Las Vegas Sands Corp.*	10,013	429,157
Lowe’s Cos., Inc.	21,085	4,661,050
Marriott International, Inc., Class A*	8,299	1,411,992
McDonald’s Corp.	22,568	5,523,969
MGM Resorts International	12,572	556,814
Newell Brands, Inc.	11,459	272,151
NIKE, Inc., Class B	38,739	5,289,810
PulteGroup, Inc.	7,844	389,533
PVH Corp.	2,068	202,437
Ralph Lauren Corp.	1,434	189,345
Royal Caribbean Cruises Ltd.*	6,640	535,981
Starbucks Corp.	35,667	3,273,874
Tapestry, Inc.	8,801	359,961
Target Corp.	14,986	2,993,753
Tesla, Inc.*	24,726	21,522,252
TJX Cos., Inc.	36,436	2,408,420
Under Armour, Inc., Class A*	6,182	110,596
Under Armour, Inc., Class C*	6,006	93,874
VF Corp.	9,708	563,258
Whirlpool Corp.	1,841	370,538
Yum! Brands, Inc.	9,142	1,120,626

(Cost $112,942,813)		117,029,195

	Number of Shares	Value
Consumer Staples — 5.7%
Archer-Daniels-Midland Co.	16,770	$1,315,606
Brown-Forman Corp., Class B	5,582	364,114
Campbell Soup Co.	6,105	274,542
Coca-Cola Co.	118,236	7,359,009
Colgate-Palmolive Co.	25,595	1,969,535
Conagra Brands, Inc.	14,809	517,871
Constellation Brands, Inc., Class A	5,186	1,118,205
General Mills, Inc.	18,452	1,244,218
Hershey Co.	4,434	896,821
Hormel Foods Corp.	8,197	390,505
J M Smucker Co.	3,157	425,406
Kellogg Co.	7,584	484,921
Kraft Heinz Co.	20,380	799,304
Kroger Co.	20,622	965,110
McCormick & Co., Inc.	7,837	745,847
Molson Coors Beverage Co., Class B	5,385	280,989
Mondelez International, Inc., Class A	42,630	2,791,412
PepsiCo, Inc.	42,062	6,887,232
Procter & Gamble Co.	73,534	11,463,215
Sysco Corp.	15,455	1,346,131
Tyson Foods, Inc., Class A	8,866	821,524
Walgreens Boots Alliance, Inc.	21,688	999,600
Walmart, Inc.	43,315	5,854,455

(Cost $44,776,455)		49,315,572

Energy — 4.0%
APA Corp.	12,218	435,327
Chevron Corp.	58,566	8,433,504
ConocoPhillips	40,875	3,877,402
Devon Energy Corp.	19,089	1,136,750
Exxon Mobil Corp.	128,259	10,058,071
Halliburton Co.	26,843	900,046
Hess Corp.	8,262	834,957
Kinder Morgan, Inc.	58,735	1,021,989
Marathon Petroleum Corp.	19,755	1,538,322
Occidental Petroleum Corp.	26,863	1,174,719
ONEOK, Inc.	13,536	883,901
Pioneer Natural Resources Co.	7,020	1,681,992
Schlumberger N.V.	42,116	1,652,632
Williams Cos., Inc.	36,810	1,151,417

(Cost $24,298,113)		34,781,029

Financials — 10.3%
Aflac, Inc.	19,244	1,175,616
Allstate Corp.	9,216	1,127,670
American Express Co.	19,090	3,713,769
Ameriprise Financial, Inc.	3,551	1,064,554
Arthur J Gallagher & Co.	6,201	980,936
Assurant, Inc.	1,834	311,248
Bank of America Corp.	219,299	9,693,016
Bank of New York Mellon Corp.	23,149	1,230,369
BlackRock, Inc.	4,325	3,217,324
Capital One Financial Corp.	12,945	1,984,080
Cboe Global Markets, Inc.	3,195	374,742
Charles Schwab Corp.	45,342	3,829,585
Chubb Ltd.	13,282	2,704,747
Citigroup, Inc.	60,403	3,577,670
CME Group, Inc.	10,906	2,579,596

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Comerica, Inc.	4,072	$388,835
Discover Financial Services	9,295	1,147,375
Fifth Third Bancorp	21,541	1,030,521
Franklin Resources, Inc.	9,360	278,273
Globe Life, Inc.	2,732	275,823
Goldman Sachs Group, Inc.	10,380	3,542,590
Hartford Financial Services Group, Inc.	10,858	754,414
Intercontinental Exchange, Inc.	17,027	2,181,499
Invesco Ltd.	10,375	220,365
JPMorgan Chase & Co.	89,864	12,742,715
KeyCorp	29,356	735,955
Lincoln National Corp.	5,386	363,124
MarketAxess Holdings, Inc.	1,200	457,716
Marsh & McLennan Cos., Inc.	15,332	2,382,746
MetLife, Inc.	22,497	1,519,672
Moody’s Corp.	4,861	1,565,388
Morgan Stanley	44,103	4,001,906
MSCI, Inc.	2,547	1,277,804
Nasdaq, Inc.	3,477	595,089
Northern Trust Corp.	6,272	714,381
PNC Financial Services Group, Inc.	12,833	2,556,975
Principal Financial Group, Inc.	7,541	532,696
Progressive Corp.	17,650	1,869,665
Prudential Financial, Inc.	11,741	1,311,000
Raymond James Financial, Inc.	5,370	588,821
Regions Financial Corp.	29,066	703,107
S&P Global, Inc.	10,775	4,048,063
State Street Corp.	11,072	944,774
Synchrony Financial	16,537	707,453
T. Rowe Price Group, Inc.	6,934	1,002,379
Travelers Cos., Inc.	7,546	1,296,629

(Cost $77,786,844)		89,302,675

Health Care — 12.9%
Abbott Laboratories	53,676	6,474,399
AbbVie, Inc.	53,558	7,914,266
Agilent Technologies, Inc.	9,257	1,206,743
AmerisourceBergen Corp.	4,418	629,698
Amgen, Inc.	17,200	3,895,456
Anthem, Inc.	7,398	3,342,786
Baxter International, Inc.	15,329	1,302,505
Becton Dickinson and Co.	8,713	2,363,663
Biogen, Inc.*	4,673	986,050
Bio-Rad Laboratories, Inc., Class A*	626	391,851
Boston Scientific Corp.*	42,987	1,898,736
Bristol-Myers Squibb Co.	67,993	4,669,079
Cardinal Health, Inc.	8,796	475,072
Cigna Corp.	10,093	2,399,914
CVS Health Corp.	39,748	4,119,880
Danaher Corp.	19,247	5,281,569
DaVita, Inc.*	2,114	238,396
Edwards Lifesciences Corp.*	18,931	2,127,276
Eli Lilly & Co.	24,129	6,031,044
Gilead Sciences, Inc.	38,138	2,303,535
Henry Schein, Inc.*	4,235	365,819
Hologic, Inc.*	7,845	558,329
Humana, Inc.	3,921	1,702,969
IDEXX Laboratories, Inc.*	2,607	1,387,836

	Number of Shares	Value
Health Care (Continued)
Illumina, Inc.*	4,767	$1,556,902
Incyte Corp.*	5,666	386,988
Laboratory Corp. of America Holdings*	3,008	815,950
McKesson Corp.	4,824	1,326,407
Medtronic PLC	40,849	4,288,736
Merck & Co., Inc.	76,753	5,877,745
Mettler-Toledo International, Inc.*	723	1,018,519
PerkinElmer, Inc.	3,850	691,498
Pfizer, Inc.	170,813	8,017,962
Quest Diagnostics, Inc.	3,681	483,205
Regeneron Pharmaceuticals, Inc.*	3,160	1,954,018
Thermo Fisher Scientific, Inc.	11,916	6,482,304
UnitedHealth Group, Inc.	28,633	13,625,586
Vertex Pharmaceuticals, Inc.*	7,901	1,817,388
Viatris, Inc.	36,451	401,325
Waters Corp.*	1,810	573,281
West Pharmaceutical Services, Inc.	2,238	866,285

(Cost $99,311,930)		112,250,970

Industrials — 6.4%
Alaska Air Group, Inc.*	3,582	201,094
American Airlines Group, Inc.*	18,541	319,832
AMETEK, Inc.	6,994	907,751
Caterpillar, Inc.	16,568	3,107,825
Cintas Corp.	2,662	999,102
CSX Corp.	69,308	2,350,234
Cummins, Inc.	4,449	908,130
Deere & Co.	8,629	3,106,613
Delta Air Lines, Inc.*	19,388	773,969
Dover Corp.	4,326	678,576
Eaton Corp. PLC	11,994	1,850,554
Emerson Electric Co.	18,124	1,684,082
Fastenal Co.	17,324	891,493
FedEx Corp.	7,418	1,648,799
Fortive Corp.	10,871	703,897
General Electric Co.	33,250	3,175,708
Howmet Aerospace, Inc.	11,743	421,809
IDEX Corp.	2,251	431,967
Illinois Tool Works, Inc.	8,720	1,886,485
Ingersoll Rand, Inc.	12,284	620,588
Johnson Controls International PLC	21,846	1,419,116
L3Harris Technologies, Inc.	6,097	1,538,334
Leidos Holdings, Inc.	4,017	409,091
Nielsen Holdings PLC	10,509	183,067
Norfolk Southern Corp.	7,580	1,944,422
PACCAR, Inc.	10,518	965,658
Parker-Hannifin Corp.	3,923	1,162,738
Pentair PLC	4,944	286,307
Republic Services, Inc.	6,226	748,863
Robert Half International, Inc.	3,447	414,640
Rockwell Automation, Inc.	3,518	937,828
Roper Technologies, Inc.	3,167	1,419,513
Snap-on, Inc.	1,630	342,593
Stanley Black & Decker, Inc.	4,859	790,559
Trane Technologies PLC	7,181	1,105,371
TransDigm Group, Inc.*	1,689	1,125,871
Union Pacific Corp.	19,764	4,860,956
United Parcel Service, Inc., Class B	22,067	4,643,338

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
United Rentals, Inc.*	2,192	$704,991
Verisk Analytics, Inc.	4,899	868,789
W.W. Grainger, Inc.	1,321	630,196
Waste Management, Inc.	11,755	1,697,422
Westinghouse Air Brake Technologies Corp.	5,728	531,673
Xylem, Inc.	5,355	476,327

(Cost $50,728,846)		55,876,171

Information Technology — 31.0%
Accenture PLC, Class A	19,261	6,086,861
Adobe, Inc.*	14,444	6,755,170
Advanced Micro Devices, Inc.*	49,751	6,136,288
Akamai Technologies, Inc.*	4,912	531,773
Amphenol Corp., Class A	18,101	1,375,857
Analog Devices, Inc.	16,249	2,604,552
ANSYS, Inc.*	2,635	854,241
Apple, Inc.	474,034	78,272,494
Applied Materials, Inc.	27,778	3,727,808
Arista Networks, Inc.*	6,727	825,605
Autodesk, Inc.*	6,650	1,464,530
Cisco Systems, Inc.	127,916	7,133,875
Corning, Inc.	23,283	940,633
DXC Technology Co.*	7,482	254,613
Hewlett Packard Enterprise Co.	39,488	628,649
HP, Inc.	35,099	1,206,002
Intel Corp.	123,143	5,873,921
Intuit, Inc.	8,587	4,073,415
Juniper Networks, Inc.	9,779	330,433
Keysight Technologies, Inc.*	5,657	890,242
KLA Corp.	4,654	1,621,919
Lam Research Corp.	4,350	2,441,873
Mastercard, Inc., Class A	26,393	9,523,122
Micron Technology, Inc.	33,884	3,010,932
Microsoft Corp.	228,367	68,233,776
Motorola Solutions, Inc.	5,173	1,140,284
NortonLifeLock, Inc.	17,288	501,006
NVIDIA Corp.	76,041	18,542,598
Oracle Corp.	49,121	3,731,722
QUALCOMM, Inc.	34,401	5,916,628
salesforce.com, Inc.*	29,817	6,277,373
Seagate Technology Holdings PLC	6,071	626,284
TE Connectivity Ltd.	10,050	1,431,422
Texas Instruments, Inc.	28,019	4,762,950
Trimble, Inc.*	7,581	528,775
Visa, Inc., Class A (a)	51,134	11,051,080
Zebra Technologies Corp., Class A*	1,660	686,144

(Cost $227,170,446)		269,994,850

Materials — 2.5%
Air Products and Chemicals, Inc.	6,667	1,575,412
Albemarle Corp.	3,530	691,492
Ball Corp.	9,974	895,067
CF Industries Holdings, Inc.	6,247	507,194
Corteva, Inc.	22,521	1,171,768
Dow, Inc.	22,539	1,328,899
Eastman Chemical Co.	4,302	509,658

	Number of Shares	Value
Materials (Continued)
Ecolab, Inc.	7,503	$1,322,479
FMC Corp.	3,926	460,323
Freeport-McMoRan, Inc.	44,283	2,079,087
International Flavors & Fragrances, Inc.	7,517	999,761
International Paper Co.	11,861	516,309
Linde PLC	15,669	4,594,777
LyondellBasell Industries NV, Class A	7,827	761,019
Martin Marietta Materials, Inc.	1,862	706,443
Mosaic Co.	10,483	549,624
Newmont Corp.	24,263	1,606,211
PPG Industries, Inc.	7,131	951,632
Westrock Co.	7,968	360,711

(Cost $19,685,589)		21,587,866

Real Estate — 2.5%
American Tower Corp. REIT	13,712	3,110,841
AvalonBay Communities, Inc. REIT	4,277	1,020,449
Boston Properties, Inc. REIT	4,333	529,969
CBRE Group, Inc., Class A*	10,496	1,016,538
Digital Realty Trust, Inc. REIT	8,473	1,143,177
Duke Realty Corp. REIT	11,371	602,663
Equinix, Inc. REIT	2,687	1,907,044
Equity Residential REIT	10,445	890,958
Essex Property Trust, Inc. REIT	1,933	613,090
Extra Space Storage, Inc. REIT	3,991	750,907
Healthpeak Properties, Inc. REIT	16,495	512,335
Host Hotels & Resorts, Inc. REIT*	21,532	393,390
Iron Mountain, Inc. REIT	9,484	466,423
Kimco Realty Corp. REIT	18,161	427,328
Prologis, Inc. REIT	22,434	3,271,999
Realty Income Corp. REIT	16,644	1,100,002
Regency Centers Corp. REIT	4,521	297,889
Simon Property Group, Inc. REIT	10,018	1,378,076
Ventas, Inc. REIT	11,921	643,734
Vornado Realty Trust REIT	4,342	187,922
Welltower, Inc. REIT	13,230	1,101,927
Weyerhaeuser Co. REIT	22,742	884,209

(Cost $20,646,965)		22,250,870

Utilities — 1.5%
American Water Works Co., Inc.	5,550	838,549
Consolidated Edison, Inc.	10,688	916,710
Edison International	11,471	727,491
Entergy Corp.	6,075	639,151
Eversource Energy	10,422	852,519
Exelon Corp.	29,435	1,252,754
FirstEnergy Corp.	16,436	687,847
NextEra Energy, Inc.	59,384	4,647,986
Public Service Enterprise Group, Inc.	15,311	992,612
Sempra Energy	9,573	1,380,618

(Cost $12,059,791)		12,936,237

TOTAL COMMON STOCKS (Cost $765,450,898)		867,764,572

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $451,432)	451,432	$451,432

TOTAL INVESTMENTS — 99.9% (Cost $765,902,330)		$868,216,004
Other assets and liabilities, net — 0.1%		1,016,235

NET ASSETS — 100.0%		$869,232,239

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
107,727	—	(107,727	)(d)	—	—	3	—	—	—

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
1,353,973	7,391,417	(8,293,958)		—	—	206	—	451,432	451,432

1,461,700	7,391,417	(8,401,685)		—	—	209	—	451,432	451,432

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $1,251,335, which is 0.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,295,096.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

REIT:	Real Estate Investment Trust

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
E-Mini S&P 500 ESG Futures	USD	6	$1,172,720	$1,147,500	3/18/2022	$(25,220)
S&P 500 E-Mini Futures	USD	1	228,625	218,400	3/18/2022	(10,225)

Total unrealized depreciation						$(35,445)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers S&P 500 ESG ETF (Continued)

February 28, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$867,764,572	$—	$—	$867,764,572
Short-Term Investments (e)	451,432	—	—	451,432

TOTAL	$868,216,004	$—	$—	$868,216,004

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(35,445)	$—	$—	$(35,445)

TOTAL	$(35,445)	$—	$—	$(35,445)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.4%
Communication Services — 2.0%
Cable One, Inc.	36	$51,583
Iridium Communications, Inc.*	928	36,739
New York Times Co., Class A	1,185	52,128
TEGNA, Inc.	1,565	35,870
TripAdvisor, Inc.*	705	17,935
Yelp, Inc.*	495	16,776

(Cost $245,046)		211,031

Consumer Discretionary — 15.3%
American Eagle Outfitters, Inc. (a)	1,092	23,019
AutoNation, Inc.*	293	33,595
Brunswick Corp.	554	52,918
Capri Holdings Ltd.*	1,077	72,956
Carter’s, Inc.	299	28,907
Columbia Sportswear Co.	250	23,180
Cracker Barrel Old Country Store, Inc.	170	22,826
Dana, Inc.	1,048	19,514
Deckers Outdoor Corp.*	196	56,573
Dick’s Sporting Goods, Inc. (a)	461	48,405
Foot Locker, Inc.	644	20,363
Gentex Corp.	1,692	51,217
Goodyear Tire & Rubber Co.*	1,990	30,825
Graham Holdings Co., Class B	28	16,832
Grand Canyon Education, Inc.*	300	26,049
H&R Block, Inc.	1,248	30,963
Harley-Davidson, Inc.	1,109	45,802
Helen of Troy Ltd.*	171	35,170
KB Home	598	23,089
Kohl’s Corp.	1,078	59,958
Lear Corp.	427	67,184
Lithia Motors, Inc.	217	73,958
Mattel, Inc.*	2,509	62,675
Murphy USA, Inc.	167	30,184
Nordstrom, Inc.*	813	16,862
Papa John’s International, Inc.	230	24,569
Polaris, Inc.	402	48,847
RH*	123	49,430
Service Corp. International	1,181	71,864
Six Flags Entertainment Corp.*	554	24,188
Tempur Sealy International, Inc.	1,364	45,026
Texas Roadhouse, Inc.	502	47,645
Thor Industries, Inc. (a)	389	35,204
Toll Brothers, Inc.	836	45,361
Travel + Leisure Co.	619	34,695
Urban Outfitters, Inc.*	465	12,792
Visteon Corp.*	202	24,274
Wendy’s Co.	1,264	28,743
Williams-Sonoma, Inc.	532	77,066
Wingstop, Inc.	210	30,523
Wyndham Hotels & Resorts, Inc.	668	57,722

(Cost $1,646,060)		1,630,973

Consumer Staples — 3.5%
BJ’s Wholesale Club Holdings, Inc.*	966	60,732
Boston Beer Co., Inc., Class A*	70	26,842
Coty, Inc., Class A*	2,398	21,990

	Number of Shares	Value
Consumer Staples (Continued)
Darling Ingredients, Inc.*	1,168	$84,657
Flowers Foods, Inc.	1,400	38,374
Hain Celestial Group, Inc.*	678	24,652
Ingredion, Inc.	474	42,063
Nu Skin Enterprises, Inc., Class A	353	16,376
Pilgrim’s Pride Corp.*	347	8,182
Sanderson Farms, Inc.	152	27,146
Sprouts Farmers Market, Inc.*	801	22,812

(Cost $368,296)		373,826

Energy — 1.2%
CNX Resources Corp.*	1,501	24,526
EQT Corp.	2,186	50,584
Equitrans Midstream Corp.	2,904	18,615
Murphy Oil Corp.	1,034	35,849

(Cost $99,426)		129,574

Financials — 15.6%
Affiliated Managers Group, Inc.	288	39,848
Alleghany Corp.*	99	65,530
Associated Banc-Corp.	1,083	26,414
Bank of Hawaii Corp.	292	25,165
Bank OZK	865	40,672
Cadence Bank	1,415	44,742
CNO Financial Group, Inc.	892	21,560
Commerce Bancshares, Inc.	797	57,209
East West Bancorp, Inc.	1,017	89,048
Essent Group Ltd.	784	34,637
Evercore, Inc., Class A	278	35,309
First American Financial Corp.	788	52,827
First Horizon Corp.	3,859	90,609
FNB Corp.	2,440	32,769
Fulton Financial Corp.	1,165	20,993
Hancock Whitney Corp.	616	34,299
Hanover Insurance Group, Inc.	265	36,970
Interactive Brokers Group, Inc., Class A	620	41,032
Janus Henderson Group PLC	1,205	40,452
Kemper Corp.	427	22,819
MGIC Investment Corp.	2,305	34,990
Navient Corp.	1,142	20,111
New York Community Bancorp, Inc.	3,268	37,713
PacWest Bancorp	839	41,463
Pinnacle Financial Partners, Inc.	540	54,583
Primerica, Inc.	281	36,499
PROG Holdings, Inc.*	409	12,532
Prosperity Bancshares, Inc.	662	49,292
Reinsurance Group of America, Inc.	479	53,102
RenaissanceRe Holdings Ltd.	327	49,305
RLI Corp.	282	28,623
SEI Investments Co.	769	45,048
Selective Insurance Group, Inc.	430	35,772
SLM Corp.	2,080	40,976
Synovus Financial Corp.	1,037	54,598
Texas Capital Bancshares, Inc.*	364	24,242
UMB Financial Corp.	308	31,373
Umpqua Holdings Corp.	1,559	33,285
Webster Financial Corp.	1,289	77,611

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Wintrust Financial Corp.	409	$40,638

(Cost $1,542,848)		1,654,660

Health Care — 8.5%
Acadia Healthcare Co., Inc.*	656	37,202
Amedisys, Inc.*	228	36,535
Encompass Health Corp.	711	46,940
Exelixis, Inc.*	2,308	47,383
Haemonetics Corp.*	357	20,603
ICU Medical, Inc.*	145	34,326
Integra LifeSciences Holdings Corp.*	514	34,469
Jazz Pharmaceuticals PLC*	445	61,152
LHC Group, Inc.*	225	30,638
LivaNova PLC*	381	30,030
Masimo Corp.*	366	57,627
Molina Healthcare, Inc.*	420	128,885
Neurocrine Biosciences, Inc.*	674	60,572
NuVasive, Inc.*	372	20,133
Penumbra, Inc.*	249	55,213
Quidel Corp.*	276	29,198
Syneos Health, Inc.*	734	58,133
Tenet Healthcare Corp.*	759	65,266
United Therapeutics Corp.*	320	53,184

(Cost $981,467)		907,489

Industrials — 19.4%
Acuity Brands, Inc.	246	44,863
AECOM	1,032	74,985
AGCO Corp.	440	52,870
Avis Budget Group, Inc.*	285	52,280
Axon Enterprise, Inc.*	465	65,216
Brink’s Co.	351	24,591
Carlisle Cos., Inc.	375	89,025
Clean Harbors, Inc.*	365	34,832
Colfax Corp.*	972	39,084
Crane Co.	355	35,883
Curtiss-Wright Corp.	286	42,191
Donaldson Co., Inc.	889	48,246
Dycom Industries, Inc.*	223	19,414
EMCOR Group, Inc.	379	43,790
EnerSys	303	22,037
Flowserve Corp.	935	28,396
FTI Consulting, Inc.*	241	35,186
Graco, Inc.	1,220	87,950
Hexcel Corp.	596	34,508
Hubbell, Inc.	389	69,339
Insperity, Inc.	255	22,937
ITT, Inc.	608	53,425
KBR, Inc.	1,015	50,385
Kennametal, Inc.	593	18,804
Kirby Corp.*	432	28,145
Lincoln Electric Holdings, Inc.	424	54,043
ManpowerGroup, Inc.	391	41,556
MasTec, Inc.*	405	31,898
Mercury Systems, Inc.*	402	24,209
Middleby Corp.*	394	69,982
MillerKnoll, Inc.	541	21,034

	Number of Shares	Value
Industrials (Continued)
MSA Safety, Inc.	258	$35,888
Oshkosh Corp.	487	54,077
Owens Corning	716	66,724
Regal Rexnord Corp.	489	78,411
Ryder System, Inc.	386	30,432
Science Applications International Corp.	407	35,690
Stericycle, Inc.*	662	38,634
Terex Corp.	498	20,557
Tetra Tech, Inc.	384	60,968
Timken Co.	495	32,452
Toro Co.	763	71,577
Trinity Industries, Inc.	581	16,768
Univar Solutions, Inc.*	1,224	37,589
Werner Enterprises, Inc.	437	18,992
Woodward, Inc.	455	56,707
XPO Logistics, Inc.*	707	51,385

(Cost $1,943,182)		2,067,955

Information Technology — 13.1%
ACI Worldwide, Inc.*	837	28,056
Alliance Data Systems Corp.	352	23,742
Amkor Technology, Inc.	714	16,186
Arrow Electronics, Inc.*	496	60,453
Avnet, Inc.	709	29,828
Belden, Inc.	320	18,032
Blackbaud, Inc.*	318	19,872
Ciena Corp.*	1,110	75,946
CMC Materials, Inc.	203	37,642
Cognex Corp.	1,268	85,666
Coherent, Inc.*	176	46,520
CommVault Systems, Inc.*	323	20,320
Fair Isaac Corp.*	196	92,353
First Solar, Inc.*	702	52,854
Jabil, Inc.	1,029	59,487
Littelfuse, Inc.	177	45,703
LiveRamp Holdings, Inc.*	483	20,846
Manhattan Associates, Inc.*	449	60,022
Maximus, Inc.	440	34,698
National Instruments Corp.	942	37,821
Paylocity Holding Corp.*	285	60,545
Qualys, Inc.*	238	29,824
Semtech Corp.*	454	31,499
Silicon Laboratories, Inc.*	286	43,961
Synaptics, Inc.*	278	63,504
TD SYNNEX Corp.	293	29,836
Teradata Corp.*	772	38,592
Universal Display Corp.	315	48,797
Viasat, Inc.*	531	24,235
WEX, Inc.*	319	53,755
Wolfspeed, Inc.*	834	85,668
Xerox Holdings Corp.	974	19,198

(Cost $1,403,005)		1,395,461

Materials — 7.5%
AptarGroup, Inc.	476	58,015
Ashland Global Holdings, Inc.	410	37,835
Avient Corp.	647	33,896

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Materials (Continued)
Cabot Corp.	411	$30,069
Chemours Co.	1,156	31,906
Cleveland-Cliffs, Inc.*	3,257	72,827
Commercial Metals Co.	844	32,536
Eagle Materials, Inc.	289	39,544
Greif, Inc., Class A	194	11,153
Ingevity Corp.*	278	18,968
Minerals Technologies, Inc.	250	17,497
Olin Corp.	1,020	52,540
RPM International, Inc.	935	79,073
Scotts Miracle-Gro Co.	290	40,617
Sonoco Products Co.	702	41,221
Steel Dynamics, Inc.	1,349	95,212
United States Steel Corp.	1,917	52,162
Valvoline, Inc.	1,275	41,221
Worthington Industries, Inc.	238	13,571

(Cost $725,949)		799,863

Real Estate — 11.8%
American Campus Communities, Inc. REIT	1,000	53,810
Brixmor Property Group, Inc. REIT	2,133	53,581
Camden Property Trust REIT	734	121,191
Corporate Office Properties Trust REIT	810	21,230
Cousins Properties, Inc. REIT	1,053	40,677
CyrusOne, Inc. REIT	909	82,128
Douglas Emmett, Inc. REIT	1,247	39,530
Healthcare Realty Trust, Inc. REIT	1,048	27,332
Highwoods Properties, Inc. REIT	753	32,831
Hudson Pacific Properties, Inc. REIT	1,078	28,459
JBG SMITH Properties REIT	797	21,264
Jones Lang LaSalle, Inc.*	362	89,132
Kilroy Realty Corp. REIT	753	53,930
Life Storage, Inc. REIT	589	74,561
Macerich Co. REIT (a)	1,531	23,424
Medical Properties Trust, Inc. REIT	4,279	87,035

	Number of Shares	Value
Real Estate (Continued)
National Retail Properties, Inc. REIT	1,246	$53,092
Park Hotels & Resorts, Inc. REIT*	1,677	31,595
Pebblebrook Hotel Trust REIT	950	21,384
PotlatchDeltic Corp. REIT	478	26,242
PS Business Parks, Inc. REIT	144	22,938
Rayonier, Inc. REIT	1,028	40,812
Rexford Industrial Realty, Inc. REIT	1,075	75,390
SL Green Realty Corp. REIT	476	37,852
Spirit Realty Capital, Inc. REIT	881	40,852
STORE Capital Corp. REIT	1,763	54,159

(Cost $1,127,739)		1,254,431

Utilities — 1.5%
Hawaiian Electric Industries, Inc.	775	31,759
National Fuel Gas Co.	665	41,390
New Jersey Resources Corp.	688	30,011
Southwest Gas Holdings, Inc.	424	30,079
Spire, Inc.	367	24,629

(Cost $139,754)		157,868

TOTAL COMMON STOCKS (Cost $10,222,772)		10,583,131

EXCHANGE-TRADED FUNDS — 0.5%
iShares ESG Screened S&P Mid-Cap ETF (Cost $58,845)	1,600	58,102

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $9,786)	9,786	9,786

TOTAL INVESTMENTS — 100.0% (Cost $10,291,403)		$10,651,019
Other assets and liabilities, net — (0.0)%		(2,141)

NET ASSETS — 100.0%		$10,648,878

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
1,305	—	(1,305	)(d)	—	—	—	—	—	—

CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
10,177	200,751	(201,142)		—	—	1	—	9,786	9,786

11,482	200,751	(202,447)		—	—	1	—	9,786	9,786

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $123,386, which is 1.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers S&P MidCap 400 ESG ETF (Continued)

February 28, 2022 (Unaudited)

(c)

Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $135,638.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$10,583,131	$—	$—	$10,583,131
Exchange-Traded Funds	58,102	—	—	58,102
Short-Term Investments (e)	9,786	—	—	9,786

TOTAL	$10,651,019	$—	$—	$10,651,019

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Communication Services — 1.1%
ATN International, Inc.	154	$5,133
Consolidated Communications Holdings, Inc.*	1,076	7,661
EW Scripps Co., Class A*	900	20,034
Marcus Corp.*	316	5,745
QuinStreet, Inc.*	742	8,347
Scholastic Corp.	448	18,852
Shenandoah Telecommunications Co.	744	16,628
TechTarget, Inc.*	397	31,117

(Cost $132,370)		113,517

Consumer Discretionary — 12.5%
Abercrombie & Fitch Co., Class A*	909	34,615
American Axle & Manufacturing Holdings, Inc.*	1,689	15,640
American Public Education, Inc.*	306	6,108
Asbury Automotive Group, Inc.*	351	68,133
Bed Bath & Beyond, Inc.* (a)	1,522	25,707
Big Lots, Inc.	507	17,623
Bloomin’ Brands, Inc.*	1,213	29,852
Boot Barn Holdings, Inc.*	451	39,246
Brinker International, Inc.*	699	29,735
Buckle, Inc. (a)	440	15,840
Caleres, Inc.	596	12,373
Cato Corp., Class A	267	4,699
Cheesecake Factory, Inc.*	746	31,921
Chico’s FAS, Inc.*	1,788	8,404
Children’s Place, Inc.*	208	13,096
Cooper-Standard Holdings, Inc.*	251	3,193
Designer Brands, Inc., Class A*	908	11,849
Dine Brands Global, Inc.	258	21,631
Ethan Allen Interiors, Inc.	356	9,277
Fiesta Restaurant Group, Inc.*	283	2,850
Fossil Group, Inc.*	685	9,261
Genesco, Inc.*	212	13,600
Gentherm, Inc.*	506	42,929
G-III Apparel Group Ltd.*	655	18,170
Group 1 Automotive, Inc.	275	50,031
Guess?, Inc. (a)	609	13,337
Hibbett, Inc. (a)	235	10,594
Installed Building Products, Inc.	360	34,812
iRobot Corp.*	407	25,299
Kontoor Brands, Inc.	731	36,214
La-Z-Boy, Inc.	666	19,434
LCI Industries	383	47,691
MarineMax, Inc.*	321	14,689
MDC Holdings, Inc.	862	38,221
Meritage Homes Corp.*	564	55,599
ODP Corp.*	688	30,272
Oxford Industries, Inc.	237	20,948
Perdoceo Education Corp.*	1,101	11,527
Red Robin Gourmet Burgers, Inc.*	218	3,826
Rent-A-Center, Inc.	928	26,364
Ruth’s Hospitality Group, Inc.	481	11,934
Sally Beauty Holdings, Inc.*	1,741	30,084
Shake Shack, Inc., Class A*	600	44,832

	Number of Shares	Value
Consumer Discretionary (Continued)
Shoe Carnival, Inc.	273	$7,961
Signet Jewelers Ltd.	802	56,541
Sleep Number Corp.*	349	22,929
Standard Motor Products, Inc.	281	12,283
Steven Madden Ltd.	1,160	49,486
Sturm Ruger & Co., Inc.	266	19,261
Tupperware Brands Corp.*	724	13,199
Unifi, Inc.*	198	3,716
Universal Electronics, Inc.*	193	6,413
Vera Bradley, Inc.*	394	2,979
Vista Outdoor, Inc.*	856	31,201
Winnebago Industries, Inc. (a)	514	32,932
Wolverine World Wide, Inc.	1,236	28,465

(Cost $1,452,712)		1,298,826

Consumer Staples — 4.4%
Andersons, Inc.	468	21,341
B&G Foods, Inc. (a)	969	28,682
Calavo Growers, Inc.	263	11,228
Cal-Maine Foods, Inc.	577	25,544
Celsius Holdings, Inc.*	585	37,376
Chefs’ Warehouse, Inc.*	507	16,655
Coca-Cola Consolidated, Inc.	70	34,785
Edgewell Personal Care Co.	829	29,579
elf Beauty, Inc.*	738	19,505
Fresh Del Monte Produce, Inc.	488	12,629
J & J Snack Foods Corp.	227	37,164
John B Sanfilippo & Son, Inc.	135	10,735
Medifast, Inc.	178	33,108
MGP Ingredients, Inc.	184	14,648
Seneca Foods Corp., Class A*	102	5,075
Simply Good Foods Co.*	1,284	50,885
SpartanNash Co.	543	15,280
United Natural Foods, Inc.*	844	33,954
USANA Health Sciences, Inc.*	177	15,578

(Cost $428,161)		453,751

Energy — 4.4%
Callon Petroleum Co.* (a)	727	40,974
Core Laboratories NV	709	19,540
Helix Energy Solutions Group, Inc.*	2,139	8,663
Helmerich & Payne, Inc.	1,640	59,417
Laredo Petroleum, Inc.* (a)	213	16,307
Par Pacific Holdings, Inc.*	681	9,262
PBF Energy, Inc., Class A*	1,436	23,866
Range Resources Corp.*	3,783	86,820
Renewable Energy Group, Inc.*	756	46,494
SM Energy Co.	1,840	65,339
Southwestern Energy Co.* (a)	15,363	76,661

(Cost $333,337)		453,343

Financials — 18.5%
Ambac Financial Group, Inc.*	708	9,084
Ameris Bancorp	1,008	49,896
AMERISAFE, Inc.	288	13,565
Assured Guaranty Ltd.	1,064	65,936
Banc of California, Inc.	813	15,975
BankUnited, Inc.	1,357	59,979

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Banner Corp.	520	$32,037
Berkshire Hills Bancorp, Inc.	736	22,890
Blucora, Inc.*	762	15,164
Brightsphere Investment Group, Inc.	535	12,770
Central Pacific Financial Corp.	432	12,610
City Holding Co.	234	18,643
Columbia Banking System, Inc.	1,192	43,663
Community Bank System, Inc.	818	59,665
Customers Bancorp, Inc.*	456	28,067
Donnelley Financial Solutions, Inc.*	441	14,156
Eagle Bancorp, Inc.	477	28,582
eHealth, Inc.*	353	5,486
Employers Holdings, Inc.	421	16,360
Encore Capital Group, Inc.*	377	24,878
Enova International, Inc.*	562	22,913
First BanCorp	3,113	43,956
First Financial Bancorp	1,426	35,051
First Hawaiian, Inc.	1,948	56,628
Franklin BSP Realty Trust, Inc. REIT	656	8,659
Granite Point Mortgage Trust, Inc. REIT	855	9,593
Green Dot Corp., Class A*	820	23,493
Greenhill & Co., Inc.	232	4,102
Hanmi Financial Corp.	468	12,224
Heritage Financial Corp.	546	14,316
Hilltop Holdings, Inc.	921	28,477
HomeStreet, Inc.	307	15,798
Hope Bancorp, Inc.	1,801	30,545
Horace Mann Educators Corp.	640	26,618
Independent Bank Corp.	719	61,841
Independent Bank Group, Inc.	562	43,358
Invesco Mortgage Capital, Inc. REIT	4,644	10,124
Investors Bancorp, Inc.	3,428	57,385
KKR Real Estate Finance Trust, Inc. REIT	659	14,149
Meta Financial Group, Inc.	474	26,255
National Bank Holdings Corp., Class A	464	20,592
NBT Bancorp, Inc.	647	24,825
New York Mortgage Trust, Inc. REIT	5,653	19,842
NMI Holdings, Inc., Class A*	1,311	30,337
Northfield Bancorp, Inc.	656	10,299
Northwest Bancshares, Inc.	1,942	27,343
OFG Bancorp	764	21,530
Pacific Premier Bancorp, Inc.	1,435	55,549
Palomar Holdings, Inc.*	363	23,388
Park National Corp.	222	29,761
PennyMac Mortgage Investment Trust REIT (a)	1,448	22,589
Piper Sandler Cos.	211	31,230
PRA Group, Inc.*	658	29,367
Preferred Bank	213	16,716
ProAssurance Corp.	814	19,617
Provident Financial Services, Inc.	1,148	27,242
Redwood Trust, Inc. REIT	1,702	17,684
S&T Bancorp, Inc.	584	18,157
Safety Insurance Group, Inc.	214	17,856
Seacoast Banking Corp. of Florida	894	32,765
Simmons First National Corp., Class A	1,742	49,682
Southside Bancshares, Inc.	496	20,678

	Number of Shares	Value
Financials (Continued)
Stewart Information Services Corp.	400	$27,152
Tompkins Financial Corp.	179	14,159
Trupanion, Inc.* (a)	523	46,876
United Community Banks, Inc.	1,587	61,353
United Fire Group, Inc.	332	9,167
Universal Insurance Holdings, Inc.	398	4,601
Veritex Holdings, Inc.	756	30,716
WisdomTree Investments, Inc. (a)	1,571	8,845
WSFS Financial Corp.	988	50,220

(Cost $1,827,630)		1,915,029

Health Care — 11.7%
Addus HomeCare Corp.*	239	20,325
Allscripts Healthcare Solutions, Inc.* (a)	1,839	35,787
AMN Healthcare Services, Inc.*	714	75,784
Amphastar Pharmaceuticals, Inc.*	574	15,905
AngioDynamics, Inc.*	585	13,765
Anika Therapeutics, Inc.*	211	6,857
Artivion, Inc.*	622	12,160
Cardiovascular Systems, Inc.*	602	12,678
Coherus Biosciences, Inc.*	961	11,330
Collegium Pharmaceutical, Inc.*	527	10,261
Community Health Systems, Inc.*	1,854	19,485
Computer Programs and Systems, Inc.*	226	6,956
CONMED Corp.	443	64,749
Corcept Therapeutics, Inc.*	1,415	31,540
CorVel Corp.*	140	22,268
Covetrus, Inc.*	1,592	28,210
Cross Country Healthcare, Inc.*	527	11,768
Cutera, Inc.*	238	9,130
Cytokinetics, Inc.*	1,273	44,962
Eagle Pharmaceuticals, Inc.*	177	8,388
Enanta Pharmaceuticals, Inc.*	273	19,225
Endo International PLC* (a)	3,470	10,792
Ensign Group, Inc.	795	66,812
Glaukos Corp.*	717	39,657
Heska Corp.*	162	23,004
Inogen, Inc.*	304	10,607
Merit Medical Systems, Inc.*	775	50,398
Myriad Genetics, Inc.*	1,228	29,939
Natus Medical, Inc.*	500	13,910
NextGen Healthcare, Inc.*	858	16,757
Omnicell, Inc.*	670	86,618
OraSure Technologies, Inc.*	1,056	8,237
Orthofix Medical, Inc.*	314	10,670
Owens & Minor, Inc.	1,148	50,684
Pacira BioSciences, Inc.* (a)	680	45,349
Phibro Animal Health Corp., Class A	317	6,752
Prestige Consumer Healthcare, Inc.*	764	45,481
RadNet, Inc.*	658	16,233
REGENXBIO, Inc.*	566	14,835
Select Medical Holdings Corp.	1,626	37,642
Supernus Pharmaceuticals, Inc.*	814	26,007
Surmodics, Inc.*	212	9,515
Tabula Rasa HealthCare, Inc.* (a)	352	2,006
Tactile Systems Technology, Inc.*	299	6,088
Tivity Health, Inc.*	688	18,769

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
US Physical Therapy, Inc.	201	$18,486
Vanda Pharmaceuticals, Inc.*	876	9,951
Vericel Corp.*	696	28,682
Xencor, Inc.*	894	27,991

(Cost $1,263,205)		1,213,405

Industrials — 17.8%
AAR Corp.*	502	22,560
ABM Industries, Inc.	1,031	46,220
AeroVironment, Inc.*	347	24,654
Alamo Group, Inc.	153	21,284
Albany International Corp., Class A	496	43,559
Applied Industrial Technologies, Inc.	582	58,840
ArcBest Corp.	391	36,238
Arcosa, Inc.	743	39,134
Astec Industries, Inc.	349	17,380
Atlas Air Worldwide Holdings, Inc.*	415	32,519
AZZ, Inc.	365	17,969
Barnes Group, Inc.	697	32,376
Boise Cascade Co.	598	47,804
Brady Corp., Class A	736	33,915
Chart Industries, Inc.*	539	77,832
CIRCOR International, Inc.*	311	8,378
Comfort Systems USA, Inc.	548	47,117
CoreCivic, Inc.*	1,812	16,507
Deluxe Corp.	660	20,533
Encore Wire Corp.	311	36,207
Enerpac Tool Group Corp.	894	15,421
EnPro Industries, Inc.	316	34,899
ESCO Technologies, Inc.	388	26,993
Exponent, Inc.	787	74,576
Federal Signal Corp.	937	33,835
Forward Air Corp.	413	42,613
Franklin Electric Co., Inc.	587	49,637
GEO Group, Inc. REIT*	1,777	10,591
GMS, Inc.*	652	35,371
Granite Construction, Inc.	705	21,340
Greenbrier Cos., Inc.	488	21,682
Harsco Corp.*	1,178	14,030
Heartland Express, Inc.	735	10,555
Heidrick & Struggles International, Inc.	307	13,124
Hillenbrand, Inc.	1,109	52,910
HNI Corp.	648	26,367
Hub Group, Inc., Class A*	521	43,972
Interface, Inc.	927	12,097
John Bean Technologies Corp.	481	54,531
Kaman Corp.	421	18,276
Kelly Services, Inc., Class A	573	12,159
Lindsay Corp.	164	21,518
Marten Transport Ltd.	887	15,301
Matson, Inc.	638	70,671
Meritor, Inc.*	1,082	38,530
Mueller Industries, Inc.	873	49,805
MYR Group, Inc.*	260	23,335
National Presto Industries, Inc.	73	5,803
Pitney Bowes, Inc.	2,573	12,814
Powell Industries, Inc.	139	2,938

	Number of Shares	Value
Industrials (Continued)
Proto Labs, Inc.*	411	$23,111
SPX Corp.*	689	34,932
SPX FLOW, Inc.	637	54,712
Standex International Corp.	183	19,385
Tennant Co.	278	21,901
Titan International, Inc.*	854	9,565
Triumph Group, Inc.*	995	24,915
UniFirst Corp.	232	42,050
US Ecology, Inc.*	474	22,487
Veritiv Corp.*	215	23,042
Viad Corp.*	324	11,321
Wabash National Corp.	727	12,388

(Cost $1,786,728)		1,846,529

Information Technology — 14.2%
8x8, Inc.*	1,751	22,693
ADTRAN, Inc.	736	15,154
Advanced Energy Industries, Inc.	575	49,364
Agilysys, Inc.*	297	12,483
Badger Meter, Inc.	446	44,337
Benchmark Electronics, Inc.	538	14,063
Bottomline Technologies DE, Inc.*	579	32,795
Cohu, Inc.*	724	22,574
CSG Systems International, Inc.	492	30,366
CTS Corp.	490	18,591
Diodes, Inc.*	682	61,100
Ebix, Inc.	353	10,417
EVERTEC, Inc.	915	36,929
ExlService Holdings, Inc.*	504	60,878
Extreme Networks, Inc.*	1,935	22,233
Fabrinet*	561	56,173
FARO Technologies, Inc.*	284	15,546
FormFactor, Inc.*	1,192	48,264
Ichor Holdings Ltd.*	441	15,536
Insight Enterprises, Inc.*	529	55,016
Itron, Inc.*	691	32,940
Knowles Corp.*	1,420	30,928
Kulicke & Soffa Industries, Inc.	948	49,524
LivePerson, Inc.*	979	19,854
MaxLinear, Inc.*	1,070	65,645
Methode Electronics, Inc.	570	26,015
NETGEAR, Inc.*	446	11,868
OneSpan, Inc.*	506	6,973
Onto Innovation, Inc.*	745	64,226
PDF Solutions, Inc.*	457	12,504
Plantronics, Inc.*	644	18,141
Plexus Corp.*	433	35,277
Progress Software Corp.	667	29,401
Rogers Corp.*	283	77,259
Sanmina Corp.*	984	39,144
ScanSource, Inc.*	386	12,190
SPS Commerce, Inc.*	544	70,638
TTEC Holdings, Inc.	272	21,624
TTM Technologies, Inc.*	1,556	19,559
Unisys Corp.*	1,006	21,498
Veeco Instruments, Inc.*	777	22,199
Viavi Solutions, Inc.*	3,600	59,040

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Vonage Holdings Corp.*	3,853	$78,293

(Cost $1,454,910)		1,469,252

Materials — 5.9%
AdvanSix, Inc.	415	16,625
Allegheny Technologies, Inc.*	1,909	49,138
American Vanguard Corp.	438	6,601
Balchem Corp.	489	67,648
Carpenter Technology Corp.	740	28,409
Century Aluminum Co.*	751	17,739
Clearwater Paper Corp.*	254	7,323
Ferro Corp.*	1,275	27,706
GCP Applied Technologies, Inc.*	821	25,927
Glatfelter Corp.	643	8,835
Hawkins, Inc.	285	12,899
Haynes International, Inc.	198	7,239
HB Fuller Co.	798	54,559
Innospec, Inc.	379	36,194
Kaiser Aluminum Corp.	245	23,642
Koppers Holdings, Inc.*	327	9,362
Kraton Corp.*	484	22,337
Livent Corp.*	2,453	57,768
Mercer International, Inc.	620	8,289
Neenah, Inc.	256	9,971
Stepan Co.	325	33,676
SunCoke Energy, Inc.	1,302	10,325
TimkenSteel Corp.*	607	10,944
Tredegar Corp.	429	4,938
Trinseo PLC	582	30,241
Warrior Met Coal, Inc.	789	24,853

(Cost $574,505)		613,188

Real Estate — 8.2%
Acadia Realty Trust REIT	1,358	29,115
Agree Realty Corp. REIT	1,059	67,935
Alexander & Baldwin, Inc. REIT	1,113	24,965
American Assets Trust, Inc. REIT	802	29,321
Armada Hoffler Properties, Inc. REIT	910	13,359
Brandywine Realty Trust REIT	2,571	34,271
CareTrust REIT, Inc. REIT	1,488	26,040
Centerspace REIT	213	20,020
Chatham Lodging Trust REIT*	769	10,574
Community Healthcare Trust, Inc. REIT	353	14,720
DiamondRock Hospitality Co. REIT*	3,177	30,340
Diversified Healthcare Trust REIT	3,538	10,189
Easterly Government Properties, Inc. REIT	1,290	26,858
Four Corners Property Trust, Inc. REIT	1,190	31,392
Getty Realty Corp. REIT	592	16,310
Hersha Hospitality Trust REIT*	511	4,717
Independence Realty Trust, Inc. REIT	1,605	40,558
iStar, Inc. REIT (a)	1,045	26,250
LTC Properties, Inc. REIT (a)	606	20,501
LXP Industrial Trust REIT	4,293	66,370
Office Properties Income Trust REIT	712	17,836
Realogy Holdings Corp.*	1,751	31,833
Retail Opportunity Investments Corp. REIT	1,812	32,906

	Number of Shares	Value
Real Estate (Continued)
RPT Realty REIT	1,252	$16,213
SITE Centers Corp. REIT	2,739	42,591
Summit Hotel Properties, Inc. REIT*	1,657	16,388
Tanger Factory Outlet Centers, Inc. REIT	1,604	26,755
Uniti Group, Inc. REIT	3,599	46,679
Washington Real Estate Investment Trust REIT	1,302	30,415
Whitestone REIT	703	8,281
Xenia Hotels & Resorts, Inc. REIT*	1,738	32,223

(Cost $792,926)		845,925

Utilities — 1.0%
California Water Service Group	801	45,601
South Jersey Industries, Inc.	1,721	58,394

(Cost $91,181)		103,995

TOTAL COMMON STOCKS (Cost $10,137,665)		10,326,760

EXCHANGE-TRADED FUNDS — 0.2%
iShares Core S&P Small-Cap ETF (Cost $23,351)	205	22,081

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $54,608)	54,608	54,608

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $4,559)	4,559	4,559

TOTAL INVESTMENTS — 100.5% (Cost $10,220,183)		$10,408,008
Other assets and liabilities, net — (0.5%)		(50,569)

NET ASSETS — 100.0%		$10,357,439

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers S&P SmallCap 600 ESG ETF (Continued)

February 28, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022

SECURITIES LENDING COLLATERAL — 0.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
50,397	4,211	(d)	—	—	—	2	—	54,608	54,608

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
12,273	280,898		(288,612)	—	—	1	—	4,559	4,559

62,670	285,109		(288,612)	—	—	3	—	59,167	59,167

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $442,397, which is 4.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $393,469.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

REIT:	Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$10,326,760	$—	$—	$10,326,760
Exchange-Traded Funds	22,081	—	—	22,081
Short-Term Investments (e)	59,167	—	—	59,167

TOTAL	$10,408,008	$—	$—	$10,408,008

(e)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	58

This Page is Intentionally Left Blank

59

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Assets
Investment in non-affiliated securities at value	$729,859,098	$27,342,305	$23,344,006	$3,171,321,268
Investment in DWS Government Money Market Series	406,136	—	—	860,638
Investment in DWS Government & Agency Securities Portfolio*	1,966,294	70,402	161,048	865,404
Foreign currency at value	57,876	49,813	37,707	—
Due from broker	—	—	4,172	—
Deposit with broker for futures contracts	30,586	4,523	2,549	206,040
Receivables:
Investment securities sold	931,054	304,857	143,108	10,687,247
Variation margin on futures contracts	—	—	—	9,253
Dividends	796,853	46,153	27,249	4,251,058
Interest	7	—	9	56
Securities lending income	2,867	29	95	3,294
Foreign tax reclaim	7,290	17,116	—	—

Total assets	$734,058,061	$27,835,198	$23,719,943	$3,188,204,258

Liabilities
Due to custodian	$—	$18,713	$9,376	$—
Payable upon return of securities loaned	1,966,294	70,402	161,048	865,404
Payables:
Investment securities purchased	861,324	329,467	170,448	7,364,248
Capital shares	—	—	—	4,031,504
Investment advisory fees	87,340	3,033	3,788	222,665
Variation margin on futures contracts	8,568	239	714	—
Deferred foreign tax payable	1,014	—	41,777	—

Total liabilities	2,924,540	421,854	387,151	12,483,821

Net Assets, at value	$731,133,521	$27,413,344	$23,332,792	$3,175,720,437

Net Assets Consist of
Paid-in capital	$782,334,626	$26,617,450	$24,058,459	$2,021,422,816
Distributable earnings (loss)	(51,201,105)	795,894	(725,667)	1,154,297,621

Net Assets, at value	$731,133,521	$27,413,344	$23,332,792	$3,175,720,437

Number of Common Shares outstanding	23,300,001	950,001	800,001	78,950,001

Net Asset Value	$31.38	$28.86	$29.17	$40.22

Investment in non-affiliated securities at cost	$775,061,240	$26,044,265	$23,422,524	$2,441,325,772

Value of securities loaned	$5,743,295	$234,309	$235,383	$863,808

Investment in DWS Government Money Market Series at cost	$406,136	$—	$—	$860,638

Investment in DWS Government & Agency Securities Portfolio at cost*	$1,966,294	$70,402	$161,048	$865,404

Non-cash collateral for securities on loan	$4,447,594	$177,822	$125,469	$45,408

Foreign currency at cost	$58,658	$50,739	$47,200	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	60

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 28, 2022 (Unaudited)

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
Assets
Investment in non-affiliated securities at value	$867,764,572	$10,641,233	$10,348,841
Investment in DWS Government Money Market Series	451,432	9,786	4,559
Investment in DWS Government & Agency Securities Portfolio*	—	—	54,608
Deposit with broker for futures contracts	67,800	—	—
Receivables:
Investment securities sold	3,943,760	—	—
Dividends	1,036,444	7,975	5,155
Interest	22	—	—
Securities lending income	910	29	59

Total assets	$873,264,940	$10,659,023	$10,413,222

Liabilities
Due to custodian	$865	$—	$—
Payable upon return of securities loaned	—	—	54,608
Payables:
Investment securities purchased	—	8,928	—
Capital shares	3,960,992	—	—
Investment advisory fees	67,004	1,217	1,175
Variation margin on futures contracts	3,840	—	—

Total liabilities	4,032,701	10,145	55,783

Net Assets, at value	$869,232,239	$10,648,878	$10,357,439

Net Assets Consist of
Paid-in capital	$734,715,049	$10,172,141	$10,142,260
Distributable earnings (loss)	134,517,190	476,737	215,179

Net Assets, at value	$869,232,239	$10,648,878	$10,357,439

Number of Common Shares outstanding	22,000,001	400,001	400,001

Net Asset Value	$39.51	$26.62	$25.89

Investment in non-affiliated securities at cost	$765,450,898	$10,281,617	$10,161,016

Value of securities loaned	$1,251,335	$123,386	$442,397

Investment in DWS Government Money Market Series at cost	$451,432	$9,786	$4,559

Investment in DWS Government & Agency Securities Portfolio at cost*	$—	$—	$54,608

Non-cash collateral for securities on loan	$1,295,096	$135,638	$393,469

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	61

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Xtrackers MSCI EAFE ESG Leaders Equity ETF	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF
Investment Income
Unaffiliated dividend income*	$3,168,654	$186,652	$165,087	$25,876,108
Income distributions from affiliated funds	101	2	13	626
Affiliated securities lending income	146	7	5	45
Unaffiliated non-cash dividend income	463,823	42,589	58,240	—
Unaffiliated securities lending income, net of borrower rebates	24,462	4,334	752	24,681

Total investment income	3,657,186	233,584	224,097	25,901,460

Expenses
Investment advisory fees	403,976	15,354	24,599	1,894,997
Other expenses	57	57	57	172

Total expenses	404,033	15,411	24,656	1,895,169

Less fees waived (see note 3):
Waiver	(65)	(2)	(14)	(190,093)

Net expenses	403,968	15,409	24,642	1,705,076

Net investment income (loss)	3,253,218	218,175	199,455	24,196,384

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments**	(5,466,275)	(151,103)	(182,194)	226,073
Investments in affiliates	297	—	—	—
In-kind redemptions	—	—	—	452,537,309
Futures contracts	(32,170)	1,923	(8,552)	234,678
Foreign currency transactions	7,789	(1,640)	2,512	—

Net realized gain (loss)	(5,490,359)	(150,820)	(188,234)	452,998,060

Net change in unrealized appreciation (depreciation) on:
Investments***	(61,656,677)	(2,393,629)	(3,201,348)	(554,765,103)
Investments in affiliates	(243)	—	—	—
Futures contracts	(24,824)	(3,352)	(6,050)	(589,415)
Foreign currency translations	2,959	(1,072)	(9,965)	—

Net change in unrealized appreciation (depreciation)	(61,678,785)	(2,398,053)	(3,217,363)	(555,354,518)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(67,169,144)	(2,548,873)	(3,405,597)	(102,356,458)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(63,915,926)	$(2,330,698)	$(3,206,142)	$(78,160,074)

* Unaffiliated foreign tax withheld	$471,677	$24,905	$25,494	$—
** Including foreign taxes	$61,355	$—	$3,261	$—
*** Net of change in deferred foreign taxes	$(332,653)	$—	$(26,328)	$—

See Notes to Financial Statements.	62

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 28, 2022 (Unaudited)

	Xtrackers S&P 500 ESG ETF	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P SmallCap 600 ESG ETF
Investment Income
Unaffiliated dividend income*	$5,712,169	$75,157	$69,807
Income distributions from affiliated funds	206	1	1
Affiliated securities lending income	3	—	2
Unaffiliated securities lending income, net of borrower rebates	7,712	270	800

Total investment income	5,720,090	75,428	70,610

Expenses
Investment advisory fees	446,579	8,118	7,935
Other expenses	57	44	44

Total expenses	446,636	8,162	7,979

Less fees waived (see note 3):
Waiver	(40,789)	(1)	(1)

Net expenses	405,847	8,161	7,978

Net investment income (loss)	5,314,243	67,267	62,632

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(96,974)	119,579	56,700
In-kind redemptions	33,170,777	—	—
Futures contracts	71,895	—	—

Net realized gain (loss)	33,145,698	119,579	56,700

Net change in unrealized appreciation (depreciation) on:
Investments	(44,259,945)	(423,747)	(297,892)
Futures contracts	(108,005)	—	—

Net change in unrealized appreciation (depreciation)	(44,367,950)	(423,747)	(297,892)

Net realized and unrealized gain (loss) on investments and futures	(11,222,252)	(304,168)	(241,192)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,908,009)	$(236,901)	$(178,560)

* Unaffiliated foreign tax withheld	$—	$—	$101

See Notes to Financial Statements.	63

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF		Xtrackers MSCI EAFE ESG Leaders Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,253,218	$297,064	$218,175	$408,101
Net realized gain (loss)	(5,490,359)	1,511,757	(150,820)	264,176
Net change in net unrealized appreciation (depreciation)	(61,678,785)	15,562,693	(2,398,053)	2,955,505

Net increase (decrease) in net assets resulting from operations	(63,915,926)	17,371,514	(2,330,698)	3,627,782

Distributions to Shareholders	(3,512,080)	(192,472)	(252,337)	(404,392)

Fund Shares Transactions
Proceeds from shares sold	302,459,423	475,859,618	10,920,293	5,739,352
Value of shares redeemed	—	(5,307,482)	—	(1,567,175)

Net increase (decrease) in net assets resulting from fund share transactions	302,459,423	470,552,136	10,920,293	4,172,177

Total net increase (decrease) in Net Assets	235,031,417	487,731,178	8,337,258	7,395,567

Net Assets
Beginning of period	496,102,104	8,370,926	19,076,086	11,680,519

End of period	$731,133,521	$496,102,104	$27,413,344	$19,076,086

Changes in Shares Outstanding
Shares outstanding, beginning of period	14,300,001	300,001	600,001	450,001
Shares sold	9,000,000	14,150,000	350,000	200,000
Shares redeemed	—	(150,000)	—	(50,000)

Shares outstanding, end of period	23,300,001	14,300,001	950,001	600,001

See Notes to Financial Statements.	64

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF		Xtrackers MSCI USA ESG Leaders Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$199,455	$200,440	$24,196,384	$44,760,180
Net realized gain (loss)	(188,235)	(263,400)	452,998,060	79,672,605
Net change in net unrealized appreciation (depreciation)	(3,217,362)	1,853,650	(555,354,518)	828,704,550

Net increase (decrease) in net assets resulting from operations	(3,206,142)	1,790,690	(78,160,074)	953,137,335

Distributions to Shareholders	(312,680)	(82,138)	(25,259,204)	(44,278,620)

Fund Shares Transactions
Proceeds from shares sold	1,648,274	14,924,326	391,933,747	610,533,251
Value of shares redeemed	—	—	(1,002,196,498)	(296,434,378)

Net increase (decrease) in net assets resulting from fund share transactions	1,648,274	14,924,326	(610,262,751)	314,098,873

Total net increase (decrease) in Net Assets	(1,870,548)	16,632,878	(713,682,029)	1,222,957,588

Net Assets
Beginning of period	25,203,340	8,570,462	3,889,402,466	2,666,444,878

End of period	$23,332,792	$25,203,340	$3,175,720,437	$3,889,402,466

Changes in Shares Outstanding
Shares outstanding, beginning of period	750,001	300,001	92,850,001	83,750,001
Shares sold	50,000	450,000	9,050,000	17,200,000
Shares redeemed	—	—	(22,950,000)	(8,100,000)

Shares outstanding, end of period	800,001	750,001	78,950,001	92,850,001

See Notes to Financial Statements.	65

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P 500 ESG ETF		Xtrackers S&P MidCap 400 ESG ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	For the Period February 24, 2021(1) to August 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$5,314,243	$6,793,362	$67,267	$54,903
Net realized gain (loss)	33,145,698	22,972,189	119,579	132,093
Net change in net unrealized appreciation (depreciation)	(44,367,950)	109,454,795	(423,747)	783,363

Net increase (decrease) in net assets resulting from operations	(5,908,009)	139,220,346	(236,901)	970,359

Distributions to Shareholders	(5,201,999)	(5,646,092)	(70,976)	(33,536)

Fund Shares Transactions
Proceeds from shares sold	220,084,898	428,551,169	—	11,371,328
Value of shares redeemed	(84,494,785)	(87,808,140)	—	(1,351,421)

Net increase (decrease) in net assets resulting from fund share transactions	135,590,113	340,743,029	—	10,019,907

Total net increase (decrease) in Net Assets	124,480,105	474,317,283	(307,877)	10,956,730

Net Assets
Beginning of period	744,752,134	270,434,851	10,956,755	25

End of period	$869,232,239	$744,752,134	$10,648,878	$10,956,755

Changes in Shares Outstanding
Shares outstanding, beginning of period	18,650,001	8,700,001	400,001	1
Shares sold	5,400,000	12,450,000	—	450,000
Shares redeemed	(2,050,000)	(2,500,000)	—	(50,000)

Shares outstanding, end of period	22,000,001	18,650,001	400,001	400,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	66

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers S&P SmallCap 600 ESG ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	For the Period February 24, 2021(1) to August 31, 2021 (Unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$62,632	$65,069
Net realized gain (loss)	56,700	128,496
Net change in net unrealized appreciation (depreciation)	(297,892)	485,717

Net increase (decrease) in net assets resulting from operations	(178,560)	679,282

Distributions to Shareholders	(134,708)	(27,800)

Fund Shares Transactions
Proceeds from shares sold	—	11,335,683
Value of shares redeemed	—	(1,316,483)

Net increase (decrease) in net assets resulting from fund share transactions	—	10,019,200

Total net increase (decrease) in Net Assets	(313,268)	10,670,682

Net Assets
Beginning of period	10,670,707	25

End of period	$10,357,439	$10,670,707

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,001	1
Shares sold	—	450,000
Shares redeemed	—	(50,000)

Shares outstanding, end of period	400,001	400,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	67

DBX ETF Trust

Financial Highlights

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Years Ended August 31,		Period Ended 8/31/2019(a)
			2021	2020
Net Asset Value, beginning of period	$34.69		$27.90	$25.42	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.20		0.57	0.68	0.60
Net realized and unrealized gain (loss)	(3.26)		6.86	2.53	0.27

Total from investment operations	(3.06)		7.43	3.21	0.87

Less distributions from:
Net investment income	(0.25)		(0.64)	(0.73)	(0.45)

Total distributions	(0.25)		(0.64)	(0.73)	(0.45)

Net Asset Value, end of period	$31.38		$34.69	$27.90	$25.42

Total Return (%)(c)	(8.85	)**	26.80	12.74	3.44	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	731		496	8	8
Ratio of expenses before fee waiver (%)	0.15	*	0.16	0.16	0.16	*
Ratio of expenses after fee waiver (%)	0.15	*	0.16	0.16	0.16	*
Ratio of net investment income (loss) (%)	1.12	*	1.97	2.61	3.17	*
Portfolio turnover rate (%)(d)	10	**	17	13	10	**

Xtrackers MSCI EAFE ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Years Ended August 31,		Period Ended 8/31/2019(e)
			2021	2020
Net Asset Value, beginning of period	$31.79		$25.96	$24.10	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.30		0.72	0.59	0.78
Net realized and unrealized gain (loss)	(2.84)		5.80	1.83	(1.01)

Total from investment operations	(2.54)		6.52	2.42	(0.23)

Less distributions from:
Net investment income	(0.39)		(0.69)	(0.56)	(0.66)
Net realized gains	—		—	—	(0.01)

Total distributions	(0.39)		(0.69)	(0.56)	(0.67)

Net Asset Value, end of period	$28.86		$31.79	$25.96	$24.10

Total Return (%)(c)	(8.07	)**	25.28	10.12	(0.91	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	27		19	12	7
Ratio of expenses before fee waiver (%)	0.14	*	0.14	0.14	0.14	*
Ratio of expenses after fee waiver (%)	0.14	*	0.14	0.14	0.14	*
Ratio of net investment income (loss) (%)	1.73	*	2.45	2.39	3.25	*
Portfolio turnover rate (%)(d)	6	**	22	16	10	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period September 6, 2018 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	68

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2019(a)
			2021	2020
Net Asset Value, beginning of period	$33.60		$28.57	$24.70		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.26		0.49	0.86		0.50
Net realized and unrealized gain (loss)	(4.30)		4.77	4.07		(0.53)

Total from investment operations	(4.04)		5.26	4.93		(0.03)

Less distributions from:
Net investment income	(0.39)		(0.23)	(1.06)		(0.27)
Net realized gains	—		—	(0.00	)(c)	—

Total distributions	(0.39)		(0.23)	(1.06)		(0.27)

Net Asset Value, end of period	$29.17		$33.60	$28.57		$24.70

Total Return (%)(d)	(12.07	)**	18.43	20.32		(0.17	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	23		25	9		7
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20		0.20	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20		0.20	*
Ratio of net investment income (loss) (%)	1.38	*	1.48	3.38		2.68	*
Portfolio turnover rate (%)(e)	3	**	26	17		16	**

Xtrackers MSCI USA ESG Leaders Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2019(f)
			2021	2020
Net Asset Value, beginning of period	$41.89		$31.84	$26.69		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.27		0.50	0.51		0.24
Net realized and unrealized gain (loss)	(1.68)		10.05	5.10		1.57

Total from investment operations	(1.41)		10.55	5.61		1.81

Less distributions from:
Net investment income	(0.26)		(0.50)	(0.46)		(0.12)

Total distributions	(0.26)		(0.50)	(0.46)		(0.12)

Net Asset Value, end of period	$40.22		$41.89	$31.84		$26.69

Total Return (%)(d)	(3.38	)**	33.48	21.42		7.23	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	3,176		3,889	2,666		1,341
Ratio of expenses before fee waiver (%)	0.10	*	0.10	0.10		0.10	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09	0.09		0.10	*
Ratio of net investment income (loss) (%)	1.28	*	1.39	1.83		1.89	*
Portfolio turnover rate (%)(e)	1	**	12	9		5	**

(a)	For the period December 6, 2018 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(f)	For the period March 7, 2019 (commencement of operations) through August 31, 2019.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	69

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P 500 ESG ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2019(a)
			2021		2020
Net Asset Value, beginning of period	$39.93		$31.08		$25.30	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.26		0.49		0.50	0.10
Net realized and unrealized gain (loss)	(0.41)		8.79		5.85	0.20

Total from investment operations	(0.15)		9.28		6.35	0.30

Less distributions from:
Net investment income	(0.27)		(0.43)		(0.57)	—

Total distributions	(0.27)		(0.43)		(0.57)	—

Net Asset Value, end of period	$39.51		$39.93		$31.08	$25.30

Total Return (%)(c)	(0.40	)**	30.16		25.71	1.20	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	869		745		270	11
Ratio of expenses before fee waiver (%)	0.11	*	0.11		0.11	0.11	*
Ratio of expenses after fee waiver (%)	0.10	*	0.10		0.11	0.11	*
Ratio of net investment income (loss) (%)	1.31	*	1.41		1.86	2.08	*
Portfolio turnover rate (%)(d)	1	**	13		11	0	**

Xtrackers S&P MidCap 400 ESG ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Period Ended 8/31/2021(e)
Net Asset Value, beginning of period	$27.39		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.17		0.14
Net realized and unrealized gain (loss)	(0.76)		2.33

Total from investment operations	(0.59)		2.47

Less distributions from:
Net investment income	(0.18)		(0.08)

Total distributions	(0.18)		(0.08)

Net Asset Value, end of period	$26.62		$27.39

Total Return (%)(c)	(2.17	)**	9.92	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	11		11
Ratio of expenses before fee waiver (%)	0.15	*	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	*
Ratio of net investment income (loss) (%)	1.24	*	1.00	*
Portfolio turnover rate (%)(d)	11	**	27	**

(a)	For the period June 26, 2019 (commencement of operations) through August 31, 2019.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	70

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers S&P SmallCap 600 ESG ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Period Ended 8/31/2021(a)
Net Asset Value, beginning of period	$26.68		$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.16		0.16
Net realized and unrealized gain (loss)	(0.61)		1.59

Total from investment operations	(0.45)		1.75

Less distributions from:
Net investment income	(0.22)		(0.07)
Net realized gains	(0.12)		—

Total distributions	(0.34)		(0.07)

Net Asset Value, end of period	$25.89		$26.68

Total Return (%)(c)	(1.72	)**	7.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	10		11
Ratio of expenses before fee waiver (%)	0.15	*	0.15	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15	*
Ratio of net investment income (loss) (%)	1.18	*	1.19	*
Portfolio turnover rate (%)(d)	9	**	25	**

(a)	For the period February 24, 2021 (commencement of operations) through August 31, 2021.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	71

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Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2022, the Trust consists of thirty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Xtrackers MSCI EAFE ESG Leaders Equity ETF
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Xtrackers MSCI USA ESG Leaders Equity ETF
Xtrackers S&P 500 ESG ETF
Xtrackers S&P MidCap 400 ESG ETF
Xtrackers S&P SmallCap 600 ESG ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR
Xtrackers MSCI EAFE ESG Leaders Equity ETF	MSCI EAFE ESG Leaders Index
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	MSCI Emerging Markets ESG Leaders Index
Xtrackers MSCI USA ESG Leaders Equity ETF	MSCI USA ESG Leaders Index
Xtrackers S&P 500 ESG ETF	S&P 500 ESG Index
Xtrackers S&P MidCap 400 ESG ETF	S&P MidCap 400 ESG Index
Xtrackers S&P SmallCap 600 ESG ETF	S&P SmallCap 600 ESG Index

The Solactive ISS Emerging Markets Carbon Reduction & Climate Improvers Index NTR is comprised of large and mid-capitalization companies in emerging markets countries that meet certain environmental, social and governance (“ESG”) criteria and/or have committed to greenhouse gas emissions reduction targets. The Under-lying Index is then weighted in such a manner seeking to align its constituent companies’ greenhouse gas emissions with the long-term global warming target of the Paris Climate Agreement. Under normal circumstances, the Underlying Index is rebalanced semi-annually in February and August, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI EAFE ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across developed markets countries, excluding Canada and the United States. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

The MSCI Emerging Markets ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies across emerging markets countries. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

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MSCI USA ESG Leaders Index is a capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers. The Underlying Index consists of large- and medium-capitalization companies in the U.S market. The annual review of the Underlying Index takes place in May and it is rebalanced in August, November and February, and thus the Fund updates and rebalances its portfolio in a corresponding fashion.

S&P 500 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P 500 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P MidCap 400 ESG Index is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P MidCap 400 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

S&P SmallCap 600 ESG is a broad-based, market capitalization weighted index that provides exposure to companies with high ESG performance relative to their sector peers, while maintaining similar overall industry group weights as the S&P SmallCap 600 Index. Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of April. The Fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the Fund’s rebalance schedule.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF and Xtrackers MSCI USA ESG Leaders Equity ETF (effective March 7, 2022), is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

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Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is

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the policy of Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF to pay out dividends from its net investment income, if any, to investors semi-annually. It is the policy of Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2022, the Funds did not incur any interest or penalties.

At August 31, 2021, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$56,337	$5,254	$61,591
Xtrackers MSCI EAFE ESG Leaders Equity ETF	75,738	171,787	247,525
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	49,283	193,625	242,908
Xtrackers MSCI USA ESG Leaders Equity ETF	4,036,785	21,206,967	25,243,752
Xtrackers S&P 500 ESG ETF	304,487	—	304,487

As of August 31, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$484,672,330	$16,359,227	$18,027,181	$(1,667,954)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	15,515,051	3,556,895	3,970,952	(414,057)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	22,326,991	2,961,656	3,733,486	(771,830)
Xtrackers MSCI USA ESG Leaders Equity ETF	2,613,059,960	1,274,642,509	1,289,542,739	(14,900,230)
Xtrackers S&P 500 ESG ETF	599,953,403	144,040,089	147,236,303	(3,196,214)
Xtrackers S&P MidCap 400 ESG ETF	10,189,433	762,891	1,142,858	(379,967)
Xtrackers S&P SmallCap 600 ESG ETF	10,284,752	442,892	1,044,269	(601,377)

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Notes to Financial Statements (Unaudited) (Continued)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 28, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2022, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.06% annualized effective rate as of February 28, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of February 28, 2022, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2021

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF
Common Stocks	$1,966,294	$32,036	$15,291	$4,400,267	$6,413,888

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$6,413,888

Xtrackers MSCI EAFE ESG Leaders Equity ETF
Common Stocks	$70,402	$—	$—	$177,822	$248,224

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$248,224

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF
Common Stocks	$89,948	$3,464	$385	$121,621	$215,418
Exchange-Trade Funds	71,100	—	—	—	71,100

Total Borrowings	$161,048	$3,464	$385	$121,621	$286,518

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$286,518

Xtrackers MSCI USA ESG Leaders Equity ETF
Common Stocks	$865,404	$1,638	$182	$43,588	$910,812

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$910,812

Xtrackers S&P 500 ESG ETF
Common Stocks	$—	$20,521	$39,019	$1,235,556	$1,295,096

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,295,096

Xtrackers S&P MidCap 400 ESG ETF
Common Stocks	$—	$20,642	$796	$114,200	$135,638

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$135,638

Xtrackers S&P SmallCap 600 ESG ETF
Common Stocks	$54,608	$1,102	$122	$392,245	$448,077

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$448,077

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2022, Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF and Xtrackers S&P 500 ESG ETF utilized futures in order to simulate investment in the Funds’ Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than

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privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2022 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$25,280
Xtrackers MSCI EAFE ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$3,269
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$1,985
Xtrackers MSCI USA ESG Leaders Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$293,290
Xtrackers S&p 500 ESG ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$35,445

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts — Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(32,170)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	1,923
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(8,552)
Xtrackers MSCI USA ESG Leaders Equity ETF	234,678
Xtrackers S&P 500 ESG ETF	71,895

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts — Equity Contracts
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$(24,824)
Xtrackers MSCI EAFE ESG Leaders Equity ETF	(3,352)
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	(6,050)
Xtrackers MSCI USA ESG Leaders Equity ETF	(589,415)
Xtrackers S&P 500 ESG ETF	(108,005)

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For the period ended February 28, 2022 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$516,133
Xtrackers MSCI EAFE ESG Leaders Equity ETF	67,406
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	98,226
Xtrackers MSCI USA ESG Leaders Equity ETF	4,910,911
Xtrackers S&P 500 ESG ETF	1,431,883

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	0.15%
Xtrackers MSCI EAFE ESG Leaders Equity ETF	0.14%
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	0.20%
Xtrackers MSCI USA ESG Leaders Equity ETF	0.10%
Xtrackers S&P 500 ESG ETF	0.11%
Xtrackers S&P MidCap 400 ESG ETF	0.15%
Xtrackers S&P SmallCap 600 ESG ETF	0.15%

The Advisor for the Xtrackers MSCI USA ESG Leaders Equity ETF has voluntarily elected to waive its fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) at 0.09% of the Fund’s average daily net assets. Any voluntary waiver or reimbursement implemented by the Advisor may be eliminated by the Advisor at any time. For the period ended February 28, 2022, the Advisor waived $189,500 of expenses to the Fund.

The Advisor for the Xtrackers S&P 500 ESG ETF has contractually agreed through December 16, 2022 to waive its fees and/or reimburse fund expenses to the extent necessary to prevent the operating expenses of the fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.10% of the fund’s average daily net assets. This agreement may only be terminated by the Fund’s Board (and may not be terminated by the Advisor) prior to that time. For the period ended February 28, 2022, the Advisor waived $40,598 of expenses to the Fund.

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The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2022, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$65
Xtrackers MSCI EAFE ESG Leaders Equity ETF	2
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	14
Xtrackers MSCI USA ESG Leaders Equity ETF	593
Xtrackers S&P 500 ESG ETF	191
Xtrackers S&P MidCap 400 ESG ETF	1
Xtrackers S&P SmallCap 600 ESG ETF	1

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2022, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$297,324,751	$52,761,016
Xtrackers MSCI EAFE ESG Leaders Equity ETF	1,429,456	1,263,764
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	2,211,783	819,760
Xtrackers MSCI USA ESG Leaders Equity ETF	31,185,857	35,313,865
Xtrackers S&P 500 ESG ETF	6,228,467	5,229,288
Xtrackers S&P MidCap 400 ESG ETF	1,152,723	1,144,649
Xtrackers S&P SmallCap 600 ESG ETF	900,776	973,320

For the period ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	$58,777,132	$—
Xtrackers MSCI EAFE ESG Leaders Equity ETF	10,710,598	—
Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF	299,265	—
Xtrackers MSCI USA ESG Leaders Equity ETF	391,711,479	997,594,377
Xtrackers S&P 500 ESG ETF	219,885,881	84,436,631
Xtrackers S&P MidCap 400 ESG ETF	—	—
Xtrackers S&P SmallCap 600 ESG ETF	—	—

5. Fund Share Transactions

As of February 28, 2022, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are

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Notes to Financial Statements (Unaudited) (Continued)

disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Concentration of Ownership

From time to time, the Funds may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. At February 28, 2022, there was one affiliated shareholder account for each of the funds listed below holding a significant percentage of the shares outstanding:

Approximate Percent of Outstanding Shares Held
Xtrackers S&P MidCap 400 ESG ETF	84%
Xtrackers S&P SmallCap 600 ESG ETF	95%

7. Investing in Emerging Markets

The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others; more frequent (and potentially widespread) trading suspensions and government interventions with respect to Chinese issuers, resulting in lack of liquidity and in price volatility; currency revaluations and other currency exchange rate fluctuations or blockage; the nature and extent of intervention by the Chinese government in the Chinese securities markets (including both direct and indirect market stabilization efforts, which may affect valuations of Chinese issuers), whether such intervention will continue and the impact of such intervention or its discontinuation; the risk of nationalization or expropriation of assets; the risk that the Chinese government may decide not to continue to support economic reform programs; limitations on the use of brokers (or action by the Chinese government that discourages brokers from serving international clients); higher rates of inflation; greater political, economic and social uncertainty; higher market volatility caused by any potential regional territorial conflicts or natural disasters; the risk of increased trade tariffs, embargoes and other trade limitations; restrictions on foreign ownership; custody risks associated with investing through Shanghai — Hong Kong and Shenzhen — Hong Kong Stock Connect programs, Renminbi Qualified Foreign Institutional Investor program or other programs to access the Chinese securities markets, both interim and permanent market regulations which may affect the ability of certain stockholders to sell Chinese securities when it would otherwise be advisable; and different and less stringent financial reporting standards. In addition, in June 2021, President Biden issued an executive order (“CMIC Order”) prohibiting U.S. persons, including the Funds, from purchasing or selling publicly traded securities (including publicly traded securities that are derivative of, or designed to provide exposure to, such securities) of any Chinese company identified as a “Chinese Military-Industrial Complex Company” (“CMIC”). This prohibition, effective August 2, 2021, expands on similar sanctions imposed by the prior administration on certain designated Chinese military companies (“CCMCs”) that took effect in January 2021. To the extent that any company in an Underlying Index is identified as a CMIC at any time (or was previously designated as a CCMC), it may have material adverse effect on a fund’s ability to track its Underlying Index.

8. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and certain other funds managed by the Advisor to borrow up to $105 million. Each Fund

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Notes to Financial Statements (Unaudited) (Continued)

may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain each Funds’ status as a regulated investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. Each Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Funds had no outstanding loans at February 28, 2022.

9. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

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Liquidity Risk Management (Unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF

In February 2022, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

In February 2022, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did experience a temporary breach of the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The breach was caused by the temporary reclassification of Chinese securities as illiquid due to an extended Chinese and Taiwan holiday market closure in February 2021. The temporary reclassification of Chinese securities caused the Fund to exceed the 15% limit on illiquid investments. Because a notification to the Fund’s board of the anticipated extended holiday closure was made before the start of the holiday closure no filing on Form N-LIQUID was required. Also, because the holiday closure was anticipated in advance, no actions were needed to rebalance the Fund’s portfolio. Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

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Board Considerations in Approval of Investment Advisory

Contracts (Unaudited)

Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 16-17, 2022 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF, Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF, Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers S&P 500 ESG ETF, Xtrackers S&P MidCap 400 ESG ETF, and Xtrackers S&P SmallCap 600 ESG ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 16 and February 17, 2022. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

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Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for many of the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge, but the following Fund had advisory fees and/or total expenses (after waivers/reimbursements) that were above the average and/or median of its respective Peer Group:

•	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF

The Board considered, however, the following additional factors in connection with the following Fund:

•	Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF’s advisory fees were equivalent to the median and its total expenses were below the average and the median of its Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

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Board Considerations in Approval of Investment Advisory

Contracts (Unaudited) (Continued)

Costs of Services and Profitability.     The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale. The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e.,at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

Rev. 12/2021

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This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. ESG criteria in a Fund’s investment strategy does not guarantee a return or protect against loss, limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Stocks may decline in value. Foreign investing involves greater and different risks than investing in US companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Stocks of medium-sized companies involve greater risk than securities of larger, more established companies. Small company stocks tend to be more volatile than medium-sized or large company stocks. Each Fund, except EASG, EMCR and USSG is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Funds investing in a single industry, country or in a limited geographic region generally are more volatile than more diversified funds. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Fund. Please read the prospectus for more information.

The U.S. government has imposed restrictions on the ability of U.S. investors to hold and/or acquire securities of certain Chinese companies. To the extent that an Underlying Index includes such a security and the Fund excludes it, the Fund’s tracking error may increase and the performance of the Fund and Underlying Index may diverge.

Environmental, social and governance (ESG) criteria are a set of standards for a company’s operations that socially conscious investors use to screen potential investments: Environmental (how a company performs as a steward of nature); Social (how a company manages relationships with employee, suppliers, customers and communities); Governance (company’s leadership, executive pay, shareholder rights, etc).

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and its investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

The Funds or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such Funds or securities or any index on which such Funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

The S&P 400 ESG Index, S&P 500 ESG Index and S&P 600 ESG Index are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and have been licensed for use by DBX Advisors. S&P®, S&P 400®, S&P 500® and S&P 600®, are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DBX Advisors. The ESG Scores used in the Indexes are calculated by SAM. DBX Advisors LLC. Xtrackers ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates or SAM, and none of such parties make any representation regarding the advisability of investing in such ETFs, nor do they have any liability for any errors, omissions, or interruptions of the S&P 400 ESG Index, S&P 500 ESG Index and S&P 600 ESG Index.

EMCR (the “Fund”) is not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding advisability of investing in funds generally or in this Fund particularly or the ability of the Underlying Indexes to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

Copyright © 2022 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-065808-4 (4/22) DBX005126 (4/23)

February 28, 2022

Semi-Annual Report

DBX ETF Trust

Xtrackers High Beta High Yield Bond ETF (HYUP)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semiannual report for five of our ETFs tracking the fixed income market for the period ended February 28, 2022.

Global financial markets witnessed several severe shifts during the last six months as economies continued to unlock again. The emergence of the highly infectious Omicron variant of the coronavirus began to take a toll on global growth by the end of 2021. To tackle the attendant disruptions, countries had to restrict movements and expedite their vaccination programs. Additionally, the invasion of the Russian Army into Ukraine on February 24, 2022 increased volatility in financial markets. Macro data depicted a mixed picture of the U.S. economy since the start of the reporting period. The purchasing manager’s index (PMI)1 continued to slide worldwide; however, it recovered strongly in February 2022, signaling expanded economic activity. In 4Q 2021, Eurozone GDP experienced the slowest quarter-on-quarter growth in the last three quarters; nonetheless, the economy touched the pre-pandemic size. The PMI in the region slipped to an 11-month low in January 2022, due to weakness in the services sector, disrupted by the Omicron wave.

Central banks globally kept a hawkish stance as rallying oil and gas prices continued to trouble most parts of the world. The U.S. Federal Reserve (Fed) is on track to ending its bond purchase program in March 2022. The Federal Open Market Committee (FOMC) meeting confirmed widespread expectations of a Fed funds lift-off in March 2022. In addition, the FOMC is actively looking to reduce its inflated balance sheet. This would raise the cost of capital for corporates, evident in widening spreads on both investment grade and high-yield corporates in January 2022. U.S. benchmark Treasury yields rose as well during the reporting period.

Higher inflation and hawkish central bank policies contributed to dismal bond market returns during most of the period under consideration. Yield curves flattened globally as short-term yields rose higher than long-term yields as investors anticipated rate hikes in 2022. Spreads widened the most in the U.S. market followed by the European and U.K. markets during the fourth quarter of 2021 following fears the Omicron variant would impact global growth. However, spreads tightened again in December 2021 on evidence of a lower impact of the virus, fewer supply of new issues, and “Santa Claus Rally”.2

January and February 2022 were dominated by a number of negative themes, especially for the Eurozone bond markets, such as higher-than-expected inflation and increased geopolitical tensions over the Russia-Ukraine border. This resulted in relatively more widening of spreads in the European markets than in the U.S. bond market. During the last six months, the German 10-year government bond yields rose and entered into positive territory by January 2022 as European countries eased lockdown measures. The European Central Bank (ECB) has indicated that inflation in the Eurozone will likely remain elevated longer than previously expected, but will ease during the course of the year. In light of this and recovery in economic activity, the ECB is expected to end asset purchases under the Pandemic Emergency Purchase Programme by the end of March 2022.

We believe 2022 will be viewed as a year of transition as the global economy, along with the investment environment, evolves in search of a new normal. Geopolitical pressures coupled with disparities in central bank policies across different regions is expected to impact investment decisions. On one hand, the economic effects of the war between Russia and Ukraine and other supporting nations need to be monitored. On the other, we believe high inflation is a proxy of readjustment to demand-supply mismatches and labor markets. It can, therefore, be tackled with efficient risk management of portfolios, along with longer-term investment horizon.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

1

1 The Purchasing Managers’ Index (PMI) is an index of the prevailing direction of economic trends in the manufacturing and service sectors. The purpose of the PMI is to provide information about current and future business conditions to company decision makers, analysts, and investors.

2 A Santa Claus rally is a calendar effect that involves a rise in risk asset prices during the last five trading days in December and the first two trading days in the following January.

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers High Beta High Yield Bond ETF (HYUP)

The Xtrackers High Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market High Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of February 28, 2022

Description	% of Market Value
BBB	1.2%
BB	48.4%
B	37.6%
CCC	12.7%
CC	0.1%

Total	100.0%

The quality ratings represents the average of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 28, 2022

United States	84.6%
Canada	4.6%
Luxembourg	2.6%
Netherlands	2.3%
Other	5.9%

Total	100.0%

Sector Diversification* as of February 28, 2022

Communications	21.0%
Consumer, Cyclical	20.0%
Consumer, Non-cyclical	18.4%
Energy	11.9%
Financial	9.8%
Industrial	8.9%
Technology	4.0%
Basic Materials	3.8%
Utilities	2.2%

Total	100.0%

Modified duration to worst as of February 28, 2022: 4.8 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 10.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Low Beta High Yield Bond ETF (HYDW)

The Xtrackers Low Beta High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Low Beta Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. It is not possible to invest directly into an index.

Quality* as of February 28, 2022

Description	% of Market Value
BBB	18.4%
BB	68.8%
B	11.9%
CCC	0.9%

Total	100.0%

The quality ratings represents the average of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 28, 2022

United States	90.6%
Canada	2.2%
Other	7.2%

Total	100.0%

Sector Diversification* as of February 28, 2022

Consumer, Cyclical	20.4%
Consumer, Non-cyclical	20.2%
Communications	17.3%
Energy	13.0%
Financial	11.8%
Industrial	7.7%
Technology	4.0%
Basic Materials	2.8%
Utilities	2.8%

Total	100.0%

Modified duration to worst as of February 28, 2022: 3.6 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 22.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Risk Managed USD High Yield Strategy ETF (HYRM)

The Xtrackers Risk Managed USD High Yield Strategy ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Adaptive Wealth Strategies Risk Managed High Yield Index (the “Underlying Index”). The Underlying Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. It is not possible to invest directly into an index.

Quality* as of February 28, 2022

Description	% of Market Value
BB	100.0%

Total	100.0%

The quality ratings represents the average of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Sector Diversification* as of February 28, 2022

Consumer, Cyclical	20.9%
Communications	19.0%
Consumer, Non-cyclical	18.9%
Energy	12.4%
Financial	10.8%
Industrial	8.2%
Technology	4.0%
Basic Materials	3.3%
Utilities	2.5%

Total	100.0%

Modified duration to worst as of February 28, 2022: 4.2 years

Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

*As a percentage of total investments excluding cash equivalents. Sector percentages include the sector allocations of the Underlying Funds in which the Fund invests.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 33.

5

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Short Duration High Yield Bond ETF (SHYL)

The Xtrackers Short Duration High Yield Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market 0-5 Year Index (the “Underlying Index”). The Underlying Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. It is not possible to invest directly into an index.

Quality* as of February 28, 2022

Description	% of Market Value
BBB	8.6%
BB	59.0%
B	26.2%
CCC	6.2%

Total	100.0%

The quality ratings represents the average of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 28, 2022

United States	86.4%
Canada	3.8%
Netherlands	2.3%
Other	7.5%

Total	100.0%

Sector Diversification* as of February 28, 2022

Consumer, Cyclical	25.7%
Communications	16.1%
Consumer, Non-cyclical	15.2%
Energy	13.6%
Financial	13.0%
Industrial	9.8%
Technology	2.9%
Basic Materials	1.9%
Utilities	1.8%

Total	100.0%

Modified duration to worst as of February 28, 2022: 2.2 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 35.

6

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF (HYLB)

The Xtrackers USD High Yield Corporate Bond ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Solactive USD High Yield Corporates Total Market Index (the “Underlying Index”). The Underlying Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. It is not possible to invest directly into an index.

Quality* as of February 28, 2022

Description	% of Market Value
BBB	9.0%
BB	58.5%
B	25.3%
CCC	7.1%
C	0.1%

Total	100.0%

The quality ratings represents the average of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings (S&P) or Fitch Ratings Inc. (Fitch) credit ratings. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner and is measured on a scale that ranges from AAA (highest) to D (lowest). Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Country Diversification* as of February 28, 2022

United States	87.5%
Canada	3.5%
Netherlands	2.0%
Other	7.0%

Total	100.0%

Sector Diversification* as of February 28, 2022

Consumer, Cyclical	20.9%
Communications	19.0%
Consumer, Non-cyclical	18.9%
Energy	12.4%
Financial	10.8%
Industrial	8.2%
Technology	4.0%
Basic Materials	3.3%
Utilities	2.5%

Total	100.0%

Modified duration to worst as of February 28, 2022: 4.2 years Modified duration to worst is the measure of sensitivity of the price of a bond to a change in interest rates, assuming worst case scenario.

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 44.

7

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including unitary advisory fees and other fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. In addition to the ongoing expenses which each Fund bears directly, the Xtrackers Risk Managed USD High Yield Strategy ETF shareholders indirectly bear the expenses of Xtrackers High Beta High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF (the “Underlying Funds”) in which the Xtrackers Risk Managed USD High Yield Strategy ETF invests. The Underlying Funds’ expenses are not included in Xtrackers Risk Managed USD High Yield Strategy ETF’s annualized expense ratios used to calculate the expense estimate in the tables. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2021 to February 28, 2022), except Xtrackers Risk Managed USD High Yield Strategy ETF which is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (commencement of operations, as noted below, to February 28, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers High Beta High Yield Bond ETF
Actual	$1,000.00	$966.80	0.20%	$0.97
Hypothetical (5% return before expenses)	$1,000.00	$1,023.81	0.20%	$1.00
Xtrackers Low Beta High Yield Bond ETF
Actual	$1,000.00	$970.70	0.20%	$0.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.81	0.20%	$1.00
Xtrackers Risk Managed USD High Yield Strategy ETF (3)
Actual (2)	$1,000.00	$994.80	0.15%	$0.08
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.76
Xtrackers Short Duration High Yield Bond ETF
Actual	$1,000.00	$985.80	0.20%	$0.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.81	0.20%	$1.00

8

DBX ETF Trust

Fees and Expenses (Unaudited) (Continued)

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers USD High Yield Corporate Bond ETF
Actual	$1,000.00	$969.00	0.15%	$0.73
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	0.15%	$0.75

(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

(2) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 19 (the number of days in the period February 10, 2022 (commencement of operations) to February 28, 2022), then divided by 365.

(3) The Fund invests in other ETFs and indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.

9

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF

February 28, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.3%
Basic Materials — 3.7%
Chemicals — 2.5%
ASP Unifrax Holdings, Inc. 144A, 5.25%, 9/30/28	$28,000	$26,857
144A, 7.50%, 9/30/29 (a)	14,000	12,798
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	31,000	28,332
Chemours Co. 5.375%, 5/15/27 (a)	8,000	8,040
144A, 5.75%, 11/15/28	47,000	46,246
144A, 4.625%, 11/15/29	18,000	16,701
Consolidated Energy Finance SA 144A, 6.50%, 5/15/26	14,000	14,003
144A, 5.625%, 10/15/28	28,000	25,915
Methanex Corp. 5.125%, 10/15/27	25,000	25,423
5.25%, 12/15/29	25,000	25,298
NOVA Chemicals Corp. 144A, 5.25%, 6/1/27	47,000	47,199
144A, 4.25%, 5/15/29 (a)	20,000	18,775
Olympus Water US Holding Corp. 144A, 4.25%, 10/1/28	30,000	28,014
144A, 6.25%, 10/1/29 (a)	14,000	12,861
SCIH Salt Holdings, Inc. 144A, 4.875%, 5/1/28	40,000	38,300
144A, 6.625%, 5/1/29	34,000	32,005
TPC Group, Inc., 144A, 10.50%, 8/1/24 (b)	33,000	18,150
Tronox, Inc., 144A, 4.625%, 3/15/29	37,000	34,926
Valvoline, Inc. 144A, 4.25%, 2/15/30	23,000	21,822
144A, 3.625%, 6/15/31	25,000	22,432
WR Grace Holdings LLC 144A, 4.875%, 6/15/27	26,000	26,007
144A, 5.625%, 8/15/29	50,000	48,000

(Cost $619,729)		578,104

Forest Products & Paper — 0.1%
Mercer International, Inc., 5.125%, 2/1/29
(Cost $31,529)	31,000	30,360

Iron/Steel — 0.3%
Cleveland-Cliffs, Inc. 144A, 4.625%, 3/1/29 (a)	5,000	4,833
144A, 4.875%, 3/1/31 (a)	29,000	28,029
United States Steel Corp., 6.875%, 3/1/29 (a)	25,000	25,719

(Cost $58,590)		58,581

Mining — 0.8%
Constellium SE, 144A, 3.75%, 4/15/29	18,000	16,571
Hudbay Minerals, Inc. 144A, 4.50%, 4/1/26	17,000	16,447
144A, 6.125%, 4/1/29 (a)	26,000	26,621

	Principal Amount	Value
Mining (Continued)
Kaiser Aluminum Corp. 144A, 4.625%, 3/1/28	$15,000	$14,188
144A, 4.50%, 6/1/31	21,000	18,946
Novelis Corp. 144A, 4.75%, 1/30/30	63,000	61,760
144A, 3.875%, 8/15/31	32,000	29,523

(Cost $194,877)		184,056

Communications — 20.6%
Advertising — 1.0%
Clear Channel Outdoor Holdings, Inc. 144A, 7.75%, 4/15/28	50,000	51,925
144A, 7.50%, 6/1/29	31,000	32,186
Midas OpCo Holdings LLC, 144A, 5.625%, 8/15/29	41,000	40,232
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 5.00%, 8/15/27	23,000	22,732
144A, 4.25%, 1/15/29	18,000	17,191
144A, 4.625%, 3/15/30	18,000	17,054
Terrier Media Buyer, Inc., 144A, 8.875%, 12/15/27	38,000	38,993

(Cost $223,990)		220,313

Internet — 0.4%
Arches Buyer, Inc., 144A, 6.125%, 12/1/28	18,000	16,881
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	28,000	27,857
Uber Technologies, Inc., 144A, 4.50%, 8/15/29	63,000	60,434

(Cost $109,869)		105,172

Media — 11.7%
Altice Financing SA 144A, 5.00%, 1/15/28	42,000	37,892
144A, 5.75%, 8/15/29	72,000	65,699
AMC Networks, Inc., 4.25%, 2/15/29	45,000	42,202
Audacy Capital Corp. 144A, 6.50%, 5/1/27 (a)	17,000	16,171
144A, 6.75%, 3/31/29 (a)	24,000	22,783
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 4.50%, 8/15/30	101,000	96,878
144A, 4.25%, 2/1/31	120,000	112,634
144A, 4.75%, 2/1/32	45,000	43,750
4.50%, 5/1/32	114,000	108,275
144A, 4.50%, 6/1/33	71,000	66,667
144A, 4.25%, 1/15/34	74,000	67,889
CSC Holdings LLC 144A, 7.50%, 4/1/28	42,000	41,990
144A, 6.50%, 2/1/29	61,000	61,859
144A, 5.75%, 1/15/30	79,000	69,768
144A, 4.125%, 12/1/30	54,000	48,566
144A, 4.625%, 12/1/30	99,000	82,614
144A, 3.375%, 2/15/31	50,000	42,663
144A, 4.50%, 11/15/31	53,000	48,304
144A, 5.00%, 11/15/31	18,000	15,006

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Media (Continued)
Diamond Sports Group LLC / Diamond Sports Finance Co. 144A, 5.375%, 8/15/26	$120,000	$49,406
144A, 6.625%, 8/15/27	76,000	18,430
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	145,000	145,231
DISH DBS Corp. 5.875%, 11/15/24	80,000	80,080
7.75%, 7/1/26	80,000	81,108
144A, 5.25%, 12/1/26	101,000	99,201
7.375%, 7/1/28 (a)	35,000	32,962
144A, 5.75%, 12/1/28	108,000	103,580
5.125%, 6/1/29	53,000	44,814
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	56,000	53,418
Gray Television, Inc., 144A, 4.75%, 10/15/30	28,000	26,288
iHeartCommunications, Inc. 8.375%, 5/1/27	58,000	60,478
144A, 4.75%, 1/15/28	18,000	17,436
LCPR Senior Secured Financing DAC 144A, 6.75%, 10/15/27	56,000	57,038
144A, 5.125%, 7/15/29	30,000	28,883
McGraw-Hill Education, Inc. 144A, 5.75%, 8/1/28	34,000	32,300
144A, 8.00%, 8/1/29	24,000	21,585
Nexstar Media, Inc., 144A, 4.75%, 11/1/28 (a)	35,000	34,083
Radiate Holdco LLC / Radiate Finance, Inc. 144A, 4.50%, 9/15/26	41,000	39,223
144A, 6.50%, 9/15/28	35,000	32,915
Scripps Escrow II, Inc., 144A, 5.375%, 1/15/31 (a)	18,000	17,100
Sinclair Television Group, Inc. 144A, 5.125%, 2/15/27	14,000	12,756
144A, 5.50%, 3/1/30	18,000	15,816
144A, 4.125%, 12/1/30	26,000	23,311
Sirius XM Radio, Inc., 144A, 3.875%, 9/1/31	58,000	53,523
TEGNA, Inc. 4.625%, 3/15/28	44,000	44,055
5.00%, 9/15/29	42,000	41,966
Univision Communications, Inc., 144A, 4.50%, 5/1/29	37,000	35,198
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	52,000	49,739
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	33,000	31,056
Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	50,000	50,033
144A, 4.50%, 8/15/30	32,000	29,969
VZ Secured Financing BV, 144A, 5.00%, 1/15/32	64,000	61,216
Ziggo Bond Co. BV, 144A, 5.125%, 2/28/30	18,000	16,807

	Principal Amount	Value
Media (Continued)
Ziggo BV, 144A, 4.875%, 1/15/30	$35,000	$33,450

(Cost $2,882,643)		2,666,064

Telecommunications — 7.5%
Altice France Holding SA 144A, 10.50%, 5/15/27	64,000	67,114
144A, 6.00%, 2/15/28 (a)	45,000	39,791
Altice France SA 144A, 5.50%, 1/15/28	39,000	36,512
144A, 5.125%, 1/15/29	17,000	15,447
144A, 5.125%, 7/15/29	108,000	97,873
144A, 5.50%, 10/15/29	70,000	64,237
Avaya, Inc., 144A, 6.125%, 9/15/28	38,000	36,678
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	47,000	48,794
CommScope Technologies LLC 144A, 6.00%, 6/15/25	46,000	45,146
144A, 5.00%, 3/15/27	26,000	23,044
CommScope, Inc. 144A, 6.00%, 3/1/26	54,000	55,149
144A, 8.25%, 3/1/27	35,000	34,887
144A, 7.125%, 7/1/28	40,000	37,568
144A, 4.75%, 9/1/29	44,000	41,101
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	73,000	73,985
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28 (a)	14,000	13,281
144A, 6.50%, 10/1/28 (a)	27,000	26,933
DKT Finance ApS, 144A, 9.375%, 6/17/23	13,000	13,067
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	45,000	45,684
144A, 5.00%, 5/1/28	61,000	59,307
144A, 6.75%, 5/1/29	39,000	37,928
5.875%, 11/1/29	30,000	27,654
144A, 6.00%, 1/15/30	38,000	35,074
Iliad Holding SASU 144A, 6.50%, 10/15/26	43,000	42,838
144A, 7.00%, 10/15/28	41,000	40,852
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	116,000	118,030
Level 3 Financing, Inc. 144A, 4.25%, 7/1/28	42,000	38,850
144A, 3.625%, 1/15/29	40,000	35,101
144A, 3.75%, 7/15/29	41,000	36,246
Lumen Technologies, Inc. 144A, 4.50%, 1/15/29	30,000	25,101
144A, 5.375%, 6/15/29	43,000	37,389
Telesat Canada / Telesat LLC 144A, 5.625%, 12/6/26	18,000	13,264
144A, 4.875%, 6/1/27	15,000	10,678
144A, 6.50%, 10/15/27	22,000	11,037
Viasat, Inc. 144A, 5.625%, 9/15/25	25,000	23,915
144A, 5.625%, 4/15/27	21,000	21,002
144A, 6.50%, 7/15/28	24,000	22,185

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	$52,000	$47,917
144A, 4.75%, 7/15/31	60,000	57,606
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28 (a)	49,000	49,516
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27	62,000	59,029
144A, 6.125%, 3/1/28 (a)	38,000	35,384

(Cost $1,802,930)		1,702,194

Consumer, Cyclical — 19.7%
Airlines — 1.2%
American Airlines Group, Inc., 144A, 3.75%, 3/1/25 (a)	18,000	16,785
American Airlines, Inc., 144A, 11.75%, 7/15/25	97,000	117,884
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	52,000	52,711
United Airlines, Inc., 144A, 4.625%, 4/15/29	80,000	78,056

(Cost $255,971)		265,436

Auto Manufacturers — 0.4%
Allison Transmission, Inc., 144A, 3.75%, 1/30/31	35,000	32,552
Jaguar Land Rover Automotive PLC 144A, 4.50%, 10/1/27	27,000	24,876
144A, 5.875%, 1/15/28	15,000	14,895
144A, 5.50%, 7/15/29	16,000	15,401

(Cost $90,863)		87,724

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26 (a)	29,000	29,079
American Axle & Manufacturing, Inc. 6.875%, 7/1/28 (a)	14,000	14,452
5.00%, 10/1/29 (a)	21,000	19,955
Clarios Global LP / Clarios US Finance Co., 144A, 8.50%, 5/15/27	72,000	75,042
Dana, Inc., 4.25%, 9/1/30	12,000	11,419
Goodyear Tire & Rubber Co. 144A, 5.00%, 7/15/29	30,000	29,553
5.25%, 4/30/31	16,000	15,578
144A, 5.25%, 7/15/31	24,000	23,407
5.625%, 4/30/33	26,000	25,038
Tenneco, Inc. 5.00%, 7/15/26 (a)	10,000	9,989
144A, 7.875%, 1/15/29	24,000	25,375
144A, 5.125%, 4/15/29	47,000	46,716

(Cost $331,279)		325,603

Distribution/Wholesale — 0.6%
American Builders & Contractors Supply Co., Inc., 144A, 3.875%, 11/15/29	14,000	13,182

	Principal Amount	Value
Distribution/Wholesale (Continued)
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	$44,000	$41,232
Wolverine Escrow LLC 144A, 8.50%, 11/15/24 (a)	25,000	21,041
144A, 9.00%, 11/15/26 (a)	37,000	37,061
144A, 13.125%, 11/15/27 (a)	19,000	9,405

(Cost $132,540)		121,921

Entertainment — 2.5%
AMC Entertainment Holdings, Inc. 144A, , 6/15/26 (a)	63,000	58,385
144A, 7.50%, 2/15/29	32,000	31,654
Caesars Entertainment, Inc., 144A, 4.625%, 10/15/29	52,000	49,546
Cedar Fair LP, 5.25%, 7/15/29 (a)	19,000	19,012
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 4/15/27	15,000	15,128
Cinemark USA, Inc. 144A, 5.875%, 3/15/26 (a)	14,000	13,804
144A, 5.25%, 7/15/28 (a)	27,000	25,581
Lions Gate Capital Holdings LLC, 144A, 5.50%, 4/15/29	35,000	33,330
Live Nation Entertainment, Inc., 144A, 4.75%, 10/15/27	40,000	39,350
Mohegan Gaming & Entertainment, 144A, 8.00%, 2/1/26	41,000	41,459
Penn National Gaming, Inc. 144A, 5.625%, 1/15/27	22,000	22,330
144A, 4.125%, 7/1/29	13,000	12,039
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29	34,000	30,888
144A, 5.875%, 9/1/31	28,000	25,236
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29	35,000	32,794
Scientific Games International, Inc., 144A, 7.00%, 5/15/28	50,000	51,550
Six Flags Entertainment Corp., 144A, 5.50%, 4/15/27	20,000	20,194
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 7.75%, 4/15/25	24,000	25,082
144A, 5.125%, 10/1/29	26,000	25,056

(Cost $595,502)		572,418

Food Service — 0.4%
Aramark Services, Inc., 144A, 5.00%, 2/1/28 (a)	50,000	50,144
TKC Holdings, Inc. 144A, 6.875%, 5/15/28	20,000	19,825
144A, 10.50%, 5/15/29	20,000	20,536

(Cost $92,342)		90,505

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Home Builders — 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	$14,000	$13,212
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A, 6.25%, 9/15/27	25,000	25,093
144A, 4.875%, 2/15/30	17,000	15,533
Century Communities, Inc., 144A, 3.875%, 8/15/29	18,000	16,723
Mattamy Group Corp., 144A, 4.625%, 3/1/30	21,000	19,778
Taylor Morrison Communities, Inc., 144A, 5.125%, 8/1/30	27,000	26,955

(Cost $123,236)		117,294

Home Furnishings — 0.1%
Tempur Sealy International, Inc., 144A, 3.875%, 10/15/31
(Cost $30,736)	31,000	27,900

Housewares — 0.2%
Scotts Miracle-Gro Co. 4.00%, 4/1/31	19,000	17,462
4.375%, 2/1/32	23,000	21,268

(Cost $41,407)		38,730

Leisure Time — 3.8%
Carnival Corp. 144A, 10.50%, 2/1/26	26,000	29,219
144A, 7.625%, 3/1/26	56,000	57,624
144A, 5.75%, 3/1/27	137,000	133,410
144A, 9.875%, 8/1/27	35,000	39,337
144A, 4.00%, 8/1/28	100,000	95,644
144A, 6.00%, 5/1/29	78,000	75,380
Life Time, Inc. 144A, 5.75%, 1/15/26	40,000	39,841
144A, 8.00%, 4/15/26 (a)	10,000	9,994
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	16,000	15,020
144A, 5.875%, 3/15/26	53,000	51,331
144A, 5.875%, 2/15/27	39,000	39,024
144A, 7.75%, 2/15/29	28,000	28,875
Royal Caribbean Cruises Ltd. 144A, 4.25%, 7/1/26	21,000	19,920
144A, 5.50%, 8/31/26	35,000	34,711
144A, 5.375%, 7/15/27	36,000	35,412
3.70%, 3/15/28 (a)	71,000	64,440
144A, 5.50%, 4/1/28	18,000	17,663
Viking Cruises Ltd. 144A, 13.00%, 5/15/25	26,000	28,928
144A, 5.875%, 9/15/27	29,000	27,076
144A, 7.00%, 2/15/29	22,000	20,823

(Cost $883,444)		863,672

Lodging — 2.5%
Boyd Gaming Corp. 4.75%, 12/1/27	44,000	44,116
144A, 4.75%, 6/15/31	35,000	34,421

	Principal Amount	Value
Lodging (Continued)
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	$31,000	$30,427
144A, 4.875%, 7/1/31	22,000	20,922
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29	19,000	18,026
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	35,000	33,408
144A, 5.25%, 4/26/26	19,000	17,741
144A, 5.625%, 7/17/27	23,000	21,500
144A, 5.75%, 7/21/28	43,000	38,937
144A, 5.375%, 12/4/29	38,000	33,045
MGM Resorts International 5.50%, 4/15/27	24,000	24,814
4.75%, 10/15/28	27,000	26,932
Station Casinos LLC 144A, 4.50%, 2/15/28	25,000	24,063
144A, 4.625%, 12/1/31	18,000	16,986
Travel + Leisure Co. 144A, 6.625%, 7/31/26	27,000	28,861
6.00%, 4/1/27	20,000	20,932
144A, 4.50%, 12/1/29	23,000	22,008
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 5.50%, 3/1/25	78,000	79,193
144A, 5.25%, 5/15/27 (a)	32,000	31,718

(Cost $593,259)		568,050

Retail — 6.1%
1011778 BC ULC / New Red Finance, Inc. 144A, 4.375%, 1/15/28	35,000	34,446
144A, 3.50%, 2/15/29	26,000	24,553
144A, 4.00%, 10/15/30	114,000	105,699
Asbury Automotive Group, Inc. 4.50%, 3/1/28	14,000	13,784
144A, 4.625%, 11/15/29	38,000	37,120
4.75%, 3/1/30	16,000	15,550
144A, 5.00%, 2/15/32	21,000	20,417
Bath & Body Works, Inc., 144A, 6.625%, 10/1/30	35,000	37,932
Carvana Co. 144A, 5.625%, 10/1/25	24,000	22,824
144A, 5.50%, 4/15/27	26,000	23,284
144A, 5.875%, 10/1/28 (a)	18,000	16,097
144A, 4.875%, 9/1/29 (a)	29,000	24,270
eG Global Finance PLC 144A, 6.75%, 2/7/25	21,000	21,026
144A, 8.50%, 10/30/25	27,000	27,323
Ferrellgas LP / Ferrellgas Finance Corp. 144A, 5.375%, 4/1/26	23,000	21,534
144A, 5.875%, 4/1/29	39,000	35,892
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 144A, 4.625%, 1/15/29	37,000	35,471
144A, 6.75%, 1/15/30	50,000	47,562
FirstCash, Inc. 144A, 4.625%, 9/1/28	20,000	18,907
144A, 5.625%, 1/1/30	18,000	17,903

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Retail (Continued)
Gap, Inc. 144A, 3.625%, 10/1/29	$29,000	$26,267
144A, 3.875%, 10/1/31	26,000	23,205
IRB Holding Corp., 144A, 6.75%, 2/15/26	19,000	19,161
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	29,000	26,946
LCM Investments Holdings II LLC, 144A, 4.875%, 5/1/29	36,000	34,351
Macy’s Retail Holdings LLC, 144A, 5.875%, 4/1/29	20,000	20,474
Michaels Cos., Inc. 144A, 5.25%, 5/1/28	46,000	43,200
144A, 7.875%, 5/1/29	45,000	39,459
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	39,000	40,190
Nordstrom, Inc. 4.375%, 4/1/30 (a)	26,000	23,730
4.25%, 8/1/31 (a)	16,000	14,350
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	26,000	26,065
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	52,000	51,944
144A, 7.75%, 2/15/29	40,000	42,091
QVC, Inc. 4.75%, 2/15/27	20,000	18,632
4.375%, 9/1/28	18,000	16,342
Rite Aid Corp. 144A, 7.50%, 7/1/25	22,000	21,165
144A, 8.00%, 11/15/26	39,000	37,126
Sonic Automotive, Inc. 144A, 4.625%, 11/15/29	33,000	31,378
144A, 4.875%, 11/15/31	18,000	16,994
SRS Distribution, Inc. 144A, 4.625%, 7/1/28	24,000	22,949
144A, 6.125%, 7/1/29	23,000	22,004
144A, 6.00%, 12/1/29	30,000	28,427
Staples, Inc. 144A, 7.50%, 4/15/26	85,000	84,203
144A, 10.75%, 4/15/27 (a)	35,000	32,701
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	25,000	23,780

(Cost $1,455,894)		1,388,728

Consumer, Non-cyclical — 18.1%
Agriculture — 0.2%
Vector Group Ltd. 144A, 10.50%, 11/1/26	20,000	20,568
144A, 5.75%, 2/1/29	31,000	28,652

(Cost $52,728)		49,220

Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29
(Cost $25,966)	26,000	24,247

	Principal Amount	Value
Biotechnology — 0.1%
Grifols Escrow Issuer SA, 144A, 4.75%, 10/15/28
(Cost $25,491)	$27,000	$25,481

Commercial Services — 4.1%
ADT Security Corp., 144A, 4.125%, 8/1/29	53,000	50,062
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	68,000	69,720
144A, 9.75%, 7/15/27	37,000	38,702
144A, 6.00%, 6/1/29 (a)	46,000	42,837
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	47,000	44,689
APX Group, Inc. 144A, 6.75%, 2/15/27	42,000	43,171
144A, 5.75%, 7/15/29	17,000	15,268
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 4.75%, 4/1/28	20,000	19,167
144A, 5.375%, 3/1/29 (a)	27,000	26,607
CoreCivic, Inc., 8.25%, 4/15/26 (a)	27,000	27,456
Garda World Security Corp. 144A, 4.625%, 2/15/27	27,000	26,199
144A, 9.50%, 11/1/27	21,000	21,691
144A, 6.00%, 6/1/29	19,000	17,265
Hertz Corp. 144A, 4.625%, 12/1/26	18,000	17,164
144A, 5.00%, 12/1/29	36,000	33,626
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	37,000	35,955
144A, 5.75%, 11/1/28 (a)	56,000	50,602
Nielsen Finance LLC / Nielsen Finance Co. 144A, 5.625%, 10/1/28	35,000	33,574
144A, 4.50%, 7/15/29	22,000	19,807
144A, 5.875%, 10/1/30	27,000	25,972
144A, 4.75%, 7/15/31	31,000	27,701
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.75%, 4/15/26	45,000	46,236
144A, 3.375%, 8/31/27	40,000	37,063
144A, 6.25%, 1/15/28	46,000	44,445
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	27,000	30,484
144A, 7.375%, 9/1/25	30,000	31,125
Service Corp. International, 4.00%, 5/15/31	28,000	26,575
Sotheby’s, 144A, 7.375%, 10/15/27	25,000	26,063

(Cost $967,052)		929,226

Cosmetics/Personal Care — 0.3%
Coty, Inc. 144A, 5.00%, 4/15/26	29,000	28,960
144A, 6.50%, 4/15/26 (a)	21,000	21,365

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Cosmetics/Personal Care (Continued)
Edgewell Personal Care Co., 144A, 4.125%, 4/1/29	$18,000	$16,934

(Cost $68,383)		67,259

Food — 1.6%
B&G Foods, Inc., 5.25%, 9/15/27	20,000	19,963
Lamb Weston Holdings, Inc. 144A, 4.125%, 1/31/30	35,000	33,925
144A, 4.375%, 1/31/32	34,000	33,091
Performance Food Group, Inc., 144A, 4.25%, 8/1/29	35,000	33,435
Post Holdings, Inc. 144A, 5.50%, 12/15/29	45,000	45,437
144A, 4.625%, 4/15/30	61,000	57,562
144A, 4.50%, 9/15/31	73,000	67,697
Sigma Holdco BV, 144A, 7.875%, 5/15/26 (a)	17,000	14,988
US Foods, Inc. 144A, 4.75%, 2/15/29	35,000	34,666
144A, 4.625%, 6/1/30	16,000	15,420

(Cost $372,302)		356,184

Healthcare-Products — 1.2%
Mozart Debt Merger Sub, Inc. 144A, 3.875%, 4/1/29	177,000	167,303
144A, 5.25%, 10/1/29 (a)	98,000	93,727

(Cost $274,090)		261,030

Healthcare-Services — 4.5%
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	83,000	86,230
144A, 5.625%, 3/15/27	71,000	71,253
144A, 8.00%, 12/15/27	27,000	28,511
144A, 6.875%, 4/1/28	27,000	24,988
144A, 6.00%, 1/15/29	35,000	35,103
144A, 6.875%, 4/15/29	65,000	63,104
144A, 6.125%, 4/1/30 (a)	68,000	63,324
144A, 5.25%, 5/15/30	52,000	50,468
144A, 4.75%, 2/15/31	45,000	42,414
DaVita, Inc. 144A, 4.625%, 6/1/30	106,000	101,934
144A, 3.75%, 2/15/31	58,000	53,088
Encompass Health Corp. 4.75%, 2/1/30	30,000	28,464
4.625%, 4/1/31	15,000	14,177
Envision Healthcare Corp., 144A, 8.75%, 10/15/26	40,000	21,270
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/27	30,000	28,464
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	18,000	16,669
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	25,000	24,980
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	50,000	52,495

	Principal Amount	Value
Healthcare-Services (Continued)
Tenet Healthcare Corp. 144A, 4.625%, 6/15/28	$22,000	$21,535
144A, 6.125%, 10/1/28	99,000	99,646
144A, 4.25%, 6/1/29	58,000	56,049
144A, 4.375%, 1/15/30	51,000	49,294

(Cost $1,070,247)		1,033,460

Household Products/Wares — 0.3%
Central Garden & Pet Co. 4.125%, 10/15/30 (a)	20,000	19,023
144A, 4.125%, 4/30/31	12,000	11,237
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 144A, 5.00%, 12/31/26	10,000	9,036
144A, 7.00%, 12/31/27 (a)	23,000	19,242
Spectrum Brands, Inc., 144A, 3.875%, 3/15/31	16,000	14,678

(Cost $81,921)		73,216

Pharmaceuticals — 5.7%
AdaptHealth LLC 144A, 4.625%, 8/1/29	16,000	14,453
144A, 5.125%, 3/1/30	23,000	21,247
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	54,000	55,929
144A, 8.50%, 1/31/27	50,000	50,724
Bausch Health Cos., Inc. 144A, 6.125%, 4/15/25	96,000	96,540
144A, 9.00%, 12/15/25	60,000	61,943
144A, 6.125%, 2/1/27	39,000	39,372
144A, 5.75%, 8/15/27	18,000	17,908
144A, 7.00%, 1/15/28	11,000	10,082
144A, 5.00%, 1/30/28	75,000	62,940
144A, 4.875%, 6/1/28	58,000	55,817
144A, 6.25%, 2/15/29	90,000	76,913
144A, 7.25%, 5/30/29	25,000	21,922
144A, 5.25%, 1/30/30	68,000	54,939
144A, 5.25%, 2/15/31 (a)	35,000	27,882
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	17,000	17,011
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 144A, 9.50%, 7/31/27 (a)	40,000	39,065
144A, 6.00%, 6/30/28	47,000	31,099
Endo Luxembourg Finance Co I Sarl / Endo US, Inc., 144A, 6.125%, 4/1/29	47,000	44,131
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	20,000	18,381
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A, 5.125%, 4/30/31	80,000	79,479
Par Pharmaceutical, Inc., 144A, 7.50%, 4/1/27	79,000	79,091
Prestige Brands, Inc., 144A, 3.75%, 4/1/31	23,000	21,224

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Pharmaceuticals (Continued)
Teva Pharmaceutical Finance Netherlands III BV 7.125%, 1/31/25	$40,000	$42,053
3.15%, 10/1/26	125,000	113,594
4.75%, 5/9/27	36,000	34,740
6.75%, 3/1/28 (a)	50,000	52,535
5.125%, 5/9/29	46,000	44,160

(Cost $1,372,669)		1,285,174

Energy — 11.7%
Energy-Alternate Sources — 0.2%
TerraForm Power Operating LLC 144A, 5.00%, 1/31/28	25,000	25,108
144A, 4.75%, 1/15/30	30,000	29,494

(Cost $57,234)		54,602

Oil & Gas — 6.7%
Antero Resources Corp. 144A, 7.625%, 2/1/29	19,000	20,592
144A, 5.375%, 3/1/30 (a)	22,000	22,452
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	36,000	35,611
144A, 5.875%, 6/30/29	14,000	13,344
Callon Petroleum Co. 6.125%, 10/1/24	14,000	13,961
144A, 8.00%, 8/1/28 (a)	24,000	24,989
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	20,000	21,084
Chesapeake Energy Corp., 144A, 6.75%, 4/15/29	34,000	35,994
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	62,000	62,420
CITGO Petroleum Corp. 144A, 7.00%, 6/15/25	28,000	28,032
144A, 6.375%, 6/15/26	35,000	34,830
CNX Resources Corp. 144A, 7.25%, 3/14/27	24,000	25,260
144A, 6.00%, 1/15/29	18,000	18,410
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/29	25,000	25,780
Comstock Resources, Inc. 144A, 6.75%, 3/1/29	52,000	52,974
144A, 5.875%, 1/15/30	35,000	34,013
CrownRock LP / CrownRock Finance, Inc. 144A, 5.625%, 10/15/25	64,000	64,804
144A, 5.00%, 5/1/29	12,000	12,228
CVR Energy, Inc. 144A, 5.25%, 2/15/25 (a)	32,000	31,020
144A, 5.75%, 2/15/28 (a)	8,000	7,551
Hilcorp Energy I LP / Hilcorp Finance Co. 144A, 6.25%, 11/1/28	24,000	24,508
144A, 5.75%, 2/1/29	22,000	22,148
144A, 6.00%, 2/1/31	25,000	25,412
Laredo Petroleum, Inc. 9.50%, 1/15/25	23,000	23,704
144A, 7.75%, 7/31/29 (a)	13,000	12,629

	Principal Amount	Value
Oil & Gas (Continued)
Leviathan Bond Ltd. 144A, REGS, 6.50%, 6/30/27	$22,000	$22,638
144A, REGS, 6.75%, 6/30/30	19,000	19,352
Matador Resources Co., 5.875%, 9/15/26	37,000	37,601
MEG Energy Corp. 144A, 7.125%, 2/1/27	35,000	36,613
144A, 5.875%, 2/1/29	26,000	26,320
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	56,000	49,662
Murphy Oil Corp. 5.875%, 12/1/27	19,000	19,381
6.375%, 7/15/28	20,000	20,749
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	20,000	19,533
Nabors Industries, Inc. 5.75%, 2/1/25	22,000	21,142
144A, 7.375%, 5/15/27	25,000	25,844
Parkland Corp. 144A, 4.50%, 10/1/29	28,000	26,449
144A, 4.625%, 5/1/30	38,000	35,969
PBF Holding Co. LLC / PBF Finance Corp. 144A, 9.25%, 5/15/25 (a)	44,000	44,575
6.00%, 2/15/28	53,000	38,866
Puma International Financing SA, 144A, 5.125%, 10/6/24	50,000	49,124
Range Resources Corp. 8.25%, 1/15/29	21,000	23,039
144A, 4.75%, 2/15/30	21,000	20,584
SM Energy Co. 144A, 10.00%, 1/15/25	16,000	17,563
6.75%, 9/15/26 (a)	22,000	22,248
6.625%, 1/15/27	27,000	27,303
6.50%, 7/15/28 (a)	11,000	11,288
Southwestern Energy Co. 5.375%, 3/15/30	44,000	45,462
4.75%, 2/1/32	49,000	48,802
Sunoco LP / Sunoco Finance Corp. 4.50%, 5/15/29	27,000	25,921
144A, 4.50%, 4/30/30	31,000	29,664
Transocean, Inc. 144A, 7.25%, 11/1/25	15,000	11,675
144A, 7.50%, 1/15/26	20,000	15,533
144A, 11.50%, 1/30/27	24,000	24,045
144A, 8.00%, 2/1/27	31,000	23,011

(Cost $1,536,287)		1,533,706

Oil & Gas Services — 0.9%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	18,000	18,497
144A, 6.25%, 4/1/28	27,000	27,031
CGG SA, 144A, 8.75%, 4/1/27 (a)	20,000	19,538
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	25,000	25,140
6.875%, 9/1/27	27,000	27,056

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Oil & Gas Services (Continued)
Weatherford International Ltd. 144A, 6.50%, 9/15/28	$18,000	$18,658
144A, 8.625%, 4/30/30	66,000	67,011

(Cost $206,864)		202,931

Pipelines — 3.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 5.75%, 3/1/27	34,000	34,557
144A, 5.75%, 1/15/28	22,000	22,358
144A, 5.375%, 6/15/29	26,000	26,163
Buckeye Partners LP, 144A, 4.50%, 3/1/28	18,000	17,129
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	59,000	58,779
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 144A, 5.625%, 5/1/27	21,000	20,879
144A, 6.00%, 2/1/29	25,000	25,193
144A, 8.00%, 4/1/29	22,000	23,437
EnLink Midstream LLC, 5.375%, 6/1/29	15,000	14,949
EQM Midstream Partners LP 144A, 6.50%, 7/1/27	31,000	32,269
144A, 4.50%, 1/15/29	33,000	30,870
144A, 4.75%, 1/15/31	45,000	42,250
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	19,000	18,544
8.00%, 1/15/27	44,000	44,550
7.75%, 2/1/28 (a)	26,000	25,719
Hess Midstream Operations LP, 144A, 4.25%, 2/15/30	27,000	26,108
ITT Holdings LLC, 144A, 6.50%, 8/1/29	47,000	44,132
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	44,000	42,379
144A, 6.50%, 9/30/26	63,000	60,397
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	79,000	79,419
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23 (a)	18,000	17,308
NuStar Logistics LP 5.625%, 4/28/27	15,000	15,043
6.375%, 10/1/30	24,000	24,356
Rockies Express Pipeline LLC, 144A, 4.95%, 7/15/29	19,000	18,414
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	15,000	15,771
144A, 6.00%, 3/1/27	28,000	28,046
144A, 5.50%, 1/15/28	20,000	19,157
144A, 6.00%, 12/31/30	36,000	34,481
144A, 6.00%, 9/1/31	18,000	16,994

(Cost $905,135)		879,651

	Principal Amount	Value
Financial — 9.6%
Banks — 0.4%
Freedom Mortgage Corp. 144A, 8.25%, 4/15/25	$22,000	$21,986
144A, 7.625%, 5/1/26	24,000	23,085
144A, 6.625%, 1/15/27	34,000	31,430
Intesa Sanpaolo SpA, 144A, 4.198%, 6/1/32	27,000	24,441

(Cost $106,502)		100,942

Diversified Financial Services — 3.5%
Coinbase Global, Inc. 144A, 3.375%, 10/1/28	43,000	39,262
144A, 3.625%, 10/1/31	38,000	33,535
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	35,000	31,126
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	43,000	41,459
LD Holdings Group LLC 144A, 6.50%, 11/1/25	11,000	10,469
144A, 6.125%, 4/1/28	29,000	25,917
Midcap Financial Issuer Trust 144A, 6.50%, 5/1/28	36,000	35,129
144A, 5.625%, 1/15/30	13,000	11,887
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	15,000	15,244
144A, 5.50%, 8/15/28	30,000	29,955
144A, 5.125%, 12/15/30	30,000	28,160
144A, 5.75%, 11/15/31	27,000	26,154
Navient Corp. 6.75%, 6/15/26	29,000	30,124
5.00%, 3/15/27	28,000	27,063
4.875%, 3/15/28	18,000	16,856
5.50%, 3/15/29	26,000	24,616
NFP Corp. 144A, 4.875%, 8/15/28	13,000	12,430
144A, 6.875%, 8/15/28	93,000	86,613
OneMain Finance Corp. 3.875%, 9/15/28	21,000	19,484
5.375%, 11/15/29	17,000	17,128
4.00%, 9/15/30	51,000	46,548
PennyMac Financial Services, Inc. 144A, 5.375%, 10/15/25	21,000	20,919
144A, 4.25%, 2/15/29	23,000	20,616
144A, 5.75%, 9/15/31	23,000	21,708
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	28,000	26,988
144A, 5.75%, 6/15/27	18,000	17,231
144A, 5.50%, 4/15/29 (a)	35,000	32,085
VistaJet Malta Finance PLC / XO Management Holding, Inc., 144A, 6.375%, 2/1/30 (a)	37,000	35,280

(Cost $827,821)		783,986

Insurance — 1.1%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	56,000	55,500
144A, 10.125%, 8/1/26	5,000	5,304

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Insurance (Continued)
144A, 4.25%, 2/15/29	$25,000	$23,530
144A, 6.00%, 8/1/29	18,000	16,259
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144A, 5.875%, 11/1/29	31,000	29,304
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 4.25%, 10/15/27	22,000	21,259
144A, 6.75%, 10/15/27	50,000	48,932
AssuredPartners, Inc. 144A, 7.00%, 8/15/25	18,000	17,838
144A, 5.625%, 1/15/29	19,000	17,508
HUB International Ltd., 144A, 5.625%, 12/1/29	20,000	19,025

(Cost $263,008)		254,459

Real Estate — 1.0%
Howard Hughes Corp., 144A, 4.375%, 2/1/31	30,000	28,287
Kennedy-Wilson, Inc. 4.75%, 3/1/29	28,000	27,405
4.75%, 2/1/30	28,000	26,828
5.00%, 3/1/31	18,000	17,495
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 5.75%, 1/15/29	40,000	39,738
144A, 5.25%, 4/15/30	37,000	35,310
WeWork Cos. LLC / WW Co.-Obligor, Inc., 144A, 5.00%, 7/10/25	21,000	17,679
WeWork Cos., Inc., 144A, 7.875%, 5/1/25 (a)	26,000	23,577

(Cost $223,336)		216,319

Real Estate Investment Trusts — 3.1%
Apollo Commercial Real Estate Finance, Inc., 144A, 4.625%, 6/15/29	18,000	16,276
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26	31,000	30,645
144A, 4.50%, 4/1/27	34,000	31,764
Diversified Healthcare Trust 4.75%, 2/15/28	18,000	16,302
4.375%, 3/1/31	17,000	14,628
Iron Mountain, Inc. 144A, 5.00%, 7/15/28	15,000	14,884
144A, 4.875%, 9/15/29	39,000	37,696
144A, 5.25%, 7/15/30	56,000	55,522
144A, 4.50%, 2/15/31	40,000	37,455
144A, 5.625%, 7/15/32	26,000	25,759
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 144A, 4.25%, 2/1/27	27,000	26,340
144A, 4.75%, 6/15/29	19,000	18,440

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 5.875%, 10/1/28	$17,000	$17,275
144A, 4.875%, 5/15/29	34,000	32,810
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	26,000	25,499
144A, 4.50%, 2/15/29	26,000	24,602
RLJ Lodging Trust LP, 144A, 4.00%, 9/15/29	20,000	18,814
Service Properties Trust 4.50%, 6/15/23	19,000	18,839
7.50%, 9/15/25	55,000	57,833
5.50%, 12/15/27	28,000	27,440
3.95%, 1/15/28	25,000	21,721
4.95%, 10/1/29	33,000	29,892
4.375%, 2/15/30	10,000	8,743
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 6.00%, 1/15/30	25,000	22,393
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 4.75%, 4/15/28	20,000	19,070
144A, 6.50%, 2/15/29	49,000	45,491
XHR LP, 144A, 4.875%, 6/1/29	15,000	14,548

(Cost $741,032)		710,681

Venture Capital — 0.5%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29	35,000	33,874
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.25%, 5/15/27	51,000	50,719
4.375%, 2/1/29	34,000	31,591

(Cost $122,231)		116,184

Industrial — 8.7%
Aerospace/Defense — 2.6%
Bombardier, Inc. 144A, 7.50%, 12/1/24	35,000	36,263
144A, 7.50%, 3/15/25	65,000	64,906
144A, 7.125%, 6/15/26	42,000	41,991
144A, 7.875%, 4/15/27 (a)	91,000	91,626
144A, 6.00%, 2/15/28	26,000	24,866
Spirit AeroSystems, Inc., 4.60%, 6/15/28 (a)	25,000	23,902
TransDigm, Inc. 6.375%, 6/15/26	37,000	37,764
7.50%, 3/15/27	40,000	41,390
5.50%, 11/15/27	122,000	121,217
4.625%, 1/15/29	15,000	14,223
4.875%, 5/1/29	35,000	33,296
Triumph Group, Inc. 144A, 8.875%, 6/1/24	19,000	20,294

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Aerospace/Defense (Continued)
144A, 6.25%, 9/15/24	$19,000	$18,877
7.75%, 8/15/25 (a)	18,000	18,086

(Cost $591,586)		588,701

Building Materials — 1.3%
Builders FirstSource, Inc., 144A, 4.25%, 2/1/32	56,000	53,726
Griffon Corp., 5.75%, 3/1/28	35,000	34,835
JELD-WEN, Inc., 144A, 4.875%, 12/15/27	16,000	15,581
SRM Escrow Issuer LLC, 144A, 6.00%, 11/1/28	42,000	41,952
Standard Industries, Inc. 144A, 4.75%, 1/15/28	35,000	34,359
144A, 4.375%, 7/15/30	56,000	53,107
144A, 3.375%, 1/15/31	54,000	47,861
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	25,000	25,126

(Cost $322,620)		306,547

Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	21,000	19,973
144A, 4.375%, 3/31/29 (a)	28,000	25,305

(Cost $49,551)		45,278

Electronics — 0.5%
II-VI, Inc., 144A, 5.00%, 12/15/29	35,000	34,975
Imola Merger Corp., 144A, 4.75%, 5/15/29	80,000	77,717

(Cost $117,181)		112,692

Engineering & Construction — 0.2%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25 (a)	35,000	32,172
Promontoria Holding 264 BV, 144A, 7.875%, 3/1/27	16,000	15,731

(Cost $51,402)		47,903

Environmental Control — 0.9%
Covanta Holding Corp. 144A, 4.875%, 12/1/29	29,000	27,786
5.00%, 9/1/30	15,000	14,433
GFL Environmental, Inc. 144A, 4.00%, 8/1/28	26,000	24,078
144A, 4.75%, 6/15/29	31,000	29,334
144A, 4.375%, 8/15/29	25,000	23,252
Madison IAQ LLC 144A, 4.125%, 6/30/28	38,000	35,997
144A, 5.875%, 6/30/29	37,000	33,625
Stericycle, Inc., 144A, 3.875%, 1/15/29	15,000	13,990

(Cost $216,157)		202,495

	Principal Amount	Value
Machinery-Diversified — 0.3%
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	$14,000	$14,259
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	56,000	55,508

(Cost $73,293)		69,767

Miscellaneous Manufacturing — 0.2%
FXI Holdings, Inc. 144A, 7.875%, 11/1/24	18,000	17,752
144A, 12.25%, 11/15/26	25,000	26,781

(Cost $45,159)		44,533

Packaging & Containers — 2.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 4.00%, 9/1/29	43,000	40,385
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 8/15/27	45,000	42,826
144A, 5.25%, 8/15/27	28,000	26,647
Flex Acquisition Co., Inc. 144A, 6.875%, 1/15/25	24,000	24,079
144A, 7.875%, 7/15/26	19,000	19,613
LABL, Inc. 144A, 6.75%, 7/15/26	25,000	25,092
144A, 10.50%, 7/15/27	24,000	24,644
144A, 5.875%, 11/1/28	18,000	17,263
144A, 8.25%, 11/1/29 (a)	21,000	19,569
Mauser Packaging Solutions Holding Co. 144A, 5.50%, 4/15/24	58,000	57,768
144A, 7.25%, 4/15/25	52,000	51,183
OI European Group BV, 144A, 4.75%, 2/15/30	14,000	13,422
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 5/13/27	30,000	31,157
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 144A, 4.00%, 10/15/27 (a)	40,000	37,058
Trivium Packaging Finance BV, 144A, 8.50%, 8/15/27	27,000	27,722

(Cost $471,321)		458,428

Transportation — 0.1%
Seaspan Corp., 144A, 5.50%, 8/1/29
(Cost $26,093)	26,000	24,813

Trucking & Leasing — 0.4%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	30,000	30,409
144A, 9.75%, 8/1/27	14,000	15,382
144A, 5.50%, 5/1/28	45,000	43,056

(Cost $89,701)		88,847

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Technology — 4.0%
Computers — 1.4%
Condor Merger Sub, Inc., 144A, 7.375%, 2/15/30	$78,000	$75,417
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	14,000	13,812
144A,9.375%, 7/15/25	25,000	26,063
Exela Intermediate LLC / Exela Finance, Inc., 144A, 11.50%, 7/15/26 (a)	44,000	25,960
NCR Corp. 144A,5.00%, 10/1/28	38,000	37,530
144A,5.125%, 4/15/29	42,000	41,374
144A,6.125%, 9/1/29	18,000	18,713
144A,5.25%, 10/1/30	15,000	14,531
Seagate HDD Cayman, 4.125%, 1/15/31	19,000	18,012
Vericast Corp., 144A, 11.00%, 9/15/26	43,894	44,882

(Cost $330,365)		316,294

Office/Business Equipment — 0.2%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	14,000	13,203
Xerox Holdings Corp., 144A, 5.50%, 8/15/28 (a)	32,000	31,976

(Cost $47,335)		45,179

Semiconductors — 0.1%
ams-OSRAM AG, 144A, 7.00%, 7/31/25
(Cost $18,784)	18,000	18,676

Software — 2.3%
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	21,000	21,756
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	51,000	50,758
Clarivate Science Holdings Corp. 144A,3.875%, 7/1/28	40,000	37,859
144A,4.875%, 7/1/29	34,000	32,057
MicroStrategy, Inc., 144A, 6.125%, 6/15/28 (a)	19,000	18,359
Minerva Merger Sub, Inc., 144A, 6.50%, 2/15/30	91,000	87,737
Open Text Corp., 144A, 3.875%, 12/1/29	30,000	28,359
Open Text Holdings, Inc. 144A,4.125%, 2/15/30	32,000	30,687
144A,4.125%, 12/1/31	33,000	31,397
Rackspace Technology Global, Inc. 144A,3.50%, 2/15/28	33,000	29,983
144A,5.375%, 12/1/28 (a)	13,000	11,681
ROBLOX Corp., 144A, 3.875%, 5/1/30 (a)	35,000	33,330
Twilio, Inc., 3.875%, 3/15/31	20,000	18,809

	Principal Amount	Value
Software (Continued)
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	$68,000	$67,340
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	24,000	23,124

(Cost $540,674)		523,236

Utilities — 2.2%
Electric — 2.2%
Calpine Corp. 144A,4.50%, 2/15/28	44,000	42,972
144A,5.125%, 3/15/28	55,000	53,042
144A,4.625%, 2/1/29	25,000	23,224
144A,5.00%, 2/1/31	38,000	35,237
144A,3.75%, 3/1/31	31,000	28,261
Clearway Energy Operating LLC, 144A, 3.75%, 2/15/31	32,000	29,816
NRG Energy, Inc. 144A,3.625%, 2/15/31	46,000	42,371
144A,3.875%, 2/15/32	39,000	36,237
PG&E Corp. 5.00%, 7/1/28	40,000	39,666
5.25%, 7/1/30	38,000	37,808
Talen Energy Supply LLC 6.50%, 6/1/25	21,000	8,644
144A,10.50%, 1/15/26	23,000	10,390
144A,7.25%, 5/15/27	33,000	29,430
144A,6.625%, 1/15/28	36,000	31,290
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/29	44,000	42,714

(Cost $537,854)		491,102

TOTAL CORPORATE BONDS
(Cost $23,380,005)		22,355,274

	Number of Shares
SECURITIES LENDING COLLATERAL — 6.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $1,561,891)	1,561,891	1,561,891

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $131,179)	131,179	131,179

TOTAL INVESTMENTS — 105.8% (Cost $25,073,075)		$24,048,344
Other assets and liabilities, net — (5.8%)		(1,315,597)

NET ASSETS — 100.0%		$22,732,747

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers High Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 6.9%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
1,444,823	117,068	(e)	—	—	—	63	—	1,561,891	1,561,891

CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
171,850	962,584		(1,003,255)	—	—	18	—	131,179	131,179

1,616,673	1,079,652		(1,003,255)	—	—	81	—	1,693,070	1,693,070

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $1,999,184, which is 8.8% of net assets.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $524,247.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$22,355,274	$—	$22,355,274
Short-Term Investments (f)	1,693,070	—	—	1,693,070

TOTAL	$1,693,070	$22,355,274	$—	$24,048,344

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

February 28, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.5%
Basic Materials — 2.8%
Chemicals — 0.9%
Ashland LLC, 144A, 3.375%, 9/1/31	$1,352,000	$1,245,963
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	1,444,000	1,380,645
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	2,893,000	2,932,692
144A, 5.00%, 5/1/25	1,600,000	1,618,200
Olin Corp. 5.125%, 9/15/27	1,444,000	1,463,826
5.625%, 8/1/29 (a)	2,212,000	2,311,197
5.00%, 2/1/30	1,647,000	1,662,243
Tronox, Inc., 144A, 6.50%, 5/1/25 (a)	1,475,000	1,533,594

(Cost $14,497,962)		14,148,360

Iron/Steel — 0.4%
Cleveland-Cliffs, Inc. 144A, 9.875%, 10/17/25	1,802,000	2,002,418
144A, 6.75%, 3/15/26	2,507,000	2,647,066
5.875%, 6/1/27	1,762,000	1,817,151

(Cost $6,465,873)		6,466,635

Mining — 1.5%
Alcoa Nederland Holding BV 144A, 5.50%, 12/15/27	2,212,000	2,308,852
144A, 6.125%, 5/15/28	1,547,000	1,630,213
144A, 4.125%, 3/31/29	1,475,000	1,481,258
Arconic Corp. 144A, 6.00%, 5/15/25	2,137,000	2,206,453
144A, 6.125%, 2/15/28	2,605,000	2,667,481
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 5/15/24	2,212,000	2,276,170
144A, 4.50%, 9/15/27	1,770,000	1,772,974
144A, 4.375%, 4/1/31	4,440,000	4,315,791
Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,452,000	1,517,594
Novelis Corp., 144A, 3.25%, 11/15/26	2,212,000	2,101,909

(Cost $22,626,034)		22,278,695

Communications — 17.0%
Advertising — 0.6%
Clear Channel Outdoor Holdings, Inc., 144A, 5.125%, 8/15/27	3,687,000	3,688,106
Lamar Media Corp. 3.75%, 2/15/28	1,816,000	1,747,900
4.00%, 2/15/30	1,622,000	1,558,556
3.625%, 1/15/31	1,622,000	1,525,126
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 6.25%, 6/15/25	1,136,000	1,177,083

(Cost $9,855,111)		9,696,771

	Principal Amount	Value
Internet — 2.0%
Arches Buyer, Inc., 144A, 4.25%, 6/1/28	$2,802,000	$2,656,422
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	1,728,000	1,760,530
144A, 3.50%, 3/1/29	2,360,000	2,223,828
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	1,340,000	1,341,648
144A, 4.625%, 6/1/28	1,475,000	1,481,977
144A, 4.125%, 8/1/30 (a)	1,569,000	1,521,326
144A, 3.625%, 10/1/31 (a)	1,394,000	1,302,024
NortonLifeLock, Inc., 144A, 5.00%, 4/15/25	3,245,000	3,254,767
Twitter, Inc., 144A, 3.875%, 12/15/27 (a)	2,065,000	2,033,612
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	2,950,000	3,070,950
144A, 8.00%, 11/1/26	4,425,000	4,704,815
144A, 7.50%, 9/15/27	3,540,000	3,765,339
144A, 6.25%, 1/15/28	1,475,000	1,507,892

(Cost $31,054,221)		30,625,130

Media — 7.6%
AMC Networks, Inc. 5.00%, 4/1/24	1,236,000	1,235,852
4.75%, 8/1/25 (a)	2,321,000	2,319,549
Cable One, Inc., 144A, 4.00%, 11/15/30	1,924,000	1,782,086
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 4.00%, 3/1/23	1,483,000	1,482,815
144A, 5.50%, 5/1/26	2,225,000	2,272,259
144A, 5.125%, 5/1/27	9,643,000	9,760,934
144A, 5.00%, 2/1/28	7,428,000	7,455,298
144A, 5.375%, 6/1/29	4,450,000	4,513,235
144A, 4.75%, 3/1/30	9,049,000	8,883,992
CSC Holdings LLC 5.25%, 6/1/24	2,212,000	2,238,632
144A, 5.50%, 4/15/27	3,864,000	3,859,015
144A, 5.375%, 2/1/28	2,950,000	2,876,250
DISH DBS Corp., 5.00%, 3/15/23	4,425,000	4,478,100
Gray Television, Inc. 144A, 5.875%, 7/15/26	2,065,000	2,113,971
144A, 7.00%, 5/15/27	2,212,000	2,330,762
iHeartCommunications, Inc. 6.375%, 5/1/26	2,359,874	2,436,452
144A, 5.25%, 8/15/27	2,207,000	2,201,041
News Corp. 144A, 3.875%, 5/15/29	2,967,000	2,846,095
144A, 5.125%, 2/15/32	1,480,000	1,515,683
Nexstar Media, Inc., 144A, 5.625%, 7/15/27	5,265,000	5,386,753
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/29	1,622,000	1,525,694
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	2,967,000	2,837,521

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Media (Continued)
144A, 5.00%, 8/1/27	$4,450,000	$4,499,662
144A, 4.00%, 7/15/28	5,934,000	5,715,035
144A, 5.50%, 7/1/29	3,709,000	3,798,851
144A, 4.125%, 7/1/30	4,440,000	4,203,681
TEGNA, Inc., 144A, 4.75%, 3/15/26	1,634,000	1,646,794
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	3,000,000	3,000,000
Univision Communications, Inc. 144A, 5.125%, 2/15/25	4,364,000	4,397,708
144A, 6.625%, 6/1/27	4,425,000	4,596,026
UPC Holding BV, 144A, 5.50%, 1/15/28	1,560,000	1,554,002
Videotron Ltd. 144A, 5.375%, 6/15/24	1,681,000	1,743,701
144A, 5.125%, 4/15/27	1,881,000	1,916,438
144A, 3.625%, 6/15/29	1,475,000	1,405,852
Ziggo Bond Co. BV, 144A, 6.00%, 1/15/27	1,844,000	1,868,995

(Cost $119,066,029)		116,698,734

Telecommunications — 6.8%
Altice France SA, 144A, 8.125%, 2/1/27	5,192,000	5,471,070
Hughes Satellite Systems Corp. 5.25%, 8/1/26	2,206,000	2,268,695
6.625%, 8/1/26 (a)	2,209,000	2,303,545
Level 3 Financing, Inc. 5.375%, 5/1/25	2,459,000	2,468,787
5.25%, 3/15/26	2,193,000	2,199,952
144A, 4.625%, 9/15/27	2,950,000	2,842,133
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/23	2,332,000	2,439,738
Series Y, 7.50%, 4/1/24	2,950,000	3,099,344
5.625%, 4/1/25	1,391,000	1,384,480
144A, 5.125%, 12/15/26	3,751,000	3,488,430
144A, 4.00%, 2/15/27	3,687,000	3,508,549
Nokia OYJ, 4.375%, 6/12/27	1,475,000	1,529,597
Sprint Corp. 7.875%, 9/15/23	12,610,000	13,563,631
7.125%, 6/15/24	7,417,000	8,035,652
7.625%, 2/15/25	4,450,000	4,933,937
7.625%, 3/1/26	4,493,000	5,127,412
Switch Ltd. 144A, 3.75%, 9/15/28	1,733,000	1,646,870
144A, 4.125%, 6/15/29	1,519,000	1,456,675
Telecom Italia SpA, 144A, 5.303%, 5/30/24	4,425,000	4,559,078
T-Mobile USA, Inc. 2.25%, 2/15/26	2,967,000	2,866,552
2.625%, 4/15/26	3,540,000	3,463,093
5.375%, 4/15/27	1,483,000	1,529,299
4.75%, 2/1/28	4,425,000	4,573,127
2.625%, 2/15/29	2,950,000	2,771,658
3.375%, 4/15/29	3,709,000	3,640,903

	Principal Amount	Value
Telecommunications (Continued)
2.875%, 2/15/31	$2,967,000	$2,788,298
3.50%, 4/15/31	4,005,000	3,936,214
VEON Holdings BV 144A, 5.95%, 2/13/23	1,370,000	863,100
144A, 7.25%, 4/26/23 (a)	2,065,000	1,350,562
144A, 4.95%, 6/16/24	1,579,000	884,240
144A, 4.00%, 4/9/25	2,950,000	1,283,250
144A, 3.375%, 11/25/27	3,687,000	1,622,280

(Cost $111,734,066)		103,900,151

Consumer, Cyclical — 20.1%
Airlines — 1.3%
Air Canada, 144A, 3.875%, 8/15/26	3,540,000	3,447,553
Delta Air Lines, Inc. 3.80%, 4/19/23	1,419,000	1,431,366
2.90%, 10/28/24	2,655,000	2,624,441
7.375%, 1/15/26	3,187,000	3,557,871
4.375%, 4/19/28 (a)	1,519,000	1,521,552
3.75%, 10/28/29 (a)	1,770,000	1,686,279
United Airlines, Inc., 144A, 4.375%, 4/15/26	5,900,000	5,910,384

(Cost $20,523,086)		20,179,446

Apparel — 0.6%
Hanesbrands, Inc. 144A, 4.625%, 5/15/24	2,655,000	2,694,520
144A, 4.875%, 5/15/26	2,655,000	2,706,945
Levi Strauss & Co., 144A, 3.50%, 3/1/31	1,475,000	1,376,891
William Carter Co. 144A, 5.50%, 5/15/25	1,475,000	1,513,571
144A, 5.625%, 3/15/27	1,494,000	1,523,932

(Cost $10,027,955)		9,815,859

Auto Manufacturers — 4.4%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	1,276,000	1,270,564
144A, 5.875%, 6/1/29	1,394,000	1,464,641
Ford Motor Co. 9.00%, 4/22/25	3,187,000	3,698,912
4.346%, 12/8/26	4,450,000	4,555,687
9.625%, 4/22/30	1,282,000	1,763,833
3.25%, 2/12/32	7,417,000	7,006,469
Ford Motor Credit Co. LLC 3.096%, 5/4/23	1,714,000	1,728,998
4.375%, 8/6/23	1,714,000	1,741,638
3.37%, 11/17/23	1,714,000	1,723,787
3.81%, 1/9/24	1,286,000	1,302,461
5.584%, 3/18/24	2,571,000	2,686,129
3.664%, 9/8/24	1,374,000	1,377,263
4.063%, 11/1/24	2,480,000	2,519,948
2.30%, 2/10/25	2,066,000	2,006,716
4.687%, 6/9/25	1,028,000	1,060,891
5.125%, 6/16/25	2,928,000	3,044,710
4.134%, 8/4/25	2,400,000	2,430,000
3.375%, 11/13/25	3,599,000	3,549,118

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Auto Manufacturers (Continued)
GMTN, 4.389%, 1/8/26	$2,057,000	$2,100,876
4.542%, 8/1/26	1,286,000	1,326,316
2.70%, 8/10/26	2,571,000	2,464,946
4.271%, 1/9/27	1,543,000	1,557,196
4.125%, 8/17/27	2,146,000	2,164,992
3.815%, 11/2/27	1,286,000	1,276,059
2.90%, 2/16/28	1,306,000	1,238,996
2.90%, 2/10/29	1,451,000	1,357,411
5.113%, 5/3/29	2,549,000	2,691,349
4.00%, 11/13/30	2,828,000	2,810,127
3.625%, 6/17/31	1,714,000	1,650,818
Jaguar Land Rover Automotive PLC, 144A, 7.75%, 10/15/25	2,065,000	2,178,575

(Cost $68,983,478)		67,749,426

Auto Parts & Equipment — 1.3%
American Axle & Manufacturing, Inc. 6.25%, 3/15/26	1,081,000	1,097,799
6.50%, 4/1/27 (a)	1,539,000	1,575,166
Clarios Global LP, 144A, 6.75%, 5/15/25	1,111,000	1,154,140
Clarios Global LP / Clarios US Finance Co., 144A, 6.25%, 5/15/26	2,693,000	2,790,931
Dana Financing Luxembourg SARL, 144A, 5.75%, 4/15/25	955,000	968,165
Dana, Inc. 5.375%, 11/15/27	1,413,000	1,443,033
5.625%, 6/15/28	1,098,000	1,124,083
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	2,360,000	2,515,170
5.00%, 5/31/26	2,505,000	2,517,500
4.875%, 3/15/27	2,147,000	2,149,748
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	3,178,000	3,229,547

(Cost $20,822,852)		20,565,282

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc., 144A, 4.00%, 1/15/28	2,065,000	2,022,007
Avient Corp. 5.25%, 3/15/23	1,898,000	1,947,946
144A, 5.75%, 5/15/25	1,833,000	1,883,444

(Cost $5,920,108)		5,853,397

Entertainment — 4.3%
Banijay Entertainment SASU, 144A, 5.375%, 3/1/25	1,189,000	1,178,299
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	10,029,000	10,406,742
144A, 8.125%, 7/1/27 (a)	5,310,000	5,713,932
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	2,950,000	3,028,322

	Principal Amount	Value
Entertainment (Continued)
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A, 5.50%, 5/1/25	$2,954,000	$3,039,858
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	1,770,000	1,798,630
144A, 4.75%, 1/15/28	2,065,000	2,030,876
International Game Technology PLC 144A, 6.50%, 2/15/25	3,245,000	3,451,625
144A, 4.125%, 4/15/26	2,313,000	2,281,173
144A, 6.25%, 1/15/27	2,154,000	2,286,126
144A, 5.25%, 1/15/29	2,212,000	2,259,116
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	1,696,000	1,715,979
144A, 6.50%, 5/15/27	3,540,000	3,794,066
144A, 3.75%, 1/15/28	1,480,000	1,418,950
Mohegan Gaming & Entertainment, 144A, 7.875%, 10/15/24	10,000	10,298
Scientific Games International, Inc. 144A, 8.625%, 7/1/25	1,727,000	1,832,347
144A, 5.00%, 10/15/25	3,687,000	3,728,368
144A, 8.25%, 3/15/26	3,245,000	3,382,199
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	2,967,000	2,970,382
Six Flags Theme Parks, Inc., 144A, 7.00%, 7/1/25	2,162,000	2,256,577
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	1,753,000	1,807,921
WMG Acquisition Corp. 144A, 3.75%, 12/1/29	1,598,000	1,528,870
144A, 3.875%, 7/15/30	1,578,000	1,517,381
144A, 3.00%, 2/15/31	2,360,000	2,127,977

(Cost $66,325,282)		65,566,014

Food Service — 0.4%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	1,770,000	1,786,142
144A, 6.375%, 5/1/25	4,442,000	4,592,340

(Cost $6,393,977)		6,378,482

Home Builders — 0.7%
Century Communities, Inc., 6.75%, 6/1/27	1,475,000	1,528,321
Mattamy Group Corp., 144A, 5.25%, 12/15/27	1,494,000	1,501,485
Meritage Homes Corp. 6.00%, 6/1/25	1,236,000	1,317,823
144A, 3.875%, 4/15/29	1,307,000	1,279,756
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	1,399,000	1,469,370
144A, 5.75%, 1/15/28	1,410,000	1,472,371
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/28	1,480,000	1,461,500

(Cost $10,258,088)		10,030,626

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Home Furnishings — 0.2%
Tempur Sealy International, Inc., 144A, 4.00%, 4/15/29 (Cost $2,353,123)	$2,360,000	$2,228,453

Housewares — 0.8%
Newell Brands, Inc. 4.35%, 4/1/23	3,225,000	3,294,708
4.875%, 6/1/25	1,694,000	1,784,849
4.70%, 4/1/26	5,828,000	6,039,557
Scotts Miracle-Gro Co., 4.50%, 10/15/29	1,217,000	1,176,462

(Cost $12,495,896)		12,295,576

Leisure Time — 0.7%
Royal Caribbean Cruises Ltd. 144A, 10.875%, 6/1/23	3,027,000	3,252,633
144A, 9.125%, 6/15/23	2,950,000	3,082,602
144A, 11.50%, 6/1/25	4,106,000	4,543,823

(Cost $10,923,717)		10,879,058

Lodging — 1.9%
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	1,475,000	1,523,675
144A, 5.75%, 5/1/28	1,483,000	1,551,522
144A, 3.75%, 5/1/29	2,374,000	2,294,649
4.875%, 1/15/30	2,967,000	3,057,509
144A, 4.00%, 5/1/31	3,256,000	3,186,647
144A, 3.625%, 2/15/32	4,440,000	4,229,233
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27 (a)	1,780,000	1,820,148
MGM Resorts International 6.00%, 3/15/23	3,610,000	3,727,325
6.75%, 5/1/25	2,384,000	2,470,086
5.75%, 6/15/25	1,933,000	2,005,488
4.625%, 9/1/26	1,184,000	1,182,496
Travel + Leisure Co., 3.90%, 3/1/23	1,136,000	1,140,220
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A, 4.25%, 5/30/23	1,475,000	1,483,865

(Cost $29,889,943)		29,672,863

Retail — 2.7%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	1,551,000	1,599,329
144A, 3.875%, 1/15/28	4,572,000	4,453,585
Bath & Body Works, Inc. 5.25%, 2/1/28	1,475,000	1,530,312
7.50%, 6/15/29	1,544,000	1,699,141
IRB Holding Corp., 144A, 7.00%, 6/15/25	2,132,000	2,230,051
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A, 4.75%, 6/1/27	2,212,000	2,270,341
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	1,036,000	1,060,538
144A, 3.875%, 6/1/29	2,471,000	2,438,309
144A, 4.375%, 1/15/31	1,624,000	1,638,843

	Principal Amount	Value
Retail (Continued)
Murphy Oil USA, Inc. 4.75%, 9/15/29	$1,419,000	$1,425,052
144A, 3.75%, 2/15/31	1,519,000	1,422,741
Penske Automotive Group, Inc. 3.50%, 9/1/25	1,530,000	1,516,674
3.75%, 6/15/29	1,516,000	1,418,256
QVC, Inc. 4.375%, 3/15/23	2,342,000	2,385,807
4.85%, 4/1/24	1,628,000	1,646,266
4.45%, 2/15/25	1,778,000	1,771,181
Yum! Brands, Inc. 144A, 7.75%, 4/1/25	1,770,000	1,845,358
144A, 4.75%, 1/15/30	2,360,000	2,399,672
3.625%, 3/15/31	3,097,000	2,898,684
4.625%, 1/31/32	3,245,000	3,185,130

(Cost $41,849,596)		40,835,270

Toys/Games/Hobbies — 0.4%
Mattel, Inc. 144A, 3.375%, 4/1/26	1,753,000	1,743,236
144A, 5.875%, 12/15/27	1,703,000	1,807,292
144A, 3.75%, 4/1/29 (a)	1,803,000	1,808,048

(Cost $5,417,932)		5,358,576

Consumer, Non-cyclical — 19.9%
Agriculture — 0.1%
Darling Ingredients, Inc., 144A, 5.25%, 4/15/27 (Cost $1,509,431)	1,475,000	1,502,700

Commercial Services — 3.8%
ADT Security Corp., 4.125%, 6/15/23	2,037,000	2,078,351
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144A, 5.75%, 7/15/27 (a)	1,136,000	1,146,667
Block, Inc. 144A, 2.75%, 6/1/26	2,950,000	2,865,350
144A, 3.50%, 6/1/31 (a)	2,950,000	2,774,711
Brink’s Co. 144A, 5.50%, 7/15/25	1,180,000	1,208,007
144A, 4.625%, 10/15/27	1,770,000	1,730,511
Gartner, Inc. 144A, 4.50%, 7/1/28	2,371,000	2,404,763
144A, 3.625%, 6/15/29	1,780,000	1,730,142
144A, 3.75%, 10/1/30	2,368,000	2,288,779
Grand Canyon University, 4.125%, 10/1/24 (a)	1,444,000	1,463,581
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	3,540,000	3,632,925
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25 (a)	1,475,000	1,488,017
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A, 5.25%, 4/15/24	2,212,000	2,259,149
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/25	1,475,000	1,499,928

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
RR Donnelley & Sons Co., 144A, 6.125%, 11/1/26	$1,265,000	$1,348,806
Service Corp. International 4.625%, 12/15/27	2,117,000	2,140,837
5.125%, 6/1/29	1,942,000	1,994,143
3.375%, 8/15/30	2,451,000	2,256,648
United Rentals North America, Inc. 5.50%, 5/15/27	2,950,000	3,046,745
4.875%, 1/15/28	4,924,000	5,019,464
5.25%, 1/15/30	2,312,000	2,408,561
4.00%, 7/15/30	2,212,000	2,181,585
3.875%, 2/15/31	3,245,000	3,140,235
3.75%, 1/15/32	2,212,000	2,110,171
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	3,245,000	3,386,514

(Cost $58,550,645)		57,604,590

Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co., 144A, 5.50%, 6/1/28 (Cost $2,314,276)	2,212,000	2,226,245

Food — 3.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	2,332,000	2,248,048
144A, 7.50%, 3/15/26	1,776,000	1,884,718
144A, 4.625%, 1/15/27	3,982,000	4,004,409
144A, 5.875%, 2/15/28	2,212,000	2,289,708
144A, 3.50%, 3/15/29	3,970,000	3,700,794
144A, 4.875%, 2/15/30	2,950,000	2,964,750
B&G Foods, Inc., 5.25%, 4/1/25 (a)	2,655,000	2,671,581
Kraft Heinz Foods Co. 3.00%, 6/1/26	5,637,000	5,640,241
3.875%, 5/15/27	4,293,000	4,461,286
3.75%, 4/1/30	1,917,000	1,963,583
Lamb Weston Holdings, Inc., 144A, 4.875%, 5/15/28 (a)	1,494,000	1,535,720
Performance Food Group, Inc., 144A, 5.50%, 10/15/27	3,127,000	3,185,881
Pilgrim’s Pride Corp. 144A, 5.875%, 9/30/27	2,507,000	2,579,665
144A, 4.25%, 4/15/31	2,982,000	2,885,085
144A, 3.50%, 3/1/32	2,630,000	2,410,500
Post Holdings, Inc. 144A, 5.75%, 3/1/27	3,833,000	3,875,163
144A, 5.625%, 1/15/28	2,776,000	2,789,394
US Foods, Inc., 144A, 6.25%, 4/15/25	2,950,000	3,056,879

(Cost $55,585,144)		54,147,405

Healthcare-Products — 0.9%
Avantor Funding, Inc. 144A, 4.625%, 7/15/28	4,599,000	4,673,504
144A, 3.875%, 11/1/29	2,368,000	2,282,385
Hologic, Inc. 144A, 4.625%, 2/1/28	1,176,000	1,215,637
144A, 3.25%, 2/15/29	2,802,000	2,659,714

	Principal Amount	Value
Healthcare-Products (Continued)
Teleflex, Inc. 4.625%, 11/15/27	$1,475,000	$1,500,082
144A, 4.25%, 6/1/28	1,478,000	1,462,171

(Cost $13,968,308)		13,793,493

Healthcare-Services — 9.1%
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	1,475,000	1,510,009
144A, 3.125%, 2/15/29	1,639,000	1,520,181
144A, 3.50%, 4/1/30	1,917,000	1,787,056
Centene Corp. 4.25%, 12/15/27	7,367,000	7,550,254
2.45%, 7/15/28	6,784,000	6,400,840
4.625%, 12/15/29	10,324,000	10,650,806
3.375%, 2/15/30	5,892,000	5,662,124
3.00%, 10/15/30	6,489,000	6,195,347
2.50%, 3/1/31	6,489,000	6,003,915
2.625%, 8/1/31	3,835,000	3,541,738
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	1,419,000	1,408,918
144A, 3.75%, 3/15/29	1,519,000	1,460,807
144A, 4.00%, 3/15/31	1,475,000	1,414,341
Encompass Health Corp., 4.50%, 2/1/28	2,360,000	2,300,528
HCA, Inc. 5.875%, 5/1/23	3,709,000	3,861,533
5.375%, 2/1/25	7,714,000	8,177,843
5.875%, 2/15/26	4,450,000	4,814,569
5.375%, 9/1/26	2,967,000	3,196,141
5.625%, 9/1/28	4,450,000	4,937,876
5.875%, 2/1/29	2,967,000	3,327,639
3.50%, 9/1/30	8,011,000	7,942,906
IQVIA, Inc. 144A, 5.00%, 10/15/26	3,097,000	3,166,713
144A, 5.00%, 5/15/27	3,245,000	3,313,534
Legacy LifePoint Health LLC, 144A, 6.75%, 4/15/25	1,770,000	1,834,552
ModivCare, Inc., 144A, 5.875%, 11/15/25	1,475,000	1,482,065
Molina Healthcare, Inc. 144A, 4.375%, 6/15/28	2,374,000	2,367,982
144A, 3.875%, 11/15/30	1,929,000	1,896,930
144A, 3.875%, 5/15/32	2,220,000	2,157,185
Select Medical Corp., 144A, 6.25%, 8/15/26	3,613,000	3,630,162
Tenet Healthcare Corp. 6.75%, 6/15/23	5,521,000	5,747,747
4.625%, 7/15/24	2,285,000	2,296,105
144A, 4.625%, 9/1/24	1,919,000	1,947,113
144A, 4.875%, 1/1/26	6,195,000	6,218,789
144A, 6.25%, 2/1/27	4,425,000	4,555,715
144A, 5.125%, 11/1/27	4,425,000	4,468,808

(Cost $141,586,405)		138,748,771

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Household Products/Wares — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25 (Cost $1,348,538)	$1,327,000	$1,351,928

Pharmaceuticals — 2.3%
Bausch Health Cos., Inc., 144A, 5.50%, 11/1/25	5,192,000	5,211,470
Elanco Animal Health, Inc. 5.772%, 8/28/23	2,212,000	2,281,235
6.40%, 8/28/28	2,179,000	2,364,869
Jazz Securities DAC, 144A, 4.375%, 1/15/29	4,440,000	4,405,457
Organon & Co. / Organon Foreign Debt Co.-Issuer BV, 144A, 4.125%, 4/30/28	6,216,000	6,124,625
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	2,065,000	2,063,390
4.375%, 3/15/26	2,134,000	2,141,939
3.90%, 6/15/30	2,212,000	2,029,705
Prestige Brands, Inc., 144A, 5.125%, 1/15/28	1,136,000	1,138,868
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	4,289,000	4,206,222
6.00%, 4/15/24	3,682,000	3,752,952

(Cost $36,328,398)		35,720,732

Energy — 12.8%
Oil & Gas — 5.8%
Antero Resources Corp., 5.00%, 3/1/25	1,527,000	1,546,087
Apache Corp. 4.625%, 11/15/25	1,519,000	1,570,016
4.375%, 10/15/28	2,045,000	2,074,019
4.25%, 1/15/30 (a)	1,710,000	1,725,766
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	1,530,000	1,574,133
144A, 5.875%, 2/1/29	1,425,000	1,476,770
Endeavor Energy Resources LP / EER Finance, Inc. 144A, 6.625%, 7/15/25	1,770,000	1,851,942
144A, 5.75%, 1/30/28	2,950,000	3,059,062
EQT Corp. 6.625%, 2/1/25	2,950,000	3,190,012
144A, 3.125%, 5/15/26	1,534,000	1,510,530
3.90%, 10/1/27	3,687,000	3,729,788
7.50%, 2/1/30	2,212,000	2,642,245
144A, 3.625%, 5/15/31 (a)	1,475,000	1,436,680
Leviathan Bond Ltd. 144A, REGS, 5.75%, 6/30/23	1,474,488	1,487,896
144A, REGS, 6.125%, 6/30/25	1,770,385	1,812,653
Murphy Oil Corp., 5.75%, 8/15/25	1,618,000	1,650,344
Occidental Petroleum Corp. 6.95%, 7/1/24	1,658,000	1,800,986
2.90%, 8/15/24	2,700,000	2,706,534
8.00%, 7/15/25	1,445,000	1,636,679
5.875%, 9/1/25	2,561,000	2,750,104

	Principal Amount	Value
Oil & Gas (Continued)
5.50%, 12/1/25	$2,134,000	$2,296,045
5.55%, 3/15/26	3,078,000	3,305,880
3.40%, 4/15/26	2,223,000	2,225,923
3.20%, 8/15/26	2,185,000	2,188,234
3.00%, 2/15/27	1,805,000	1,763,151
8.50%, 7/15/27	1,384,000	1,670,087
6.375%, 9/1/28	1,707,000	1,931,931
3.50%, 8/15/29	4,193,000	4,189,541
8.875%, 7/15/30	2,890,000	3,723,462
6.625%, 9/1/30	4,258,000	4,961,549
6.125%, 1/1/31 (a)	3,548,000	4,041,278
7.50%, 5/1/31	2,468,000	2,996,411
7.875%, 9/15/31	1,376,000	1,704,052
Parkland Corp., 144A, 5.875%, 7/15/27	1,475,000	1,494,669
Range Resources Corp. 5.00%, 3/15/23	1,570,000	1,591,226
4.875%, 5/15/25	2,212,000	2,243,377
Southwestern Energy Co. 7.75%, 10/1/27 (a)	1,305,000	1,383,170
5.375%, 2/1/29	2,101,000	2,164,051
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	1,778,000	1,837,661

(Cost $89,796,523)		88,943,944

Oil & Gas Services — 0.1%
TechnipFMC PLC, 144A, 6.50%, 2/1/26 (Cost $1,964,821)	1,867,000	1,930,095

Pipelines — 6.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 7.875%, 5/15/26	1,622,000	1,745,718
Buckeye Partners LP 4.15%, 7/1/23	1,475,000	1,494,868
144A, 4.125%, 3/1/25	1,451,000	1,432,906
3.95%, 12/1/26	1,878,000	1,815,162
4.125%, 12/1/27	1,127,000	1,066,018
Cheniere Energy Partners LP 4.50%, 10/1/29	4,524,000	4,595,796
4.00%, 3/1/31	4,421,000	4,361,383
144A, 3.25%, 1/31/32	3,540,000	3,333,689
Cheniere Energy, Inc., 4.625%, 10/15/28	5,898,000	6,009,118
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	1,475,000	1,486,114
DCP Midstream Operating LP 3.875%, 3/15/23	1,483,000	1,501,486
5.375%, 7/15/25	2,525,000	2,677,258
5.625%, 7/15/27	1,475,000	1,586,635
5.125%, 5/15/29	1,770,000	1,865,961
3.25%, 2/15/32	1,180,000	1,101,849
DT Midstream, Inc. 144A, 4.125%, 6/15/29	3,245,000	3,145,233
144A, 4.375%, 6/15/31	2,950,000	2,886,560

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
EnLink Midstream Partners LP 4.40%, 4/1/24	$1,676,000	$1,708,996
4.15%, 6/1/25	2,126,000	2,131,474
4.85%, 7/15/26	1,381,000	1,399,961
EQM Midstream Partners LP 4.75%, 7/15/23	1,669,000	1,679,581
4.00%, 8/1/24	1,475,000	1,447,359
144A, 6.00%, 7/1/25	2,134,000	2,179,486
4.125%, 12/1/26	1,475,000	1,411,155
5.50%, 7/15/28	2,507,000	2,471,426
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	2,358,000	2,419,933
144A, 5.125%, 6/15/28	1,622,000	1,658,657
NuStar Logistics LP 5.75%, 10/1/25	1,809,000	1,886,036
6.00%, 6/1/26	1,450,000	1,475,129
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	1,180,000	1,157,863
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.875%, 4/15/26	3,079,000	3,182,531
5.375%, 2/1/27	1,212,000	1,246,887
6.50%, 7/15/27	2,019,000	2,142,825
5.00%, 1/15/28	2,066,000	2,135,841
6.875%, 1/15/29	2,004,000	2,184,019
5.50%, 3/1/30	2,801,000	2,974,606
4.875%, 2/1/31	2,950,000	3,043,338
4.00%, 1/15/32	2,950,000	2,917,653
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	3,687,000	3,615,933
144A, 4.125%, 8/15/31	3,687,000	3,655,716
144A, 3.875%, 11/1/33	3,687,000	3,556,130
Western Midstream Operating LP 3.60%, 2/1/25	2,160,000	2,171,999
4.65%, 7/1/26	1,399,000	1,451,407
4.50%, 3/1/28	1,236,000	1,285,786
4.75%, 8/15/28	1,173,000	1,216,055
4.55%, 2/1/30	3,540,000	3,646,837

(Cost $107,579,179)		105,560,373

Financial — 11.6%
Banks — 1.5%
Commerzbank AG, 144A, 8.125%, 9/19/23	2,950,000	3,173,545
Deutsche Bank AG 5.882%, 7/8/31 (b)	1,475,000	1,600,705
3.729%, 1/14/32 (b)	3,687,000	3,459,080
3.742%, 1/7/33 (b)	3,687,000	3,453,656
Intesa Sanpaolo SpA 144A, 5.017%, 6/26/24	5,900,000	6,080,856
144A, 5.71%, 1/15/26	4,425,000	4,671,469

(Cost $23,029,107)		22,439,311

Diversified Financial Services — 3.3%
Ally Financial, Inc., 5.75%, 11/20/25	3,097,000	3,302,075

	Principal Amount	Value
Diversified Financial Services (Continued)
LPL Holdings, Inc. 144A, 4.625%, 11/15/27	$1,180,000	$1,176,130
144A, 4.00%, 3/15/29	2,655,000	2,582,704
144A, 4.375%, 5/15/31	1,180,000	1,152,471
Navient Corp. MTN, 6.125%, 3/25/24	2,507,000	2,585,269
5.875%, 10/25/24	1,475,000	1,527,392
6.75%, 6/25/25	1,475,000	1,533,801
OneMain Finance Corp. 5.625%, 3/15/23	2,581,000	2,648,622
6.125%, 3/15/24	3,835,000	3,954,748
6.875%, 3/15/25	3,687,000	3,938,933
8.875%, 6/1/25	1,770,000	1,869,607
7.125%, 3/15/26	4,820,000	5,230,833
3.50%, 1/15/27	2,212,000	2,095,781
6.625%, 1/15/28	2,360,000	2,499,830
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 144A, 2.875%, 10/15/26	3,392,000	3,194,043
144A, 3.625%, 3/1/29	2,212,000	2,075,276
144A, 3.875%, 3/1/31	3,687,000	3,457,705
144A, 4.00%, 10/15/33	2,507,000	2,337,552
SLM Corp. 4.20%, 10/29/25	1,475,000	1,484,160
3.125%, 11/2/26	1,494,000	1,434,038

(Cost $51,370,954)		50,080,970

Insurance — 0.7%
HUB International Ltd., 144A, 7.00%, 5/1/26	4,926,000	4,963,930
MGIC Investment Corp., 5.25%, 8/15/28	1,917,000	1,944,720
Radian Group, Inc. 4.50%, 10/1/24	1,395,000	1,410,638
6.625%, 3/15/25	1,633,000	1,730,955
4.875%, 3/15/27	1,235,000	1,277,231

(Cost $11,504,356)		11,327,474

Real Estate — 0.3%
Howard Hughes Corp. 144A, 5.375%, 8/1/28	2,161,000	2,187,062
144A, 4.125%, 2/1/29	1,954,000	1,850,174
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A, 4.875%, 6/1/23	1,228,000	1,256,956

(Cost $5,351,527)		5,294,192

Real Estate Investment Trusts — 5.2%
Blackstone Mortgage Trust, Inc., 144A, 3.75%, 1/15/27	1,180,000	1,116,781
Diversified Healthcare Trust, 9.75%, 6/15/25	2,950,000	3,119,861
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	1,147,000	1,184,450
144A, 3.375%, 6/15/26	2,950,000	2,800,376
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	2,889,000	2,886,371
144A, 5.25%, 3/15/28	2,481,000	2,485,962

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
iStar, Inc. 4.75%, 10/1/24	$2,286,000	$2,303,042
4.25%, 8/1/25	1,609,000	1,597,174
5.50%, 2/15/26	1,180,000	1,209,146
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24 (a)	1,858,000	1,931,063
144A, 4.625%, 6/15/25	2,210,000	2,279,792
4.50%, 9/1/26 (a)	940,000	960,045
5.75%, 2/1/27	1,559,000	1,688,701
144A, 3.875%, 2/15/29 (a)	2,109,000	2,123,341
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	1,494,000	1,525,568
5.00%, 10/15/27	4,130,000	4,224,660
4.625%, 8/1/29	2,655,000	2,669,616
3.50%, 3/15/31	3,835,000	3,619,243
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 144A, 7.50%, 6/1/25	1,683,000	1,760,738
RLJ Lodging Trust LP, 144A, 3.75%, 7/1/26	1,475,000	1,438,567
SBA Communications Corp. 3.875%, 2/15/27	4,412,000	4,406,816
3.125%, 2/1/29	4,420,000	4,110,909
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	1,274,000	1,246,775
4.75%, 3/15/25	1,294,000	1,308,994
144A, 3.625%, 7/15/26	1,249,000	1,184,014
144A, 4.375%, 1/15/27	1,480,000	1,438,868
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.875%, 2/15/25	6,637,000	6,914,261
VICI Properties LP / VICI Note Co., Inc. 144A, 3.50%, 2/15/25	2,047,000	2,054,318
144A, 4.25%, 12/1/26	3,821,000	3,863,509
144A, 3.75%, 2/15/27	2,217,000	2,204,108
144A, 4.625%, 12/1/29	2,950,000	3,013,823
144A, 4.125%, 8/15/30	2,950,000	2,932,344
XHR LP, 144A, 6.375%, 8/15/25	1,444,000	1,488,858

(Cost $80,267,607)		79,092,094

Venture Capital — 0.6%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	3,239,000	3,218,481
6.375%, 12/15/25	2,202,000	2,234,700
6.25%, 5/15/26	3,682,000	3,713,610

(Cost $9,319,090)		9,166,791

Industrial — 7.6%
Aerospace/Defense — 2.3%
Howmet Aerospace, Inc. 5.125%, 10/1/24 (a)	3,392,000	3,563,228
6.875%, 5/1/25	1,778,000	1,960,419
3.00%, 1/15/29	2,065,000	1,962,679

	Principal Amount	Value
Aerospace/Defense (Continued)
Rolls-Royce PLC 144A, 3.625%, 10/14/25	$2,950,000	$2,884,510
144A, 5.75%, 10/15/27	2,950,000	3,044,356
Spirit AeroSystems, Inc. 144A, 5.50%, 1/15/25	1,475,000	1,517,590
144A, 7.50%, 4/15/25	3,540,000	3,676,290
TransDigm, Inc. 144A, 8.00%, 12/15/25	3,245,000	3,392,193
144A, 6.25%, 3/15/26	13,079,000	13,501,386

(Cost $35,799,112)		35,502,651

Building Materials — 0.5%
Builders FirstSource, Inc. 144A, 6.75%, 6/1/27	1,807,000	1,881,476
144A, 5.00%, 3/1/30	1,622,000	1,648,276
JELD-WEN, Inc., 144A, 4.625%, 12/15/25	1,180,000	1,159,674
Standard Industries, Inc., 144A, 5.00%, 2/15/27	2,507,000	2,525,765

(Cost $7,321,238)		7,215,191

Electrical Components & Equipment — 0.6%
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	4,425,000	4,642,666
144A, 7.25%, 6/15/28	3,908,000	4,170,578

(Cost $8,842,010)		8,813,244

Electronics — 0.7%
Sensata Technologies BV 144A, 4.875%, 10/15/23	1,475,000	1,513,490
144A, 5.625%, 11/1/24	1,180,000	1,244,664
144A, 5.00%, 10/1/25	2,065,000	2,137,895
144A, 4.00%, 4/15/29	2,950,000	2,837,177
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	1,314,000	1,280,079
144A, 3.75%, 2/15/31	2,212,000	2,060,721

(Cost $11,476,058)		11,074,026

Engineering & Construction — 0.1%
Fluor Corp., 4.25%, 9/15/28 (a) (Cost $1,785,787)	1,770,000	1,732,618

Environmental Control — 0.6%
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	1,357,000	1,356,817
144A, 3.75%, 8/1/25	2,389,000	2,368,001
144A, 5.125%, 12/15/26	1,509,000	1,542,485
144A, 3.50%, 9/1/28 (a)	2,212,000	2,115,402
Stericycle, Inc., 144A, 5.375%, 7/15/24	1,770,000	1,811,794

(Cost $9,312,982)		9,194,499

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc., 5.75%, 6/15/25
(Cost $1,222,143)	1,180,000	1,224,716

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Packaging & Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, 3.25%, 9/1/28	$1,770,000	$1,667,021
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	1,998,000	2,018,000
144A, 4.125%, 8/15/26	3,635,000	3,522,897
Ball Corp. 4.00%, 11/15/23	2,950,000	3,016,080
5.25%, 7/1/25	2,950,000	3,130,393
4.875%, 3/15/26	2,242,000	2,344,706
2.875%, 8/15/30	3,835,000	3,511,767
3.125%, 9/15/31	2,507,000	2,301,226
Berry Global, Inc., 144A, 5.625%, 7/15/27	1,475,000	1,513,180
Graphic Packaging International LLC 144A, 3.50%, 3/15/28	1,315,000	1,251,084
144A, 3.75%, 2/1/30	1,197,000	1,142,285
Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/23	2,065,000	2,103,481
Sealed Air Corp. 144A, 5.25%, 4/1/23	1,261,000	1,284,600
144A, 5.125%, 12/1/24	1,125,000	1,165,708
144A, 5.50%, 9/15/25	1,361,000	1,427,362
144A, 4.00%, 12/1/27	1,254,000	1,243,548
Silgan Holdings, Inc., 4.125%, 2/1/28	1,681,000	1,651,465
Trivium Packaging Finance BV, 144A, 5.50%, 8/15/26	3,097,000	3,128,868

(Cost $38,384,311)		37,423,671

Transportation — 0.2%
XPO Logistics, Inc., 144A, 6.25%, 5/1/25 (Cost $3,572,431)	3,448,000	3,582,644

Technology — 3.9%
Computers — 1.0%
Booz Allen Hamilton, Inc. 144A, 3.875%, 9/1/28	2,065,000	2,024,815
144A, 4.00%, 7/1/29	1,524,000	1,506,261
NCR Corp., 144A, 5.75%, 9/1/27	1,475,000	1,491,631
Seagate HDD Cayman 4.75%, 6/1/23	1,603,000	1,648,982
4.875%, 3/1/24	1,584,000	1,635,559
4.75%, 1/1/25	1,414,000	1,458,095
4.875%, 6/1/27 (a)	1,508,000	1,551,935
4.091%, 6/1/29	1,483,000	1,430,035
3.125%, 7/15/29	1,483,000	1,353,252
3.375%, 7/15/31	1,480,000	1,337,099

(Cost $15,822,229)		15,437,664

Office/Business Equipment — 0.4%
Xerox Corp., 4.375%, 3/15/23	2,950,000	2,983,261

	Principal Amount	Value
Office/Business Equipment (Continued)
Xerox Holdings Corp., 144A, 5.00%, 8/15/25 (a)	$2,242,000	$2,286,840

(Cost $5,280,035)		5,270,101

Semiconductors — 0.1%
ON Semiconductor Corp., 144A, 3.875%, 9/1/28 (Cost $1,984,698)	1,962,000	1,947,658

Software — 2.4%
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	2,960,000	2,809,588
CDK Global, Inc. 5.00%, 10/15/24	1,475,000	1,546,508
4.875%, 6/1/27	1,770,000	1,814,861
144A, 5.25%, 5/15/29	1,458,000	1,497,060
Fair Isaac Corp. 144A, 5.25%, 5/15/26	1,286,000	1,366,330
144A, 4.00%, 6/15/28	2,580,000	2,535,830
MSCI, Inc. 144A, 4.00%, 11/15/29 (a)	2,914,000	2,934,485
144A, 3.625%, 9/1/30	2,919,000	2,866,925
144A, 3.875%, 2/15/31	2,734,000	2,725,798
144A, 3.625%, 11/1/31	1,770,000	1,741,361
144A, 3.25%, 8/15/33	2,065,000	1,954,502
Open Text Corp., 144A, 3.875%, 2/15/28	2,655,000	2,567,199
PTC, Inc. 144A, 3.625%, 2/15/25	1,544,000	1,543,491
144A, 4.00%, 2/15/28	1,475,000	1,440,625
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	5,900,000	6,068,858
Twilio, Inc., 3.625%, 3/15/29 (a)	1,475,000	1,411,929

(Cost $37,577,461)		36,825,350

Utilities — 2.8%
Electric — 2.3%
Calpine Corp., 144A, 5.25%, 6/1/26	1,239,000	1,252,846
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/28	2,507,000	2,524,323
DPL, Inc., 4.125%, 7/1/25	1,221,000	1,216,373
FirstEnergy Corp.
Series B, 4.40%, 7/15/27	4,425,000	4,581,623
2.65%, 3/1/30	1,724,000	1,619,129
Series B, 2.25%, 9/1/30	1,394,000	1,266,860
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	2,065,000	2,108,097
144A, 3.875%, 10/15/26	1,419,000	1,404,342
144A, 4.50%, 9/15/27	1,674,000	1,685,107
NRG Energy, Inc. 5.75%, 1/15/28	2,472,000	2,530,685
144A, 3.375%, 2/15/29	1,548,000	1,440,259
144A, 5.25%, 6/15/29	2,048,000	2,092,984
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	3,050,000	3,101,865

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Electric (Continued)
144A, 5.625%, 2/15/27	$3,823,000	$3,921,786
144A, 5.00%, 7/31/27	3,835,000	3,867,943

(Cost $35,168,221)		34,614,222

Gas — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	1,991,000	2,033,518
5.50%, 5/20/25	2,065,000	2,104,018
5.875%, 8/20/26	1,991,000	2,030,820
5.75%, 5/20/27	1,549,000	1,567,015

(Cost $8,117,247)		7,735,371

TOTAL CORPORATE BONDS (Cost $1,540,524,601)		1,507,747,538

	Number of Shares	Value
SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $20,540,953)	20,540,953	$20,540,953

CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $13,841,389)	13,841,389	13,841,389

TOTAL INVESTMENTS — 100.7% (Cost $1,574,906,943)		$1,542,129,880
Other assets and liabilities, net — (0.7%)		(10,926,864)

NET ASSETS — 100.0%		$1,531,203,016

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
CORPORATE BONDS — 0.6%
Financial — 0.6%
Deutsche Bank AG , 3.73% (b)
1,672,217	2,022,115		—	—	(235,252)	40,950	—	3,687,000	3,459,080
Deutsche Bank AG , 5.88% (b)
—	1,639,302		—	—	(38,597)	5,604	—	1,475,000	1,600,705
Deutsche Bank AG , 3.74% (b)
—	3,536,487		—	—	(82,831)	8,929	—	3,687,000	3,453,656
SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
4,866,433	15,674,520	(e)	—	—	—	423	—	20,540,953	20,540,953
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
29,654,545	114,683,954		(130,497,110)	—	—	2,007	—	13,841,389	13,841,389

36,193,195	137,556,378		(130,497,110)	—	(356,680)	57,913	—	43,231,342	42,895,783

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $29,095,050, which is 1.9% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $9,610,830.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$1,507,747,538	$—	$1,507,747,538
Short-Term Investments (f)	34,382,342	—	—	34,382,342

TOTAL	$34,382,342	$1,507,747,538	$—	$1,542,129,880

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS — 99.8%
Xtrackers High Beta High Yield Bond ETF (a)	14,520	$661,774
Xtrackers USD High Yield Corporate Bond ETF (a)	743,858	28,504,638

TOTAL EXCHANGE-TRADED FUNDS (Cost $28,972,812)		29,166,412

CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $61,597)	61,597	61,597

TOTAL INVESTMENTS — 100.0% (Cost $29,034,409)		$29,228,009
Other assets and liabilities, net — (0.0)%		(1,775)

NET ASSETS — 100.0%		$29,226,234

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 2/10/2022 (Commenc- ement of Operations)	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
EXCHANGE-TRADED FUNDS — 99.8%
Xtrackers High Beta High Yield Bond ETF (a)
—	657,658	—	—	4,116	—	—	14,520	661,774
Xtrackers USD High Yield Corporate Bond ETF (a)
—	28,315,154	—	—	189,484	—	—	743,858	28,504,638
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
—	61,597	—	—	—	1	—	61,597	61,597

—	29,034,409	—	—	193,600	1	—	819,975	29,228,009

(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers Risk Managed USD High Yield Strategy ETF (Continued)

February 28, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$29,166,412	$—	$—	$29,166,412
Short-Term Investments (c)	61,597	—	—	61,597

TOTAL	$29,228,009	$—	$—	$29,228,009

(c)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

February 28, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.6%
Basic Materials — 1.9%
Chemicals — 1.0%
Consolidated Energy Finance SA, 144A, 6.50%, 5/15/26	$150,000	$150,035
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	115,000	109,954
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	244,000	247,348
144A, 5.00%, 5/1/25	150,000	151,706
TPC Group, Inc., 144A, 10.50%, 8/1/24 (a)	190,000	104,500
Tronox, Inc., 144A, 6.50%, 5/1/25 (b)	97,000	100,853

(Cost $952,104)		864,396

Iron/Steel — 0.2%
Cleveland-Cliffs, Inc. 144A, 9.875%, 10/17/25	124,000	137,791
144A, 6.75%, 3/15/26	79,000	83,414

(Cost $221,166)		221,205

Mining — 0.7%
Arconic Corp., 144A, 6.00%, 5/15/25	150,000	154,875
FMG Resources August 2006 Pty Ltd., 144A, 5.125%, 5/15/24	170,000	174,932
Hudbay Minerals, Inc., 144A, 4.50%, 4/1/26	85,000	82,234
Novelis Corp., 144A, 3.25%, 11/15/26	200,000	190,046

(Cost $621,067)		602,087

Communications — 15.8%
Advertising — 0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A, 6.25%, 6/15/25
(Cost $66,814)	65,000	67,351

Internet — 1.5%
NortonLifeLock, Inc. 3.95%, 6/15/22	376,000	373,637
144A, 5.00%, 4/15/25	130,000	130,391
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	150,000	149,232
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	175,000	182,175
144A, 8.00%, 11/1/26	450,000	478,456

(Cost $1,320,061)		1,313,891

Media — 5.6%
AMC Networks, Inc. 5.00%, 4/1/24	111,000	110,987
4.75%, 8/1/25 (b)	155,000	154,903
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 4.00%, 3/1/23	133,000	132,983
144A, 5.50%, 5/1/26	100,000	102,124

	Principal Amount	Value
Media (Continued)
CSC Holdings LLC 5.875%, 9/15/22	$219,000	$222,259
5.25%, 6/1/24	154,000	155,854
Diamond Sports Group LLC / Diamond Sports Finance Co., 144A, 5.375%, 8/15/26	626,000	257,737
DISH DBS Corp. 5.875%, 7/15/22	385,000	388,785
5.00%, 3/15/23	278,000	281,336
5.875%, 11/15/24	407,000	407,407
7.75%, 7/1/26	507,000	514,019
144A, 5.25%, 12/1/26	590,000	579,491
Gray Television, Inc., 144A, 5.875%, 7/15/26	160,000	163,794
iHeartCommunications, Inc., 6.375%, 5/1/26	130,000	134,218
Quebecor Media, Inc., 5.75%, 1/15/23	157,000	159,936
Radiate Holdco LLC / Radiate Finance, Inc., 144A, 4.50%, 9/15/26 (b)	174,000	166,461
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/26	270,000	258,217
TEGNA, Inc., 144A, 4.75%, 3/15/26	102,000	102,799
Univision Communications, Inc., 144A, 5.125%, 2/15/25	337,000	339,603
Videotron Ltd., 144A, 5.375%, 6/15/24	261,000	270,735

(Cost $5,123,939)		4,903,648

Telecommunications — 8.6%
CommScope Technologies LLC, 144A, 6.00%, 6/15/25	266,000	261,064
CommScope, Inc., 144A, 6.00%, 3/1/26	355,000	362,554
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	400,000	405,400
DKT Finance ApS, 144A, 9.375%, 6/17/23	200,000	201,023
Hughes Satellite Systems Corp. 5.25%, 8/1/26	125,000	128,553
6.625%, 8/1/26 (b)	160,000	166,848
Iliad Holding SASU, 144A, 6.50%, 10/15/26	250,000	249,056
Level 3 Financing, Inc. 5.375%, 5/1/25	160,000	160,637
5.25%, 3/15/26	160,000	160,507
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/22	246,000	246,417
Series W, 6.75%, 12/1/23	245,000	256,319
Series Y, 7.50%, 4/1/24	194,000	203,821
5.625%, 4/1/25	97,000	96,545
144A, 5.125%, 12/15/26	318,000	295,740
144A, 4.00%, 2/15/27	200,000	190,320
Sprint Communications, Inc., 6.00%, 11/15/22	457,000	470,335

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
Sprint Corp. 7.875%, 9/15/23	$993,000	$1,068,096
7.125%, 6/15/24	595,000	644,629
7.625%, 2/15/25	278,000	308,233
7.625%, 3/1/26	265,000	302,418
Telecom Italia SpA, 144A, 5.303%, 5/30/24	259,000	266,848
Telesat Canada / Telesat LLC, 144A, 5.625%, 12/6/26	130,000	95,796
T-Mobile USA, Inc. 4.00%, 4/15/22	324,000	324,162
2.25%, 2/15/26	200,000	193,229
2.625%, 4/15/26	235,000	229,895
VEON Holdings BV, 144A, 4.00%, 4/9/25	445,000	193,575
Viasat, Inc., 144A, 5.625%, 9/15/25	136,000	130,099

(Cost $8,054,677)		7,612,119

Consumer, Cyclical — 25.4%
Airlines — 2.8%
Air Canada, 144A, 3.875%, 8/15/26	282,000	274,636
American Airlines Group, Inc. 144A, 5.00%, 6/1/22	250,000	250,910
144A, 3.75%, 3/1/25 (b)	97,000	90,452
American Airlines, Inc., 144A, 11.75%, 7/15/25	484,000	588,205
Delta Air Lines, Inc. 3.80%, 4/19/23	115,000	116,002
2.90%, 10/28/24	245,000	242,180
7.375%, 1/15/26 (b)	284,000	317,049
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	237,252	240,498
United Airlines, Inc., 144A, 4.375%, 4/15/26	370,000	370,651

(Cost $2,497,786)		2,490,583

Apparel — 0.5%
Hanesbrands, Inc. 144A, 4.625%, 5/15/24	137,000	139,040
144A, 4.875%, 5/15/26	172,000	175,365
William Carter Co., 144A, 5.50%, 5/15/25	75,000	76,961

(Cost $401,821)		391,366

Auto Manufacturers — 4.0%
Ford Motor Co. 9.00%, 4/22/25	260,000	301,762
4.346%, 12/8/26	200,000	204,750
Ford Motor Credit Co. LLC MTN, 3.55%, 10/7/22	368,000	370,521
3.087%, 1/9/23	200,000	201,498
3.096%, 5/4/23	250,000	252,188
4.375%, 8/6/23	218,000	221,515
5.584%, 3/18/24	115,000	120,150
3.664%, 9/8/24	122,000	122,290

	Principal Amount	Value
Auto Manufacturers (Continued)
4.063%, 11/1/24	$200,000	$203,222
4.687%, 6/9/25	200,000	206,399
5.125%, 6/16/25	200,000	207,972
4.134%, 8/4/25	25,000	25,312
3.375%, 11/13/25	330,000	325,426
GMTN, 4.389%, 1/8/26	200,000	204,266
2.70%, 8/10/26	200,000	191,750
Jaguar Land Rover Automotive PLC 144A, 5.625%, 2/1/23	300,000	300,205
144A, 7.75%, 10/15/25	70,000	73,850

(Cost $3,560,236)		3,533,076

Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26 (b)	250,000	250,679
American Axle & Manufacturing, Inc., 6.25%, 3/15/26	60,000	60,932
Clarios Global LP, 144A, 6.75%, 5/15/25	134,000	139,203
Clarios Global LP / Clarios US Finance Co., 144A, 6.25%, 5/15/26	165,000	171,000
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	310,000	330,383
5.00%, 5/31/26	196,000	196,978
Tenneco, Inc., 5.00%, 7/15/26 (b)	97,000	96,890
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	246,000	249,990

(Cost $1,509,848)		1,496,055

Distribution/Wholesale — 0.6%
Avient Corp. 5.25%, 3/15/23	67,000	68,763
144A, 5.75%, 5/15/25	141,000	144,880
Wolverine Escrow LLC 144A, 8.50%, 11/15/24 (b)	149,000	125,406
144A, 9.00%, 11/15/26 (b)	180,000	180,297

(Cost $518,645)		519,346

Entertainment — 4.3%
AMC Entertainment Holdings, Inc., 144A, , 6/15/26 (b)	310,000	287,289
Banijay Entertainment SASU, 144A, 5.375%, 3/1/25	125,000	123,875
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/25	709,000	735,704
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	218,000	223,788
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A, 5.50%, 5/1/25	192,000	197,580
Cinemark USA, Inc., 144A, 5.875%, 3/15/26 (b)	78,000	76,908
International Game Technology PLC 144A, 6.50%, 2/15/25	175,000	186,143

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Entertainment (Continued)
144A, 4.125%, 4/15/26	$220,000	$216,973
144A, 6.25%, 1/15/27	200,000	212,268
Live Nation Entertainment, Inc., 144A, 4.875%, 11/1/24	126,000	127,484
Mohegan Gaming & Entertainment, 144A, 8.00%, 2/1/26	248,000	250,778
Scientific Games International, Inc. 144A, 8.625%, 7/1/25	52,000	55,172
144A, 5.00%, 10/15/25	330,000	333,703
144A, 8.25%, 3/15/26	225,000	234,513
Six Flags Entertainment Corp., 144A, 4.875%, 7/31/24	315,000	315,359
Six Flags Theme Parks, Inc., 144A, 7.00%, 7/1/25	134,000	139,862
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	50,000	51,567

(Cost $3,807,276)		3,768,966

Food Service — 0.5%
Aramark Services, Inc., 144A, 6.375%, 5/1/25 (Cost $424,577)	410,000	423,876

Home Builders — 0.2%
Meritage Homes Corp., 6.00%, 6/1/25 (Cost $176,007)	164,000	174,857

Housewares — 0.9%
Newell Brands, Inc. 4.35%, 4/1/23	189,000	193,085
4.875%, 6/1/25	68,000	71,647
4.70%, 4/1/26	505,000	523,332

(Cost $812,372)		788,064

Leisure Time — 3.4%
Carnival Corp. 144A, 10.50%, 2/1/26	150,000	168,568
144A, 7.625%, 3/1/26	329,000	338,539
Life Time, Inc. 144A, 5.75%, 1/15/26	179,000	178,288
144A, 8.00%, 4/15/26	100,000	99,938
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	300,000	281,630
144A, 5.875%, 3/15/26	200,000	193,700
144A, 5.875%, 2/15/27	200,000	200,125
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	155,000	156,336
144A, 10.875%, 6/1/23	194,000	208,461
144A, 9.125%, 6/15/23	185,000	193,316
144A, 11.50%, 6/1/25	358,000	396,174
144A, 4.25%, 7/1/26	110,000	104,344
144A, 5.50%, 8/31/26	300,000	297,524
Viking Cruises Ltd., 144A, 13.00%, 5/15/25	152,000	169,116

(Cost $3,015,992)		2,986,059

Lodging — 2.8%
Hilton Domestic Operating Co., Inc., 144A, 5.375%, 5/1/25	81,000	83,673

	Principal Amount	Value
Lodging (Continued)
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25	$200,000	$190,900
144A, 5.25%, 4/26/26	215,000	200,756
MGM Resorts International 7.75%, 3/15/22	345,000	346,116
6.00%, 3/15/23	232,000	239,540
6.75%, 5/1/25	91,000	94,286
5.75%, 6/15/25 (b)	192,000	199,200
4.625%, 9/1/26	120,000	119,848
Travel + Leisure Co. 3.90%, 3/1/23	77,000	77,286
144A, 6.625%, 7/31/26	126,000	134,684
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23	323,000	324,941
144A, 5.50%, 3/1/25	394,000	400,028

(Cost $2,439,658)		2,411,258

Retail — 3.6%
1011778 BC ULC / New Red Finance, Inc., 144A, 5.75%, 4/15/25	147,000	151,581
Carvana Co., 144A, 5.625%, 10/1/25	165,000	156,915
eG Global Finance PLC 144A, 6.75%, 2/7/25	200,000	200,251
144A, 8.50%, 10/30/25	90,000	91,078
Ferrellgas LP / Ferrellgas Finance Corp., 144A, 5.375%, 4/1/26	126,000	117,970
IRB Holding Corp., 144A, 7.00%, 6/15/25	337,000	352,499
Macy’s Retail Holdings LLC, 2.875%, 2/15/23	171,000	171,000
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	204,000	210,222
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	130,000	130,325
Penske Automotive Group, Inc., 3.50%, 9/1/25	150,000	148,693
QVC, Inc. 4.375%, 3/15/23	139,000	141,600
4.85%, 4/1/24	116,000	117,302
4.45%, 2/15/25	116,000	115,555
4.75%, 2/15/27	50,000	46,581
Rite Aid Corp. 144A, 7.50%, 7/1/25	220,000	211,645
144A, 8.00%, 11/15/26	185,000	176,112
Staples, Inc., 144A, 7.50%, 4/15/26	500,000	495,312
Yum! Brands, Inc., 144A, 7.75%, 4/1/25	125,000	130,322

(Cost $3,221,439)		3,164,963

Toys/Games/Hobbies — 0.1%
Mattel, Inc., 144A, 3.375%, 4/1/26 (Cost $121,364)	118,000	117,343

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Consumer, Non-cyclical — 15.0%
Agriculture — 0.1%
Vector Group Ltd., 144A, 10.50%, 11/1/26 (Cost $113,688)	$110,000	$113,125

Commercial Services — 2.8%
ADT Security Corp., 4.125%, 6/15/23	218,000	222,425
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A, 6.625%, 7/15/26	359,000	368,083
Block, Inc., 144A, 2.75%, 6/1/26	230,000	223,400
CoreCivic, Inc., 8.25%, 4/15/26 (b)	140,000	142,365
Garda World Security Corp., 144A, 4.625%, 2/15/27	125,000	121,293
Grand Canyon University, 4.125%, 10/1/24 (b)	115,000	116,559
Hertz Corp., 144A, 4.625%, 12/1/26	100,000	95,357
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25 (b)	132,000	133,165
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	112,000	114,387
144A, 5.75%, 4/15/26	243,000	249,674
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/25	100,000	101,690
RR Donnelley & Sons Co., 144A, 6.125%, 11/1/26	179,000	190,859
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	189,000	213,390
144A, 7.375%, 9/1/25	167,000	173,263

(Cost $2,502,880)		2,465,910

Cosmetics/Personal Care — 0.3%
Coty, Inc. 144A, 5.00%, 4/15/26	174,000	173,763
144A, 6.50%, 4/15/26 (b)	127,000	129,206

(Cost $304,912)		302,969

Food — 2.0%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.50%, 2/15/23	117,000	117,455
144A, 3.25%, 3/15/26	195,000	187,980
144A, 7.50%, 3/15/26	150,000	159,182
144A, 4.625%, 1/15/27	280,000	281,576
B&G Foods, Inc., 5.25%, 4/1/25 (b)	220,000	221,374
Kraft Heinz Foods Co., 3.00%, 6/1/26	390,000	390,224
Sigma Holdco BV, 144A, 7.875%, 5/15/26 (b)	105,000	92,572
US Foods, Inc., 144A, 6.25%, 4/15/25	269,000	278,746

(Cost $1,768,457)		1,729,109

	Principal Amount	Value
Healthcare-Services — 4.9%
CHS/Community Health Systems, Inc., 144A, 8.00%, 3/15/26	$457,000	$474,786
Envision Healthcare Corp., 144A, 8.75%, 10/15/26	245,000	130,276
HCA, Inc. 5.875%, 5/1/23	232,000	241,541
5.375%, 2/1/25	522,000	553,388
5.875%, 2/15/26	328,000	354,872
5.375%, 9/1/26	250,000	269,307
IQVIA, Inc., 144A, 5.00%, 10/15/26	225,000	230,065
Legacy LifePoint Health LLC 144A, 6.75%, 4/15/25	136,000	140,960
144A, 4.375%, 2/15/27	150,000	142,321
ModivCare, Inc., 144A, 5.875%, 11/15/25	120,000	120,575
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	100,000	104,990
Select Medical Corp., 144A, 6.25%, 8/15/26	277,000	278,316
Tenet Healthcare Corp. 6.75%, 6/15/23	357,000	371,662
4.625%, 7/15/24	90,000	90,437
144A, 4.625%, 9/1/24	131,000	132,919
144A, 4.875%, 1/1/26	539,000	541,070
144A, 6.25%, 2/1/27	100,000	102,954

(Cost $4,360,510)		4,280,439

Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 144A, 5.00%, 12/31/26 (Cost $98,920)	101,000	91,268

Pharmaceuticals — 4.8%
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	300,000	310,719
144A, 8.50%, 1/31/27	400,000	405,792
Bausch Health Cos., Inc. 144A, 6.125%, 4/15/25	513,000	515,886
144A, 5.50%, 11/1/25	328,000	329,230
144A, 9.00%, 12/15/25	291,000	300,424
144A, 6.125%, 2/1/27	150,000	151,432
Elanco Animal Health, Inc., 5.772%, 8/28/23	147,000	151,601
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	100,000	99,922
4.375%, 3/15/26	200,000	200,744
Teva Pharmaceutical Finance Co. BV, 2.95%, 12/18/22	189,000	188,783
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	297,000	291,268
6.00%, 4/15/24	190,000	193,661
7.125%, 1/31/25	386,000	405,813
3.15%, 10/1/26	706,000	641,577

(Cost $4,248,312)		4,186,852

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Energy — 13.4%
Energy-Alternate Sources — 0.3%
TerraForm Power Operating LLC, 144A, 4.25%, 1/31/23 (Cost $275,040)	$271,000	$271,660

Oil & Gas — 7.9%
Antero Resources Corp., 5.00%, 3/1/25	100,000	101,250
Apache Corp., 4.625%, 11/15/25	100,000	103,358
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A, 7.00%, 11/1/26	120,000	118,704
Callon Petroleum Co., 6.125%, 10/1/24	88,000	87,758
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	200,000	210,844
Chesapeake Energy Corp., 144A, 5.50%, 2/1/26	130,000	133,750
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	251,000	252,699
CITGO Petroleum Corp., 144A, 7.00%, 6/15/25	418,000	418,479
CrownRock LP / CrownRock Finance, Inc., 144A, 5.625%, 10/15/25	230,000	232,890
CVR Energy, Inc., 144A, 5.25%, 2/15/25 (b)	27,000	26,173
Endeavor Energy Resources LP / EER Finance, Inc., 144A, 6.625%, 7/15/25	116,000	121,370
EQT Corp. 6.625%, 2/1/25	174,000	188,157
144A, 3.125%, 5/15/26	91,000	89,608
Laredo Petroleum, Inc., 9.50%, 1/15/25	169,000	174,176
Leviathan Bond Ltd. 144A, REGS, 5.75%, 6/30/23	87,000	87,791
144A, REGS, 6.125%, 6/30/25	208,000	212,966
Matador Resources Co., 5.875%, 9/15/26	310,000	315,037
MEG Energy Corp., 144A, 7.125%, 2/1/27	250,000	261,525
Moss Creek Resources Holdings, Inc., 144A, 7.50%, 1/15/26	186,000	164,948
Murphy Oil Corp., 5.75%, 8/15/25	100,000	101,999
Nabors Industries Ltd., 144A, 7.25%, 1/15/26	110,000	107,430
Nabors Industries, Inc., 5.75%, 2/1/25	119,000	114,359
Occidental Petroleum Corp. 6.95%, 7/1/24	150,000	162,936
2.90%, 8/15/24	256,000	256,620
8.00%, 7/15/25	50,000	56,632
5.875%, 9/1/25	264,000	283,494

	Principal Amount	Value
Oil & Gas (Continued)
5.50%, 12/1/25	$100,000	$107,593
5.55%, 3/15/26	194,000	208,363
3.40%, 4/15/26	175,000	175,230
3.20%, 8/15/26	150,000	150,222
3.00%, 2/15/27	150,000	146,522
PBF Holding Co. LLC / PBF Finance Corp. 144A, 9.25%, 5/15/25 (b)	282,000	285,683
7.25%, 6/15/25 (b)	130,000	109,436
Puma International Financing SA 144A, 5.125%, 10/6/24	200,000	196,494
144A, 5.00%, 1/24/26	200,000	196,272
Range Resources Corp. 5.00%, 3/15/23	197,000	199,663
4.875%, 5/15/25	151,000	153,142
SM Energy Co. 144A, 10.00%, 1/15/25	174,000	190,998
6.625%, 1/15/27 (b)	100,000	101,121
Transocean, Inc. 144A, 7.25%, 11/1/25	136,000	105,858
144A, 7.50%, 1/15/26	111,000	86,206
144A, 11.50%, 1/30/27	140,000	140,263

(Cost $6,805,089)		6,938,019

Oil & Gas Services — 0.4%
TechnipFMC PLC, 144A, 6.50%, 2/1/26	109,000	112,684
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	212,000	213,190

(Cost $332,271)		325,874

Pipelines — 4.8%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 7.875%, 5/15/26	75,000	80,721
Buckeye Partners LP 4.15%, 7/1/23	68,000	68,916
144A, 4.125%, 3/1/25	98,000	96,778
3.95%, 12/1/26	203,000	196,208
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	50,000	50,377
DCP Midstream Operating LP 3.875%, 3/15/23	73,000	73,910
5.375%, 7/15/25	162,000	171,768
EnLink Midstream Partners LP 4.40%, 4/1/24	180,000	183,544
4.15%, 6/1/25	50,000	50,129
4.85%, 7/15/26	166,000	168,279
EQM Midstream Partners LP 4.75%, 7/15/23	100,000	100,634
4.00%, 8/1/24	25,000	24,531
144A, 6.00%, 7/1/25	170,000	173,623
4.125%, 12/1/26	120,000	114,806
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	110,000	107,363

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
8.00%, 1/15/27	$210,000	$212,625
Hess Midstream Operations LP, 144A, 5.625%, 2/15/26	147,000	150,861
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	282,000	271,612
144A, 6.50%, 9/30/26	310,000	297,192
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	420,000	422,226
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23 (b)	116,000	111,539
NuStar Logistics LP 5.75%, 10/1/25	131,000	136,579
6.00%, 6/1/26	150,000	152,599
Rockies Express Pipeline LLC, 144A, 3.60%, 5/15/25	54,000	52,987
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A, 7.50%, 10/1/25	113,000	118,810
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.875%, 4/15/26	78,000	80,623
Western Midstream Operating LP 4.00%, 7/1/22	250,000	250,281
3.60%, 2/1/25	200,000	201,111
4.65%, 7/1/26	83,000	86,109

(Cost $4,231,677)		4,206,741

Financial — 12.9%
Banks — 1.9%
Commerzbank AG, 144A, 8.125%, 9/19/23	286,000	307,672
Freedom Mortgage Corp. 144A, 8.125%, 11/15/24	92,000	91,929
144A, 8.25%, 4/15/25	111,000	110,927
144A, 7.625%, 5/1/26	142,000	136,587
144A, 6.625%, 1/15/27	142,000	131,268
Intesa Sanpaolo SpA 144A, 5.017%, 6/26/24	500,000	515,327
144A, 5.71%, 1/15/26	340,000	358,938

(Cost $1,678,745)		1,652,648

Diversified Financial Services — 3.8%
Ally Financial, Inc., 5.75%, 11/20/25	180,000	191,919
LD Holdings Group LLC, 144A, 6.50%, 11/1/25	95,000	90,418
Nationstar Mortgage Holdings, Inc., 144A, 6.00%, 1/15/27	120,000	121,952
Navient Corp. 5.50%, 1/25/23	181,000	185,031
MTN, 6.125%, 3/25/24	165,000	170,151
5.875%, 10/25/24	91,000	94,232
6.75%, 6/25/25	110,000	114,385
6.75%, 6/15/26	140,000	145,426
OneMain Finance Corp. 5.625%, 3/15/23	197,000	202,161

	Principal Amount	Value
Diversified Financial Services (Continued)
6.125%, 3/15/24	$241,000	$248,525
6.875%, 3/15/25	265,000	283,107
8.875%, 6/1/25	230,000	242,943
7.125%, 3/15/26	296,000	321,230
3.50%, 1/15/27	150,000	142,119
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/25	126,000	125,512
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144A, 2.875%, 10/15/26	240,000	225,994
SLM Corp. 4.20%, 10/29/25	200,000	201,242
3.125%, 11/2/26	100,000	95,987
United Wholesale Mortgage LLC, 144A, 5.50%, 11/15/25	145,000	139,758

(Cost $3,420,428)		3,342,092

Insurance — 1.0%
Acrisure LLC / Acrisure Finance, Inc., 144A, 7.00%, 11/15/25	209,000	207,134
AssuredPartners, Inc., 144A, 7.00%, 8/15/25	226,000	223,966
HUB International Ltd., 144A, 7.00%, 5/1/26	250,000	251,925
Radian Group, Inc., 6.625%, 3/15/25	210,000	222,597

(Cost $914,466)		905,622

Real Estate — 0.4%
Realogy Group LLC / Realogy Co.-Issuer Corp., 144A, 4.875%, 6/1/23	62,000	63,462
WeWork Cos. LLC / WW Co.-Obligor, Inc., 144A, 5.00%, 7/10/25	125,000	105,235
WeWork Cos., Inc., 144A, 7.875%, 5/1/25 (b)	150,000	136,022

(Cost $308,332)		304,719

Real Estate Investment Trusts — 5.0%
Blackstone Mortgage Trust, Inc., 144A, 3.75%, 1/15/27	159,000	150,482
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A, 5.75%, 5/15/26 (b)	218,000	215,506
Diversified Healthcare Trust, 9.75%, 6/15/25	263,000	278,144
HAT Holdings I LLC / HAT Holdings II LLC, 144A, 3.375%, 6/15/26	250,000	237,320
iStar, Inc. 4.75%, 10/1/24	159,000	160,185
4.25%, 8/1/25 (b)	107,000	106,214
5.50%, 2/15/26	85,000	87,099
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, 2/1/27	125,000	121,943

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	$102,000	$106,011
144A, 4.625%, 6/15/25	122,000	125,853
4.50%, 9/1/26	100,000	102,132
5.75%, 2/1/27	100,000	108,319
RLJ Lodging Trust LP, 144A, 3.75%, 7/1/26	115,000	112,159
SBA Communications Corp., 3.875%, 2/15/27	250,000	249,706
Service Properties Trust 5.00%, 8/15/22	168,000	167,562
4.35%, 10/1/24	145,000	139,014
7.50%, 9/15/25	211,000	221,867
4.75%, 10/1/26	100,000	92,673
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	70,000	68,504
4.75%, 3/15/25	70,000	70,811
144A, 3.625%, 7/15/26	150,000	142,196
144A, 4.375%, 1/15/27	100,000	97,221
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A, 7.875%, 2/15/25	522,000	543,807
VICI Properties LP / VICI Note Co., Inc. 144A, 3.50%, 2/15/25	204,000	204,729
144A, 4.25%, 12/1/26	215,000	217,392
144A, 3.75%, 2/15/27	150,000	149,128
XHR LP, 144A, 6.375%, 8/15/25	97,000	100,013

(Cost $4,447,983)		4,375,990

Venture Capital — 0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	293,000	291,144
6.375%, 12/15/25	175,000	177,599
6.25%, 5/15/26	235,000	237,017

(Cost $715,593)		705,760

Industrial — 9.6%
Aerospace/Defense — 4.0%
Bombardier, Inc. 144A, 7.50%, 12/1/24	200,000	207,215
144A, 7.50%, 3/15/25	291,000	290,580
144A, 7.125%, 6/15/26	282,000	281,938
Howmet Aerospace, Inc. 5.125%, 10/1/24 (b)	256,000	268,923
6.875%, 5/1/25	175,000	192,955
Rolls-Royce PLC, 144A, 3.625%, 10/14/25	186,000	181,871
Spirit AeroSystems, Inc. 144A, 5.50%, 1/15/25	130,000	133,754
144A, 7.50%, 4/15/25	145,000	150,582
TransDigm, Inc. 144A, 8.00%, 12/15/25	195,000	203,845
144A, 6.25%, 3/15/26	1,015,000	1,047,779

	Principal Amount	Value
Aerospace/Defense (Continued)
6.375%, 6/15/26	$205,000	$209,232
Triumph Group, Inc. 144A, 8.875%, 6/1/24	138,000	147,401
144A, 6.25%, 9/15/24	71,000	70,539
7.75%, 8/15/25 (b)	118,000	118,561

(Cost $3,456,614)		3,505,175

Building Materials — 0.1%
JELD-WEN, Inc., 144A, 4.625%, 12/15/25 (Cost $95,875)	95,000	93,364

Electrical Components & Equipment — 0.4%
WESCO Distribution, Inc., 144A, 7.125%, 6/15/25 (Cost $340,733)	325,000	340,987

Electronics — 0.3%
Sensata Technologies BV 144A, 4.875%, 10/15/23	76,000	77,983
144A, 5.625%, 11/1/24	66,000	69,617
144A, 5.00%, 10/1/25	156,000	161,507

(Cost $315,072)		309,107

Engineering & Construction — 0.2%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25 (b) (Cost $200,709)	203,000	186,598

Environmental Control — 0.6%
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	282,000	281,962
144A, 3.75%, 8/1/25	130,000	128,857
Stericycle, Inc., 144A, 5.375%, 7/15/24	149,000	152,518

(Cost $570,184)		563,337

Miscellaneous Manufacturing — 0.5%
FXI Holdings, Inc. 144A, 7.875%, 11/1/24	140,000	138,070
144A, 12.25%, 11/15/26	160,000	171,402
Hillenbrand, Inc., 5.75%, 6/15/25	94,000	97,562

(Cost $412,528)		407,034

Packaging & Containers — 3.0%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	215,000	217,152
144A, 4.125%, 8/15/26	265,000	256,827
Ball Corp. 4.00%, 11/15/23	185,000	189,144
5.25%, 7/1/25	250,000	265,288
4.875%, 3/15/26	139,000	145,368
Flex Acquisition Co., Inc., 144A, 6.875%, 1/15/25	206,000	206,678
LABL, Inc., 144A, 6.75%, 7/15/26	185,000	185,682
Mauser Packaging Solutions Holding Co. 144A, 5.50%, 4/15/24	425,000	423,300

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
144A, 7.25%, 4/15/25	$250,000	$246,071
Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/23	136,000	138,534
Sealed Air Corp. 144A, 5.125%, 12/1/24	50,000	51,809
144A, 5.50%, 9/15/25	100,000	104,876
Trivium Packaging Finance BV, 144A, 5.50%, 8/15/26	200,000	202,058

(Cost $2,670,328)		2,632,787

Transportation — 0.3%
XPO Logistics, Inc., 144A, 6.25%, 5/1/25 (Cost $247,091)	238,000	247,294

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 144A, 6.50%, 10/1/25 (Cost $188,065)	185,000	187,521

Technology — 2.8%
Computers — 1.1%
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (b)	33,000	32,556
144A, 9.375%, 7/15/25	145,000	151,164
Exela Intermediate LLC / Exela Finance, Inc., 144A, 11.50%, 7/15/26 (b)	236,000	139,240
Seagate HDD Cayman 4.75%, 6/1/23	110,000	113,155
4.875%, 3/1/24	97,000	100,157
4.75%, 1/1/25	113,000	116,524
Vericast Corp., 144A, 11.00%, 9/15/26	277,000	283,233

(Cost $956,628)		936,029

Office/Business Equipment — 0.4%
Xerox Corp., 4.375%, 3/15/23	185,000	187,086
Xerox Holdings Corp., 144A, 5.00%, 8/15/25 (b)	147,000	149,940

(Cost $337,795)		337,026

Semiconductors — 0.1%
ams-OSRAM AG, 144A, 7.00%, 7/31/25 (Cost $132,174)	125,000	129,695

Software — 1.2%
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	137,000	141,932
CDK Global, Inc., 5.00%, 10/15/24 (b)	87,000	91,218
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	260,000	258,765
Fair Isaac Corp., 144A, 5.25%, 5/15/26	80,000	84,997

	Principal Amount	Value
Software (Continued)
PTC, Inc., 144A, 3.625%, 2/15/25	$162,000	$161,946
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	353,000	349,576

(Cost $1,103,751)		1,088,434

Utilities — 1.8%
Electric — 1.3%
Calpine Corp., 144A, 5.25%, 6/1/26	84,000	84,939
DPL, Inc., 4.125%, 7/1/25	80,000	79,697
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/24	350,000	357,304
Talen Energy Supply LLC 6.50%, 6/1/25	115,000	47,338
144A, 10.50%, 1/15/26	120,000	54,209
TransAlta Corp., 4.50%, 11/15/22	69,000	69,427
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	230,000	233,911
144A, 5.625%, 2/15/27	200,000	205,168

(Cost $1,176,259)		1,131,993

Gas — 0.5%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	121,000	123,584
5.50%, 5/20/25	107,000	109,022
5.875%, 8/20/26	175,000	178,500

(Cost $435,741)		411,106

TOTAL CORPORATE BONDS (Cost $88,033,699)		86,556,793

	Number of Shares
SECURITIES LENDING COLLATERAL — 4.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d) (Cost $3,496,240)	3,496,240	3,496,240

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c) (Cost $346,281)	346,281	346,281

TOTAL INVESTMENTS — 103.0% (Cost $91,876,220)		$90,399,314
Other assets and liabilities, net — (3.0%)		(2,598,530)

NET ASSETS — 100.0%		$87,800,784

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF (Continued)

February 28, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)		Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 4.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (c)(d)
1,323,612	2,172,628	(e)	—	—	—	119	—	3,496,240	3,496,240

CASH EQUIVALENTS — 0.4%
DWS Government Money Market Series “Institutional Shares”, 0.04% (c)
5,311,866	12,755,308		(17,720,893)	—	—	549	—	346,281	346,281

6,635,478	14,927,936		(17,720,893)	—	—	668	—	3,842,521	3,842,521

(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $4,335,578, which is 4.9% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,011,020.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$86,556,793	$—	$86,556,793
Short-Term Investments (f)	3,842,521	—	—	3,842,521

TOTAL	$3,842,521	$86,556,793	$—	$90,399,314

(f)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF

February 28, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS — 98.3%
Basic Materials — 3.2%
Chemicals — 1.7%
Ashland LLC, 144A, 3.375%, 9/1/31	$1,812,000	$1,669,885
ASP Unifrax Holdings, Inc. 144A, 5.25%, 9/30/28	3,460,000	3,318,763
144A, 7.50%, 9/30/29 (a)	1,700,000	1,554,047
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/29	2,975,000	2,718,971
Chemours Co. 5.375%, 5/15/27 (a)	2,175,000	2,185,875
144A, 5.75%, 11/15/28	3,475,000	3,419,261
144A, 4.625%, 11/15/29	2,762,000	2,562,584
Consolidated Energy Finance SA 144A, 6.50%, 5/15/26 (a)	1,853,000	1,853,426
144A, 5.625%, 10/15/28	2,231,000	2,064,902
INEOS Quattro Finance 2 PLC, 144A, 3.375%, 1/15/26	2,135,000	2,041,327
Methanex Corp. 5.125%, 10/15/27	3,050,000	3,101,621
5.25%, 12/15/29 (a)	2,975,000	3,010,402
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24	4,462,000	4,523,219
144A, 5.00%, 5/1/25	2,111,000	2,135,013
144A, 5.25%, 6/1/27	4,327,000	4,345,303
144A, 4.25%, 5/15/29 (a)	2,479,000	2,327,187
Olin Corp. 5.125%, 9/15/27	2,292,000	2,323,469
5.625%, 8/1/29	3,331,000	3,480,379
5.00%, 2/1/30	2,019,000	2,037,686
Olympus Water US Holding Corp. 144A, 4.25%, 10/1/28	3,463,000	3,233,749
144A, 6.25%, 10/1/29 (a)	1,750,000	1,607,655
SCIH Salt Holdings, Inc. 144A, 4.875%, 5/1/28	4,975,000	4,763,563
144A, 6.625%, 5/1/29 (a)	2,975,000	2,800,412
TPC Group, Inc., 144A, 10.50%, 8/1/24 (b)	1,900,000	1,045,000
Tronox, Inc. 144A, 6.50%, 5/1/25	2,125,000	2,209,416
144A, 4.625%, 3/15/29	4,568,000	4,311,941
Valvoline, Inc. 144A, 4.25%, 2/15/30	2,556,000	2,425,133
144A, 3.625%, 6/15/31	2,349,000	2,107,675
WR Grace Holdings LLC 144A, 4.875%, 6/15/27	3,156,000	3,156,852
144A, 5.625%, 8/15/29	4,908,000	4,711,680

(Cost $88,784,351)		83,046,396

Forest Products & Paper — 0.1%
Mercer International, Inc., 5.125%, 2/1/29 (Cost $3,813,941)	3,706,000	3,629,536

Iron/Steel — 0.3%
Cleveland-Cliffs, Inc. 144A, 9.875%, 10/17/25	2,581,000	2,868,059

	Principal Amount	Value
Iron/Steel (Continued)
144A, 6.75%, 3/15/26	$3,591,000	$3,791,629
5.875%, 6/1/27	2,458,000	2,534,935
144A, 4.625%, 3/1/29 (a)	2,125,000	2,054,121
144A, 4.875%, 3/1/31 (a)	2,125,000	2,053,834
United States Steel Corp., 6.875%, 3/1/29 (a)	3,187,000	3,278,706

(Cost $16,984,269)		16,581,284

Mining — 1.1%
Alcoa Nederland Holding BV 144A, 5.50%, 12/15/27	3,302,000	3,446,578
144A, 6.125%, 5/15/28	2,125,000	2,239,304
144A, 4.125%, 3/31/29	2,135,000	2,144,059
Arconic Corp. 144A, 6.00%, 5/15/25	2,959,000	3,055,167
144A, 6.125%, 2/15/28	3,896,000	3,989,446
Constellium SE, 144A, 3.75%, 4/15/29	2,135,000	1,965,470
FMG Resources August 2006 Pty Ltd. 144A, 5.125%, 5/15/24	3,187,000	3,279,455
144A, 4.50%, 9/15/27	2,571,000	2,575,319
144A, 4.375%, 4/1/31	6,479,000	6,297,750
Hudbay Minerals, Inc. 144A, 4.50%, 4/1/26	2,589,000	2,504,741
144A, 6.125%, 4/1/29 (a)	2,550,000	2,610,907
Kaiser Aluminum Corp. 144A, 4.625%, 3/1/28	2,149,000	2,032,707
144A, 4.50%, 6/1/31	2,363,000	2,131,863
Novelis Corp. 144A, 3.25%, 11/15/26	3,237,000	3,075,894
144A, 4.75%, 1/30/30	6,700,000	6,568,177
144A, 3.875%, 8/15/31	3,237,000	2,986,408

(Cost $53,785,150)		50,903,245

Communications — 18.7%
Advertising — 0.8%
Clear Channel Outdoor Holdings, Inc. 144A, 5.125%, 8/15/27	5,285,000	5,286,585
144A, 7.75%, 4/15/28	4,387,000	4,555,900
144A, 7.50%, 6/1/29	4,462,000	4,632,738
Lamar Media Corp. 3.75%, 2/15/28	2,632,000	2,533,300
4.00%, 2/15/30	2,337,000	2,245,588
3.625%, 1/15/31	2,337,000	2,197,423
Midas OpCo Holdings LLC, 144A, 5.625%, 8/15/29	4,675,000	4,587,391
Outfront Media Capital LLC / Outfront Media Capital Corp. 144A, 6.25%, 6/15/25	1,609,000	1,667,189
144A, 5.00%, 8/15/27	2,906,000	2,872,218
144A, 4.25%, 1/15/29	2,125,000	2,029,449
144A, 4.625%, 3/15/30	2,125,000	2,013,342
Terrier Media Buyer, Inc., 144A, 8.875%, 12/15/27	4,413,000	4,528,312

(Cost $40,489,287)		39,149,435

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Internet — 1.2%
Arches Buyer, Inc. 144A, 4.25%, 6/1/28	$4,037,000	$3,827,258
144A, 6.125%, 12/1/28	2,125,000	1,992,825
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 144A, 5.25%, 12/1/27	2,496,000	2,542,987
144A, 3.50%, 3/1/29	3,400,000	3,203,820
Match Group Holdings II LLC 144A, 5.00%, 12/15/27	1,822,000	1,824,241
144A, 4.625%, 6/1/28 (a)	2,122,000	2,132,037
144A, 4.125%, 8/1/30	2,147,000	2,081,764
144A, 3.625%, 10/1/31	2,260,000	2,110,885
NortonLifeLock, Inc., 144A, 5.00%, 4/15/25	4,775,000	4,789,373
Photo Holdings Merger Sub, Inc., 144A, 8.50%, 10/1/26	3,336,000	3,318,920
Twitter, Inc., 144A, 3.875%, 12/15/27 (a)	2,975,000	2,929,780
Uber Technologies, Inc. 144A, 7.50%, 5/15/25	4,250,000	4,424,250
144A, 8.00%, 11/1/26	6,431,000	6,837,664
144A, 7.50%, 9/15/27	5,144,000	5,471,441
144A, 6.25%, 1/15/28 (a)	2,267,000	2,317,554
144A, 4.50%, 8/15/29	6,375,000	6,115,378

(Cost $57,763,382)		55,920,177

Media — 9.7%
Altice Financing SA 144A, 5.00%, 1/15/28	5,180,000	4,673,344
144A, 5.75%, 8/15/29	8,648,000	7,891,214
AMC Networks, Inc. 5.00%, 4/1/24	1,896,000	1,895,772
4.75%, 8/1/25	3,400,000	3,397,875
4.25%, 2/15/29	4,350,000	4,079,495
Audacy Capital Corp. 144A, 6.50%, 5/1/27 (a)	1,997,000	1,899,626
144A, 6.75%, 3/31/29 (a)	2,295,000	2,178,643
Cable One, Inc., 144A, 4.00%, 11/15/30 (a)	2,762,000	2,558,275
CCO Holdings LLC / CCO Holdings Capital Corp. 144A, 4.00%, 3/1/23	2,141,000	2,140,732
144A, 5.50%, 5/1/26	3,187,000	3,254,692
144A, 5.125%, 5/1/27	14,211,000	14,384,801
144A, 5.00%, 2/1/28	10,624,000	10,663,043
144A, 5.375%, 6/1/29	6,375,000	6,465,589
144A, 4.75%, 3/1/30	12,962,000	12,725,638
144A, 4.50%, 8/15/30	11,687,000	11,210,054
144A, 4.25%, 2/1/31	12,899,000	12,107,259
144A, 4.75%, 2/1/32	5,100,000	4,958,296
4.50%, 5/1/32	12,337,000	11,717,498
144A, 4.50%, 6/1/33	7,437,000	6,983,157
144A, 4.25%, 1/15/34	8,549,000	7,843,003
CSC Holdings LLC 5.25%, 6/1/24	3,187,000	3,225,371
144A, 5.50%, 4/15/27	5,567,000	5,559,819
144A, 5.375%, 2/1/28	4,359,000	4,250,025

	Principal Amount	Value
Media (Continued)
144A, 7.50%, 4/1/28	$4,445,000	$4,443,978
144A, 6.50%, 2/1/29	7,437,000	7,541,676
144A, 5.75%, 1/15/30	9,873,000	8,719,217
144A, 4.125%, 12/1/30	4,675,000	4,204,578
144A, 4.625%, 12/1/30	9,886,000	8,249,743
144A, 3.375%, 2/15/31	4,280,000	3,651,921
144A, 4.50%, 11/15/31	6,375,000	5,810,175
144A, 5.00%, 11/15/31	2,350,000	1,959,148
Diamond Sports Group LLC / Diamond Sports Finance Co. 144A, 5.375%, 8/15/26	12,962,000	5,336,715
144A, 6.625%, 8/15/27	7,411,000	1,797,167
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 144A, 5.875%, 8/15/27	15,624,000	15,648,842
DISH DBS Corp. 5.00%, 3/15/23	6,575,000	6,653,900
5.875%, 11/15/24	8,906,000	8,914,906
7.75%, 7/1/26	8,581,000	8,699,804
144A, 5.25%, 12/1/26	11,897,000	11,685,085
7.375%, 7/1/28 (a)	4,245,000	3,997,856
144A, 5.75%, 12/1/28	10,574,000	10,141,259
5.125%, 6/1/29	6,474,000	5,474,026
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31	5,525,000	5,270,242
Gray Television, Inc. 144A, 5.875%, 7/15/26	3,075,000	3,147,924
144A, 7.00%, 5/15/27	3,148,000	3,317,016
144A, 4.75%, 10/15/30	3,400,000	3,192,073
iHeartCommunications, Inc. 6.375%, 5/1/26	3,362,004	3,471,101
8.375%, 5/1/27	6,274,305	6,542,343
144A, 5.25%, 8/15/27	3,187,000	3,178,395
144A, 4.75%, 1/15/28	2,163,000	2,095,179
LCPR Senior Secured Financing DAC 144A, 6.75%, 10/15/27	5,022,000	5,115,133
144A, 5.125%, 7/15/29	3,547,000	3,414,892
McGraw-Hill Education, Inc. 144A, 5.75%, 8/1/28	3,880,000	3,686,000
144A, 8.00%, 8/1/29	3,126,000	2,811,431
News Corp. 144A, 3.875%, 5/15/29	4,250,000	4,076,813
144A, 5.125%, 2/15/32	2,505,000	2,565,396
Nexstar Media, Inc. 144A, 5.625%, 7/15/27	7,786,000	7,966,051
144A, 4.75%, 11/1/28	4,250,000	4,138,650
Radiate Holdco LLC / Radiate Finance, Inc. 144A, 4.50%, 9/15/26 (a)	3,825,000	3,659,263
144A, 6.50%, 9/15/28	4,250,000	3,996,764
Scripps Escrow II, Inc. 144A, 3.875%, 1/15/29	2,437,000	2,292,303
144A, 5.375%, 1/15/31 (a)	2,170,000	2,061,500
Sinclair Television Group, Inc. 144A, 5.125%, 2/15/27	1,700,000	1,548,938
144A, 5.50%, 3/1/30	2,125,000	1,867,184
144A, 4.125%, 12/1/30	3,187,000	2,857,400

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Media (Continued)
Sirius XM Radio, Inc. 144A, 3.125%, 9/1/26	$4,236,000	$4,051,142
144A, 5.00%, 8/1/27	6,737,000	6,812,185
144A, 4.00%, 7/15/28	8,499,000	8,185,387
144A, 5.50%, 7/1/29	5,245,000	5,372,060
144A, 4.125%, 7/1/30	6,375,000	6,035,691
144A, 3.875%, 9/1/31	6,324,000	5,835,882
TEGNA, Inc. 144A, 4.75%, 3/15/26	2,346,000	2,364,369
4.625%, 3/15/28	4,448,000	4,453,582
5.00%, 9/15/29	4,727,000	4,723,124
Telenet Finance Luxembourg Notes SARL, 144A, 5.50%, 3/1/28	4,200,000	4,200,000
Univision Communications, Inc. 144A, 5.125%, 2/15/25	6,414,000	6,463,542
144A, 6.625%, 6/1/27	6,321,000	6,565,307
144A, 4.50%, 5/1/29	4,568,000	4,345,561
UPC Broadband Finco BV, 144A, 4.875%, 7/15/31	5,382,000	5,147,937
UPC Holding BV, 144A, 5.50%, 1/15/28	2,427,000	2,417,668
Videotron Ltd. 144A, 5.375%, 6/15/24	2,821,000	2,926,223
144A, 5.125%, 4/15/27	2,417,500	2,463,046
144A, 3.625%, 6/15/29	2,113,000	2,013,943
Virgin Media Finance PLC, 144A, 5.00%, 7/15/30	3,931,000	3,699,444
Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29	6,056,000	6,060,023
144A, 4.50%, 8/15/30	4,038,000	3,781,708
VZ Secured Financing BV, 144A, 5.00%, 1/15/32	6,631,000	6,342,518
Ziggo Bond Co. BV 144A, 6.00%, 1/15/27	2,656,000	2,692,002
144A, 5.125%, 2/28/30 (a)	2,125,000	1,984,155
Ziggo BV, 144A, 4.875%, 1/15/30	4,211,000	4,024,516

(Cost $507,296,613)		464,226,223

Telecommunications — 7.0%
Altice France Holding SA 144A, 10.50%, 5/15/27	6,813,000	7,144,487
144A, 6.00%, 2/15/28	5,206,000	4,603,405
Altice France SA 144A, 8.125%, 2/1/27	7,781,000	8,199,229
144A, 5.50%, 1/15/28	5,115,000	4,788,714
144A, 5.125%, 1/15/29	1,941,000	1,763,651
144A, 5.125%, 7/15/29	10,630,000	9,633,278
144A, 5.50%, 10/15/29	8,554,000	7,849,706
Avaya, Inc., 144A, 6.125%, 9/15/28	4,250,000	4,102,185
C&W Senior Financing DAC, 144A, 6.875%, 9/15/27	5,185,000	5,382,860
CommScope Technologies LLC 144A, 6.00%, 6/15/25	5,550,000	5,447,020
144A, 5.00%, 3/15/27	3,230,000	2,862,717

	Principal Amount	Value
Telecommunications (Continued)
CommScope, Inc. 144A, 6.00%, 3/1/26	$6,456,000	$6,593,384
144A, 8.25%, 3/1/27	4,307,000	4,293,067
144A, 7.125%, 7/1/28 (a)	3,010,000	2,826,962
144A, 4.75%, 9/1/29	5,312,000	4,962,072
Connect Finco SARL / Connect US Finco LLC, 144A, 6.75%, 10/1/26	8,923,000	9,043,460
Consolidated Communications, Inc. 144A, 5.00%, 10/1/28 (a)	1,686,000	1,599,458
144A, 6.50%, 10/1/28 (a)	3,187,000	3,179,032
DKT Finance ApS, 144A, 9.375%, 6/17/23	1,892,000	1,901,679
Frontier Communications Holdings LLC 144A, 5.875%, 10/15/27	4,787,000	4,859,738
144A, 5.00%, 5/1/28	6,587,000	6,404,211
144A, 6.75%, 5/1/29	4,250,000	4,133,125
5.875%, 11/1/29	3,243,303	2,989,709
144A, 6.00%, 1/15/30	4,250,000	3,922,771
Hughes Satellite Systems Corp. 5.25%, 8/1/26	3,279,000	3,372,189
6.625%, 8/1/26 (a)	3,182,500	3,318,711
Iliad Holding SASU 144A, 6.50%, 10/15/26	5,116,000	5,096,687
144A, 7.00%, 10/15/28	3,825,000	3,811,192
Intelsat Jackson Holdings SA, 144A, 6.50%, 3/15/30	12,000,000	12,210,000
Level 3 Financing, Inc. 5.375%, 5/1/25	2,337,000	2,346,301
5.25%, 3/15/26	3,401,000	3,411,781
144A, 4.625%, 9/15/27	4,350,000	4,190,942
144A, 4.25%, 7/1/28	5,242,000	4,848,850
144A, 3.625%, 1/15/29	3,654,000	3,206,484
144A, 3.75%, 7/15/29	3,915,000	3,461,017
Lumen Technologies, Inc. Series W, 6.75%, 12/1/23	3,387,000	3,543,479
Series Y, 7.50%, 4/1/24	4,215,000	4,428,384
5.625%, 4/1/25	2,130,000	2,120,016
144A, 5.125%, 12/15/26	5,312,000	4,940,160
144A, 4.00%, 2/15/27	5,341,000	5,082,496
144A, 4.50%, 1/15/29	4,350,000	3,639,710
144A, 5.375%, 6/15/29	4,200,000	3,651,942
Nokia OYJ, 4.375%, 6/12/27	2,125,000	2,203,657
Sprint Corp. 7.875%, 9/15/23	18,211,000	19,588,207
7.125%, 6/15/24	11,324,000	12,268,535
7.625%, 2/15/25	6,515,000	7,223,506
7.625%, 3/1/26	6,225,000	7,103,970
Switch Ltd. 144A, 3.75%, 9/15/28	2,550,000	2,423,265
144A, 4.125%, 6/15/29	2,225,000	2,133,708
Telecom Italia SpA, 144A, 5.303%, 5/30/24	6,475,000	6,671,193
Telesat Canada / Telesat LLC 144A, 5.625%, 12/6/26	2,170,000	1,599,062

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Telecommunications (Continued)
144A, 4.875%, 6/1/27	$1,775,000	$1,263,525
144A, 6.50%, 10/15/27	2,337,000	1,172,391
T-Mobile USA, Inc. 2.25%, 2/15/26	4,250,000	4,106,116
2.625%, 4/15/26	5,230,000	5,116,378
5.375%, 4/15/27	2,125,000	2,191,343
4.75%, 2/1/28	6,375,000	6,588,403
2.625%, 2/15/29	4,250,000	3,993,066
3.375%, 4/15/29	5,312,000	5,214,472
2.875%, 2/15/31	4,250,000	3,994,023
3.50%, 4/15/31	5,737,000	5,638,467
VEON Holdings BV 144A, 5.95%, 2/13/23	2,249,000	1,416,870
144A, 7.25%, 4/26/23	2,975,000	1,945,724
144A, 4.95%, 6/16/24	2,263,000	1,267,280
144A, 4.00%, 4/9/25	4,250,000	1,848,750
144A, 3.375%, 11/25/27	5,312,000	2,337,280
Viasat, Inc. 144A, 5.625%, 9/15/25	2,975,000	2,845,915
144A, 5.625%, 4/15/27	2,480,000	2,480,273
144A, 6.50%, 7/15/28	1,734,000	1,602,849
Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31	5,737,000	5,286,588
144A, 4.75%, 7/15/31	5,950,000	5,712,595
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A, 7.75%, 8/15/28 (a)	5,950,000	6,012,713
Zayo Group Holdings, Inc. 144A, 4.00%, 3/1/27	6,479,000	6,168,526
144A, 6.125%, 3/1/28 (a)	4,660,000	4,339,206

(Cost $367,814,108)		338,924,117

Consumer, Cyclical — 20.6%
Airlines — 1.2%
Air Canada, 144A, 3.875%, 8/15/26	5,100,000	4,966,814
American Airlines Group, Inc., 144A, 3.75%, 3/1/25 (a)	2,125,000	1,981,563
American Airlines, Inc., 144A, 11.75%, 7/15/25	10,624,000	12,911,347
Delta Air Lines, Inc. 3.80%, 4/19/23	2,170,000	2,188,912
2.90%, 10/28/24	3,825,000	3,780,974
7.375%, 1/15/26	4,592,000	5,126,371
4.375%, 4/19/28 (a)	2,025,000	2,028,402
3.75%, 10/28/29 (a)	2,605,000	2,481,784
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A, 5.75%, 1/20/26	5,199,506	5,270,635
United Airlines, Inc. 144A, 4.375%, 4/15/26	8,203,000	8,217,437
144A, 4.625%, 4/15/29	8,651,000	8,440,737

(Cost $59,007,784)		57,394,976

Apparel — 0.3%
Hanesbrands, Inc. 144A, 4.625%, 5/15/24	3,825,000	3,881,935

	Principal Amount	Value
Apparel (Continued)
144A, 4.875%, 5/15/26	$3,825,000	$3,899,836
Levi Strauss & Co., 144A, 3.50%, 3/1/31 (a)	2,225,000	2,077,004
William Carter Co. 144A, 5.50%, 5/15/25	2,125,000	2,180,569
144A, 5.625%, 3/15/27	2,197,000	2,241,017

(Cost $14,750,115)		14,280,361

Auto Manufacturers — 3.3%
Allison Transmission, Inc. 144A, 4.75%, 10/1/27	1,824,000	1,816,230
144A, 5.875%, 6/1/29	2,125,000	2,232,684
144A, 3.75%, 1/30/31	4,285,000	3,985,350
Ford Motor Co. 9.00%, 4/22/25	4,951,000	5,746,254
4.346%, 12/8/26	6,344,000	6,494,670
9.625%, 4/22/30	1,861,000	2,560,448
3.25%, 2/12/32	10,624,000	10,035,962
Ford Motor Credit Co. LLC 3.096%, 5/4/23	4,250,000	4,287,188
4.375%, 8/6/23	4,250,000	4,318,531
3.37%, 11/17/23	4,093,000	4,116,371
3.81%, 1/9/24	3,187,000	3,227,794
5.584%, 3/18/24	6,375,000	6,660,473
3.664%, 9/8/24	3,162,000	3,169,510
4.063%, 11/1/24	6,024,000	6,121,035
2.30%, 2/10/25	5,437,000	5,280,985
4.687%, 6/9/25	2,550,000	2,631,587
5.125%, 6/16/25	7,537,000	7,837,425
4.134%, 8/4/25	5,950,000	6,024,375
3.375%, 11/13/25	8,924,000	8,800,313
GMTN, 4.389%, 1/8/26	5,200,000	5,310,916
4.542%, 8/1/26	3,247,000	3,348,793
2.70%, 8/10/26	6,494,000	6,226,122
4.271%, 1/9/27	3,896,000	3,931,843
4.125%, 8/17/27	5,569,000	5,618,286
3.815%, 11/2/27	3,332,000	3,306,244
2.90%, 2/16/28	3,243,000	3,076,618
2.90%, 2/10/29	3,187,000	2,981,438
5.113%, 5/3/29	6,319,000	6,671,885
4.00%, 11/13/30	6,977,000	6,932,905
3.625%, 6/17/31	4,250,000	4,093,334
Jaguar Land Rover Automotive PLC 144A, 7.75%, 10/15/25	2,237,000	2,360,035
144A, 4.50%, 10/1/27	2,389,000	2,201,045
144A, 5.875%, 1/15/28	2,897,000	2,876,721
144A, 5.50%, 7/15/29	2,165,000	2,083,899

(Cost $162,324,667)		156,367,269

Auto Parts & Equipment — 1.4%
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/26 (a)	3,565,000	3,574,679
American Axle & Manufacturing, Inc. 6.25%, 3/15/26	1,820,000	1,848,283
6.50%, 4/1/27 (a)	2,108,000	2,157,538
6.875%, 7/1/28 (a)	1,700,000	1,754,825
5.00%, 10/1/29 (a)	2,550,000	2,423,112

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Auto Parts & Equipment (Continued)
Clarios Global LP, 144A, 6.75%, 5/15/25	$1,912,000	$1,986,243
Clarios Global LP / Clarios US Finance Co. 144A, 6.25%, 5/15/26	3,825,000	3,964,096
144A, 8.50%, 5/15/27	8,302,000	8,652,760
Dana Financing Luxembourg SARL, 144A, 5.75%, 4/15/25	1,849,000	1,874,488
Dana, Inc. 5.375%, 11/15/27	1,577,000	1,610,519
5.625%, 6/15/28	1,744,000	1,785,429
4.25%, 9/1/30	1,769,000	1,683,283
Goodyear Tire & Rubber Co. 9.50%, 5/31/25	3,449,000	3,675,772
5.00%, 5/31/26	3,915,000	3,934,536
4.875%, 3/15/27	2,975,000	2,978,808
144A, 5.00%, 7/15/29	3,612,000	3,558,217
5.25%, 4/30/31	2,737,000	2,664,894
144A, 5.25%, 7/15/31	2,432,000	2,371,930
5.625%, 4/30/33	1,948,000	1,875,924
Tenneco, Inc. 5.00%, 7/15/26 (a)	2,125,000	2,122,588
144A, 7.875%, 1/15/29	2,225,000	2,352,448
144A, 5.125%, 4/15/29	3,400,000	3,379,481
ZF North America Capital, Inc., 144A, 4.75%, 4/29/25	4,579,000	4,653,271

(Cost $68,896,698)		66,883,124

Distribution/Wholesale — 0.5%
American Builders & Contractors Supply Co., Inc. 144A, 4.00%, 1/15/28	2,975,000	2,913,060
144A, 3.875%, 11/15/29	1,700,000	1,600,660
Avient Corp. 5.25%, 3/15/23	2,550,000	2,617,103
144A, 5.75%, 5/15/25	2,980,000	3,062,010
H&E Equipment Services, Inc., 144A, 3.875%, 12/15/28	5,312,000	4,977,796
Wolverine Escrow LLC 144A, 8.50%, 11/15/24 (a)	2,811,000	2,365,878
144A, 9.00%, 11/15/26 (a)	3,635,000	3,640,997
144A, 13.125%, 11/15/27 (a)	2,231,000	1,104,345

(Cost $24,409,451)		22,281,849

Entertainment — 3.3%
AMC Entertainment Holdings, Inc. 144A, , 6/15/26 (a)	6,585,730	6,103,259
144A, 7.50%, 2/15/29	3,800,000	3,758,903
Banijay Entertainment SASU, 144A, 5.375%, 3/1/25	1,763,000	1,747,133
Caesars Entertainment, Inc. 144A, 6.25%, 7/1/25	14,495,000	15,040,954
144A, 8.125%, 7/1/27	7,673,000	8,256,685
144A, 4.625%, 10/15/29	5,169,000	4,925,023
Caesars Resort Collection LLC / CRC Finco, Inc., 144A, 5.75%, 7/1/25	4,111,000	4,220,147

	Principal Amount	Value
Entertainment (Continued)
Cedar Fair LP, 5.25%, 7/15/29 (a)	$2,125,000	$2,126,328
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op 144A, 5.50%, 5/1/25	4,450,000	4,579,339
5.375%, 4/15/27 (a)	2,125,000	2,143,201
Churchill Downs, Inc. 144A, 5.50%, 4/1/27	2,550,000	2,591,246
144A, 4.75%, 1/15/28	3,075,000	3,024,186
Cinemark USA, Inc. 144A, 5.875%, 3/15/26	1,721,000	1,696,906
144A, 5.25%, 7/15/28 (a)	3,251,000	3,080,193
International Game Technology PLC 144A, 6.50%, 2/15/25	4,834,000	5,141,805
144A, 4.125%, 4/15/26	3,278,000	3,232,895
144A, 6.25%, 1/15/27	3,187,000	3,382,491
144A, 5.25%, 1/15/29	3,237,000	3,305,948
Lions Gate Capital Holdings LLC, 144A, 5.50%, 4/15/29	4,270,000	4,066,321
Live Nation Entertainment, Inc. 144A, 4.875%, 11/1/24	2,444,000	2,472,790
144A, 6.50%, 5/15/27	5,100,000	5,466,027
144A, 4.75%, 10/15/27	4,037,000	3,971,439
144A, 3.75%, 1/15/28	2,225,000	2,133,219
Mohegan Gaming & Entertainment, 144A, 8.00%, 2/1/26	5,314,000	5,373,517
Penn National Gaming, Inc. 144A, 5.625%, 1/15/27	1,700,000	1,725,466
144A, 4.125%, 7/1/29	1,700,000	1,574,336
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 144A, 5.625%, 9/1/29	3,187,000	2,895,278
144A, 5.875%, 9/1/31	3,187,000	2,872,395
Resorts World Las Vegas LLC / RWLV Capital, Inc., 144A, 4.625%, 4/16/29 (a)	4,290,000	4,019,594
Scientific Games International, Inc. 144A, 8.625%, 7/1/25	2,386,000	2,531,546
144A, 5.00%, 10/15/25	5,412,000	5,472,723
144A, 8.25%, 3/15/26	4,768,000	4,969,591
144A, 7.00%, 5/15/28	2,975,000	3,067,225
144A, 7.25%, 11/15/29	2,125,000	2,259,938
Six Flags Entertainment Corp. 144A, 4.875%, 7/31/24	4,250,000	4,254,845
144A, 5.50%, 4/15/27	2,125,000	2,145,591
Six Flags Theme Parks, Inc., 144A, 7.00%, 7/1/25	3,085,000	3,219,953
Vail Resorts, Inc., 144A, 6.25%, 5/15/25	2,650,000	2,733,025
WMG Acquisition Corp. 144A, 3.75%, 12/1/29	2,295,000	2,195,718
144A, 3.875%, 7/15/30 (a)	2,314,000	2,225,108
144A, 3.00%, 2/15/31	3,460,000	3,119,830
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 144A, 7.75%, 4/15/25	2,550,000	2,664,992

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Entertainment (Continued)
144A, 5.125%, 10/1/29	$3,187,000	$3,071,296

(Cost $164,312,081)		158,858,405

Food Service — 0.4%
Aramark Services, Inc. 144A, 5.00%, 4/1/25	2,550,000	2,573,256
144A, 6.375%, 5/1/25	6,575,000	6,797,531
144A, 5.00%, 2/1/28 (a)	5,030,000	5,044,537
TKC Holdings, Inc. 144A, 6.875%, 5/15/28	1,806,000	1,790,170
144A, 10.50%, 5/15/29	2,869,000	2,945,904

(Cost $19,506,234)		19,151,398

Home Builders — 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A, 4.625%, 4/1/30	1,698,000	1,602,462
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC 144A, 6.25%, 9/15/27	2,600,000	2,609,633
144A, 4.875%, 2/15/30	2,125,000	1,941,655
Century Communities, Inc. 6.75%, 6/1/27	2,301,000	2,384,181
144A, 3.875%, 8/15/29	2,125,000	1,974,231
Mattamy Group Corp. 144A, 5.25%, 12/15/27	2,245,000	2,256,247
144A, 4.625%, 3/1/30	2,640,000	2,486,418
Meritage Homes Corp. 6.00%, 6/1/25	2,100,000	2,239,020
144A, 3.875%, 4/15/29	1,962,000	1,921,102
Taylor Morrison Communities, Inc. 144A, 5.875%, 6/15/27	1,975,000	2,074,343
144A, 5.75%, 1/15/28	1,912,000	1,996,577
144A, 5.125%, 8/1/30	2,175,000	2,171,346
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/28	2,325,000	2,295,938

(Cost $29,588,641)		27,953,153

Home Furnishings — 0.1%
Tempur Sealy International, Inc. 144A, 4.00%, 4/15/29	3,400,000	3,210,484
144A, 3.875%, 10/15/31	3,300,000	2,970,000

(Cost $6,801,628)		6,180,484

Housewares — 0.4%
Newell Brands, Inc. 4.35%, 4/1/23	4,646,000	4,746,423
4.875%, 6/1/25	2,125,000	2,238,964
4.70%, 4/1/26	8,624,000	8,937,051
Scotts Miracle-Gro Co. 4.50%, 10/15/29 (a)	2,147,000	2,075,484
4.00%, 4/1/31	1,875,000	1,723,200
4.375%, 2/1/32	1,750,000	1,618,225

(Cost $22,422,869)		21,339,347

Leisure Time — 2.3%
Carnival Corp. 144A, 10.50%, 2/1/26	3,294,000	3,701,764

	Principal Amount	Value
Leisure Time (Continued)
144A, 7.625%, 3/1/26	$6,034,000	$6,208,956
144A, 5.75%, 3/1/27	14,934,000	14,542,655
144A, 9.875%, 8/1/27	3,923,000	4,409,079
144A, 4.00%, 8/1/28	10,349,000	9,898,198
144A, 6.00%, 5/1/29	8,574,000	8,285,956
Life Time, Inc. 144A, 5.75%, 1/15/26	3,997,000	3,981,112
144A, 8.00%, 4/15/26 (a)	2,289,000	2,287,581
NCL Corp. Ltd. 144A, 3.625%, 12/15/24	2,601,000	2,441,728
144A, 5.875%, 3/15/26	6,056,000	5,865,236
144A, 5.875%, 2/15/27	4,000,000	4,002,500
144A, 7.75%, 2/15/29	2,500,000	2,578,100
Royal Caribbean Cruises Ltd. 144A, 10.875%, 6/1/23	4,079,000	4,383,049
144A, 9.125%, 6/15/23	4,250,000	4,441,037
144A, 11.50%, 6/1/25	6,167,000	6,824,587
144A, 4.25%, 7/1/26	2,762,000	2,619,992
144A, 5.50%, 8/31/26	4,250,000	4,214,916
144A, 5.375%, 7/15/27	4,316,000	4,245,563
3.70%, 3/15/28 (a)	2,251,000	2,043,030
144A, 5.50%, 4/1/28	6,375,000	6,255,756
Viking Cruises Ltd. 144A, 13.00%, 5/15/25	2,982,000	3,317,788
144A, 5.875%, 9/15/27	3,581,000	3,343,472
144A, 7.00%, 2/15/29	2,195,000	2,077,589

(Cost $115,309,682)		111,969,644

Lodging — 2.2%
Boyd Gaming Corp. 4.75%, 12/1/27 (a)	4,249,000	4,260,154
144A, 4.75%, 6/15/31	3,825,000	3,761,734
Hilton Domestic Operating Co., Inc. 144A, 5.375%, 5/1/25	2,125,000	2,195,125
144A, 5.75%, 5/1/28	2,215,000	2,317,344
144A, 3.75%, 5/1/29	3,350,000	3,238,026
4.875%, 1/15/30	4,650,000	4,791,848
144A, 4.00%, 5/1/31	4,675,000	4,575,422
144A, 3.625%, 2/15/32	6,375,000	6,072,379
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc 144A, 5.00%, 6/1/29	3,712,000	3,643,365
144A, 4.875%, 7/1/31	2,125,000	2,020,843
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 4/1/27	2,550,000	2,607,515
Marriott Ownership Resorts, Inc., 144A, 4.50%, 6/15/29	2,225,000	2,110,958
Melco Resorts Finance Ltd. 144A, 4.875%, 6/6/25 (a)	4,410,000	4,209,345
144A, 5.25%, 4/26/26 (a)	2,125,000	1,984,219
144A, 5.625%, 7/17/27	2,550,000	2,383,740
144A, 5.75%, 7/21/28	3,812,000	3,451,804
144A, 5.375%, 12/4/29	4,887,000	4,249,735
MGM Resorts International 6.00%, 3/15/23	5,412,000	5,587,890

See Notes to Financial Statements.	49

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Lodging (Continued)
6.75%, 5/1/25	$3,200,000	$3,315,552
5.75%, 6/15/25	2,880,000	2,988,000
4.625%, 9/1/26	1,557,000	1,555,023
5.50%, 4/15/27	2,902,000	3,000,421
4.75%, 10/15/28	3,071,000	3,063,284
Station Casinos LLC 144A, 4.50%, 2/15/28	3,248,000	3,126,200
144A, 4.625%, 12/1/31	2,125,000	2,005,320
Travel + Leisure Co. 3.90%, 3/1/23	1,689,000	1,695,275
144A, 6.625%, 7/31/26	2,762,000	2,952,357
6.00%, 4/1/27	1,700,000	1,779,237
144A, 4.50%, 12/1/29	2,762,000	2,642,889
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 144A, 4.25%, 5/30/23	2,125,000	2,137,771
144A, 5.50%, 3/1/25	7,649,000	7,766,030
144A, 5.25%, 5/15/27 (a)	3,825,000	3,791,302

(Cost $110,562,391)		105,280,107

Retail — 4.4%
1011778 BC ULC / New Red Finance, Inc. 144A, 5.75%, 4/15/25	1,929,000	1,989,108
144A, 3.875%, 1/15/28	6,581,000	6,410,552
144A, 4.375%, 1/15/28	3,237,000	3,185,807
144A, 3.50%, 2/15/29	3,237,000	3,056,845
144A, 4.00%, 10/15/30	12,324,000	11,426,659
Asbury Automotive Group, Inc. 4.50%, 3/1/28	1,731,000	1,704,273
144A, 4.625%, 11/15/29	3,400,000	3,321,307
4.75%, 3/1/30	1,891,000	1,837,797
144A, 5.00%, 2/15/32	2,550,000	2,479,161
Bath & Body Works, Inc. 5.25%, 2/1/28	2,125,000	2,204,687
7.50%, 6/15/29	2,125,000	2,338,520
144A, 6.625%, 10/1/30	4,150,000	4,497,645
Carvana Co. 144A, 5.625%, 10/1/25 (a)	2,125,000	2,020,875
144A, 5.50%, 4/15/27	2,550,000	2,283,576
144A, 5.875%, 10/1/28 (a)	2,550,000	2,280,401
144A, 4.875%, 9/1/29 (a)	3,287,000	2,750,874
eG Global Finance PLC 144A, 6.75%, 2/7/25	3,441,000	3,445,318
144A, 8.50%, 10/30/25	2,612,000	2,643,292
Ferrellgas LP / Ferrellgas Finance Corp. 144A, 5.375%, 4/1/26	2,762,000	2,585,978
144A, 5.875%, 4/1/29	3,556,000	3,272,587
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 144A, 4.625%, 1/15/29	4,250,000	4,074,369
144A, 6.75%, 1/15/30	5,442,000	5,176,675
FirstCash, Inc. 144A, 4.625%, 9/1/28	2,125,000	2,008,869
144A, 5.625%, 1/1/30	2,387,000	2,374,194
Gap, Inc. 144A, 3.625%, 10/1/29	2,962,000	2,682,831

	Principal Amount	Value
Retail (Continued)
144A, 3.875%, 10/1/31	$3,262,000	$2,911,335
IRB Holding Corp. 144A, 7.00%, 6/15/25	3,333,000	3,486,285
144A, 6.75%, 2/15/26	2,061,000	2,078,518
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A, 4.75%, 6/1/27	2,748,000	2,820,478
LBM Acquisition LLC, 144A, 6.25%, 1/15/29	3,485,000	3,238,175
LCM Investments Holdings II LLC, 144A, 4.875%, 5/1/29	4,250,000	4,055,329
Lithia Motors, Inc. 144A, 4.625%, 12/15/27	1,725,000	1,765,857
144A, 3.875%, 6/1/29	3,400,000	3,355,018
144A, 4.375%, 1/15/31	2,337,000	2,358,360
Macy’s Retail Holdings LLC, 144A, 5.875%, 4/1/29	2,157,000	2,208,089
Michaels Cos., Inc. 144A, 5.25%, 5/1/28	3,612,000	3,392,101
144A, 7.875%, 5/1/29	5,525,000	4,844,679
Murphy Oil USA, Inc. 4.75%, 9/15/29	2,175,000	2,184,276
144A, 3.75%, 2/15/31 (a)	2,175,000	2,037,170
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A, 7.125%, 4/1/26	5,175,000	5,332,838
Nordstrom, Inc. 4.375%, 4/1/30 (a)	2,125,000	1,939,488
4.25%, 8/1/31 (a)	1,804,000	1,617,908
Party City Holdings, Inc., 144A, 8.75%, 2/15/26	3,187,000	3,194,968
Penske Automotive Group, Inc. 3.50%, 9/1/25	2,348,000	2,327,549
3.75%, 6/15/29 (a)	2,125,000	1,987,991
PetSmart, Inc. / PetSmart Finance Corp. 144A, 4.75%, 2/15/28	5,100,000	5,094,543
144A, 7.75%, 2/15/29	5,152,000	5,421,269
QVC, Inc. 4.375%, 3/15/23	3,248,000	3,308,754
4.85%, 4/1/24	2,556,000	2,584,678
4.45%, 2/15/25	2,551,000	2,541,217
4.75%, 2/15/27	2,472,000	2,302,965
4.375%, 9/1/28	2,125,000	1,929,256
Rite Aid Corp. 144A, 7.50%, 7/1/25	2,525,000	2,429,113
144A, 8.00%, 11/15/26	3,612,000	3,438,461
Sonic Automotive, Inc. 144A, 4.625%, 11/15/29	2,762,000	2,626,234
144A, 4.875%, 11/15/31	2,225,000	2,100,656
SRS Distribution, Inc. 144A, 4.625%, 7/1/28	2,762,000	2,641,080
144A, 6.125%, 7/1/29	1,947,000	1,862,714
144A, 6.00%, 12/1/29	3,677,000	3,484,141
Staples, Inc. 144A, 7.50%, 4/15/26	8,586,000	8,505,506
144A, 10.75%, 4/15/27 (a)	4,175,000	3,900,765

See Notes to Financial Statements.	50

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Retail (Continued)
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A, 5.00%, 6/1/31	$2,837,000	$2,698,512
Yum! Brands, Inc. 144A, 7.75%, 4/1/25	1,908,000	1,989,233
144A, 4.75%, 1/15/30	3,455,000	3,513,079
3.625%, 3/15/31	4,359,000	4,079,871
4.625%, 1/31/32	4,828,000	4,738,923

(Cost $223,113,151)		210,379,582

Toys/Games/Hobbies — 0.2%
Mattel, Inc. 144A, 3.375%, 4/1/26	2,650,000	2,635,239
144A, 5.875%, 12/15/27	2,508,000	2,661,590
144A, 3.75%, 4/1/29 (a)	2,550,000	2,557,140

(Cost $8,058,212)		7,853,969

Consumer, Non-cyclical — 18.6%
Agriculture — 0.2%
Darling Ingredients, Inc., 144A, 5.25%, 4/15/27	2,125,000	2,164,908
Vector Group Ltd. 144A, 10.50%, 11/1/26	2,459,000	2,528,860
144A, 5.75%, 2/1/29	3,718,000	3,436,343

(Cost $8,599,958)		8,130,111

Beverages — 0.1%
Primo Water Holdings, Inc., 144A, 4.375%, 4/30/29 (Cost $3,192,251)	3,187,000	2,972,053

Biotechnology — 0.1%
Grifols Escrow Issuer SA, 144A, 4.75%, 10/15/28 (Cost $2,549,097)	2,700,000	2,548,058

Commercial Services — 3.9%
ADT Security Corp. 4.125%, 6/15/23	3,003,000	3,063,961
144A, 4.125%, 8/1/29	4,250,000	4,014,359
Allied Universal Holdco LLC / Allied Universal Finance Corp. 144A, 6.625%, 7/15/26	8,348,000	8,559,204
144A, 9.75%, 7/15/27	4,667,000	4,881,682
144A, 6.00%, 6/1/29 (a)	4,237,000	3,945,664
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A, 4.625%, 6/1/28	5,268,000	5,008,946
APX Group, Inc. 144A, 6.75%, 2/15/27	2,650,000	2,723,882
144A, 5.75%, 7/15/29 (a)	3,400,000	3,053,489
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 144A, 5.75%, 7/15/27 (a)	2,110,000	2,129,813
144A, 4.75%, 4/1/28	2,158,000	2,068,098
144A, 5.375%, 3/1/29 (a)	2,590,000	2,552,302

	Principal Amount	Value
Commercial Services (Continued)
Block, Inc. 144A, 2.75%, 6/1/26	$4,250,000	$4,128,046
144A, 3.50%, 6/1/31 (a)	4,350,000	4,091,523
Brink’s Co. 144A, 5.50%, 7/15/25	1,700,000	1,740,349
144A, 4.625%, 10/15/27	2,720,000	2,659,317
CoreCivic, Inc., 8.25%, 4/15/26 (a)	2,869,000	2,917,472
Garda World Security Corp. 144A, 4.625%, 2/15/27	2,788,000	2,705,308
144A, 9.50%, 11/1/27	2,592,000	2,677,316
144A, 6.00%, 6/1/29	2,195,000	1,994,542
Gartner, Inc. 144A, 4.50%, 7/1/28	3,470,000	3,519,413
144A, 3.625%, 6/15/29	2,550,000	2,478,574
144A, 3.75%, 10/1/30	3,400,000	3,286,253
Grand Canyon University, 4.125%, 10/1/24 (a)	2,125,000	2,153,815
Herc Holdings, Inc., 144A, 5.50%, 7/15/27	5,200,000	5,336,500
Hertz Corp. 144A, 4.625%, 12/1/26	2,125,000	2,026,326
144A, 5.00%, 12/1/29	4,365,000	4,077,194
MPH Acquisition Holdings LLC 144A, 5.50%, 9/1/28	4,532,000	4,404,039
144A, 5.75%, 11/1/28 (a)	5,525,000	4,992,445
Nielsen Co. Luxembourg SARL, 144A, 5.00%, 2/1/25 (a)	2,187,000	2,206,300
Nielsen Finance LLC / Nielsen Finance Co. 144A, 5.625%, 10/1/28	4,250,000	4,076,834
144A, 4.50%, 7/15/29	2,656,000	2,391,197
144A, 5.875%, 10/1/30	3,214,000	3,091,579
144A, 4.75%, 7/15/31	2,609,000	2,331,363
Prime Security Services Borrower LLC / Prime Finance, Inc. 144A, 5.25%, 4/15/24	3,228,000	3,296,805
144A, 5.75%, 4/15/26	5,712,000	5,868,880
144A, 3.375%, 8/31/27	4,250,000	3,937,952
144A, 6.25%, 1/15/28	5,625,000	5,434,847
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/25	2,125,000	2,160,912
RR Donnelley & Sons Co., 144A, 6.125%, 11/1/26	1,912,000	2,038,670
Sabre GLBL, Inc. 144A, 9.25%, 4/15/25	3,294,000	3,719,091
144A, 7.375%, 9/1/25	3,712,000	3,851,200
Service Corp. International 4.625%, 12/15/27	2,337,000	2,363,314
5.125%, 6/1/29	3,187,000	3,272,571
3.375%, 8/15/30	3,462,000	3,187,481
4.00%, 5/15/31	3,400,000	3,226,991
Sotheby’s, 144A, 7.375%, 10/15/27	3,321,000	3,462,142
United Rentals North America, Inc. 5.50%, 5/15/27	4,669,000	4,822,120
4.875%, 1/15/28	6,698,000	6,827,857

See Notes to Financial Statements.	51

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Commercial Services (Continued)
5.25%, 1/15/30	$3,240,000	$3,375,318
4.00%, 7/15/30	3,187,000	3,143,179
3.875%, 2/15/31 (a)	4,752,000	4,598,582
3.75%, 1/15/32	3,233,000	3,084,169
Verscend Escrow Corp., 144A, 9.75%, 8/15/26	4,675,000	4,878,877

(Cost $196,720,486)		187,838,063

Cosmetics/Personal Care — 0.2%
Coty, Inc. 144A, 5.00%, 4/15/26	3,895,000	3,889,703
144A, 6.50%, 4/15/26 (a)	2,437,000	2,479,331
Edgewell Personal Care Co. 144A, 5.50%, 6/1/28	3,287,000	3,308,168
144A, 4.125%, 4/1/29	2,125,000	1,999,125

(Cost $12,072,033)		11,676,327

Food — 2.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 144A, 3.25%, 3/15/26	3,602,000	3,472,328
144A, 7.50%, 3/15/26	2,308,000	2,449,284
144A, 4.625%, 1/15/27	5,352,000	5,382,118
144A, 5.875%, 2/15/28	3,252,000	3,366,243
144A, 3.50%, 3/15/29	5,921,000	5,519,497
144A, 4.875%, 2/15/30	4,353,000	4,374,765
B&G Foods, Inc. 5.25%, 4/1/25	4,181,000	4,207,110
5.25%, 9/15/27	2,337,000	2,332,630
Kraft Heinz Foods Co. 3.00%, 6/1/26	7,765,000	7,769,465
3.875%, 5/15/27	5,734,000	5,958,773
3.75%, 4/1/30	3,203,000	3,280,833
Lamb Weston Holdings, Inc. 144A, 4.875%, 5/15/28 (a)	2,125,000	2,184,341
144A, 4.125%, 1/31/30	4,089,000	3,963,427
144A, 4.375%, 1/31/32	2,975,000	2,895,448
Performance Food Group, Inc. 144A, 5.50%, 10/15/27	4,505,000	4,589,829
144A, 4.25%, 8/1/29	4,350,000	4,155,555
Pilgrim’s Pride Corp. 144A, 5.875%, 9/30/27	3,312,000	3,407,998
144A, 4.25%, 4/15/31	4,350,000	4,208,625
144A, 3.50%, 3/1/32	3,825,000	3,505,765
Post Holdings, Inc. 144A, 5.75%, 3/1/27	5,522,000	5,582,742
144A, 5.625%, 1/15/28	3,769,000	3,787,185
144A, 5.50%, 12/15/29	5,410,000	5,462,477
144A, 4.625%, 4/15/30	7,096,000	6,696,105
144A, 4.50%, 9/15/31	7,649,000	7,093,377
Sigma Holdco BV, 144A, 7.875%, 5/15/26 (a)	2,071,000	1,825,866
US Foods, Inc. 144A, 6.25%, 4/15/25	4,320,000	4,476,514
144A, 4.75%, 2/15/29	3,825,000	3,788,529
144A, 4.625%, 6/1/30	2,125,000	2,047,969

(Cost $123,670,374)		117,784,798

	Principal Amount	Value
Healthcare-Products — 1.0%
Avantor Funding, Inc. 144A, 4.625%, 7/15/28	$6,587,000	$6,693,709
144A, 3.875%, 11/1/29	3,400,000	3,277,073
Hologic, Inc. 144A, 4.625%, 2/1/28	1,528,000	1,579,501
144A, 3.25%, 2/15/29	4,085,000	3,877,564
Mozart Debt Merger Sub, Inc. 144A, 3.875%, 4/1/29	19,124,000	18,076,292
144A, 5.25%, 10/1/29 (a)	10,724,000	10,256,434
Teleflex, Inc. 4.625%, 11/15/27	2,125,000	2,161,136
144A, 4.25%, 6/1/28	2,222,000	2,198,202

(Cost $50,491,579)		48,119,911

Healthcare-Services — 6.6%
Catalent Pharma Solutions, Inc. 144A, 5.00%, 7/15/27	2,125,000	2,175,437
144A, 3.125%, 2/15/29	2,346,000	2,175,927
144A, 3.50%, 4/1/30	2,762,000	2,574,778
Centene Corp. 4.25%, 12/15/27	10,847,000	11,116,819
2.45%, 7/15/28	9,883,000	9,324,808
4.625%, 12/15/29	14,901,000	15,372,691
3.375%, 2/15/30	8,488,000	8,156,841
3.00%, 10/15/30	9,755,000	9,313,547
2.50%, 3/1/31	9,349,000	8,650,116
2.625%, 8/1/31	5,665,000	5,231,797
Charles River Laboratories International, Inc. 144A, 4.25%, 5/1/28	2,250,000	2,234,014
144A, 3.75%, 3/15/29	2,125,000	2,043,591
144A, 4.00%, 3/15/31	2,125,000	2,037,609
CHS/Community Health Systems, Inc. 144A, 8.00%, 3/15/26	9,028,000	9,379,370
144A, 5.625%, 3/15/27	8,374,000	8,403,853
144A, 8.00%, 12/15/27	2,974,000	3,140,455
144A, 6.875%, 4/1/28 (a)	3,360,000	3,109,646
144A, 6.00%, 1/15/29	3,825,000	3,836,265
144A, 6.875%, 4/15/29	7,543,000	7,322,971
144A, 6.125%, 4/1/30 (a)	6,270,000	5,838,875
144A, 5.25%, 5/15/30	6,700,000	6,502,618
144A, 4.75%, 2/15/31	4,653,000	4,385,592
DaVita, Inc. 144A, 4.625%, 6/1/30	11,787,000	11,334,910
144A, 3.75%, 2/15/31	6,375,000	5,835,101
Encompass Health Corp. 4.50%, 2/1/28	3,400,000	3,314,320
4.75%, 2/1/30	3,475,000	3,297,080
4.625%, 4/1/31	1,700,000	1,606,729
Envision Healthcare Corp., 144A, 8.75%, 10/15/26	4,412,000	2,346,037
HCA, Inc. 5.875%, 5/1/23	5,312,000	5,530,456
5.375%, 2/1/25	11,098,000	11,765,323
5.875%, 2/15/26	6,475,000	7,005,469
5.375%, 9/1/26	4,350,000	4,685,950
5.625%, 9/1/28	6,480,000	7,190,435

See Notes to Financial Statements.	52

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Healthcare-Services (Continued)
5.875%, 2/1/29	$4,200,000	$4,710,510
3.50%, 9/1/30	11,735,000	11,635,252
IQVIA, Inc. 144A, 5.00%, 10/15/26	4,562,000	4,664,691
144A, 5.00%, 5/15/27	4,960,000	5,064,755
Legacy LifePoint Health LLC 144A, 6.75%, 4/15/25	2,550,000	2,642,998
144A, 4.375%, 2/15/27	2,750,000	2,609,214
LifePoint Health, Inc., 144A, 5.375%, 1/15/29	2,125,000	1,967,846
ModivCare, Inc., 144A, 5.875%, 11/15/25	2,167,000	2,177,380
Molina Healthcare, Inc. 144A, 4.375%, 6/15/28	3,400,000	3,391,381
144A, 3.875%, 11/15/30	2,762,000	2,716,082
144A, 3.875%, 5/15/32	3,187,000	3,096,824
Radiology Partners, Inc., 144A, 9.25%, 2/1/28	3,047,000	3,044,593
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A, 9.75%, 12/1/26	6,056,000	6,358,194
Select Medical Corp., 144A, 6.25%, 8/15/26	5,206,000	5,230,728
Tenet Healthcare Corp. 6.75%, 6/15/23	7,954,000	8,280,671
4.625%, 7/15/24	3,272,000	3,287,902
144A, 4.625%, 9/1/24	2,550,000	2,587,358
144A, 4.875%, 1/1/26	9,324,000	9,359,804
144A, 6.25%, 2/1/27	6,445,000	6,635,385
144A, 5.125%, 11/1/27	6,375,000	6,438,113
144A, 4.625%, 6/15/28	2,562,000	2,507,788
144A, 6.125%, 10/1/28	10,822,000	10,892,559
144A, 4.25%, 6/1/29	5,950,000	5,749,812
144A, 4.375%, 1/15/30	6,162,000	5,955,881

(Cost $332,904,536)		317,245,151

Household Products/Wares — 0.2%
Central Garden & Pet Co. 4.125%, 10/15/30	2,125,000	2,021,226
144A, 4.125%, 4/30/31	1,750,000	1,638,647
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 144A, 5.00%, 12/31/26	2,019,000	1,824,449
144A, 7.00%, 12/31/27 (a)	2,231,000	1,866,455
Spectrum Brands, Inc. 5.75%, 7/15/25	1,912,000	1,947,917
144A, 3.875%, 3/15/31	2,125,000	1,949,475

(Cost $12,447,305)		11,248,169

Pharmaceuticals — 3.9%
AdaptHealth LLC 144A, 4.625%, 8/1/29	2,125,000	1,919,512
144A, 5.125%, 3/1/30	2,550,000	2,355,639
Bausch Health Americas, Inc. 144A, 9.25%, 4/1/26	6,375,000	6,602,779
144A, 8.50%, 1/31/27	7,437,000	7,544,688
Bausch Health Cos., Inc. 144A, 5.50%, 11/1/25	7,787,000	7,816,201

	Principal Amount	Value
Pharmaceuticals (Continued)
144A, 9.00%, 12/15/25	$6,657,000	$6,872,587
144A, 6.125%, 2/1/27	3,500,000	3,533,407
144A, 5.75%, 8/15/27	2,259,000	2,247,457
144A, 7.00%, 1/15/28	3,187,000	2,920,885
144A, 5.00%, 1/30/28	5,312,000	4,457,857
144A, 4.875%, 6/1/28	6,850,000	6,592,166
144A, 5.00%, 2/15/29	4,476,000	3,622,270
144A, 6.25%, 2/15/29	6,545,000	5,593,259
144A, 7.25%, 5/30/29	3,237,000	2,838,477
144A, 5.25%, 1/30/30	5,312,000	4,291,724
144A, 5.25%, 2/15/31 (a)	4,450,000	3,545,026
Cheplapharm Arzneimittel GmbH, 144A, 5.50%, 1/15/28	2,225,000	2,226,468
Elanco Animal Health, Inc. 5.772%, 8/28/23	3,248,000	3,349,662
6.40%, 8/28/28	3,145,000	3,413,268
Endo Dac / Endo Finance LLC / Endo Finco, Inc. 144A, 9.50%, 7/31/27	4,040,000	3,945,565
144A, 6.00%, 6/30/28 (a)	5,441,000	3,600,174
Endo Luxembourg Finance Co I Sarl / Endo US, Inc., 144A, 6.125%, 4/1/29	5,531,000	5,193,305
HLF Financing Sarl LLC / Herbalife International, Inc., 144A, 4.875%, 6/1/29	2,800,000	2,573,340
Jazz Securities DAC, 144A, 4.375%, 1/15/29	6,875,000	6,821,513
Organon & Co. / Organon Foreign Debt Co.-Issuer BV 144A, 4.125%, 4/30/28	8,924,000	8,792,817
144A, 5.125%, 4/30/31	8,649,000	8,592,695
Par Pharmaceutical, Inc., 144A, 7.50%, 4/1/27	8,684,000	8,694,030
Perrigo Finance Unlimited Co. 3.90%, 12/15/24	2,985,000	2,982,673
4.375%, 3/15/26	3,047,000	3,058,335
3.90%, 6/15/30	3,187,000	2,924,353
Prestige Brands, Inc. 144A, 5.125%, 1/15/28	1,820,000	1,824,596
144A, 3.75%, 4/1/31	2,550,000	2,353,140
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23	6,179,000	6,059,745
6.00%, 4/15/24 (a)	5,604,000	5,711,989
7.125%, 1/31/25	4,442,000	4,670,008
3.15%, 10/1/26 (a)	14,874,000	13,516,748
4.75%, 5/9/27	4,250,000	4,101,250
6.75%, 3/1/28 (a)	5,340,000	5,610,765
5.125%, 5/9/29 (a)	4,470,000	4,291,144

(Cost $201,575,629)		187,061,517

Energy — 12.2%
Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC 144A, 5.00%, 1/31/28	2,975,000	2,987,793
144A, 4.75%, 1/15/30	3,125,000	3,072,328

(Cost $6,553,506)		6,060,121

See Notes to Financial Statements.	53

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Oil & Gas — 6.3%
Antero Resources Corp. 5.00%, 3/1/25	$2,507,000	$2,538,337
144A, 7.625%, 2/1/29	2,482,000	2,689,905
144A, 5.375%, 3/1/30 (a)	2,550,000	2,602,377
Apache Corp. 4.625%, 11/15/25	2,052,000	2,120,916
4.375%, 10/15/28	2,987,000	3,029,386
4.25%, 1/15/30 (a)	2,463,000	2,485,709
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 144A, 7.00%, 11/1/26	2,650,000	2,621,380
144A, 5.875%, 6/30/29	1,700,000	1,620,312
Callon Petroleum Co. 6.125%, 10/1/24	2,015,000	2,009,459
144A, 8.00%, 8/1/28 (a)	2,812,000	2,927,897
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A, 11.00%, 4/15/25	2,337,000	2,463,712
Chesapeake Energy Corp. 144A, 5.50%, 2/1/26	2,175,000	2,237,738
144A, 5.875%, 2/1/29	2,175,000	2,254,018
144A, 6.75%, 4/15/29	4,037,000	4,273,750
Citgo Holding, Inc., 144A, 9.25%, 8/1/24	5,922,000	5,962,092
CITGO Petroleum Corp. 144A, 7.00%, 6/15/25	4,781,000	4,786,474
144A, 6.375%, 6/15/26	2,762,000	2,748,590
CNX Resources Corp. 144A, 7.25%, 3/14/27	3,075,000	3,236,407
144A, 6.00%, 1/15/29	2,125,000	2,173,450
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/29	2,975,000	3,067,850
Comstock Resources, Inc. 144A, 6.75%, 3/1/29	5,333,000	5,432,860
144A, 5.875%, 1/15/30	4,326,000	4,203,964
CrownRock LP / CrownRock Finance, Inc. 144A, 5.625%, 10/15/25	5,036,000	5,099,277
144A, 5.00%, 5/1/29	1,800,000	1,834,137
CVR Energy, Inc. 144A, 5.25%, 2/15/25 (a)	2,550,000	2,471,881
144A, 5.75%, 2/15/28 (a)	2,100,000	1,982,148
Endeavor Energy Resources LP / EER Finance, Inc. 144A, 6.625%, 7/15/25	2,641,000	2,763,265
144A, 5.75%, 1/30/28	4,262,000	4,419,566
EQT Corp. 6.625%, 2/1/25	3,996,000	4,321,115
144A, 3.125%, 5/15/26	2,125,000	2,092,487
3.90%, 10/1/27	5,340,700	5,402,679
7.50%, 2/1/30	3,287,000	3,926,338
144A, 3.625%, 5/15/31 (a)	2,125,000	2,069,792
Hilcorp Energy I LP / Hilcorp Finance Co. 144A, 6.25%, 11/1/28	2,618,000	2,673,423
144A, 5.75%, 2/1/29	2,552,000	2,569,213
144A, 6.00%, 2/1/31	2,550,000	2,592,075

	Principal Amount	Value
Oil & Gas (Continued)
Laredo Petroleum, Inc. 9.50%, 1/15/25	$2,456,000	$2,531,215
144A, 7.75%, 7/31/29 (a)	1,780,000	1,729,208
Leviathan Bond Ltd. 144A, REGS, 5.75%, 6/30/23	2,124,495	2,143,813
144A, REGS, 6.125%, 6/30/25	2,609,379	2,671,678
144A, REGS, 6.50%, 6/30/27	2,550,379	2,624,350
144A, REGS, 6.75%, 6/30/30	2,337,668	2,381,032
Matador Resources Co., 5.875%, 9/15/26	4,462,000	4,534,508
MEG Energy Corp. 144A, 7.125%, 2/1/27	5,100,000	5,335,110
144A, 5.875%, 2/1/29	2,657,000	2,689,681
Moss Creek Resources Holdings, Inc. 144A, 7.50%, 1/15/26	3,045,000	2,700,352
144A, 10.50%, 5/15/27	2,125,000	2,006,584
Murphy Oil Corp. 5.75%, 8/15/25	2,332,000	2,378,617
5.875%, 12/1/27	2,309,000	2,355,261
6.375%, 7/15/28	2,337,000	2,424,579
Nabors Industries Ltd., 144A, 7.25%, 1/15/26 (a)	2,380,000	2,324,391
Nabors Industries, Inc. 5.75%, 2/1/25	2,830,000	2,719,630
144A, 7.375%, 5/15/27	3,045,000	3,147,784
Occidental Petroleum Corp. 6.95%, 7/1/24	2,506,000	2,722,117
2.90%, 8/15/24	4,084,000	4,093,883
8.00%, 7/15/25	2,152,000	2,437,463
5.875%, 9/1/25	3,825,000	4,107,438
5.50%, 12/1/25	3,228,000	3,473,118
5.55%, 3/15/26	4,598,000	4,938,413
3.40%, 4/15/26	3,309,000	3,313,351
3.20%, 8/15/26	3,389,000	3,394,016
3.00%, 2/15/27	2,696,000	2,633,493
8.50%, 7/15/27	2,125,000	2,564,259
6.375%, 9/1/28	2,550,000	2,886,014
3.50%, 8/15/29	6,378,000	6,372,738
8.875%, 7/15/30	4,250,000	5,475,679
6.625%, 9/1/30	6,375,000	7,428,341
6.125%, 1/1/31 (a)	5,312,000	6,050,527
7.50%, 5/1/31	3,695,000	4,486,118
7.875%, 9/15/31	2,160,000	2,674,966
Parkland Corp. 144A, 5.875%, 7/15/27	2,053,000	2,080,377
144A, 4.50%, 10/1/29	3,505,000	3,310,805
144A, 4.625%, 5/1/30	3,307,000	3,130,241
PBF Holding Co. LLC / PBF Finance Corp. 144A, 9.25%, 5/15/25 (a)	5,312,000	5,381,375
7.25%, 6/15/25 (a)	2,841,000	2,391,596
6.00%, 2/15/28	3,686,000	2,702,999
Puma International Financing SA 144A, 5.125%, 10/6/24	2,640,000	2,593,721
144A, 5.00%, 1/24/26	3,248,000	3,187,457
Range Resources Corp. 5.00%, 3/15/23	2,762,000	2,799,342

See Notes to Financial Statements.	54

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Oil & Gas (Continued)
4.875%, 5/15/25	$3,406,000	$3,454,314
8.25%, 1/15/29	2,550,000	2,797,554
144A, 4.75%, 2/15/30	1,700,000	1,666,340
SM Energy Co. 144A, 10.00%, 1/15/25	1,898,000	2,083,416
6.75%, 9/15/26 (a)	1,782,000	1,802,083
6.625%, 1/15/27 (a)	1,771,000	1,790,844
6.50%, 7/15/28	1,700,000	1,744,566
Southwestern Energy Co. 7.75%, 10/1/27 (a)	1,870,000	1,982,013
5.375%, 2/1/29	2,939,000	3,027,199
5.375%, 3/15/30	5,100,000	5,269,422
4.75%, 2/1/32	5,037,000	5,016,651
Sunoco LP / Sunoco Finance Corp. 6.00%, 4/15/27	2,593,000	2,680,009
4.50%, 5/15/29	3,607,000	3,462,900
144A, 4.50%, 4/30/30	3,300,000	3,157,820
Transocean, Inc. 144A, 7.25%, 11/1/25	1,760,000	1,369,922
144A, 7.50%, 1/15/26	2,487,000	1,931,491
144A, 11.50%, 1/30/27	2,941,000	2,946,529
144A, 8.00%, 2/1/27	2,619,000	1,944,058

(Cost $310,441,920)		303,158,750

Oil & Gas Services — 0.6%
Archrock Partners LP / Archrock Partners Finance Corp. 144A, 6.875%, 4/1/27	2,215,000	2,276,178
144A, 6.25%, 4/1/28	3,600,000	3,604,176
CGG SA, 144A, 8.75%, 4/1/27 (a)	2,125,000	2,075,891
TechnipFMC PLC, 144A, 6.50%, 2/1/26	3,044,000	3,146,872
USA Compression Partners LP / USA Compression Finance Corp. 6.875%, 4/1/26	3,081,000	3,098,300
6.875%, 9/1/27	3,187,000	3,193,661
Weatherford International Ltd. 144A, 6.50%, 9/15/28	2,161,000	2,239,931
144A, 8.625%, 4/30/30	6,714,000	6,816,791

(Cost $27,165,172)		26,451,800

Pipelines — 5.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp. 144A, 7.875%, 5/15/26	2,383,000	2,564,763
144A, 5.75%, 3/1/27	2,812,000	2,858,061
144A, 5.75%, 1/15/28	2,866,000	2,912,687
144A, 5.375%, 6/15/29	3,187,000	3,207,030
Buckeye Partners LP 4.15%, 7/1/23	2,125,000	2,153,624
144A, 4.125%, 3/1/25	2,125,000	2,098,501
3.95%, 12/1/26	2,550,000	2,464,677
4.125%, 12/1/27	1,827,000	1,728,141
144A, 4.50%, 3/1/28	2,125,000	2,022,182
Cheniere Energy Partners LP 4.50%, 10/1/29	6,374,000	6,475,155

	Principal Amount	Value
Pipelines (Continued)
4.00%, 3/1/31	$6,369,000	$6,283,114
144A, 3.25%, 1/31/32	5,100,000	4,802,772
Cheniere Energy, Inc., 4.625%, 10/15/28	8,898,000	9,065,638
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A, 5.50%, 6/15/31	6,050,000	6,027,312
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 5.75%, 4/1/25	2,125,000	2,141,012
144A, 5.625%, 5/1/27	2,550,000	2,535,312
144A, 6.00%, 2/1/29	2,975,000	2,997,937
144A, 8.00%, 4/1/29	1,500,000	1,597,950
DCP Midstream Operating LP 3.875%, 3/15/23	1,797,000	1,819,400
5.375%, 7/15/25	3,634,000	3,853,130
5.625%, 7/15/27	2,125,000	2,285,831
5.125%, 5/15/29	2,550,000	2,688,248
3.25%, 2/15/32	1,600,000	1,494,032
DT Midstream, Inc. 144A, 4.125%, 6/15/29	4,775,000	4,628,193
144A, 4.375%, 6/15/31	4,250,000	4,158,604
EnLink Midstream LLC, 5.375%, 6/1/29	2,166,000	2,158,592
EnLink Midstream Partners LP 4.40%, 4/1/24	2,262,000	2,306,533
4.15%, 6/1/25	3,112,000	3,120,013
4.85%, 7/15/26	2,111,000	2,139,984
EQM Midstream Partners LP 4.75%, 7/15/23	2,601,000	2,617,490
4.00%, 8/1/24	1,978,000	1,940,932
144A, 6.00%, 7/1/25	2,998,000	3,061,902
4.125%, 12/1/26	2,064,000	1,974,660
144A, 6.50%, 7/1/27	3,896,000	4,055,502
5.50%, 7/15/28	3,856,000	3,801,283
144A, 4.50%, 1/15/29	3,400,000	3,180,598
144A, 4.75%, 1/15/31	4,675,000	4,389,264
Genesis Energy LP / Genesis Energy Finance Corp. 6.50%, 10/1/25	2,343,000	2,286,827
8.00%, 1/15/27	4,300,000	4,353,750
7.75%, 2/1/28	3,064,000	3,030,832
Hess Midstream Operations LP 144A, 5.625%, 2/15/26	3,378,000	3,466,723
144A, 5.125%, 6/15/28	2,337,000	2,389,816
144A, 4.25%, 2/15/30	3,112,000	3,009,148
ITT Holdings LLC, 144A, 6.50%, 8/1/29	5,255,000	4,934,340
New Fortress Energy, Inc. 144A, 6.75%, 9/15/25	5,312,000	5,116,332
144A, 6.50%, 9/30/26	6,375,000	6,111,617
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A, 7.50%, 2/1/26	8,712,000	8,758,174
NGL Energy Partners LP / NGL Energy Finance Corp., 7.50%, 11/1/23 (a)	2,108,000	2,026,926

See Notes to Financial Statements.	55

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Pipelines (Continued)
NuStar Logistics LP 5.75%, 10/1/25	$2,550,000	$2,658,592
6.00%, 6/1/26	2,125,000	2,161,826
5.625%, 4/28/27	2,385,000	2,391,905
6.375%, 10/1/30	2,602,000	2,640,549
Rockies Express Pipeline LLC 144A, 3.60%, 5/15/25	1,700,000	1,668,108
144A, 4.95%, 7/15/29	2,387,000	2,313,409
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 144A, 7.50%, 10/1/25	2,550,000	2,681,108
144A, 6.00%, 3/1/27	1,927,000	1,930,151
144A, 5.50%, 1/15/28	3,187,000	3,052,679
144A, 6.00%, 12/31/30	3,237,000	3,100,382
144A, 6.00%, 9/1/31	2,125,000	2,006,298
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.875%, 4/15/26	4,302,000	4,446,655
5.375%, 2/1/27	1,836,000	1,888,849
6.50%, 7/15/27	3,067,000	3,255,099
5.00%, 1/15/28	3,407,000	3,522,174
6.875%, 1/15/29	2,887,000	3,146,339
5.50%, 3/1/30	4,253,000	4,516,601
4.875%, 2/1/31	4,300,000	4,436,052
4.00%, 1/15/32	4,300,000	4,252,851
Venture Global Calcasieu Pass LLC 144A, 3.875%, 8/15/29	5,537,000	5,430,274
144A, 4.125%, 8/15/31	5,312,000	5,266,928
144A, 3.875%, 11/1/33	5,312,000	5,123,451
Western Midstream Operating LP 3.60%, 2/1/25	3,111,000	3,128,282
4.65%, 7/1/26	2,015,000	2,090,482
4.50%, 3/1/28	1,700,000	1,768,476
4.75%, 8/15/28	1,700,000	1,762,399
4.55%, 2/1/30	5,200,000	5,356,936

(Cost $261,514,000)		251,091,399

Financial — 10.6%
Banks — 0.9%
Commerzbank AG, 144A, 8.125%, 9/19/23	4,255,000	4,577,435
Deutsche Bank AG 5.882%, 7/8/31 (c)	2,154,000	2,337,571
3.729%, 1/14/32 (c)	5,308,000	4,979,874
3.742%, 1/7/33 (c)	5,312,000	4,975,813
Freedom Mortgage Corp. 144A, 8.125%, 11/15/24	1,823,000	1,821,587
144A, 8.25%, 4/15/25	2,292,000	2,290,487
144A, 7.625%, 5/1/26	2,550,000	2,452,794
144A, 6.625%, 1/15/27	2,797,000	2,585,617
Intesa Sanpaolo SpA 144A, 5.017%, 6/26/24	8,523,000	8,784,261
144A, 5.71%, 1/15/26	6,497,000	6,858,877
144A, 4.198%, 6/1/32	3,187,000	2,884,880

(Cost $46,611,384)		44,549,196

	Principal Amount	Value
Diversified Financial Services — 3.3%
Ally Financial, Inc., 5.75%, 11/20/25	$4,462,000	$4,757,462
Coinbase Global, Inc. 144A, 3.375%, 10/1/28	4,250,000	3,880,526
144A, 3.625%, 10/1/31	4,375,000	3,860,937
Curo Group Holdings Corp., 144A, 7.50%, 8/1/28	4,250,000	3,779,546
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, 8/15/28	4,250,000	4,097,701
LD Holdings Group LLC 144A, 6.50%, 11/1/25	2,125,000	2,022,511
144A, 6.125%, 4/1/28	2,550,000	2,278,884
LPL Holdings, Inc. 144A, 4.625%, 11/15/27	1,950,000	1,943,604
144A, 4.00%, 3/15/29	3,825,000	3,720,845
144A, 4.375%, 5/15/31	1,700,000	1,660,339
Midcap Financial Issuer Trust 144A, 6.50%, 5/1/28	4,321,000	4,216,475
144A, 5.625%, 1/15/30	1,729,000	1,580,903
Nationstar Mortgage Holdings, Inc. 144A, 6.00%, 1/15/27	2,800,000	2,845,542
144A, 5.50%, 8/15/28	3,612,000	3,606,582
144A, 5.125%, 12/15/30	2,901,000	2,723,111
144A, 5.75%, 11/15/31	2,550,000	2,470,070
Navient Corp.MTN, 6.125%, 3/25/24	3,158,000	3,256,593
5.875%, 10/25/24	2,125,000	2,200,480
6.75%, 6/25/25	2,525,000	2,625,659
6.75%, 6/15/26	2,252,000	2,339,276
5.00%, 3/15/27	2,975,000	2,875,471
4.875%, 3/15/28	2,152,000	2,015,251
5.50%, 3/15/29	3,187,000	3,017,372
NFP Corp. 144A, 4.875%, 8/15/28	2,368,000	2,264,175
144A, 6.875%, 8/15/28	8,737,000	8,136,987
OneMain Finance Corp. 5.625%, 3/15/23	3,719,000	3,816,438
6.125%, 3/15/24	5,153,000	5,313,902
6.875%, 3/15/25	5,377,000	5,744,410
8.875%, 6/1/25	2,006,000	2,118,888
7.125%, 3/15/26	7,150,000	7,759,430
3.50%, 1/15/27	3,197,000	3,029,030
6.625%, 1/15/28	3,400,000	3,601,450
3.875%, 9/15/28	2,700,000	2,505,128
5.375%, 11/15/29	3,237,000	3,261,278
4.00%, 9/15/30	3,802,000	3,470,104
PennyMac Financial Services, Inc. 144A, 5.375%, 10/15/25	2,862,000	2,850,910
144A, 4.25%, 2/15/29	2,762,000	2,475,719
144A, 5.75%, 9/15/31	2,125,000	2,005,660
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc. 144A, 2.875%, 10/15/26	4,935,000	4,646,993
144A, 3.625%, 3/1/29	3,187,000	2,990,012
144A, 3.875%, 3/1/31	5,364,000	5,030,413
144A, 4.00%, 10/15/33	3,612,000	3,367,865

See Notes to Financial Statements.	56

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Diversified Financial Services (Continued)
SLM Corp. 4.20%, 10/29/25	$2,162,000	$2,175,426
3.125%, 11/2/26	2,046,000	1,963,884
United Wholesale Mortgage LLC 144A, 5.50%, 11/15/25	3,400,000	3,277,073
144A, 5.75%, 6/15/27	2,125,000	2,034,199
144A, 5.50%, 4/15/29 (a)	3,075,000	2,818,929
VistaJet Malta Finance PLC / XO Management Holding, Inc., 144A, 6.375%, 2/1/30 (a)	4,492,000	4,283,212

(Cost $168,395,126)		158,716,655

Insurance — 0.9%
Acrisure LLC / Acrisure Finance, Inc. 144A, 7.00%, 11/15/25	3,931,000	3,895,896
144A, 10.125%, 8/1/26	1,544,000	1,637,921
144A, 4.25%, 2/15/29	2,875,000	2,706,007
144A, 6.00%, 8/1/29	2,181,000	1,970,075
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 144A, 5.875%, 11/1/29	2,014,000	1,903,834
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 144A, 4.25%, 10/15/27	3,187,000	3,079,614
144A, 6.75%, 10/15/27	5,695,000	5,573,298
AssuredPartners, Inc. 144A, 7.00%, 8/15/25	2,184,000	2,164,344
144A, 5.625%, 1/15/29	2,337,000	2,153,499
HUB International Ltd. 144A, 7.00%, 5/1/26	7,697,000	7,756,267
144A, 5.625%, 12/1/29	2,337,000	2,223,071
MGIC Investment Corp., 5.25%, 8/15/28	2,812,000	2,852,662
Radian Group, Inc. 4.50%, 10/1/24	2,012,000	2,034,555
6.625%, 3/15/25	2,231,000	2,364,827
4.875%, 3/15/27	1,912,000	1,977,381

(Cost $46,210,767)		44,293,251

Real Estate — 0.6%
Howard Hughes Corp. 144A, 5.375%, 8/1/28	3,190,000	3,228,471
144A, 4.125%, 2/1/29	2,762,000	2,615,241
144A, 4.375%, 2/1/31	2,862,000	2,698,551
Kennedy-Wilson, Inc. 4.75%, 3/1/29	2,550,000	2,495,813
4.75%, 2/1/30	2,600,000	2,491,138
5.00%, 3/1/31	2,550,000	2,478,524
Realogy Group LLC / Realogy Co.-Issuer Corp. 144A, 4.875%, 6/1/23	1,729,000	1,769,770
144A, 5.75%, 1/15/29	4,025,000	3,998,636
144A, 5.25%, 4/15/30	4,350,000	4,151,314
WeWork Cos. LLC / WW Co.-Obligor, Inc., 144A, 5.00%, 7/10/25	2,382,000	2,005,358

	Principal Amount	Value
Real Estate (Continued)
WeWork Cos., Inc., 144A, 7.875%, 5/1/25 (a)	$2,843,000	$2,578,075

(Cost $31,844,963)		30,510,891

Real Estate Investment Trusts — 4.3%
Apollo Commercial Real Estate Finance, Inc., 144A, 4.625%, 6/15/29	2,125,000	1,921,467
Blackstone Mortgage Trust, Inc., 144A, 3.75%, 1/15/27	1,750,000	1,656,244
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 144A, 5.75%, 5/15/26 (a)	4,017,000	3,971,046
144A, 4.50%, 4/1/27	3,187,000	2,977,423
Diversified Healthcare Trust 9.75%, 6/15/25	4,557,000	4,819,392
4.75%, 2/15/28	2,158,000	1,954,425
4.375%, 3/1/31	2,125,000	1,828,446
HAT Holdings I LLC / HAT Holdings II LLC 144A, 6.00%, 4/15/25	1,721,000	1,777,191
144A, 3.375%, 6/15/26	4,274,000	4,057,223
Iron Mountain, Inc. 144A, 4.875%, 9/15/27	4,324,000	4,320,065
144A, 5.25%, 3/15/28	3,706,000	3,713,412
144A, 5.00%, 7/15/28	2,125,000	2,108,595
144A, 4.875%, 9/15/29	4,250,000	4,107,923
144A, 5.25%, 7/15/30	5,525,000	5,477,844
144A, 4.50%, 2/15/31	4,675,000	4,377,530
144A, 5.625%, 7/15/32	2,550,000	2,526,374
iStar, Inc. 4.75%, 10/1/24	3,290,000	3,314,527
4.25%, 8/1/25	2,346,000	2,328,757
5.50%, 2/15/26	1,406,000	1,440,728
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 144A, 4.25%, 2/1/27	2,770,000	2,702,260
144A, 4.75%, 6/15/29	2,762,000	2,680,549
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	6,011,000	6,247,373
144A, 4.625%, 6/15/25	4,753,000	4,903,100
4.50%, 9/1/26	2,807,000	2,866,859
5.75%, 2/1/27	4,196,000	4,545,086
144A, 3.875%, 2/15/29	6,795,000	6,841,206
MPT Operating Partnership LP / MPT Finance Corp. 5.25%, 8/1/26	2,148,000	2,193,387
5.00%, 10/15/27	5,515,000	5,641,404
4.625%, 8/1/29	3,866,000	3,887,282
3.50%, 3/15/31	5,645,000	5,327,412
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 144A, 7.50%, 6/1/25	1,546,000	1,617,410

See Notes to Financial Statements.	57

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Real Estate Investment Trusts (Continued)
144A, 5.875%, 10/1/28	$3,181,000	$3,232,548
144A, 4.875%, 5/15/29	3,187,000	3,075,455
RHP Hotel Properties LP / RHP Finance Corp. 4.75%, 10/15/27	3,367,500	3,302,659
144A, 4.50%, 2/15/29	2,585,000	2,446,056
RLJ Lodging Trust LP 144A, 3.75%, 7/1/26	2,125,000	2,072,513
144A, 4.00%, 9/15/29	2,125,000	1,999,019
SBA Communications Corp. 3.875%, 2/15/27	6,844,000	6,835,958
3.125%, 2/1/29	6,548,000	6,090,098
Service Properties Trust 4.50%, 6/15/23	2,125,000	2,106,980
4.35%, 10/1/24	3,506,000	3,361,272
7.50%, 9/15/25	3,400,000	3,575,100
4.75%, 10/1/26	1,912,000	1,771,917
4.95%, 2/15/27 (a)	1,700,000	1,583,898
5.50%, 12/15/27	2,012,000	1,971,760
3.95%, 1/15/28	1,700,000	1,477,062
4.95%, 10/1/29	1,806,000	1,635,902
4.375%, 2/15/30	1,700,000	1,486,259
Starwood Property Trust, Inc. 144A, 3.75%, 12/31/24	1,700,000	1,663,671
4.75%, 3/15/25	2,161,000	2,186,040
144A, 3.625%, 7/15/26	1,729,000	1,639,040
144A, 4.375%, 1/15/27	2,161,000	2,100,942
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 144A, 7.875%, 2/15/25	9,562,000	9,961,453
144A, 6.00%, 1/15/30	2,990,000	2,678,158
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC 144A, 4.75%, 4/15/28	2,838,000	2,705,976
144A, 6.50%, 2/15/29	4,717,000	4,379,192
VICI Properties LP / VICI Note Co., Inc. 144A, 3.50%, 2/15/25	3,262,000	3,273,662
144A, 4.25%, 12/1/26	5,312,000	5,371,096
144A, 3.75%, 2/15/27	3,402,000	3,382,217
144A, 4.625%, 12/1/29	4,400,000	4,495,194
144A, 4.125%, 8/15/30	4,250,000	4,224,564
XHR LP 144A, 6.375%, 8/15/25	2,125,000	2,191,013
144A, 4.875%, 6/1/29	2,125,000	2,060,899

(Cost $217,540,999)		208,469,513

Venture Capital — 0.6%
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/29	4,250,000	4,113,278
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 4.75%, 9/15/24	4,714,000	4,684,137
6.375%, 12/15/25	3,172,000	3,219,104
6.25%, 5/15/26	5,007,000	5,049,985
5.25%, 5/15/27	6,203,000	6,168,790
4.375%, 2/1/29	3,243,000	3,013,266

(Cost $27,428,054)		26,248,560

	Principal Amount	Value
Industrial — 8.1%
Aerospace/Defense — 2.4%
Bombardier, Inc. 144A, 7.50%, 12/1/24	$4,318,000	$4,473,772
144A, 7.50%, 3/15/25	5,978,000	5,969,362
144A, 7.125%, 6/15/26	5,162,000	5,160,864
144A, 7.875%, 4/15/27 (a)	8,769,000	8,829,331
144A, 6.00%, 2/15/28 (a)	3,187,000	3,048,047
Howmet Aerospace, Inc. 5.125%, 10/1/24	5,016,000	5,269,207
6.875%, 5/1/25	2,550,000	2,811,623
3.00%, 1/15/29	2,975,000	2,827,589
Rolls-Royce PLC 144A, 3.625%, 10/14/25	4,380,000	4,282,764
144A, 5.75%, 10/15/27	4,250,000	4,385,936
Spirit AeroSystems, Inc. 144A, 5.50%, 1/15/25	2,147,000	2,208,993
144A, 7.50%, 4/15/25	4,996,000	5,188,346
4.60%, 6/15/28 (a)	3,134,000	2,996,370
TransDigm, Inc. 144A, 8.00%, 12/15/25	4,713,000	4,926,782
144A, 6.25%, 3/15/26	18,878,000	19,487,665
6.375%, 6/15/26	4,037,000	4,120,344
7.50%, 3/15/27	2,356,000	2,437,871
5.50%, 11/15/27	11,020,000	10,949,307
4.625%, 1/15/29	5,178,000	4,909,872
4.875%, 5/1/29	3,186,000	3,030,842
Triumph Group, Inc. 144A, 8.875%, 6/1/24	2,393,000	2,556,023
144A, 6.25%, 9/15/24	2,433,000	2,417,210
7.75%, 8/15/25 (a)	2,250,000	2,260,687

(Cost $117,112,937)		114,548,807

Building Materials — 0.9%
Builders FirstSource, Inc. 144A, 6.75%, 6/1/27	2,203,000	2,293,797
144A, 5.00%, 3/1/30	2,337,000	2,374,859
144A, 4.25%, 2/1/32	5,625,000	5,396,541
Griffon Corp., 5.75%, 3/1/28	4,647,000	4,625,159
JELD-WEN, Inc. 144A, 4.625%, 12/15/25	1,700,000	1,670,717
144A, 4.875%, 12/15/27 (a)	1,700,000	1,655,451
SRM Escrow Issuer LLC, 144A, 6.00%, 11/1/28	4,675,000	4,669,624
Standard Industries, Inc. 144A, 5.00%, 2/15/27	3,612,000	3,639,036
144A, 4.75%, 1/15/28	4,250,000	4,172,182
144A, 4.375%, 7/15/30	6,900,000	6,543,581
144A, 3.375%, 1/15/31	4,687,000	4,154,158
Summit Materials LLC / Summit Materials Finance Corp., 144A, 5.25%, 1/15/29	2,975,000	2,990,039

(Cost $46,920,661)		44,185,144

Electrical Components & Equipment — 0.4%
Energizer Holdings, Inc. 144A, 4.75%, 6/15/28	2,600,000	2,472,795
144A, 4.375%, 3/31/29 (a)	3,525,000	3,185,719

See Notes to Financial Statements.	58

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Electrical Components & Equipment (Continued)
WESCO Distribution, Inc. 144A, 7.125%, 6/15/25	$6,526,000	$6,847,014
144A, 7.25%, 6/15/28	5,631,000	6,009,347

(Cost $19,242,529)		18,514,875

Electronics — 0.6%
II-VI, Inc., 144A, 5.00%, 12/15/29	4,207,000	4,204,013
Imola Merger Corp., 144A, 4.75%, 5/15/29	8,499,000	8,256,438
Sensata Technologies BV 144A, 4.875%, 10/15/23	2,125,000	2,180,452
144A, 5.625%, 11/1/24	1,700,000	1,793,160
144A, 5.00%, 10/1/25	3,200,000	3,312,960
144A, 4.00%, 4/15/29	4,250,000	4,087,459
Sensata Technologies, Inc. 144A, 4.375%, 2/15/30	1,912,000	1,862,642
144A, 3.75%, 2/15/31	3,187,000	2,969,041

(Cost $30,292,763)		28,666,165

Engineering & Construction — 0.2%
Brand Industrial Services, Inc., 144A, 8.50%, 7/15/25 (a)	4,275,000	3,929,601
Fluor Corp., 4.25%, 9/15/28 (a)	2,511,000	2,457,968
Promontoria Holding 264 BV, 144A, 7.875%, 3/1/27	1,500,000	1,474,800

(Cost $8,424,415)		7,862,369

Environmental Control — 0.7%
Covanta Holding Corp. 144A, 4.875%, 12/1/29	3,271,000	3,134,055
5.00%, 9/1/30	1,710,000	1,645,362
GFL Environmental, Inc. 144A, 4.25%, 6/1/25	2,250,000	2,249,696
144A, 3.75%, 8/1/25	3,187,000	3,158,986
144A, 5.125%, 12/15/26	2,125,000	2,172,154
144A, 4.00%, 8/1/28 (a)	3,187,000	2,951,385
144A, 3.50%, 9/1/28	3,187,000	3,047,824
144A, 4.75%, 6/15/29	3,187,000	3,015,699
144A, 4.375%, 8/15/29	2,337,000	2,173,609
Madison IAQ LLC 144A, 4.125%, 6/30/28	2,975,000	2,818,217
144A, 5.875%, 6/30/29	4,391,000	3,990,431
Stericycle, Inc. 144A, 5.375%, 7/15/24	2,650,000	2,712,574
144A, 3.875%, 1/15/29	2,125,000	1,981,892

(Cost $37,271,398)		35,051,884

Machinery-Diversified — 0.2%
TK Elevator Holdco GmbH, 144A, 7.625%, 7/15/28	1,702,000	1,733,487
TK Elevator US Newco, Inc., 144A, 5.25%, 7/15/27	6,795,000	6,735,306

(Cost $8,908,634)		8,468,793

	Principal Amount	Value
Miscellaneous Manufacturing — 0.1%
FXI Holdings, Inc. 144A, 7.875%, 11/1/24	$2,145,000	$2,115,431
144A, 12.25%, 11/15/26	3,237,000	3,467,669
Hillenbrand, Inc., 5.75%, 6/15/25	1,700,000	1,764,421

(Cost $7,503,301)		7,347,521

Packaging & Containers — 2.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 144A, 3.25%, 9/1/28	2,550,000	2,401,641
144A, 4.00%, 9/1/29	4,512,000	4,237,625
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 144A, 5.25%, 4/30/25	3,001,000	3,031,040
144A, 4.125%, 8/15/26	4,968,000	4,814,787
144A, 5.25%, 8/15/27	4,250,000	4,044,632
144A, 5.25%, 8/15/27	3,469,000	3,301,372
Ball Corp. 4.00%, 11/15/23	4,250,000	4,345,200
5.25%, 7/1/25	4,250,000	4,509,888
4.875%, 3/15/26	3,337,000	3,489,868
2.875%, 8/15/30	5,525,000	5,059,325
3.125%, 9/15/31	3,612,000	3,315,527
Berry Global, Inc., 144A, 5.625%, 7/15/27	2,246,000	2,304,138
Flex Acquisition Co., Inc. 144A, 6.875%, 1/15/25	2,758,000	2,767,074
144A, 7.875%, 7/15/26	2,222,000	2,293,660
Graphic Packaging International LLC 144A, 3.50%, 3/15/28	1,912,000	1,819,067
144A, 3.75%, 2/1/30	1,754,000	1,673,825
LABL, Inc. 144A, 6.75%, 7/15/26	2,975,000	2,985,963
144A, 10.50%, 7/15/27	2,961,000	3,040,414
144A, 5.875%, 11/1/28	2,146,000	2,058,175
144A, 8.25%, 11/1/29	1,980,000	1,845,113
Mauser Packaging Solutions Holding Co. 144A, 5.50%, 4/15/24	6,290,000	6,264,840
144A, 7.25%, 4/15/25	5,877,000	5,784,643
OI European Group BV, 144A, 4.75%, 2/15/30	1,700,000	1,629,867
Owens-Brockway Glass Container, Inc. 144A, 5.875%, 8/15/23	2,888,000	2,941,818
144A, 6.625%, 5/13/27	3,125,000	3,245,500
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 144A, 4.00%, 10/15/27	4,250,000	3,937,391
Sealed Air Corp. 144A, 5.25%, 4/1/23	1,806,000	1,839,799
144A, 5.125%, 12/1/24	1,806,000	1,871,350
144A, 5.50%, 9/15/25	1,746,000	1,831,135
144A, 4.00%, 12/1/27	1,906,000	1,890,113
Silgan Holdings, Inc., 4.125%, 2/1/28	2,422,000	2,379,445

See Notes to Financial Statements.	59

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Packaging & Containers (Continued)
Trivium Packaging Finance BV 144A, 5.50%, 8/15/26	$4,499,000	$4,545,295
144A, 8.50%, 8/15/27	2,802,000	2,876,925

(Cost $108,843,379)		104,376,455

Transportation — 0.2%
Seaspan Corp., 144A, 5.50%, 8/1/29	3,197,000	3,051,025
XPO Logistics, Inc., 144A, 6.25%, 5/1/25	4,887,000	5,077,837

(Cost $8,294,113)		8,128,862

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC 144A, 6.50%, 10/1/25	3,612,000	3,661,231
144A, 9.75%, 8/1/27	1,850,000	2,032,697
144A, 5.50%, 5/1/28	4,250,000	4,066,379

(Cost $10,144,059)		9,760,307

Technology — 3.9%
Computers — 1.2%
Booz Allen Hamilton, Inc. 144A, 3.875%, 9/1/28	3,175,000	3,113,215
144A, 4.00%, 7/1/29	2,125,000	2,100,265
Condor Merger Sub, Inc., 144A, 7.375%, 2/15/30	8,650,000	8,363,555
Diebold Nixdorf, Inc. 8.50%, 4/15/24 (a)	1,821,000	1,796,498
144A, 9.375%, 7/15/25	3,238,000	3,375,647
Exela Intermediate LLC / Exela Finance, Inc., 144A, 11.50%, 7/15/26 (a)	4,544,000	2,680,960
NCR Corp. 144A, 5.75%, 9/1/27	2,065,000	2,088,283
144A, 5.00%, 10/1/28	2,842,000	2,806,873
144A, 5.125%, 4/15/29	5,111,000	5,034,872
144A, 6.125%, 9/1/29	2,265,000	2,354,762
144A, 5.25%, 10/1/30	1,912,000	1,852,269
Seagate HDD Cayman 4.75%, 6/1/23	2,250,000	2,314,541
4.875%, 3/1/24	2,257,000	2,330,465
4.75%, 1/1/25 (a)	2,121,000	2,187,143
4.875%, 6/1/27	2,077,000	2,137,513
4.091%, 6/1/29	2,158,000	2,080,927
3.125%, 7/15/29	2,125,000	1,939,084
4.125%, 1/15/31	2,167,000	2,054,262
3.375%, 7/15/31	2,125,000	1,919,821
Vericast Corp., 144A, 11.00%, 9/15/26	5,304,301	5,423,648

(Cost $60,922,983)		57,954,603

Office/Business Equipment — 0.3%
Pitney Bowes, Inc., 144A, 6.875%, 3/15/27	1,700,000	1,603,227
Xerox Corp., 4.375%, 3/15/23	4,250,000	4,297,919

	Principal Amount	Value
Office/Business Equipment (Continued)
Xerox Holdings Corp. 144A, 5.00%, 8/15/25	$3,123,000	$3,185,460
144A, 5.50%, 8/15/28 (a)	3,347,000	3,344,440

(Cost $12,927,417)		12,431,046

Semiconductors — 0.1%
ams-OSRAM AG, 144A, 7.00%, 7/31/25	2,058,000	2,135,298
ON Semiconductor Corp., 144A, 3.875%, 9/1/28	3,375,000	3,350,329

(Cost $5,664,975)		5,485,627

Software — 2.3%
Black Knight InfoServ LLC, 144A, 3.625%, 9/1/28	4,250,000	4,034,036
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/25	2,550,000	2,641,800
CDK Global, Inc. 5.00%, 10/15/24	2,093,000	2,194,469
4.875%, 6/1/27	2,638,000	2,704,860
144A, 5.25%, 5/15/29	2,125,000	2,181,929
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A, 5.75%, 3/1/25	5,656,000	5,629,134
Clarivate Science Holdings Corp. 144A, 3.875%, 7/1/28	3,915,000	3,705,450
144A, 4.875%, 7/1/29	3,916,000	3,692,240
Fair Isaac Corp. 144A, 5.25%, 5/15/26	1,561,000	1,658,508
144A, 4.00%, 6/15/28	4,121,000	4,050,449
MicroStrategy, Inc., 144A, 6.125%, 6/15/28 (a)	2,225,000	2,149,884
Minerva Merger Sub, Inc., 144A, 6.50%, 2/15/30	10,286,000	9,917,144
MSCI, Inc. 144A, 4.00%, 11/15/29 (a)	4,266,000	4,295,990
144A, 3.625%, 9/1/30	3,775,000	3,707,654
144A, 3.875%, 2/15/31	4,250,000	4,237,250
144A, 3.625%, 11/1/31	2,550,000	2,508,741
144A, 3.25%, 8/15/33	2,975,000	2,815,808
Open Text Corp. 144A, 3.875%, 2/15/28	3,825,000	3,698,507
144A, 3.875%, 12/1/29	3,612,000	3,414,424
Open Text Holdings, Inc. 144A, 4.125%, 2/15/30	3,825,000	3,668,060
144A, 4.125%, 12/1/31	2,762,000	2,627,808
PTC, Inc. 144A, 3.625%, 2/15/25	2,222,000	2,221,267
144A, 4.00%, 2/15/28	2,125,000	2,075,477
Rackspace Technology Global, Inc. 144A, 3.50%, 2/15/28	2,337,000	2,123,351
144A, 5.375%, 12/1/28 (a)	2,387,000	2,144,827
ROBLOX Corp., 144A, 3.875%, 5/1/30 (a)	4,350,000	4,142,505
SS&C Technologies, Inc., 144A, 5.50%, 9/30/27	8,499,000	8,742,241
Twilio, Inc. 3.625%, 3/15/29 (a)	2,125,000	2,034,135

See Notes to Financial Statements.	60

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

	Principal Amount	Value
Software (Continued)
3.875%, 3/15/31	$2,125,000	$1,998,456
Veritas US, Inc. / Veritas Bermuda Ltd., 144A, 7.50%, 9/1/25	7,537,000	7,463,891
Ziff Davis, Inc., 144A, 4.625%, 10/15/30	2,833,000	2,729,581

(Cost $116,003,612)		111,209,876

Utilities — 2.4%
Electric — 2.2%
Calpine Corp. 144A, 5.25%, 6/1/26	1,910,000	1,931,344
144A, 4.50%, 2/15/28	5,312,000	5,187,885
144A, 5.125%, 3/15/28	6,327,000	6,101,727
144A, 4.625%, 2/1/29	2,672,000	2,482,155
144A, 5.00%, 2/1/31	3,688,000	3,419,882
144A, 3.75%, 3/1/31	3,825,000	3,487,080
Clearway Energy Operating LLC 144A, 4.75%, 3/15/28	3,712,000	3,737,650
144A, 3.75%, 2/15/31	4,016,000	3,741,948
DPL, Inc., 4.125%, 7/1/25	1,759,000	1,752,333
FirstEnergy Corp. Series B, 4.40%, 7/15/27	6,496,000	6,725,926
2.65%, 3/1/30	2,500,000	2,347,925
Series B, 2.25%, 9/1/30	1,869,000	1,698,538
NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24	2,975,000	3,037,088
144A, 3.875%, 10/15/26	2,125,000	2,103,049
144A, 4.50%, 9/15/27	2,346,000	2,361,566
NRG Energy, Inc. 5.75%, 1/15/28	3,508,000	3,591,280
144A, 3.375%, 2/15/29	2,125,000	1,977,100
144A, 5.25%, 6/15/29	3,115,000	3,183,421
144A, 3.625%, 2/15/31	4,281,000	3,943,251
144A, 3.875%, 2/15/32	4,727,000	4,392,069
PG&E Corp. 5.00%, 7/1/28 (a)	4,050,000	4,016,183
5.25%, 7/1/30	4,350,000	4,328,076
Talen Energy Supply LLC 6.50%, 6/1/25	2,306,000	949,230
144A, 10.50%, 1/15/26	2,591,000	1,170,458
144A, 7.25%, 5/15/27	3,233,000	2,883,238
144A, 6.625%, 1/15/28	2,166,000	1,882,611
144A, 7.625%, 6/1/28	1,725,000	1,546,773
Vistra Operations Co. LLC 144A, 5.50%, 9/1/26	4,542,000	4,619,237
144A, 5.625%, 2/15/27	5,525,000	5,667,766
144A, 5.00%, 7/31/27	5,525,000	5,572,460
144A, 4.375%, 5/1/29	5,312,000	5,156,730

(Cost $113,687,040)		104,995,979

Gas — 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp. 5.625%, 5/20/24	2,892,000	2,953,759
5.50%, 5/20/25	2,975,000	3,031,212

	Principal Amount	Value
Gas (Continued)
5.875%, 8/20/26	$2,934,000	$2,992,680
5.75%, 5/20/27	2,543,000	2,572,575

(Cost $12,355,345)		11,550,226

TOTAL CORPORATE BONDS (Cost $4,978,243,405)		4,723,266,914

	Number of Shares
SECURITIES LENDING COLLATERAL — 3.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e) (Cost $181,376,226)	181,376,226	181,376,226

CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $36,045,170)	36,045,170	36,045,170

TOTAL INVESTMENTS — 102.9% (Cost $5,195,664,801)		$4,940,688,310
Other assets and liabilities, net — (2.9%)		(138,287,025)

NET ASSETS — 100.0%		$4,802,401,285

See Notes to Financial Statements.	61

DBX ETF Trust

Schedule of Investments

Xtrackers USD High Yield Corporate Bond ETF (Continued)

February 28, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
CORPORATE BONDS — 0.2%
Financial — 0.2%
Deutsche Bank AG, 3.73%, 1/14/2032 (c)
7,207,371	2,024,956	(3,631,935)		(26,785)	(593,733)	124,636	—	5,308,000	4,979,874

Deutsche Bank AG, 5.88%, 7/8/2031 (c)
—	2,604,667	(191,260)		(4,602)	(71,234)	9,896	—	2,154,000	2,337,571

Deutsche Bank AG, 3.74%, 1/7/2033 (c)
—	6,313,110	(1,150,205)		(23,401)	(163,691)	16,147	—	5,312,000	4,975,813

SECURITIES LENDING COLLATERAL — 3.8%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
219,083,931	—	(37,707,705	)(f)	—	—	10,061	—	181,376,226	181,376,226

CASH EQUIVALENTS — 0.8%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
168,443,173	554,429,485	(686,827,488)		—	—	7,500	—	36,045,170	36,045,170

394,734,475	565,372,218	(729,508,593)		(54,788)	(828,658)	168,240	—	230,195,396	229,714,654

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $223,357,220, which is 4.7% of net assets.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $51,196,425.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:	Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (g)	$—	$4,723,266,914	$—	$4,723,266,914
Short-Term Investments (g)	217,421,396	—	—	217,421,396

TOTAL	$217,421,396	$4,723,266,914	$—	$4,940,688,310

(g)	See Schedule of Investments for additional detailed categorizations.

See Notes to Financial Statements.	62

This Page is Intentionally Left Blank

63

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF
Assets
Investment in non-affiliated securities at value	$22,355,274	$1,499,234,097	$—	$86,556,793
Investment in affiliated securities at value	—	8,513,441	29,166,412	—
Investment in DWS Government Money Market Series	131,179	13,841,389	61,597	346,281
Investment in DWS Government & Agency Securities Portfolio*	1,561,891	20,540,953	—	3,496,240
Cash	—	—	—	353,131
Receivables:
Investment securities sold	899,177	38,925,212	—	1,726,216
Interest	347,011	19,427,522	1	1,387,095
Securities lending income	1,026	4,722	—	2,072

Total assets	$25,295,558	$1,600,487,336	$29,228,010	$93,867,828

Liabilities
Payable upon return of securities loaned	$1,561,891	$20,540,953	$—	$3,496,240
Payables:
Investment securities purchased	997,638	48,545,835	—	2,557,893
Investment advisory fees	3,282	197,532	1,776	12,911

Total liabilities	2,562,811	69,284,320	1,776	6,067,044

Net Assets, at value	$22,732,747	$1,531,203,016	$29,226,234	$87,800,784

Net Assets Consist of
Paid-in capital	$34,208,269	$1,567,615,362	$29,034,409	$89,380,029
Distributable earnings (loss)	(11,475,522)	(36,412,346)	191,825	(1,579,245)

Net Assets, at value	$22,732,747	$1,531,203,016	$29,226,234	$87,800,784

Number of Common Shares outstanding	500,001	31,400,001	1,175,001	1,900,001

Net Asset Value	$45.47	$48.76	$24.87	$46.21

Investment in non-affiliated securities at cost	$23,380,005	$1,531,716,675	$—	$88,033,699

Investment in affiliated securities at cost	$—	$8,807,926	$28,972,812	$—

Value of securities loaned	$1,999,184	$29,095,050	$—	$4,335,578

Investment in DWS Government Money Market Series at cost	$131,179	$13,841,389	$61,597	$346,281

Investment in DWS Government & Agency Securities Portfolio at cost*	$1,561,891	$20,540,953	$—	$3,496,240

Non-cash collateral for securities on loan	$524,247	$9,610,830	$—	$1,011,020

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	64

DBX ETF Trust

Statements of Assets and Liabilities (Continued)

February 28, 2022 (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF
Assets
Investment in non-affiliated securities at value	$4,710,973,656
Investment in affiliated securities at value	12,293,258
Investment in DWS Government Money Market Series	36,045,170
Investment in DWS Government & Agency Securities Portfolio*	181,376,226
Receivables:
Investment securities sold	37,398,721
Capital shares	64,998,345
Interest	67,199,032
Securities lending income	119,872

Total assets	$5,110,404,280

Liabilities
Payable upon return of securities loaned	$181,376,226
Payables:
Investment securities purchased	126,039,572
Investment advisory fees	587,197

Total liabilities	308,002,995

Net Assets, at value	$4,802,401,285

Net Assets Consist of
Paid-in capital	$5,189,708,930
Distributable earnings (loss)	(387,307,645)

Net Assets, at value	$4,802,401,285

Number of Common Shares outstanding	125,587,501

Net Asset Value	$38.24

Investment in non-affiliated securities at cost	$4,965,333,367

Investment in affiliated securities at cost	$12,910,038

Value of securities loaned	$223,357,220

Investment in DWS Government Money Market Series at cost	$36,045,170

Investment in DWS Government & Agency Securities Portfolio at cost*	$181,376,226

Non-cash collateral for securities on loan	$51,196,425

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	65

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Xtrackers High Beta High Yield Bond ETF	Xtrackers Low Beta High Yield Bond ETF	Xtrackers Risk Managed USD High Yield Strategy ETF(1)	Xtrackers Short Duration High Yield Bond ETF
Investment Income
Unaffiliated interest income	$563,883	$15,032,365	$—	$1,680,950
Affiliated interest income	—	55,483	—	—
Income distributions from affiliated funds	18	2,007	1	549
Affiliated securities lending income	63	423	—	119
Unaffiliated securities lending income, net of borrower rebates	5,430	16,170	—	8,964

Total investment income	569,394	15,106,448	1	1,690,582

Expenses
Investment advisory fees	36,947	1,206,461	3,574	81,702
Other expenses	57	1,147	—	172

Total expenses	37,004	1,207,608	3,574	81,874

Less fees waived (see note 3):
Waiver	(15,982)	(243,153)	(1,798)	(483)

Net expenses	21,022	964,455	1,776	81,391

Net investment income (loss)	548,372	14,141,993	(1,775)	1,609,191

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(7,013)	(99,493)	—	285,649
In-kind redemptions	5,089	—	—	59,151

Net realized gain (loss)	(1,924)	(99,493)	—	344,800

Net change in unrealized appreciation (depreciation) on:
Investments	(1,207,827)	(43,321,017)	—	(3,202,181)
Investments in affiliates	—	(356,680)	193,600	—

Net change in unrealized appreciation (depreciation)	(1,207,827)	(43,677,697)	193,600	(3,202,181)

Net realized and unrealized gain (loss) on investments	(1,209,751)	(43,777,190)	193,600	(2,857,381)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(661,379)	$(29,635,197)	$191,825	$(1,248,190)

(1)	For the period February 10, 2022 (commencement of operations) through February 28, 2022.

See Notes to Financial Statements.	66

DBX ETF Trust

Statements of Operations (Continued)

For the Six Months Ended February 28, 2022 (Unaudited)

Xtrackers USD High Yield Corporate Bond ETF
Investment Income
Unaffiliated interest income	$127,214,198
Affiliated interest income	150,679
Income distributions from affiliated funds	7,500
Affiliated securities lending income	10,061
Unaffiliated securities lending income, net of borrower rebates	816,544

Total investment income	128,198,982

Expenses
Investment advisory fees	6,306,511
Other expenses	4,147

Total expenses	6,310,658

Less fees waived (see note 3):
Waiver	(1,583,562)

Net expenses	4,727,096

Net investment income (loss)	123,471,886

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	8,145,351
Investments in affiliates	(20,008)
In-kind redemptions	(38,409,021)
In-kind redemptions in affiliates	(34,780)

Net realized gain (loss)	(30,318,458)

Net change in unrealized appreciation (depreciation) on:
Investments	(282,596,410)
Investments in affiliates	(828,658)

Net change in unrealized appreciation (depreciation)	(283,425,068)

Net realized and unrealized gain (loss) on investments	(313,743,526)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(190,271,640)

See Notes to Financial Statements.	67

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers High Beta High Yield Bond ETF		Xtrackers Low Beta High Yield Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$548,372	$680,195	$14,141,993	$8,011,095
Net realized gain (loss)	(1,924)	331,044	(99,493)	2,106,618
Net change in net unrealized appreciation (depreciation)	(1,207,827)	178,690	(43,677,697)	10,048,247

Net increase (decrease) in net assets resulting from operations	(661,379)	1,189,929	(29,635,197)	20,165,960

Distributions to Shareholders	(588,992)	(825,490)	(14,867,722)	(8,258,522)

Fund Shares Transactions
Proceeds from shares sold	6,992,436	11,992,336	825,321,667	715,759,317
Value of shares redeemed	(2,347,951)	—	—	(15,156,196)

Net increase (decrease) in net assets resulting from fund share transactions	4,644,485	11,992,336	825,321,667	700,603,121

Total net increase (decrease) in Net Assets	3,394,114	12,356,775	780,818,748	712,510,559

Net Assets
Beginning of period	19,338,633	6,981,858	750,384,268	37,873,709

End of period	$22,732,747	$19,338,633	$1,531,203,016	$750,384,268

Changes in Shares Outstanding
Shares outstanding, beginning of period	400,001	150,001	14,700,001	750,001
Shares sold	150,000	250,000	16,700,000	14,250,000
Shares redeemed	(50,000)	—	—	(300,000)

Shares outstanding, end of period	500,001	400,001	31,400,001	14,700,001

See Notes to Financial Statements.	68

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Risk Managed USD High Yield Strategy ETF	Xtrackers Short Duration High Yield Bond ETF
	For the Period February 10, 2022(1) to February 28, 2022 (Unaudited)	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$(1,775)	$1,609,191	$2,489,447
Net realized gain (loss)	—	344,800	1,271,532
Net change in net unrealized appreciation (depreciation)	193,600	(3,202,181)	185,876

Net increase (decrease) in net assets resulting from operations	191,825	(1,248,190)	3,946,855

Distributions to Shareholders	—	(1,748,843)	(2,657,928)

Fund Shares Transactions
Proceeds from shares sold	29,034,384	18,867,538	45,259,188
Value of shares redeemed	—	(4,697,674)	(7,179,887)

Net increase (decrease) in net assets resulting from fund share transactions	29,034,384	14,169,864	38,079,301

Total net increase (decrease) in Net Assets	29,226,209	11,172,831	39,368,228
Net Assets
Beginning of period	25	76,627,953	37,259,725

End of period	$29,226,234	$87,800,784	$76,627,953

Changes in Shares Outstanding
Shares outstanding, beginning of period	1	1,600,001	800,001
Shares sold	1,175,000	400,000	950,000
Shares redeemed	—	(100,000)	(150,000)

Shares outstanding, end of period	1,175,001	1,900,001	1,600,001

(1)	Commencement of Operations.

See Notes to Financial Statements.	69

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers USD High Yield Corporate Bond ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$123,471,886	$294,840,227
Net realized gain (loss)	(30,318,458)	261,534,954
Net change in net unrealized appreciation (depreciation)	(283,425,068)	(13,795,630)

Net increase (decrease) in net assets resulting from operations	(190,271,640)	542,579,551

Distributions to Shareholders	(136,451,771)	(328,072,536)

Fund Shares Transactions
Proceeds from shares sold	2,229,405,684	8,910,076,826
Value of shares redeemed	(3,766,777,870)	(8,666,637,450)

Net increase (decrease) in net assets resulting from fund share transactions	(1,537,372,186)	243,439,376

Total net increase (decrease) in Net Assets	(1,864,095,597)	457,946,391
Net Assets
Beginning of period	6,666,496,882	6,208,550,491

End of period	$4,802,401,285	$6,666,496,882

Changes in Shares Outstanding
Shares outstanding, beginning of period	165,387,501	158,937,501	*
Shares sold	56,200,000	224,750,000	*
Shares redeemed	(96,000,000)	(218,300,000	)*

Shares outstanding, end of period	125,587,501	165,387,501	*

*	Shares through April 12, 2021 have been adjusted to reflect the effects of a stock split effective April 13, 2021. See Note 9.

See Notes to Financial Statements.	70

DBX ETF Trust

Financial Highlights

Xtrackers High Beta High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Years Ended August 31,				Period Ended 8/31/2018(a)
			2021	2020		2019
Net Asset Value, beginning of period	$48.35		$46.55	$48.61		$49.17	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	1.21		2.60	3.01	(c)	3.32	2.07
Net realized and unrealized gain (loss)	(2.78)		2.65	(1.95	)(c)	(0.58)	(1.11)

Total from investment operations	(1.57)		5.25	1.06		2.74	0.96

Less distributions from:
Net investment income	(1.31)		(3.45)	(3.12)		(3.30)	(1.79)

Total distributions	(1.31)		(3.45)	(3.12)		(3.30)	(1.79)

Net Asset Value, end of period	$45.47		$48.35	$46.55		$48.61	$49.17

Total Return (%)	(3.32	)**(d)	11.67 (d)	2.46	(d)	5.90 (d)	2.01	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	23		19	7		151	148
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.35		0.35	0.35	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20		0.31	0.35	*
Ratio of net investment income (loss) (%)	5.19	*	5.45	6.50	(c)	6.91	6.71	*
Portfolio turnover rate (%)(e)	29	**	98	98		51	34	**

Xtrackers Low Beta High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Years Ended August 31,				Period Ended 8/31/2018(a)
			2021	2020		2019
Net Asset Value, beginning of period	$51.05		$50.50	$50.62		$49.16	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.72		1.45	2.02	(c)	2.29	1.37
Net realized and unrealized gain (loss)	(2.20)		1.07	0.12	(c)	1.44	(1.05)

Total from investment operations	(1.48)		2.52	2.14		3.73	0.32

Less distributions from:
Net investment income	(0.81)		(1.97)	(2.26)		(2.27)	(1.16)

Total distributions	(0.81)		(1.97)	(2.26)		(2.27)	(1.16)

Net Asset Value, end of period	$48.76		$51.05	$50.50		$50.62	$49.16

Total Return (%)	(2.93	)**(d)	5.12 (d)	4.42	(d)	7.84 (d)	0.68	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	1,531		750	38		144	138
Ratio of expenses before fee waiver (%)	0.25	*	0.25	0.25		0.25	0.25	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20		0.24	0.25	*
Ratio of net investment income (loss) (%)	2.93	*	2.89	4.09	(c)	4.66	4.44	*
Portfolio turnover rate (%)(e)	31	**	88	111		55	52	**

(a)	For the period January 11, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.04 and $0.23, increase to net realized and unrealized gain (loss) from investments per share by $0.04 and $0.23, and decrease to the ratio of net investment income to average net assets of 0.08% and 0.47%, for Xtrackers High Beta High Yield Bond ETF and Xtrackers Low Beta High Yield Bond ETF respectively. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(d)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	71

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Risk Managed USD High Yield Strategy ETF Selected Per Share Data	Period Ended 2/28/2022(a) (Unaudited)
Net Asset Value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.00	)(c)
Net realized and unrealized gain (loss)	(0.13	)(d)

Total from investment operations	(0.13)

Net Asset Value, end of period	$24.87

Total Return (%)(e)	(0.52	)**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	29
Ratio of expenses before fee waiver (%)(f)	0.30	*
Ratio of expenses after fee waiver (%)(f)	0.15	*
Ratio of net investment income (loss) (%)	(0.15	)*
Portfolio turnover rate (%)(g)	0	**

Xtrackers Short Duration High Yield Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Years Ended August 31,				Period Ended 8/31/2018(h)
			2021	2020		2019
Net Asset Value, beginning of period	$47.89		$46.57	$49.13		$49.69	$50.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.92		2.34	2.69	(i)	2.83	1.76
Net realized and unrealized gain (loss)	(1.59)		1.67	(2.47	)(i)	(0.54)	(0.59)

Total from investment operations	(0.67)		4.01	0.22		2.29	1.17

Less distributions from:
Net investment income	(1.01)		(2.69)	(2.78)		(2.85)	(1.48)

Total distributions	(1.01)		(2.69)	(2.78)		(2.85)	(1.48)

Net Asset Value, end of period	$46.21		$47.89	$46.57		$49.13	$49.69

Total Return (%)	(1.42	)**(e)	8.86 (e)	0.61	(e)	4.79 (e)	2.41	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	88		77	37		22	40
Ratio of expenses before fee waiver (%)	0.20	*	0.20	0.20		0.20	0.20	*
Ratio of expenses after fee waiver (%)	0.20	*	0.20	0.20		0.20	0.20	*
Ratio of net investment income (loss) (%)	3.94	*	4.95	6.13	(i)	5.78	5.56	*
Portfolio turnover rate (%)(g)	25	**	52	150		45	37	**

(a)	For the period February 10, 2022 (commencement of operations) through February 28, 2022.
(b)	Based on average shares outstanding during the period.
(c)	Amount represents less than $0.005.
(d)	Because of the timing of subscriptions and redemptions in relation to fluctuating markets at value, the amount shown may not agree with the change in aggregate gains and losses.
(e)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)

The Fund invests in other ETFs and indirectly bears its proportionate shares of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not included these indirect fees and expenses.

(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(h)	For the period January 10, 2018 (commencement of operations) through August 31, 2018.
(i)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.10, increase to net realized and unrealized gain (loss) from investments per share by $0.10 and decrease to the ratio of net investment income to average net assets of 0.22% for Xtrackers Short Duration High Yield Bond ETF. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	72

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers USD High Yield Corporate Bond ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Years Ended August 31,						Period Ended 8/31/2017(a)(b)
			2021		2020(b)		2019(b)	2018(b)
Net Asset Value, beginning of period	$40.31		$39.06	(b)	$40.19		$39.90	$40.97	$40.00

Income (loss) from investment operations:
Net investment income (loss)(c)	0.77		1.70		2.03	(d)	2.39	2.32	1.66
Net realized and unrealized gain (loss)	(2.00)		1.79		(0.95	)(d)	0.23	(1.24)	0.89

Total from investment operations	(1.23)		3.49		1.08		2.62	1.08	2.55

Less distributions from:
Net investment income	(0.84)		(2.24)		(2.21)		(2.34)	(2.15)	(1.58)

Total distributions	(0.84)		(2.24)		(2.21)		(2.34)	(2.15)	(1.58)

Net Asset Value, end of period	$38.24		$40.31		$39.06		$40.19	$39.90	$40.97

Total Return (%)	(3.10	)**(e)	8.31	(e)	2.91	(e)	6.87 (e)	2.76 (e)	6.43	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	4,802		6,666		6,209		3,062	1,796	220
Ratio of expenses before fee waiver (%)	0.20	*	0.20		0.20		0.20	0.20	0.25	*
Ratio of expenses after fee waiver (%)	0.15	*	0.15		0.15		0.17	0.20	0.25	*
Ratio of net investment income (loss) (%)	3.92	*	4.27		5.27	(d)	6.06	5.86	5.57	*
Portfolio turnover rate (%)(f)	13	**	37		54		29	32	36	**

(a)	For the period December 7, 2016 (commencement of operations) through August 31, 2017.
(b)

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split. Net asset value and per share information through April 12, 2021 have been updated to reflect the effect of the split. Shareholders received 5 shares for every 4 shares owned and net asset value per share decreased correspondingly.

(c)	Based on average shares outstanding during the period.
(d)

The Financial Accounting Standards Board issued Accounting Standards Update (ASU) 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective September 1, 2019, the Fund adopted ASU 2017-08 and the effect of this change for the year ended August 31, 2020 was a decrease to net investment income per share by $0.12, increase to net realized and unrealized gain (loss) from investments per share by $0.12 and decrease to the ratio of net investment income to average net assets of 0.32% for Xtrackers USD High Yield Corporate Bond ETF. Per share data and ratios for years prior to August 31, 2020 have not been restated to reflect this change in presentation.

(e)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	73

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2022, the Trust consists of thirty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below, each a diversified series of the Trust:

Xtrackers High Beta High Yield Bond ETF
Xtrackers Low Beta High Yield Bond ETF Xtrackers Risk Managed USD High Yield Strategy ETF
Xtrackers Short Duration High Yield Bond ETF
Xtrackers USD High Yield Corporate Bond ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers Risk Managed USD High Yield Strategy ETF which lots consist of 25,000 shares and Xtrackers USD High Yield Corporate Bond ETF which lots consist of 100,000 shares, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers High Beta High Yield Bond ETF	Solactive USD High Yield Corporates Total Market High Beta Index
Xtrackers Low Beta High Yield Bond ETF Xtrackers Risk Managed USD High Yield Strategy ETF	Solactive USD High Yield Corporates Total Market Low Beta Index Adaptive Wealth Strategies Risk Managed High Yield Index
Xtrackers Short Duration High Yield Bond ETF	Solactive USD High Yield Corporates Total Market 0-5 Year Index
Xtrackers USD High Yield Corporate Bond ETF	Solactive USD High Yield Corporates Total Market Index

The Solactive USD High Yield Corporates Total Market High Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits higher overall beta to the broader high yield corporate fixed income market. The Solactive USD High Yield Corporates Total Market Low Beta Index is designed to track the performance of the segment of the US dollar-denominated high yield corporate bond market that exhibits lower overall beta to the broader high yield corporate fixed income market. The Adaptive Wealth Strategies Risk Managed High Yield Index is designed to track the performance of the US dollar-denominated high yield corporate bond market during normal market conditions, and the performance of a USD cash position accruing interest at the Effective Federal Funds Rate (the interest rate depository institutions such as banks charge each other for overnight loans to meet their reserve requirements) during periods of adverse market conditions. The Solactive USD High Yield Corporates Total Market 0-5 Year Index is designed to track the performance of short-term publicly issued US dollar-denominated below investment grade corporate debt. The Solactive USD High Yield Corporates Total Market Index is designed to track the performance of a basket of U.S. dollar-denominated high yield liquid corporate bonds. Under normal circumstances, the Solactive Indexes are reconstituted monthly on the last day of each month. The Funds reconstitute and rebalance their portfolios in accordance with their respective underlying indexes, and therefore any changes to the underlying indexes reconstitution and rebalance schedules will result in corresponding changes to a Fund’s reconstitution and rebalance schedule.

74

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. ETFs are generally categorized as Level 1.

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; length of time of a halt in trading of the security; movement in the security’s proxy index; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

75

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Interest income is recorded on the accrual basis. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2022, the Funds did not incur any interest or penalties.

At August 31, 2021, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers High Beta High Yield Bond ETF	$2,689,526	$7,800,548	$10,490,074
Xtrackers Low Beta High Yield Bond ETF	2,299,291	945,160	3,244,451
Xtrackers Short Duration High Yield Bond ETF	—	420,709	420,709
Xtrackers USD High Yield Corporate Bond ETF	16,148,977	61,720,592	77,869,569

76

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

As of August 31, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers High Beta High Yield Bond ETF	$20,413,294	$157,148	$334,227	$(177,079)
Xtrackers Low Beta High Yield Bond ETF	763,246,426	9,656,626	10,135,340	(478,714)
Xtrackers Short Duration High Yield Bond ETF	77,497,802	1,588,348	1,672,322	(83,974)
Xtrackers USD High Yield Corporate Bond ETF	6,974,502,514	(58,833)	58,267,957	(58,326,790)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, and foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories. Receivables and payables related to foreign taxes as of February 28, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2022, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.06% annualized effective rate as of February 28, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

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As of February 28, 2022, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2022

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers High Beta High Yield Bond ETF
Corporate Bonds	$1,561,891	$—	$63,631	$460,616	$2,086,138

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$2,086,138

Xtrackers Low Beta High Yield Bond ETF
Corporate Bonds	$20,540,953	$—	$932,305	$8,678,525	$30,151,783

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$30,151,783

Xtrackers Short Duration High Yield Bond ETF
Corporate Bonds	$3,496,240	$—	$123,297	$887,723	$4,507,260

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$4,507,260

Xtrackers USD High Yield Corporate Bond ETF
Corporate Bonds	$181,376,226	$—	$5,789,407	$45,407,018	$232,572,651

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$232,572,651

As of February 28, 2022, Xtrackers Risk Managed USD High Yield Strategy ETF had no securities on loan.

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor was entitled to receive a unitary advisory fee based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers High Beta High Yield Bond ETF	0.35%
Xtrackers Low Beta High Yield Bond ETF	0.25%
Xtrackers Risk Managed USD High Yield Strategy ETF	0.30%
Xtrackers Short Duration High Yield Bond ETF	0.20%
Xtrackers USD High Yield Corporate Bond ETF	0.20%

The Advisor for Xtrackers High Beta High Yield Bond ETF has contractually agreed, until December 16, 2022, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other

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extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. For the period ended February 28, 2022, the Advisor waived $15,834 of expenses to the Fund.

The Advisor for Xtrackers Low Beta High Yield Bond ETF has contractually agreed, until December 16, 2022, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.20% of the fund’s average daily net assets. For the period ended February 28, 2022, the Advisor waived $241,292 of expenses to the Fund.

The Advisor for Xtrackers USD High Yield Corporate Bond ETF has contractually agreed, until December 16, 2022, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses (except for interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) of the fund from exceeding 0.15% of the fund’s average daily net assets. For the period ended February 28, 2022, the Advisor waived $1,576,628 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2022, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers High Beta High Yield Bond ETF	$148
Xtrackers Low Beta High Yield Bond ETF	1,861
Xtrackers Risk Managed USD High Yield Strategy ETF	1,798
Xtrackers Short Duration High Yield Bond ETF	483
Xtrackers USD High Yield Corporate Bond ETF	6,934

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and the Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2022, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$6,265,150	$6,191,773
Xtrackers Low Beta High Yield Bond ETF	313,208,740	301,890,012
Xtrackers Risk Managed USD High Yield Strategy ETF	533,752	—
Xtrackers Short Duration High Yield Bond ETF	21,978,414	19,443,624
Xtrackers USD High Yield Corporate Bond ETF	777,926,589	810,013,820

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For the period ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers High Beta High Yield Bond ETF	$6,850,243	$2,273,725
Xtrackers Low Beta High Yield Bond ETF	810,168,401	—
Xtrackers Risk Managed USD High Yield Strategy ETF	28,439,060	—
Xtrackers Short Duration High Yield Bond ETF	18,992,161	4,410,318
Xtrackers USD High Yield Corporate Bond ETF	2,200,896,083	3,686,941,094

Transactions with Affiliates.    The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the period ended February 28, 2022, the Funds engaged in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act as follows:

	Securities Purchased	Securities Sold	Net Realized Gain (Loss) on Securities Sold
Xtrackers High Beta High Yield Bond ETF	$1,604,138	$3,693,538	$18,541
Xtrackers Low Beta High Yield Bond ETF	4,960,334	2,470,999	(76,784)
Xtrackers USD High Yield Corporate Bond ETF	866,861	1,266,796	18,258

5. Fund Share Transactions

As of February 28, 2022, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. A Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in NAV of a Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high-yield debt securities could increase liquidity risk for a Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

7. Line of Credit

The Trust has entered into a senior unsecured credit facility with a syndication of banks which allows the Xtrackers USD High Yield Corporate Bond ETF and certain other funds managed by the Advisor to borrow up to $105 million. The Fund may borrow money under this credit facility to the extent necessary for temporary or emergency purposes, including the funding of shareholder redemption requests, trade settlements, and as necessary to distribute to shareholders any income necessary to maintain the Fund’s status as a regulated

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investment company. Borrowings are charged an interest rate of 1.25% per annum plus the greater of the Federal Funds Effective Rate or the one-month LIBOR Rate. The Fund may borrow up to the lesser of 33 percent of its net assets as permitted by the Act or 25 percent of adjusted total net assets. The Fund had no outstanding loans at February 28, 2022.

8. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

9. Stock Split

On April 13, 2021, the Xtrackers USD High Yield Corporate Bond ETF implemented a 5 for 4 stock split of its outstanding shares. The net effect of the stock split was to increase the number of outstanding shares and decrease the net asset value per share by a proportionate amount for the shares of the Fund. The stock split had no impact on the overall value of a shareholder’s investment in the Fund. Capital share activity referenced in the Statement of Changes in Net Assets, and per share and net asset value data in the Financial Highlights tables have been restated to reflect the stock split.

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Liquidity Risk Management (Unaudited)

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF and Xtrackers USD High Yield Corporate Bond ETF

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2022, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

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Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 16-17, 2022 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers High Beta High Yield Bond ETF, Xtrackers Low Beta High Yield Bond ETF, Xtrackers Short Duration High Yield Bond ETF, and Xtrackers USD High Yield Corporate Bond ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 16 and February 17, 2022. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

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The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for each of the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge. The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive.

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The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

Xtrackers Risk Managed USD High Yield Strategy ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on November 16, 2021, the Trustees, all of who are not “interested persons,” as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), of DBX ETF Trust (the “Trust”) or its service providers, unanimously approved the (i) Investment Advisory Agreement between DBX Advisors LLC (“DBX” or the “Advisor”) and the Trust, with respect to Xtrackers Risk Managed USD High Yield ETF (subsequently renamed as Xtrackers Risk Managed USD High Yield Strategy ETF) (the “Fund”). The Independent Trustees were advised throughout the review and meeting by K&L Gates LLP (“Independent Trustee Counsel”).

In reaching this decision, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services to be provided to the Fund and its shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the Fund’s advisory fee; (4) the total cost of the services to be provided by, and the anticipated profits to be realized, by the Advisor from its relationship with the Fund; and (5) the extent to which economies of scale would be realized, and if the Fund’s shareholders would benefit from those economies.

The Board reached a determination, with the assistance of Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of the Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services to be provided by the Advisor under the Investment Advisory Agreement. The Board considered that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services, such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

The Board considered that the Advisor will provide, at its own expense, office facilities and equipment for use by the Fund and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor will pay or arrange for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Fund’s operations. The Board also considered that in addition to managing the Fund’s portfolio directly, the

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Advisor will provide oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Fund.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fee to be paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Fund’s service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Fund. The Board also considered the expertise of the Advisor in supervising third party service providers to its currently managed funds, such as the administrator and the custodian (which would also provide those services to the Fund), noting the Advisor’s extensive work with these service providers (including onsite and virtual due diligence sessions) to conduct such supervision (which would cover the Fund as well). The Board further considered the compliance program of the Advisor, which supports the compliance program of the Advisor’s currently managed funds (which would also cover the Fund).

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared the Fund’s advisory fee to that of other pertinent exchange-traded funds (“ETFs”) and noted that the Fund’s fee is below the average and median fee of the ETFs in the Fund’s peer group. The Board accordingly noted that the Fund’s fee is competitive with the fees of its respective peer group. The Board agreed that it was familiar with the Advisor’s methodology for selecting the Fund’s peer group and believed that the Fund’s peer group was appropriate. The Board considered that the proposed fee for the Fund is a unitary fee pursuant to which the Advisor pays all of the Fund’s costs (subject to certain specified exceptions). Based on its review, the Board concluded that the advisory fee for the Fund is reasonable in light of the services to be provided.

Costs of Services and Profitability.    The Board considered the anticipated expenses of the Advisor in developing and rendering services to be provided to the Fund and the likelihood and level of profits in the early years of the Fund’s operations. The Board noted that because the Fund is new, it is difficult to estimate the profitability of the Fund to the Advisor at this time. The Board considered whether the Advisor would benefit in other ways from its relationships with the Fund and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Fund.

Economies of Scale.    The Board noted that the Fund’s advisory fee was set at a competitive level that was designed to reflect scale in assets from the Fund’s commencement of operations. The Board noted that because the Fund is new, it is difficult to estimate whether the Fund would experience economies of scale beyond those already reflected in the advisory fee. The Board determined to evaluate economies of scale on an ongoing basis as a result of asset growth of the Fund.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

86

DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at 855-329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount/Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca or Cboe, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

87

DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

Rev. 12/2021

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Bond investments are subject to interest rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Investing in a single industry, or group of industries, country or in a limited geographic region generally are more volatile than more diversified funds. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Distressed securities are speculative and involve substantial risks beyond the risks of investing in junk bonds, such as no interest payments or repayment of principal, or the loss of the entire investment in the distressed security. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Performance of the Funds may diverge from that of the Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in these Funds should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with the Funds. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and its investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. or Cboe BZX Exchange, Inc., as applicable. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”) The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

HYUP, HYDW, SHYL and HYLB (the “Funds”) are not sponsored, endorsed, sold or promoted by Solactive. Neither Solactive nor any other party makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding advisability of investing in funds generally or in these Funds particularly or the ability of the Underlying Indexes to track general stock market performance. Neither Solactive nor any other party makes any express or implied warranties, and Solactive hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Underlying Indexes or any data included therein. The prospectus contains a more detailed description of the limited relationship Solactive has with DBX Advisors LLC and any related funds.

The Index Marks, trademarks and trade names, the Index and the Intellectual Property are licensed under an Agreement for use by DBX Advisors LLC (“Licensee”) and the Xtrackers Risk Managed USD High Yield Strategy ETF (the “Fund”). Such Index Marks, trademarks, trade names, Index and Intellectual Property have been created and developed by NorthCrest Asset Management LLC without regard to Licensee or the Fund, their business, and/or any prospective investor in the Fund.

Copyright © 2022 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY, 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY 10019

R-050032-6 (4/22) DBX005125 (4/23)

February 28, 2022

Semi-Annual Report

DBX ETF Trust

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell US Multifactor ETF (DEUS)

DBX ETF Trust

To our Shareholders: (Unaudited)

Dear Shareholder,

We are pleased to provide this semiannual report on four of our equity ETFs for the period ended February 28, 2022.

Global equities posted strong results, supported by economic resilience and robust corporate earnings, even though the Omicron variant of the coronavirus-induced lockdowns and Russia’s full-fledged military invasion of Ukraine kept investors wary. As the period ended, developed markets outperformed emerging markets – Japan and the UK recovered faster than other regions owing to better management of Omicron-related cases.

The U.S. economy recovered steadily, supported by growing personal consumption expenditure and manufacturing activity. Despite the receding number of Omicron infections, consumer confidence remained weak owing to a less favorable long-term economic outlook. Markets gained during Q4 2021 on the back of stable economic data and rising corporate earnings. Notwithstanding this advance, U.S. equities have witnessed heightened volatility so far in 2022, due to rising energy prices, coupled with concerns regarding the Federal Reserve’s tightening monetary policy. Labor-market data indicated falling unemployment rates. However, as inflation jumped to the highest level in 40 years, the Federal Reserve indicated a hawkish stance and confirmed tapering of bond purchases by March 2022.

Within the Eurozone, the manufacturing sector struggled, due to supply-chain bottlenecks, escalating input costs, and weak consumer confidence. Amid rising geopolitical risks and gas supply concerns, inflation reached an all-time high. Although the European Central Bank (ECB) plans to end its bond buying under the Pandemic Emergency Purchase Programme by the end of March, quantitative easing would continue through the older Asset Purchase Programme. The ECB expects to defer interest rate hikes until then.

The UK economy expanded, backed by higher government spending and household expenditure. Elsewhere, Japan turned out to be the most resilient of developed nations, experiencing the strongest economic recovery. Economic growth was aided by expanding household consumption and business investment amid declining coronavirus cases and easing restrictions.

We believe 2022 will be viewed as a year of transition as the global economy, along with the investment environment, evolves in search of a new normal. Geopolitical pressures coupled with disparities in central bank policies across different regions is expected to impact investment decisions. On one hand, the economic effects of the war between Russia and Ukraine and other supporting nations need to be monitored. On the other, we believe high inflation is a proxy of readjustment to demand-supply mismatches and labor markets. It can, therefore, be tackled with efficient risk management of portfolios, along with longer-term investment horizon.

Our team appreciates your trust and looks forward to serving your investment needs through innovative index-driven strategies.

Sincerely,

/s/ Freddi Klassen

Freddi Klassen

President and Chief Executive Officer

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

1

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF (DEEF)

Xtrackers FTSE Developed ex US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the FTSE Developed ex US Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Under-lying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2022 (5.3% of Net Assets)

Description	% of Net Assets
SSE PLC (United Kingdom)	0.6%
Telefonica SA (Spain)	0.6%
Medibank Pvt Ltd. (Australia)	0.6%
Kinnevik AB (Sweden)	0.5%
Segro PLC (United Kingdom)	0.5%
B&M European Value Retail SA (United Kingdom)	0.5%
Daito Trust Construction Co. Ltd. (Japan)	0.5%
Bank Leumi Le-Israel BM (Israel)	0.5%
J Sainsbury PLC (United Kingdom)	0.5%
Skanska AB (Sweden)	0.5%

Country Diversification * as of February 28, 2022

Japan	26.2%
Australia	11.1%
United Kingdom	10.9%
Canada	6.1%
Sweden	5.6%
Switzerland	4.5%
South Korea	4.4%
Germany	3.7%
France	3.7%
Israel	3.2%
Netherlands	2.6%
Hong Kong	2.4%
Singapore	2.1%
Other	13.5%

Total	100.0%

Sector Diversification * as of February 28, 2022

Industrials	21.0%
Financials	14.0%
Materials	12.8%
Consumer Staples	10.7%
Consumer Discretionary	9.0%
Real Estate	7.5%
Utilities	7.0%
Communication Services	6.9%
Information Technology	5.4%
Health Care	4.3%
Energy	1.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 7.

2

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers MSCI Kokusai Equity ETF (KOKU)

Xtrackers MSCI Kokusai Equity ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the MSCI Kokusai Index (the “Underlying Index”). The MSCI Kokusai Index is also known as the MSCI World ex Japan Index. The Underlying Index is designed to track the performance of equity markets in developed markets (excluding Japan). It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2022 (20.4% of Net Assets)

Apple, Inc. (United States)	5.0%
Microsoft Corp. (United States)	4.0%
Alphabet, Inc. (United States)	3.0%
Amazon.com, Inc. (United States)	2.6%
Tesla, Inc. (United States)	1.4%
NVIDIA Corp. (United States)	1.1%
Meta Platforms, Inc. (United States)	0.9%
UnitedHealth Group, Inc. (United States)	0.8%
Johnson & Johnson (United States)	0.8%
JPMorgan Chase & Co. (United States)	0.8%

Country Diversification * as of February 28, 2022

United States	71.3%
United Kingdom	4.9%
Canada	3.8%
Switzerland	3.5%
France	3.3%
Germany	2.5%
Australia	2.2%
Other	8.5%

Total	100.0%

Sector Diversification * as of February 28, 2022

Information Technology	23.0%
Financials	14.2%
Health Care	12.8%
Consumer Discretionary	11.1%
Industrials	9.3%
Communication Services	8.0%
Consumer Staples	7.2%
Materials	4.4%
Energy	4.3%
Utilities	3.0%
Real Estate	2.7%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 21.

3

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (QARP)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 2Qual/Val 5% Capped Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2022 (35.0% of Net Assets)

Description	% of Net Assets
Apple, Inc.	6.2%
Alphabet, Inc.	5.3%
Microsoft Corp.	5.2%
Berkshire Hathaway, Inc.	3.9%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.4%
Intel Corp.	2.3%
UnitedHealth Group, Inc.	2.2%
Johnson & Johnson	2.1%
Cisco Systems, Inc.	1.8%

Sector Diversification * as of February 28, 2022

Information Technology	29.6%
Health Care	15.0%
Consumer Discretionary	13.4%
Communication Services	10.7%
Financials	8.5%
Consumer Staples	8.1%
Industrials	7.0%
Energy	3.8%
Materials	2.0%
Real Estate	1.1%
Utilities	0.8%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 35.

4

DBX ETF Trust

Portfolio Summary (Unaudited)

Xtrackers Russell US Multifactor ETF (DEUS)

Xtrackers Russell US Multifactor ETF (the “Fund”), using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Russell 1000 Comprehensive Factor Index (the “Underlying Index”). The Underlying Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. It is not possible to invest directly into an index.

Ten Largest Equity Holdings as of February 28, 2022 (6.1% of Net Assets)

Description	% of Net Assets
HP, Inc.	1.1%
AutoZone, Inc.	0.8%
Kroger Co.	0.6%
Hewlett Packard Enterprise Co.	0.6%
Tractor Supply Co.	0.5%
Genuine Parts Co.	0.5%
Best Buy Co., Inc.	0.5%
eBay, Inc.	0.5%
O’Reilly Automotive, Inc.	0.5%
Amdocs Ltd.	0.5%

Sector Diversification * as of February 28, 2022

Information Technology	19.4%
Financials	16.5%
Industrials	15.7%
Consumer Discretionary	11.0%
Health Care	9.9%
Materials	6.3%
Real Estate	6.1%
Consumer Staples	5.5%
Utilities	5.5%
Communication Services	2.7%
Energy	1.4%

Total	100.0%

* As a percent of total investments excluding securities lending collateral and cash equivalents.

Portfolio holdings and characteristics are subject to change. For more complete details about the Fund’s investment portfolio see page 40.

5

DBX ETF Trust

Fees and Expenses (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares, and (2) ongoing costs, including management fees and other Fund expenses. In the most recent six-month period the Funds limited these expenses; had they not done so, expenses would have been higher. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples in the tables are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual expenses

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses (which is not the Funds’ actual return). The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio	Expenses Paid During the Period Per $1,000(1)
Xtrackers FTSE Developed ex US Multifactor ETF
Actual	$1,000.00	$928.10	0.24%	$1.15
Hypothetical (5% return before expenses)	$1,000.00	$1,023.61	0.24%	$1.20
Xtrackers MSCI Kokusai Equity ETF
Actual	$1,000.00	$956.60	0.09%	$0.44
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	0.09%	$0.45
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Actual	$1,000.00	$976.10	0.19%	$0.93
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	0.19%	$0.95
Xtrackers Russell US Multifactor ETF
Actual	$1,000.00	$969.90	0.17%	$0.83
Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	0.17%	$0.85
(1) Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

6

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.3%
Australia — 11.1%
Adbri Ltd.	6,728	$16,111
ALS Ltd.	8,225	70,607
Alumina Ltd.	45,469	65,164
Ampol Ltd.	502	10,735
Ansell Ltd.	4,452	83,026
APA Group (a)	6,482	47,272
Aristocrat Leisure Ltd.	2,892	78,214
ASX Ltd.	2,855	170,566
Aurizon Holdings Ltd.	43,600	110,734
Australia & New Zealand Banking Group Ltd.	2,436	45,977
Bank of Queensland Ltd.	8,346	48,450
Bendigo & Adelaide Bank Ltd.	14,683	102,392
BHP Group Ltd.	10,442	353,554
BlueScope Steel Ltd.	16,220	238,226
Boral Ltd.	1,820	4,794
Brambles Ltd.	31,390	225,504
carsales.com Ltd.	3,773	56,126
Challenger Ltd.	9,674	47,385
Charter Hall Group REIT	12,875	156,678
Cleanaway Waste Management Ltd.	17,252	34,677
Cochlear Ltd.	876	141,691
Coles Group Ltd.	16,273	205,232
Commonwealth Bank of Australia	981	66,531
Computershare Ltd.	12,146	190,906
CSL Ltd.	160	30,185
CSR Ltd.	32,776	136,044
Deterra Royalties Ltd.	10,130	32,785
Dexus REIT	45,784	362,797
Domino’s Pizza Enterprises Ltd.	856	49,040
Downer EDI Ltd.	28,738	105,103
Endeavour Group Ltd.	23,138	120,217
Fortescue Metals Group Ltd.	2,415	31,807
Goodman Group REIT	14,583	235,241
GPT Group REIT	3,571	12,801
Harvey Norman Holdings Ltd.	32,879	125,258
IDP Education Ltd.	496	9,452
IGO Ltd.	1,716	13,610
Iluka Resources Ltd.	18,060	140,095
Incitec Pivot Ltd.	18,476	41,428
Insurance Australia Group Ltd.	6,069	20,258
JB Hi-Fi Ltd.	3,117	111,532
Lendlease Corp. Ltd. (a)	3,724	28,537
Macquarie Group Ltd.	680	89,204
Magellan Financial Group Ltd.	340	4,540
Medibank Pvt Ltd.	186,169	429,598
Metcash Ltd.	76,836	229,715
Mineral Resources Ltd.	2,948	96,800
Mirvac Group REIT	161,520	303,566
National Australia Bank Ltd.	1,511	31,731
Newcrest Mining Ltd.	1,510	28,127
Orica Ltd.	889	9,412
Origin Energy Ltd.	2,071	8,566
Orora Ltd.	69,648	188,515
OZ Minerals Ltd.	4,090	75,682
Perpetual Ltd.	2,046	52,246

	Number of Shares	Value
Australia (Continued)
Platinum Asset Management Ltd.	10,004	$17,277
Qube Holdings Ltd.	17,610	37,953
Ramsay Health Care Ltd.	817	37,925
REA Group Ltd.	599	57,237
Reece Ltd.	6,715	94,385
Rio Tinto Ltd.	3,466	297,210
Santos Ltd.	4,975	26,209
SEEK Ltd.	1,277	24,714
Seven Group Holdings Ltd.	1,456	23,445
Shopping Centres Australasia Property Group REIT	84,461	177,738
Sonic Healthcare Ltd.	14,333	364,546
South32 Ltd.	49,700	173,472
Star Entertainment Group Ltd. *	2,517	6,119
Stockland REIT	57,692	174,155
Suncorp Group Ltd.	35,094	274,268
Tabcorp Holdings Ltd.	45,196	163,654
Telstra Corp. Ltd.	40,644	116,794
Transurban Group (a)	8,536	78,604
Treasury Wine Estates Ltd.	8,583	72,372
Washington H Soul Pattinson & Co. Ltd.	5,853	106,945
Wesfarmers Ltd.	6,681	233,628
Westpac Banking Corp.	3,474	57,502
Woodside Petroleum Ltd.	1,137	23,547
Woolworths Group Ltd.	9,527	245,352

(Cost $8,250,438)		8,609,495

Austria — 0.4%
ANDRITZ AG	2,797	125,664
Erste Group Bank AG	357	12,827
Raiffeisen Bank International AG	558	9,194
Telekom Austria AG *	7,572	62,001
Verbund AG	309	37,484
voestalpine AG	2,166	71,623

(Cost $308,448)		318,793

Belgium — 1.1%
Ackermans & van Haaren NV	302	56,648
Ageas SA/NV	975	47,068
D’ieteren Group	243	39,440
Elia Group SA/NV	155	22,389
Etablissements Franz Colruyt NV	559	22,402
Groupe Bruxelles Lambert SA	389	40,608
KBC Group NV	154	11,160
Proximus SADP	5,332	106,363
Sofina SA	576	224,626
Solvay SA	395	44,242
Telenet Group Holding NV	1,137	39,717
UCB SA	246	26,995
Umicore SA	1,184	48,793
Warehouses De Pauw CVA REIT	2,640	104,436

(Cost $781,384)		834,887

Canada — 6.1%
Alimentation Couche-Tard, Inc.	2,539	99,590
Bank of Montreal	467	53,289
Bank of Nova Scotia	2,056	148,889
Barrick Gold Corp.	233	5,263

See Notes to Financial Statements.	7

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Canada (Continued)
BCE, Inc.	1,066	$55,950
Brookfield Asset Management, Inc., Class A	528	28,836
Canadian Imperial Bank of Commerce	463	58,564
Canadian National Railway Co.	269	33,348
Canadian Pacific Railway Ltd.	1,613	113,502
Canadian Tire Corp. Ltd., Class A	1,899	279,786
Canadian Utilities Ltd., Class A	2,582	71,861
CGI, Inc.*	1,820	149,118
Constellation Software, Inc.	101	170,105
Dollarama, Inc.	2,181	112,631
Enbridge, Inc.	1,696	73,223
Fairfax Financial Holdings Ltd.	399	193,295
Fortis, Inc.	3,149	144,198
Franco-Nevada Corp.	251	36,939
George Weston Ltd.	2,955	320,208
Great-West Lifeco, Inc.	2,527	75,968
Hydro One Ltd., 144A	5,374	132,618
IGM Financial, Inc.	3,626	128,733
Intact Financial Corp.	1,219	174,717
Loblaw Cos. Ltd.	3,614	281,717
Magna International, Inc.	2,421	179,750
Manulife Financial Corp.	5,801	117,452
Metro, Inc.	2,418	126,128
National Bank of Canada	1,510	120,993
Nutrien Ltd.	1,019	87,579
Power Corp. of Canada	7,021	216,384
Restaurant Brands International, Inc.	165	9,230
Rogers Communications, Inc., Class B	4,443	229,410
Royal Bank of Canada	288	31,837
Saputo, Inc.	3,220	78,853
Shaw Communications, Inc., Class B	6,611	198,119
Sun Life Financial, Inc. (b)	3,006	157,985
TC Energy Corp.	1,502	80,645
TELUS Corp.	2,171	54,791
Thomson Reuters Corp.	526	53,149
Toronto-Dominion Bank	837	67,496
Wheaton Precious Metals Corp.	217	9,502

(Cost $4,093,268)		4,761,651

Chile — 0.0%
Antofagasta PLC
(Cost $22,753)	1,477	30,143

China — 0.4%
Lenovo Group Ltd.	142,257	158,211
Tingyi Cayman Islands Holding Corp.	12,174	26,922
Uni-President China Holdings Ltd.	18,772	19,460
Want Want China Holdings Ltd.	68,295	72,633

(Cost $232,609)		277,226

Denmark — 1.4%
A.P. Moller — Maersk A/S, Class A	27	81,132
A.P. Moller — Maersk A/S, Class B	11	34,914
Carlsberg A/S, Class B	1,129	165,739
Chr Hansen Holding A/S	87	6,366
Coloplast A/S, Class B	453	68,280
Demant A/S*	824	34,826

	Number of Shares	Value
Denmark (Continued)
DSV A/S	570	$105,607
Genmab A/S*	137	46,132
GN Store Nord AS	372	19,688
H Lundbeck A/S	110	2,673
Novo Nordisk A/S, Class B	559	57,575
Novozymes A/S, Class B	1,946	127,881
Orsted AS, 144A	182	23,667
Pandora A/S	215	22,258
ROCKWOOL International A/S, Class B	98	33,754
Royal Unibrew A/S	1,096	116,906
SimCorp A/S	404	36,615
Tryg A/S	2,323	52,826
Vestas Wind Systems A/S	1,071	35,174

(Cost $971,753)		1,072,013

Finland — 1.7%
Elisa OYJ	2,237	124,499
Fortum OYJ	9,890	209,283
Huhtamaki OYJ (b)	1,354	49,715
Kesko OYJ, Class B	11,059	327,182
Kojamo OYJ	1,808	42,158
Kone OYJ, Class B	864	50,832
Neste OYJ (b)	190	7,508
Nokia OYJ*	1,094	5,944
Nokian Renkaat OYJ	4,860	92,799
Nordea Bank Abp	2,185	24,414
Orion OYJ, Class B	654	30,845
Sampo OYJ, Class A	258	12,275
Stora Enso OYJ, Class R	1,498	28,890
UPM-Kymmene OYJ	3,398	118,316
Valmet OYJ	4,407	153,943
Wartsila OYJ Abp	6,202	70,149

(Cost $1,475,945)		1,348,752

France — 3.7%
Air Liquide SA	244	40,753
ALD SA, 144A	786	11,035
Amundi SA, 144A	346	24,250
Arkema SA	407	54,354
AXA SA	1,183	32,255
BioMerieux	82	9,037
BNP Paribas SA	153	9,024
Bollore SA	13,559	69,111
Bouygues SA	1,501	53,983
Bureau Veritas SA	2,336	67,327
Capgemini SE	554	117,170
Carrefour SA	12,524	251,799
Cie de Saint-Gobain	1,649	103,628
Cie Generale des Etablissements Michelin SCA	1,872	260,726
Danone SA	1,045	63,746
Dassault Systemes SE	548	26,769
Edenred	993	45,606
Eiffage SA	556	57,029
Electricite de France SA	734	6,703
Engie SA	4,481	71,812
EssilorLuxottica SA	163	28,693

See Notes to Financial Statements.	8

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
France (Continued)
Eurazeo SE	97	$7,545
Getlink SE	663	10,902
Hermes International	6	8,370
ICADE REIT (b)	131	8,137
Imerys SA	296	12,700
Ipsen SA	94	11,007
JCDecaux SA*	375	10,623
Kering SA	5	3,578
Legrand SA	1,298	123,660
L’Oreal SA	11	4,386
Orange SA	16,209	196,879
Orpea SA	154	6,407
Pernod Ricard SA	185	40,655
Publicis Groupe SA	3,911	261,989
Remy Cointreau SA	130	25,217
Renault SA*	565	18,112
Rexel SA*	1,123	24,969
Rubis SCA	1,181	37,102
Sanofi	369	38,740
Sartorius Stedim Biotech	34	13,114
Schneider Electric SE	307	48,199
SCOR SE	398	13,022
SEB SA	356	52,262
Sodexo SA	286	24,125
Teleperformance	361	134,577
Thales SA	472	54,553
TotalEnergies SE (b)	202	10,344
Ubisoft Entertainment SA*	125	6,788
Veolia Environnement SA	6,042	211,803
Vinci SA	402	42,678
Vivendi SE	1,739	22,091
Wendel SE	42	4,295

(Cost $2,652,663)		2,893,639

Germany — 3.5%
1&1 AG	454	10,923
adidas AG	51	12,147
Allianz SE	84	19,181
BASF SE	923	61,425
Bayerische Motoren Werke AG	579	56,293
Bechtle AG	358	18,517
Beiersdorf AG	402	40,827
Brenntag SE	3,363	282,846
Carl Zeiss Meditec AG	217	34,330
Continental AG*	240	20,703
Covestro AG, 144A	579	30,702
Daimler Truck Holding AG*	290	8,853
Deutsche Boerse AG	62	10,634
Deutsche Post AG	1,639	83,136
Deutsche Telekom AG	1,530	27,547
Deutsche Wohnen SE	320	13,374
E.ON SE	22,882	311,446
Evonik Industries AG	1,923	58,080
Fielmann AG	79	4,712
Fresenius Medical Care AG & Co. KGaA	824	53,051
Fresenius SE & Co. KGaA	1,820	63,913
FUCHS PETROLUB SE	574	18,104

	Number of Shares	Value
Germany (Continued)
GEA Group AG	1,820	$79,868
Hannover Rueck SE	166	30,727
HeidelbergCement AG	599	39,116
Henkel AG & Co. KGaA	269	20,727
HOCHTIEF AG	84	5,687
Infineon Technologies AG	138	4,765
KION Group AG	111	8,997
Knorr-Bremse AG	166	14,730
LANXESS AG	1,440	70,487
LEG Immobilien SE	1,538	199,179
Mercedes-Benz Group AG	565	44,530
Merck KGaA	752	149,967
METRO AG*	5,385	50,565
MTU Aero Engines AG	94	22,827
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	113	31,369
ProSiebenSat.1 Media SE	2,078	28,627
Puma SE	191	17,587
Rational AG	32	23,650
Rheinmetall AG	206	30,912
RWE AG	3,600	167,766
SAP SE	56	6,373
Scout24 SE, 144A	562	32,951
Siemens AG	141	20,059
Siemens Energy AG	1,433	34,493
Siemens Healthineers AG, 144A	293	18,916
Symrise AG	406	48,566
Talanx AG	237	10,424
Telefonica Deutschland Holding AG	15,791	43,366
Uniper SE	2,489	79,676
United Internet AG	470	16,027
Vitesco Technologies Group AG*	114	4,834
Vonovia SE	1,657	88,404
Wacker Chemie AG	131	20,415
Zalando SE, 144A*	163	10,908

(Cost $2,612,635)		2,718,239

Hong Kong — 2.4%
AIA Group Ltd.	2,686	27,930
ASM Pacific Technology Ltd.	1,600	17,487
Bank of East Asia Ltd.	7,365	12,404
BOC Hong Kong Holdings Ltd.	9,952	35,790
Cafe de Coral Holdings Ltd.	1,846	2,830
Chow Tai Fook Jewellery Group Ltd.*	16,039	33,336
CK Asset Holdings Ltd.	20,703	130,757
CK Hutchison Holdings Ltd.	24,381	170,836
CK Infrastructure Holdings Ltd.	7,422	46,069
CLP Holdings Ltd.	10,310	104,964
Dairy Farm International Holdings Ltd.	3,565	9,447
First Pacific Co. Ltd.	11,851	4,641
Hang Lung Group Ltd.	1,899	4,185
Hang Seng Bank Ltd.	1,937	35,747
Henderson Land Development Co. Ltd.	8,574	35,662
Hong Kong & China Gas Co. Ltd.	39,836	60,261
Hong Kong Exchanges & Clearing Ltd.	630	30,445
Hutchison Port Holdings Trust, Class U	261,600	65,400
Hutchison Telecommunications Hong Kong Holdings Ltd.	60,268	9,950

See Notes to Financial Statements.	9

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Hong Kong (Continued)
Jardine Matheson Holdings Ltd.	800	$47,600
Johnson Electric Holdings Ltd.	4,966	8,249
Kerry Logistics Network Ltd.	20,731	50,304
Kerry Properties Ltd.	27,641	75,703
Lee & Man Paper Manufacturing Ltd.	5,123	3,291
Link REIT	4,440	35,856
MTR Corp. Ltd.	1,551	8,029
New World Development Co. Ltd.	794	3,176
NWS Holdings Ltd.	10,783	10,585
PCCW Ltd.	35,131	19,603
Power Assets Holdings Ltd.	30,148	190,024
Sino Land Co. Ltd.	53,592	67,421
SITC International Holdings Co. Ltd.	14,118	57,999
Sun Hung Kai Properties Ltd.	5,501	63,995
Swire Pacific Ltd., Class A	3,272	18,090
Swire Pacific Ltd., Class B	11,709	10,999
Swire Properties Ltd.	3,892	10,111
Techtronic Industries Co. Ltd.	2,836	47,365
Towngas Smart Energy Co. Ltd.*	47,385	33,597
VTech Holdings Ltd.	12,801	105,259
WH Group Ltd., 144A	30,128	21,014
Wharf Holdings Ltd.	17,082	61,650
Xinyi Glass Holdings Ltd.	16,334	43,377
Yue Yuen Industrial Holdings Ltd.*	10,200	17,231

(Cost $1,803,092)		1,848,669

Ireland — 0.9%
CRH PLC	1,840	83,594
DCC PLC	359	28,227
Experian PLC	878	34,552
Glanbia PLC (b)	9,203	129,417
James Hardie Industries PLC CDI	5,645	182,900
Kerry Group PLC, Class A	443	52,843
Kingspan Group PLC	616	60,084
Smurfit Kappa Group PLC	1,871	93,036

(Cost $558,819)		664,653

Israel — 3.2%
Airport City Ltd.*	2,157	48,840
Alony Hetz Properties & Investments Ltd.	2,322	40,711
Amot Investments Ltd.	5,334	41,019
Azrieli Group Ltd.	290	24,789
Bank Hapoalim BM	18,265	193,109
Bank Leumi Le-Israel BM	35,379	382,768
Bezeq The Israeli Telecommunication Corp. Ltd.*	29,971	49,275
Big Shopping Centers Ltd.	99	14,633
Elbit Systems Ltd.	425	87,109
Electra Ltd.	60	44,849
First International Bank Of Israel Ltd.	1,923	82,608
Gav-Yam Lands Corp. Ltd.	4,403	53,845
Harel Insurance Investments & Financial Services Ltd.	5,385	65,316
ICL Group Ltd.	20,198	229,362
Israel Corp. Ltd.*	57	29,913
Israel Discount Bank Ltd., Class A	56,960	374,586
Maytronics Ltd.	813	17,493
Melisron Ltd.*	95	7,563

	Number of Shares	Value
Israel (Continued)
Mivne Real Estate KD Ltd.	36,300	$142,122
Mizrahi Tefahot Bank Ltd.	4,412	172,188
Nice Ltd.*	373	84,446
Nova Ltd.*	460	49,926
Phoenix Holdings Ltd.	6,522	80,979
Shapir Engineering and Industry Ltd. (b)	927	9,139
Shufersal Ltd.	4,608	41,215
Strauss Group Ltd.	830	27,266
Tower Semiconductor Ltd.*	1,587	74,165

(Cost $1,970,591)		2,469,234

Italy — 1.9%
A2A SpA	66,767	119,763
Amplifon SpA	550	23,753
Assicurazioni Generali SpA	3,814	75,953
Atlantia SpA*	412	7,594
Banca Mediolanum SpA	986	8,153
Buzzi Unicem SpA	2,230	42,843
Davide Campari-Milano NV	2,481	27,164
De’ Longhi SpA	928	29,665
DiaSorin SpA	143	21,467
Enel SpA	4,019	29,789
Ferrari NV	114	24,681
FinecoBank Banca Fineco SpA	1,440	24,140
Hera SpA	25,127	97,791
Interpump Group SpA	1,768	96,233
Intesa Sanpaolo SpA	11,533	29,710
Italgas SpA	14,168	91,948
Iveco Group NV*	886	7,409
Leonardo SpA*	1,173	10,540
Mediobanca Banca di Credito Finanziario SpA	2,958	30,985
Moncler SpA	1,442	87,753
Pirelli & C SpA, 144A	7,245	40,224
Poste Italiane SpA, 144A	2,542	29,337
Prysmian SpA	2,532	83,953
Recordati Industria Chimica e Farmaceutica SpA	1,085	53,329
Reply SpA	301	49,259
Snam SpA	18,619	103,832
Telecom Italia SpA	129,243	54,858
Telecom Italia SpA-RSP	93,302	39,058
Terna—Rete Elettrica Nazionale	16,268	134,155
UnipolSai Assicurazioni SpA	3,244	8,854

(Cost $1,500,775)		1,484,193

Japan — 26.1%
ABC-Mart, Inc. (b)	363	15,696
Acom Co. Ltd.	6,000	16,670
Activia Properties, Inc. REIT	8	26,985
Advance Residence Investment Corp. REIT	11	30,753
Advantest Corp.	300	23,625
Aeon Co. Ltd. (b)	3,049	68,763
Aeon Mall Co. Ltd. (b)	300	4,201
AEON REIT Investment Corp. REIT	33	41,001
AGC, Inc.	5,300	234,226
Aica Kogyo Co. Ltd.	714	19,962

See Notes to Financial Statements.	10

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Ain Holdings, Inc.	300	$16,670
Air Water, Inc.	7,800	113,233
Aisin Corp.	2,993	108,754
Ajinomoto Co., Inc.	4,800	139,155
Amada Co. Ltd.	6,243	54,909
Amano Corp.	2,600	50,747
Anritsu Corp.	200	2,782
Aozora Bank Ltd.	2,600	58,738
As One Corp.	200	11,999
Asahi Group Holdings Ltd.	392	15,806
Asahi Intecc Co. Ltd.	216	4,606
Asahi Kasei Corp.	14,019	131,152
Astellas Pharma, Inc.	5,783	96,329
Azbil Corp.	3,213	120,793
Bandai Namco Holdings, Inc.	700	50,870
Benesse Holdings, Inc.	300	6,090
Bic Camera, Inc. (b)	1,100	9,541
Bridgestone Corp.	4,324	177,390
Brother Industries Ltd.	5,842	105,808
Calbee, Inc.	280	6,277
Canon Marketing Japan, Inc.	2,600	54,201
Canon, Inc.	10,622	248,869
Capcom Co. Ltd.	408	9,830
Casio Computer Co. Ltd.	698	8,151
Chiba Bank Ltd.	3,700	23,419
Chubu Electric Power Co., Inc.	15,331	153,476
Chugai Pharmaceutical Co. Ltd.	100	3,299
Chugoku Electric Power Co., Inc.	3,283	25,711
Coca-Cola Bottlers Japan Holdings, Inc.	400	5,098
COMSYS Holdings Corp.	3,634	87,494
Concordia Financial Group Ltd.	2,900	11,859
Cosmo Energy Holdings Co. Ltd.	200	4,508
Cosmos Pharmaceutical Corp.	190	26,180
Credit Saison Co. Ltd.	1,100	12,368
CyberAgent, Inc.	300	3,871
Dai Nippon Printing Co. Ltd.	3,907	101,326
Daicel Corp.	8,327	63,840
Daido Steel Co. Ltd.	455	16,395
Daifuku Co. Ltd.	126	9,036
Dai-ichi Life Holdings, Inc.	2,200	45,996
Daikin Industries Ltd.	184	33,876
Daio Paper Corp.	4,900	72,325
Daito Trust Construction Co. Ltd.	3,685	406,974
Daiwa House Industry Co. Ltd.	5,602	159,001
Daiwa House REIT Investment Corp. REIT (b)	26	70,319
Daiwa Office Investment Corp. REIT	2	12,294
Daiwa Securities Group, Inc.	14,245	84,326
DeNA Co. Ltd.	500	7,658
Denka Co. Ltd.	1,000	30,649
Denso Corp.	444	31,021
DIC Corp.	2,700	61,396
Disco Corp.	211	58,899
Dowa Holdings Co. Ltd.	900	40,712
Ebara Corp.	4,400	227,688
Electric Power Development Co. Ltd.	4,576	72,509
ENEOS Holdings, Inc.	20,020	78,881

	Number of Shares	Value
Japan (Continued)
EXEO Group, Inc.	1,072	$22,208
Ezaki Glico Co. Ltd.	400	13,649
Fancl Corp.	200	5,635
FANUC Corp.	96	17,633
Food & Life Cos. Ltd.	184	6,071
FP Corp.	400	11,322
Fuji Electric Co. Ltd.	888	45,181
Fuji Media Holdings, Inc.	800	8,655
FUJIFILM Holdings Corp.	2,451	154,540
Fujitsu General Ltd.	400	8,585
Fujitsu Ltd.	642	92,335
Fukuoka Financial Group, Inc.	500	9,902
Fukuyama Transporting Co. Ltd.	200	6,885
Fuyo General Lease Co. Ltd.	200	13,058
GLP J REIT (b)	26	38,738
GMO Payment Gateway, Inc.	100	9,525
GS Yuasa Corp.	2,638	56,505
H.U. Group Holdings, Inc.	900	23,716
Hakuhodo DY Holdings, Inc.	1,069	14,071
Hamamatsu Photonics KK	850	42,731
Hankyu Hanshin Holdings, Inc.	167	4,981
Haseko Corp.	4,197	53,421
Hino Motors Ltd.	4,159	38,891
Hirose Electric Co. Ltd.	440	65,518
Hisamitsu Pharmaceutical Co., Inc.	140	4,449
Hitachi Ltd.	3,846	188,669
Hitachi Metals Ltd.*	800	14,218
Hitachi Transport System Ltd.	1,280	67,570
Honda Motor Co. Ltd.	3,345	102,376
Horiba Ltd.	500	28,609
Hoshizaki Corp.	313	21,686
House Foods Group, Inc.	857	22,144
Hoya Corp.	500	64,489
Hulic Co. Ltd.	10,048	91,341
Idemitsu Kosan Co. Ltd.	425	11,365
IHI Corp.	300	6,923
Iida Group Holdings Co. Ltd.	7,800	143,776
Industrial & Infrastructure Fund Investment Corp. REIT	26	38,896
INFRONEER Holdings, Inc.	4,984	44,139
Inpex Corp.	3,299	33,942
Internet Initiative Japan, Inc.	1,100	34,956
Isuzu Motors Ltd.	6,200	83,815
Ito En Ltd.	100	5,730
ITOCHU Corp.	5,636	183,161
Itochu Techno-Solutions Corp.	300	7,707
Itoham Yonekyu Holdings, Inc.	5,600	33,598
Iwatani Corp.	4,200	198,376
Izumi Co. Ltd.	500	13,957
J. Front Retailing Co. Ltd. (b)	1,065	8,895
Japan Exchange Group, Inc.	200	3,751
Japan Logistics Fund, Inc. REIT	28	73,054
Japan Metropolitan Fund Invest REIT (b)	48	38,800
Japan Post Holdings Co. Ltd.*	3,500	28,994
Japan Post Insurance Co. Ltd.	700	11,997
Japan Prime Realty Investment Corp. REIT	11	35,720

See Notes to Financial Statements.	11

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Japan Real Estate Investment Corp. REIT	9	$47,901
Japan Tobacco, Inc.	6,764	124,503
JFE Holdings, Inc.	5,100	76,162
JSR Corp.	2,632	82,039
JTEKT Corp.	700	6,023
Kadokawa Corp.	800	20,053
Kagome Co. Ltd.	365	9,729
Kajima Corp.	13,300	178,296
Kakaku.com, Inc.	386	8,392
Kaken Pharmaceutical Co. Ltd.	447	16,378
Kamigumi Co. Ltd.	3,732	72,258
Kandenko Co. Ltd.	5,292	40,112
Kaneka Corp.	4,522	147,429
Kansai Electric Power Co., Inc.	13,411	135,304
Kansai Paint Co. Ltd.	1,088	21,718
Kao Corp.	553	25,831
Kawasaki Heavy Industries Ltd.	1,443	26,636
KDDI Corp.	5,729	186,830
Keisei Electric Railway Co. Ltd.	100	2,796
Kenedix Office Investment Corp. REIT	5	29,477
Kewpie Corp.	3,259	69,467
Keyence Corp.	28	13,074
Kikkoman Corp.	773	57,316
Kinden Corp.	3,800	53,779
Kirin Holdings Co. Ltd.	3,312	54,853
Kobayashi Pharmaceutical Co. Ltd.	126	10,743
Kobe Bussan Co. Ltd.	300	9,859
Kobe Steel Ltd.	2,800	14,878
Koei Tecmo Holdings Co. Ltd.	562	19,396
Koito Manufacturing Co. Ltd.	500	25,700
Kokuyo Co. Ltd.	7,800	108,899
Komatsu Ltd.	2,470	56,670
Konami Holdings Corp.	1,582	89,007
Konica Minolta, Inc.	2,700	11,370
Kose Corp.	100	11,400
K’s Holdings Corp.	3,211	34,570
Kubota Corp.	3,800	68,032
Kuraray Co. Ltd.	5,381	50,364
Kurita Water Industries Ltd.	3,828	156,211
Kyocera Corp.	772	44,098
Kyowa Kirin Co. Ltd.	2,600	66,685
Kyudenko Corp.	1,099	29,437
Kyushu Electric Power Co., Inc.	8,364	63,034
LaSalle Logiport REIT	26	37,225
Lawson, Inc. (b)	2,600	108,357
Lintec Corp.	2,613	58,057
Lion Corp.	2,606	34,053
Lixil Corp.	4,811	106,725
M3, Inc.	100	3,707
Mabuchi Motor Co. Ltd.	400	13,770
Makita Corp.	1,418	50,170
Marubeni Corp.	21,091	220,387
Marui Group Co. Ltd.	379	7,420
Maruichi Steel Tube Ltd.	750	18,559
MatsukiyoCocokara & Co.	2,197	84,122
Mazda Motor Corp.*	5,200	38,647
Mebuki Financial Group, Inc.	5,900	13,882

	Number of Shares	Value
Japan (Continued)
Medipal Holdings Corp.	3,151	$57,371
MEIJI Holdings Co. Ltd.	969	58,136
Menicon Co. Ltd.	200	5,180
MINEBEA MITSUMI, Inc.	1,071	23,210
MISUMI Group, Inc.	3,140	99,918
Mitsubishi Chemical Holdings Corp.	31,802	225,700
Mitsubishi Corp.	3,936	132,288
Mitsubishi Electric Corp.	9,374	112,439
Mitsubishi Estate Co. Ltd.	2,900	44,240
Mitsubishi Gas Chemical Co., Inc.	2,867	50,706
Mitsubishi HC Capital, Inc.	4,050	21,063
Mitsubishi Heavy Industries Ltd.	1,913	56,406
Mitsubishi Logistics Corp.	1,100	26,188
Mitsubishi Materials Corp.	700	12,599
Mitsubishi Shokuhin Co. Ltd.	500	13,458
Mitsubishi UFJ Financial Group, Inc.	2,700	16,710
Mitsui & Co. Ltd.	10,625	264,345
Mitsui Chemicals, Inc.	6,200	158,156
Mitsui Fudosan Co. Ltd.	1,100	24,421
Mitsui Fudosan Logistics Park, Inc. REIT	3	13,675
Mitsui OSK Lines Ltd.	700	56,766
Miura Co. Ltd.	557	15,161
Mizuho Financial Group, Inc.	3,180	42,105
MonotaRO Co. Ltd.	200	3,733
Mori Hills REIT Investment Corp. REIT	11	13,180
Morinaga & Co. Ltd.	300	9,742
Morinaga Milk Industry Co. Ltd.	900	45,010
MS&AD Insurance Group Holdings, Inc.	900	30,514
Murata Manufacturing Co. Ltd.	517	34,954
Nabtesco Corp.	700	19,206
Nagase & Co. Ltd.	4,165	66,394
Nankai Electric Railway Co. Ltd.	418	8,489
NEC Corp.	100	4,302
NEC Networks & System Integration Corp.	1,000	15,246
NGK Insulators Ltd.	4,877	75,373
NGK Spark Plug Co. Ltd.	602	10,809
NH Foods Ltd.	500	18,754
NHK Spring Co. Ltd.	3,000	23,807
Nichirei Corp.	800	17,594
Nidec Corp.	72	6,178
Nifco, Inc.	1,061	30,123
Nihon Kohden Corp.	900	24,302
Nihon M&A Center Holdings, Inc.	700	10,107
Nihon Unisys Ltd.	300	8,140
Nikon Corp.	600	6,215
Nintendo Co. Ltd.	50	25,188
Nippon Accommodations Fund, Inc. REIT (b)	4	21,012
Nippon Building Fund, Inc. REIT	6	34,278
Nippon Electric Glass Co. Ltd.	2,100	50,360
Nippon Express Holdings, Inc.	1,836	111,268
Nippon Kayaku Co. Ltd.	7,800	76,933
Nippon Prologis REIT, Inc. REIT	9	26,373
Nippon Sanso Holdings Corp.	959	18,668
Nippon Shinyaku Co. Ltd.	200	12,937
Nippon Shokubai Co. Ltd.	300	14,587

See Notes to Financial Statements.	12

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Nippon Steel Corp.	4,613	$84,450
Nippon Telegraph & Telephone Corp.	3,291	94,094
Nippon Television Holdings, Inc.	700	8,004
Nippon Yusen KK	1,200	111,170
Nissan Chemical Corp.	783	44,189
Nissan Motor Co. Ltd.*	14,300	67,704
Nisshin Seifun Group, Inc.	3,878	54,883
Nissin Foods Holdings Co. Ltd.	384	30,573
Nitori Holdings Co. Ltd.	232	34,737
Nitto Denko Corp.	3,143	227,862
Noevir Holdings Co. Ltd.	200	8,978
NOF Corp.	2,807	121,371
NOK Corp.	1,000	10,419
Nomura Holdings, Inc.	5,000	22,848
Nomura Real Estate Holdings, Inc.	886	22,039
Nomura Real Estate Master Fund, Inc. REIT (b)	35	46,130
Nomura Research Institute Ltd.	430	14,840
NS Solutions Corp.	300	9,468
NSK Ltd.	556	3,592
NTT Data Corp.	1,917	36,168
Obayashi Corp.	3,862	32,224
Obic Co. Ltd.	200	31,795
Odakyu Electric Railway Co. Ltd.	209	3,437
Oji Holdings Corp.	24,388	124,296
OKUMA Corp.	100	4,050
Omron Corp.	500	33,688
Ono Pharmaceutical Co. Ltd.	477	11,706
Open House Group Co. Ltd.	545	24,606
ORIX Corp.	9,936	196,951
Orix JREIT, Inc. REIT (b)	40	55,880
Osaka Gas Co. Ltd.	10,129	185,475
OSG Corp.	900	14,964
Otsuka Corp.	608	23,412
Otsuka Holdings Co. Ltd.	1,534	52,783
PALTAC Corp.	382	14,759
Pan Pacific International Holdings Corp.	999	16,307
Panasonic Corp.	8,072	83,401
Penta-Ocean Construction Co. Ltd.	4,420	23,141
Persol Holdings Co. Ltd.	2,629	58,298
Pigeon Corp.	100	1,839
Pola Orbis Holdings, Inc.	500	7,797
Rakuten Group, Inc.	515	4,355
Recruit Holdings Co. Ltd.	326	13,640
Relo Group, Inc.	200	2,969
Rengo Co. Ltd.	7,912	59,078
Resona Holdings, Inc.	7,800	35,067
Resorttrust, Inc.	200	3,372
Ricoh Co. Ltd.	10,200	86,701
Rinnai Corp.	817	66,821
Rohm Co. Ltd.	214	16,778
Rohto Pharmaceutical Co. Ltd.	511	17,104
Sankyo Co. Ltd.	509	14,164
Sankyu, Inc.	1,000	34,600
Santen Pharmaceutical Co. Ltd.	300	3,397
Sanwa Holdings Corp.	10,300	114,469
Sapporo Holdings Ltd.	600	11,862

	Number of Shares	Value
Japan (Continued)
Sawai Group Holdings Co. Ltd.	800	$31,708
SCREEN Holdings Co. Ltd. (b)	200	19,310
SCSK Corp.	600	10,200
Secom Co. Ltd.	635	46,433
Seiko Epson Corp.	4,651	71,194
Seino Holdings Co. Ltd.	2,700	28,178
Sekisui Chemical Co. Ltd.	4,501	73,509
Sekisui House Ltd.	10,036	204,423
Sekisui House Reit, Inc. REIT	50	33,167
Seven & i Holdings Co. Ltd. (b)	4,900	237,863
Seven Bank Ltd.	7,800	16,660
SG Holdings Co. Ltd.	3,944	83,280
Shikoku Electric Power Co., Inc.	3,600	27,756
Shimadzu Corp.	3,896	138,859
Shimamura Co. Ltd.	800	72,168
Shimano, Inc.	400	92,312
Shimizu Corp.	4,746	31,358
Shin-Etsu Chemical Co. Ltd.	300	46,026
Shinko Electric Industries Co. Ltd.	300	12,555
Shinsei Bank Ltd.	500	9,403
Shionogi & Co. Ltd.	1,600	106,148
Ship Healthcare Holdings, Inc.	338	6,679
Shizuoka Bank Ltd.	1,100	8,166
SHO-BOND Holdings Co. Ltd.	449	19,999
Skylark Holdings Co. Ltd.*	600	7,851
SMC Corp.	67	39,586
SMS Co. Ltd.	300	8,036
SoftBank Corp.	5,405	68,070
Sohgo Security Services Co. Ltd.	887	31,883
Sojitz Corp.	8,120	133,953
Sompo Holdings, Inc.	2,600	113,323
Sony Group Corp.	608	62,344
Square Enix Holdings Co. Ltd.	300	14,482
Stanley Electric Co. Ltd.	831	19,676
Subaru Corp.	3,564	58,593
Sugi Holdings Co. Ltd.	1,235	69,698
Sumitomo Bakelite Co. Ltd.	1,400	57,799
Sumitomo Chemical Co. Ltd. (b)	60,500	288,908
Sumitomo Corp.	6,232	101,400
Sumitomo Dainippon Pharma Co. Ltd.	900	9,869
Sumitomo Electric Industries Ltd.	5,726	75,692
Sumitomo Forestry Co. Ltd.	883	16,959
Sumitomo Heavy Industries Ltd.	3,049	73,727
Sumitomo Metal Mining Co. Ltd.	1,069	53,332
Sumitomo Mitsui Financial Group, Inc.	700	25,046
Sumitomo Mitsui Trust Holdings, Inc.	800	28,548
Sumitomo Realty & Development Co. Ltd.	771	22,666
Sumitomo Rubber Industries Ltd.	14,500	139,870
Sundrug Co. Ltd.	788	21,346
Suntory Beverage & Food Ltd.	1,174	46,889
Suzuken Co. Ltd.	384	12,369
Suzuki Motor Corp.	2,642	104,900
Sysmex Corp.	327	25,904
T&D Holdings, Inc.	2,341	34,228
Taiheiyo Cement Corp.	900	17,246
Taisei Corp.	1,534	50,811
Taisho Pharmaceutical Holdings Co. Ltd.	200	9,915

See Notes to Financial Statements.	13

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Japan (Continued)
Taiyo Yuden Co. Ltd.	100	$4,428
Takara Bio, Inc.	300	6,228
Takara Holdings, Inc.	1,100	10,897
Takashimaya Co. Ltd.	2,700	26,326
Takeda Pharmaceutical Co. Ltd.	300	9,119
TDK Corp.	330	13,180
TechnoPro Holdings, Inc.	1,087	31,192
Teijin Ltd.	4,620	55,476
Terumo Corp.	216	6,956
TIS, Inc.	1,500	35,164
Tobu Railway Co. Ltd.	200	4,906
Toda Corp.	900	6,001
Toho Co. Ltd.	859	35,688
Toho Gas Co. Ltd.	1,049	28,007
Tohoku Electric Power Co., Inc.	4,619	29,958
Tokai Rika Co. Ltd.	900	11,909
Tokio Marine Holdings, Inc.	600	34,247
Tokyo Century Corp.	100	4,376
Tokyo Electric Power Co. Holdings, Inc.*	15,704	49,358
Tokyo Electron Ltd.	100	48,422
Tokyo Gas Co. Ltd.	4,859	99,057
Tokyo Ohka Kogyo Co. Ltd.	500	31,430
Tokyo Tatemono Co. Ltd.	2,700	41,306
Tokyu Corp.	2,600	34,584
Tokyu Fudosan Holdings Corp.	3,822	21,205
TOPPAN, Inc.	8,865	173,721
Toray Industries, Inc.	24,300	139,186
Toshiba Corp.	700	27,818
Toshiba TEC Corp.	91	3,852
Tosoh Corp.	6,241	96,887
TOTO Ltd.	1,380	57,932
Toyo Seikan Group Holdings Ltd.	6,000	79,861
Toyo Suisan Kaisha Ltd.	600	25,214
Toyo Tire Corp.	600	7,913
Toyoda Gosei Co. Ltd.	584	11,054
Toyota Boshoku Corp.	1,100	20,018
Toyota Industries Corp.	398	30,202
Toyota Motor Corp.	500	9,284
Toyota Tsusho Corp.	1,823	75,421
Trend Micro, Inc.	339	18,837
TS Tech Co. Ltd.	2,658	35,678
Tsumura & Co.	300	8,309
Tsuruha Holdings, Inc.	328	26,172
TV Asahi Holdings Corp.	400	5,442
Ube Industries Ltd.	4,393	81,014
Ulvac, Inc.	200	9,829
Unicharm Corp.	877	32,895
United Urban Investment Corp. REIT	46	52,520
Ushio, Inc.	2,001	32,367
USS Co. Ltd.	1,900	31,410
Welcia Holdings Co. Ltd.	542	14,424
Yakult Honsha Co. Ltd.	900	48,682
Yamada Holdings Co. Ltd.	15,657	54,240
Yamaguchi Financial Group, Inc.	2,600	16,118
Yamaha Corp.	481	22,385
Yamaha Motor Co. Ltd.	4,700	105,120
Yamato Holdings Co. Ltd.	5,400	105,398

	Number of Shares	Value
Japan (Continued)
Yamato Kogyo Co. Ltd.	1,100	$35,242
Yamazaki Baking Co. Ltd.	2,653	35,865
Yaoko Co. Ltd.	200	11,409
Yaskawa Electric Corp. (b)	300	11,904
Yokogawa Electric Corp.	900	14,417
Yokohama Rubber Co. Ltd.	3,300	46,044
Zenkoku Hosho Co. Ltd.	1,038	43,440
Zensho Holdings Co. Ltd.	400	9,572
Zeon Corp.	5,059	59,078

(Cost $20,866,762)		20,330,224

Jordan — 0.0%
Hikma Pharmaceuticals PLC
(Cost $24,222)	930	25,992

Luxembourg — 0.4%
Aroundtown SA	8,854	54,995
Eurofins Scientific SE	702	71,390
L’Occitane International SA	20,878	72,143
RTL Group SA	1,712	96,030
Tenaris SA	2,253	29,203

(Cost $324,056)		323,761

Netherlands — 2.6%
Aalberts NV	1,768	98,715
ABN AMRO Bank NV, 144A	556	7,408
Adyen NV, 144A*	1	2,094
Akzo Nobel NV	1,130	107,883
ASM International NV	78	25,249
ASML Holding NV	28	18,835
ASR Nederland NV	1,171	50,677
BE Semiconductor Industries NV	304	25,998
CTP NV, 144A	310	5,310
Euronext NV, 144A	449	40,774
EXOR NV	310	23,607
Heineken Holding NV	462	37,751
Heineken NV	186	18,882
IMCD NV	186	30,230
ING Groep NV	511	6,025
Koninklijke Ahold Delhaize NV	12,210	376,868
Koninklijke DSM NV	563	105,794
Koninklijke KPN NV	70,999	243,226
Koninklijke Philips NV	1,458	49,686
Koninklijke Vopak NV	207	7,682
NN Group NV	2,476	118,973
QIAGEN NV*	766	38,545
Randstad NV	3,304	225,261
Signify NV, 144A	2,276	116,521
Stellantis NV	1,403	25,797
Universal Music Group NV	1,439	32,859
Wolters Kluwer NV	1,817	185,351

(Cost $1,853,280)		2,026,001

New Zealand — 1.4%
Auckland International Airport Ltd.*	2,628	12,663
Contact Energy Ltd.	31,152	171,187
Fisher & Paykel Healthcare Corp. Ltd.	3,821	71,137
Fletcher Building Ltd.	55,193	250,631

See Notes to Financial Statements.	14

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
New Zealand (Continued)
Infratil Ltd.	4,135	$22,247
Kiwi Property Group Ltd.	85,825	62,729
Mainfreight Ltd.	3,969	213,243
Mercury NZ Ltd.	11,527	44,621
Meridian Energy Ltd.	10,419	35,220
Ryman Healthcare Ltd.	3,840	25,987
SKYCITY Entertainment Group Ltd.	8,900	17,828
Spark New Zealand Ltd.	44,464	135,560
Xero Ltd.*	394	26,798

(Cost $1,099,366)		1,089,851

Norway — 1.3%
Aker BP ASA	472	14,680
Equinor ASA	181	5,731
Gjensidige Forsikring ASA	1,758	43,562
Leroy Seafood Group ASA	5,025	43,886
Mowi ASA	2,597	66,862
Norsk Hydro ASA	22,726	215,950
Orkla ASA	6,567	61,640
Salmar ASA	528	38,980
Telenor ASA	6,976	103,486
TOMRA Systems ASA	1,548	73,090
Yara International ASA	6,564	334,409

(Cost $861,863)		1,002,276

Poland — 0.5%
Allegro.eu SA, 144A* (b)	1,338	10,031
Bank Polska Kasa Opieki SA	299	8,262
Cyfrowy Polsat SA	14,914	97,038
Dino Polska SA, 144A*	393	27,731
InPost SA*	1,717	10,642
KGHM Polska Miedz SA	1,445	57,165
LPP SA	2	4,138
Polski Koncern Naftowy ORLEN SA	1,494	25,377
Polskie Gornictwo Naftowe i Gazownictwo SA	84,405	112,338
Powszechna Kasa Oszczednosci Bank Polski SA*	831	8,011
Powszechny Zaklad Ubezpieczen SA	6,509	49,072
Santander Bank Polska SA	199	14,970

(Cost $495,522)		424,775

Portugal — 0.3%
EDP—Energias de Portugal SA	11,173	54,766
Galp Energia SGPS SA	773	8,559
Jeronimo Martins SGPS SA	6,680	145,745

(Cost $201,539)		209,070

Russia — 0.0%
Polymetal International PLC	2,320	10,932
Raspadskaya OJSC (c)	1,940	2,727

(Cost $46,518)		13,659

Singapore — 2.1%
Ascendas Real Estate Investment Trust REIT	23,936	48,844
BOC Aviation Ltd., 144A	1,544	13,387
CapitaLand Integrated Commercial Trust REIT	21,174	32,913

	Number of Shares	Value
Singapore (Continued)
ComfortDelGro Corp. Ltd.	59,744	$62,057
DBS Group Holdings Ltd.	2,626	65,425
Frasers Logistics & Commercial Trust REIT	96,700	99,731
Genting Singapore Ltd.	64,900	36,814
Golden Agri-Resources Ltd.	305,600	64,161
Jardine Cycle & Carriage Ltd.	3,505	56,392
Kenon Holdings Ltd	241	13,669
Keppel REIT	18,000	15,249
Keppel Corp. Ltd.	10,562	46,607
Keppel DC REIT	11,100	17,908
Mapletree Commercial Trust REIT	13,791	18,389
Mapletree Industrial Trust REIT	9,278	17,497
Mapletree Logistics Trust REIT	46,767	60,291
NetLink NBN Trust	50,500	35,528
Olam International Ltd.	21,764	27,577
Oversea-Chinese Banking Corp. Ltd.	15,962	137,225
SATS Ltd.*	3,865	11,304
Sembcorp Industries Ltd.	9,953	18,404
SIA Engineering Co. Ltd.*	8,100	13,068
Singapore Exchange Ltd.	25,380	174,628
Singapore Post Ltd.	40,900	18,982
Singapore Press Holdings Ltd.	19,600	33,642
Singapore Technologies Engineering Ltd.	52,328	147,256
Singapore Telecommunications Ltd.	26,966	50,060
StarHub Ltd.	21,300	19,614
United Overseas Bank Ltd.	6,100	134,407
UOL Group Ltd.	3,129	16,089
Venture Corp. Ltd.	3,962	51,165
Wilmar International Ltd.	11,400	36,784

(Cost $1,572,591)		1,595,067

South Korea — 4.2%
Amorepacific Corp.	99	15,150
AMOREPACIFIC Group	96	3,896
BGF retail Co. Ltd.	107	15,084
BNK Financial Group, Inc.	5,961	39,067
Cheil Worldwide, Inc.	1,878	35,144
CJ CheilJedang Corp.	183	57,608
CJ Corp.	328	22,942
CJ Logistics Corp.*	91	9,385
Coway Co. Ltd.	328	19,669
Daewoo Engineering & Construction Co. Ltd.*	3,789	19,759
DB Insurance Co. Ltd.	1,114	57,259
DGB Financial Group, Inc.	5,162	40,700
DL E&C Co. Ltd.	305	32,597
Doosan Bobcat, Inc.	702	22,274
E-MART, Inc.	632	68,333
Fila Holdings Corp.	232	6,792
GS Engineering & Construction Corp.	1,711	60,978
GS Holdings Corp.	2,131	70,894
GS Retail Co. Ltd.	493	10,886
Hana Financial Group, Inc.	4,461	180,688
Hankook Tire & Technology Co. Ltd.	2,644	77,406
Hanon Systems	946	9,087
Hanwha Aerospace Co. Ltd.	200	8,650

See Notes to Financial Statements.	15

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
South Korea (Continued)
Hanwha Corp.	694	$17,518
Hyundai Department Store Co. Ltd.	424	27,436
Hyundai Engineering & Construction Co. Ltd.	1,661	59,817
Hyundai Glovis Co. Ltd.	278	40,694
Hyundai Heavy Industries Holdings Co. Ltd.	284	12,141
Hyundai Marine & Fire Insurance Co. Ltd.	1,199	28,720
Hyundai Mobis Co. Ltd.	192	35,770
Hyundai Motor Co.	31	4,512
Hyundai Steel Co.	403	13,307
Industrial Bank of Korea	6,362	56,882
Kakao Corp.	100	7,826
KB Financial Group, Inc.	3,007	149,306
KCC Corp.	183	50,455
KEPCO Plant Service & Engineering Co. Ltd.*	744	22,895
Kia Corp.	2,376	145,838
Korea Aerospace Industries Ltd.*	801	24,716
Korea Electric Power Corp.	3,611	69,676
Korea Gas Corp.	575	19,631
Korea Investment Holdings Co. Ltd.*	104	6,851
Korea Zinc Co. Ltd.	207	94,690
KT&G Corp.	2,234	148,271
Kumho Petrochemical Co. Ltd.*	126	16,820
LG Chem Ltd.	9	4,229
LG Corp.	941	58,854
LG Display Co. Ltd.	2,030	31,572
LG Electronics, Inc.	1,387	142,466
LG Household & Health Care Ltd.	9	7,111
LG Innotek Co. Ltd.	76	20,670
LG Uplus Corp.	7,602	83,142
Lotte Chemical Corp.	60	10,978
LOTTE Fine Chemical Co. Ltd.	249	16,423
Lotte Shopping Co. Ltd.	129	9,152
LS Corp.	104	4,212
Mando Corp.	194	7,317
Mirae Asset Securities Co. Ltd.	1,432	10,469
NAVER Corp.	37	9,786
NCSoft Corp.	48	17,705
NH Investment & Securities Co. Ltd.	1,137	10,922
NongShim Co. Ltd.	78	19,916
Orion Corp.	78	5,936
Pan Ocean Co. Ltd.	1,885	10,300
POSCO	728	172,562
Posco International Corp.	1,624	27,892
S-1 Corp.	333	19,332
Samsung C&T Corp.	335	30,648
Samsung Card Co. Ltd.	298	7,968
Samsung Electro-Mechanics Co. Ltd.	287	39,624
Samsung Electronics Co. Ltd.	291	17,450
Samsung Engineering Co. Ltd.*	1,183	22,827
Samsung Fire & Marine Insurance Co. Ltd.	614	97,282
Samsung Life Insurance Co. Ltd.	351	17,457
Samsung SDI Co. Ltd.	11	5,014
Samsung SDS Co. Ltd.	107	12,459

	Number of Shares	Value
South Korea (Continued)
Samsung Securities Co. Ltd.	347	$12,208
Shinhan Financial Group Co. Ltd.	4,492	145,891
Shinsegae, Inc.	38	8,265
SK Hynix, Inc.	504	51,769
SK Square Co. Ltd.*	572	26,546
SK Telecom Co. Ltd.	1,128	51,224
SK, Inc.	82	15,515
S-Oil Corp.	149	10,472
Woori Financial Group, Inc.	7,924	94,243

(Cost $3,076,426)		3,305,828

Spain — 1.4%
Acciona SA	407	69,989
ACS Actividades de Construccion y Servicios SA	450	11,029
Banco Bilbao Vizcaya Argentaria SA	4,190	24,896
Banco Santander SA	2,751	9,222
Bankinter SA	2,075	11,877
CaixaBank SA	4,039	13,338
Cellnex Telecom SA, 144A*	166	7,577
EDP Renovaveis SA	879	21,444
Enagas SA	3,254	69,169
Endesa SA	1,458	32,204
Ferrovial SA	827	22,683
Fluidra SA	1,271	38,830
Grifols SA (b)	940	17,965
Iberdrola SA	4,492	51,362
Industria de Diseno Textil SA	417	11,054
Mapfre SA (b)	13,755	27,215
Merlin Properties Socimi SA REIT	736	8,283
Naturgy Energy Group SA	1,742	47,017
Red Electrica Corp. SA	7,643	153,021
Repsol SA	2,801	36,576
Telefonica SA (b)	91,798	440,888

(Cost $1,157,315)		1,125,639

Sweden — 5.6%
Alfa Laval AB	4,868	159,891
Assa Abloy AB, Class B	4,723	125,904
Atlas Copco AB, Class A	919	48,140
Atlas Copco AB, Class B	424	19,438
Beijer Ref AB	869	13,231
Boliden AB	4,694	210,624
Castellum AB	4,195	94,050
Electrolux AB, Class B (b)	9,997	180,859
Elekta AB, Class B (b)	2,531	22,070
Epiroc AB, Class A	5,801	110,049
Epiroc AB, Class B	3,111	50,794
Essity AB, Class B	2,957	76,665
Fastighets AB Balder, Class B*	883	55,497
Getinge AB, Class B	6,566	257,820
Hexagon AB, Class B	6,941	94,685
Holmen AB, Class B	1,874	92,844
Husqvarna AB, Class A	982	11,924
Husqvarna AB, Class B	8,733	105,899
Industrivarden AB, Class A	4,077	113,694
Industrivarden AB, Class C	2,472	67,810
Indutrade AB	4,237	94,947

See Notes to Financial Statements.	16

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Sweden (Continued)
Investment AB Latour, Class B	2,109	$59,059
Investor AB, Class A	2,320	51,890
Investor AB, Class B	5,288	108,750
Kinnevik AB, Class B*	16,206	417,418
L E Lundbergforetagen AB, Class B	567	27,682
Lifco AB, Class B	2,309	53,039
Lundin Energy AB	1,348	49,945
Nibe Industrier AB, Class B	9,621	86,565
Saab AB, Class B	719	21,795
Sagax AB, Class B	2,795	76,996
Sagax AB, Class D	6,143	20,405
Sandvik AB	4,350	95,359
Securitas AB, Class B	10,511	128,016
Skanska AB, Class B	16,583	378,635
SKF AB, Class B	4,653	86,669
Svenska Cellulosa AB SCA, Class B	3,628	59,773
Svenska Handelsbanken AB, Class A	5,436	52,297
Sweco AB, Class B	927	13,083
Swedbank AB, Class A	728	11,841
Swedish Match AB	18,701	137,391
Swedish Orphan Biovitrum AB*	250	5,151
Tele2 AB, Class B	11,644	155,139
Telefonaktiebolaget LM Ericsson, Class B	4,902	45,653
Telia Co. AB	9,114	34,102
Trelleborg AB, Class B	5,484	111,560
Volvo AB, Class A	718	14,127
Volvo AB, Class B	1,345	26,190

(Cost $3,914,578)		4,335,365

Switzerland — 4.5%
ABB Ltd.	3,426	116,322
Adecco Group AG	838	39,769
Alcon, Inc.	578	44,781
Baloise Holding AG	193	32,417
Barry Callebaut AG	38	87,809
BKW AG	367	46,323
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	10	106,545
Cie Financiere Richemont SA	867	118,221
Clariant AG*	1,305	23,591
Coca-Cola HBC AG*	2,275	58,119
DKSH Holding AG	1,199	102,656
EMS-Chemie Holding AG	46	45,551
Flughafen Zurich AG*	57	10,251
Geberit AG	369	241,884
Georg Fischer AG	90	111,341
Givaudan SA	10	41,975
Helvetia Holding AG	288	35,096
Holcim Ltd.*	2,313	116,198
Julius Baer Group Ltd.	182	10,673
Kuehne + Nagel International AG	402	110,156
Logitech International SA	2,775	208,401
Lonza Group AG	48	33,348
Medmix AG, 144A*	142	5,256
Nestle SA	62	8,095
OC Oerlikon Corp. AG	4,668	41,722
Partners Group Holding AG	114	154,887

	Number of Shares	Value
Switzerland (Continued)
PSP Swiss Property AG	476	$61,637
Roche Holding AG	36	13,728
Schindler Holding AG	112	25,270
Schindler Holding AG Participation Certificates	186	42,879
SGS SA	37	106,267
SIG Combibloc Group AG*	4,094	92,282
Sika AG	357	119,071
Sonova Holding AG	415	161,486
STMicroelectronics NV	295	12,571
Straumann Holding AG	48	76,359
Sulzer AG	139	11,749
Swatch Group AG — Bearer	187	58,111
Swatch Group AG — Registered	579	34,584
Swiss Life Holding AG	136	83,072
Swiss Prime Site AG	1,649	162,033
Swiss Re AG	307	29,387
Swisscom AG	185	111,026
Tecan Group AG	193	83,683
Temenos AG	159	16,052
UBS Group AG	3,415	62,851
VAT Group AG, 144A	262	99,494
Vifor Pharma AG	158	27,753
Zurich Insurance Group AG	110	50,549

(Cost $3,116,373)		3,493,281

United Kingdom — 10.9%
3i Group PLC	15,076	270,148
abrdn PLC	43,513	120,679
Admiral Group PLC	5,529	220,850
Amcor PLC CDI	14,889	171,355
Anglo American PLC	959	49,192
Ashmore Group PLC	6,889	23,293
Ashtead Group PLC	992	64,900
Associated British Foods PLC	563	14,504
AstraZeneca PLC	90	10,939
Auto Trader Group PLC, 144A	6,000	53,375
Aviva PLC	22,418	126,273
B&M European Value Retail SA	50,112	407,058
BAE Systems PLC	17,755	171,429
Barclays PLC	7,512	18,433
Barratt Developments PLC	1,281	10,502
Berkeley Group Holdings PLC	1,764	92,212
British American Tobacco PLC	1,489	65,160
BT Group PLC (b)	126,292	315,605
Bunzl PLC	3,771	150,224
Burberry Group PLC	1,961	51,045
Centrica PLC*	14,972	15,525
CNH Industrial NV	4,445	64,030
ConvaTec Group PLC, 144A	7,451	18,020
Croda International PLC	114	11,448
Dechra Pharmaceuticals PLC	1,233	68,127
Diageo PLC	1,223	61,126
Direct Line Insurance Group PLC	31,229	124,070
Dr. Martens PLC	4,279	16,282
DS Smith PLC	27,954	129,250
Electrocomponents PLC	6,792	90,175

See Notes to Financial Statements.	17

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Evraz PLC	4,559	$8,854
Ferguson PLC	1,510	231,273
GlaxoSmithKline PLC	2,410	49,972
Halma PLC	4,642	150,167
Hargreaves Lansdown PLC	1,550	23,594
Howden Joinery Group PLC	9,456	108,251
HSBC Holdings PLC	2,176	15,025
IMI PLC	7,621	149,599
Imperial Brands PLC	13,397	294,617
InterContinental Hotels Group PLC*	106	7,447
Intermediate Capital Group PLC	404	9,291
Intertek Group PLC	496	35,831
ITV PLC*	47,495	70,513
J Sainsbury PLC	102,642	379,694
Johnson Matthey PLC	6,374	161,040
Kingfisher PLC	30,997	127,349
Legal & General Group PLC	12,613	46,912
Lloyds Banking Group PLC	53,733	34,920
Mondi PLC	7,021	148,042
National Grid PLC	9,993	151,619
Next PLC	576	53,033
Pearson PLC	12,939	112,499
Pennon Group PLC	5,234	73,036
Persimmon PLC	2,543	82,333
Phoenix Group Holdings PLC	1,870	15,521
Prudential PLC	656	10,003
Quilter PLC, 144A	6,121	10,652
Reckitt Benckiser Group PLC	188	15,945
RELX PLC	2,180	66,720
Renishaw PLC	163	10,275
Rentokil Initial PLC	6,658	45,364
Rightmove PLC	9,777	88,234
Rio Tinto PLC	1,147	89,123
Royal Mail PLC	45,317	238,778
Sage Group PLC	8,523	80,370
Schroders PLC	1,065	43,783
Segro PLC REIT	23,314	407,130
Severn Trent PLC	3,246	125,259
Smith & Nephew PLC	1,994	35,771
Smiths Group PLC	1,612	33,071
Spirax-Sarco Engineering PLC	961	154,022
SSE PLC	21,075	481,988
St James’s Place PLC	2,108	39,697
Standard Chartered PLC	1,639	11,717
Tate & Lyle PLC	12,429	125,608
Tesco PLC	85,496	332,385
Travis Perkins PLC	993	19,472
Unilever PLC	181	9,099
United Utilities Group PLC	13,962	201,292
Vodafone Group PLC	104,337	184,008
WPP PLC	3,134	44,468

(Cost $8,073,416)		8,449,895

United States — 0.2%
Sims Ltd.	4,093	54,085
Waste Connections, Inc.	874	107,842

(Cost $138,039)		161,927

TOTAL COMMON STOCKS (Cost $74,057,039)		77,244,198

	Number of Shares	Value
PREFERRED STOCKS — 0.3%
Germany — 0.2%
FUCHS PETROLUB SE	769	$30,663
Henkel AG & Co. KGaA	286	22,756
Porsche Automobil Holding SE	1,237	126,269
Sartorius AG	11	4,870

(Cost $167,144)		184,558

South Korea — 0.1%
Hanwha Corp.	1,820	23,160
LG Electronics, Inc.	142	7,039
Mirae Asset Securities Co. Ltd.	2,364	8,798

(Cost $37,674)		38,997

TOTAL PREFERRED STOCKS (Cost $204,818)		223,555

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	826	730

SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d) (e) (Cost $967,655)	967,655	967,655

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d) (Cost $15,752)	15,752	15,752

TOTAL INVESTMENTS — 100.9% (Cost $75,245,264)		$78,451,890
Other assets and liabilities, net — (0.9%)		(689,283)

NET ASSETS — 100.0%		$77,762,607

See Notes to Financial Statements.	18

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 1.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (d)(e)
990,427	—	(22,772	) (f)	—	—	39	—	967,655	967,655

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (d)
6,186	1,350,019	(1,340,453)		—	—	8	—	15,752	15,752

996,613	1,350,019	(1,363,225)		—	—	47	—	983,407	983,407

*	Non-income producing security.
(a)	Stapled Security — A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $1,702,032, which is 2.2% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $941,418.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

CDI:	Chess Depositary Interest
OJSC:	Open Joint Stock Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
MSCI EAFE Futures	USD	2	$230,060	$215,980	3/18/2022	(14,080)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	19

DBX ETF Trust

Schedule of Investments

Xtrackers FTSE Developed ex US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (g)	$77,241,471	$—	$2,727	$77,244,198
Preferred Stocks (g)	223,555	—	—	223,555
Warrants	730	—	—	730
Short-Term Investments (g)	983,407	—	—	983,407

TOTAL	$78,449,163	$—	$2,727	$78,451,890

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(14,080)	$—	$—	$(14,080)

TOTAL	$(14,080)	$—	$—	$(14,080)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	20

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.7%
Argentina — 0.1%
MercadoLibre, Inc.* (Cost $343,960)	305	$343,628

Australia — 2.2%
Ampol Ltd.	950	20,316
APA Group (a)	7,272	53,033
Aristocrat Leisure Ltd.	4,338	117,321
ASX Ltd.	1,422	84,954
Aurizon Holdings Ltd.	10,414	26,449
Australia & New Zealand Banking Group Ltd.	19,476	367,593
BHP Group Ltd.	33,774	1,143,548
BlueScope Steel Ltd.	2,081	30,564
Brambles Ltd.	9,594	68,923
Cochlear Ltd.	330	53,377
Coles Group Ltd.	8,448	106,545
Commonwealth Bank of Australia	11,685	792,468
Computershare Ltd.	4,529	71,185
Crown Resorts Ltd.*	3,296	29,610
CSL Ltd.	3,194	602,563
Dexus REIT	7,672	60,794
Domino’s Pizza Enterprises Ltd.	400	22,916
Endeavour Group Ltd.	8,796	45,701
Evolution Mining Ltd.	11,669	36,157
Fortescue Metals Group Ltd.	11,475	151,132
Goodman Group REIT	11,117	179,331
GPT Group REIT	14,163	50,770
IDP Education Ltd.	1,516	28,888
Insurance Australia Group Ltd.	15,582	52,013
Lendlease Corp. Ltd. (a)	4,770	36,552
Macquarie Group Ltd.	2,195	287,947
Medibank Pvt Ltd.	19,918	45,962
Mineral Resources Ltd.	1,187	38,976
Mirvac Group REIT	28,130	52,868
National Australia Bank Ltd.	22,313	468,580
Newcrest Mining Ltd.	5,396	100,514
Northern Star Resources Ltd.	7,497	56,088
Orica Ltd.	3,370	35,679
Origin Energy Ltd.	12,729	52,650
Qantas Airways Ltd.*	5,321	19,576
QBE Insurance Group Ltd.	10,139	84,536
Ramsay Health Care Ltd.	1,297	60,207
REA Group Ltd.	387	36,979
Reece Ltd.	811	11,399
Rio Tinto Ltd.	2,490	213,518
Santos Ltd.	22,606	119,093
Scentre Group REIT	33,824	75,351
SEEK Ltd.	2,355	45,577
Sonic Healthcare Ltd.	3,158	80,321
South32 Ltd.	35,530	124,013
Stockland REIT	19,076	57,585
Suncorp Group Ltd.	6,950	54,316
Tabcorp Holdings Ltd.	17,904	64,830
Telstra Corp. Ltd.	24,317	69,877
Transurban Group (a)	21,393	196,997
Treasury Wine Estates Ltd.	5,684	47,928
Vicinity Centres REIT	32,926	43,007

	Number of Shares	Value
Australia (Continued)
Washington H Soul Pattinson & Co. Ltd.	1,473	$26,914
Wesfarmers Ltd.	7,243	253,281
Westpac Banking Corp.	24,966	413,239
WiseTech Global Ltd.	927	29,315
Woodside Petroleum Ltd.	7,135	147,766
Woolworths Group Ltd.	8,763	225,676

(Cost $7,187,859)		7,873,268

Austria — 0.1%
Erste Group Bank AG	2,309	82,965
OMV AG	738	35,130
Raiffeisen Bank International AG	1,104	18,191
Verbund AG	352	42,700
voestalpine AG	664	21,956

(Cost $186,238)		200,942

Belgium — 0.3%
Ageas SA/NV	1,023	49,385
Anheuser-Busch InBev SA/NV	5,933	367,450
Elia Group SA/NV	230	33,222
Etablissements Franz Colruyt NV	383	15,349
Groupe Bruxelles Lambert SA	677	70,672
KBC Group NV	1,656	120,009
Proximus SADP	1,028	20,507
Sofina SA	121	47,187
Solvay SA	555	62,163
UCB SA	919	100,848
Umicore SA	1,100	45,331

(Cost $925,135)		932,123

Bermuda — 0.1%
Arch Capital Group Ltd.*	2,761	130,071
Everest Re Group Ltd.	292	87,080

(Cost $161,593)		217,151

Canada — 3.8%
Agnico Eagle Mines Ltd.	3,045	153,720
Air Canada*	1,013	19,128
Algonquin Power & Utilities Corp.	4,511	65,228
Alimentation Couche-Tard, Inc.	5,763	226,049
AltaGas Ltd.	1,504	33,107
Ballard Power Systems, Inc.*	1,657	18,943
Bank of Montreal	4,502	513,718
Bank of Nova Scotia	8,180	592,370
Barrick Gold Corp.	12,266	277,069
BCE, Inc.	906	47,552
BlackBerry Ltd.*	3,819	26,196
Brookfield Asset Management, Inc., Class A	9,517	519,764
CAE, Inc. *	1,927	51,519
Cameco Corp.	2,789	68,540
Canadian Apartment Properties REIT	587	24,418
Canadian Imperial Bank of Commerce	2,997	379,082
Canadian National Railway Co.	4,828	598,537
Canadian Natural Resources Ltd.	8,075	450,815
Canadian Pacific Railway Ltd.	6,234	438,668
Canadian Tire Corp. Ltd., Class A	397	58,491
Canadian Utilities Ltd., Class A	858	23,879

See Notes to Financial Statements.	21

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Canada (Continued)
Canopy Growth Corp.*(b)	1,566	$11,161
CCL Industries, Inc., Class B	1,033	46,537
Cenovus Energy, Inc.	8,625	135,527
CGI, Inc.*	1,561	127,898
Constellation Software, Inc.	141	237,473
Dollarama, Inc.	2,048	105,763
Emera, Inc.	1,825	85,325
Empire Co. Ltd., Class A	1,657	51,290
Enbridge, Inc.	13,835	597,315
Fairfax Financial Holdings Ltd.	168	81,387
First Quantum Minerals Ltd.	4,329	126,865
FirstService Corp.	216	30,729
Fortis, Inc.	2,959	135,498
Franco-Nevada Corp.	1,261	185,578
George Weston Ltd.	561	60,791
GFL Environmental, Inc.	1,134	33,134
Gildan Activewear, Inc.	1,472	57,750
Great-West Lifeco, Inc.	1,580	47,499
Hydro One Ltd., 144A	2,375	58,610
iA Financial Corp., Inc.	491	29,154
IGM Financial, Inc.	735	26,095
Imperial Oil Ltd.	1,779	79,795
Intact Financial Corp.	1,109	158,951
Ivanhoe Mines Ltd., Class A*	4,066	41,354
Keyera Corp.	1,384	32,397
Kinross Gold Corp.	9,071	45,199
Lightspeed Commerce, Inc.*	830	21,791
Loblaw Cos. Ltd.	1,028	80,134
Lululemon Athletica, Inc.*	772	246,994
Lundin Mining Corp.	4,081	39,351
Magna International, Inc.	1,838	136,464
Manulife Financial Corp.	13,002	263,249
Metro, Inc.	1,477	77,044
National Bank of Canada	2,285	183,092
Northland Power, Inc.	1,734	55,095
Nutrien Ltd.	3,955	339,918
Nuvei Corp., 144A*	406	22,026
Onex Corp.	470	31,542
Open Text Corp.	1,568	68,192
Pan American Silver Corp.	1,246	29,452
Parkland Corp.	1,118	29,238
Pembina Pipeline Corp.	3,363	114,279
Power Corp. of Canada	3,938	121,367
Quebecor, Inc., Class B	1,051	22,970
Restaurant Brands International, Inc.	1,726	96,550
RioCan Real Estate Investment Trust REIT	1,044	20,677
Ritchie Bros Auctioneers, Inc.	560	29,330
Rogers Communications, Inc., Class B	2,129	109,929
Royal Bank of Canada	9,439	1,043,436
Saputo, Inc.	1,547	37,884
Shaw Communications, Inc., Class B	3,011	90,234
Shopify, Inc., Class A*	749	519,620
Sun Life Financial, Inc.	3,878	203,814
Suncor Energy, Inc.	9,840	300,704
TC Energy Corp.	6,727	361,185
Teck Resources Ltd., Class B	3,335	120,006
TELUS Corp.	2,374	59,914

	Number of Shares	Value
Canada (Continued)
TFI International, Inc.	574	$59,792
Thomson Reuters Corp.	1,207	121,961
TMX Group Ltd.	393	39,673
Toromont Industries Ltd.	340	28,801
Toronto-Dominion Bank	12,124	977,682
Tourmaline Oil Corp.	2,075	81,799
West Fraser Timber Co. Ltd.	576	57,457
Wheaton Precious Metals Corp.	2,942	128,828
WSP Global, Inc.	865	106,056

(Cost $11,259,988)		13,693,398

Chile — 0.0%
Antofagasta PLC (Cost $45,665 )	2,644	53,959

Denmark — 0.8%
A.P. Moller — Maersk A/S, Class A	21	63,103
A.P. Moller — Maersk A/S, Class B	33	104,742
Ambu A/S, Class B	1,278	23,698
Carlsberg A/S, Class B	669	98,210
Chr Hansen Holding A/S	759	55,539
Coloplast A/S, Class B	749	112,895
Danske Bank A/S	4,106	69,874
Demant A/S*	626	26,458
DSV A/S	1,377	255,125
Genmab A/S*	402	135,365
GN Store Nord AS	836	44,246
Novo Nordisk A/S, Class B	11,320	1,165,921
Novozymes A/S, Class B	1,331	87,466
Orsted AS, 144A	1,290	167,752
Pandora A/S	688	71,225
ROCKWOOL International A/S, Class B	34	11,711
Tryg A/S	3,314	75,362
Vestas Wind Systems A/S	6,927	227,499

(Cost $2,418,022)		2,796,191

Finland — 0.3%
Elisa OYJ	761	42,353
Fortum OYJ	3,181	67,313
Kesko OYJ, Class B	1,553	45,946
Kone OYJ, Class B	2,285	134,434
Neste OYJ	2,896	114,433
Nokia OYJ*	37,714	204,918
Nordea Bank Abp	21,512	240,871
Orion OYJ, Class B	744	35,089
Sampo OYJ, Class A	3,505	166,764
Stora Enso OYJ, Class R	3,357	64,741
UPM-Kymmene OYJ	3,160	110,029
Wartsila OYJ Abp	3,235	36,590

(Cost $1,295,345)		1,263,481

France — 3.3%
Accor SA*	1,277	43,876
Aeroports de Paris*	289	41,225
Air Liquide SA	3,194	533,462
Airbus SE*	3,870	499,446
Alstom SA	1,728	44,446
Amundi SA, 144A	257	18,013

See Notes to Financial Statements.	22

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
France (Continued)
Arkema SA	399	$53,286
AXA SA	13,271	361,843
BioMerieux	297	32,732
BNP Paribas SA	7,459	439,926
Bollore SA	7,861	40,068
Bouygues SA	1,741	62,615
Bureau Veritas SA	2,184	62,946
Capgemini SE	1,072	226,727
Carrefour SA	4,679	94,073
Cie de Saint-Gobain	3,617	227,303
Cie Generale des Etablissements Michelin SCA	1,144	159,333
CNP Assurances	1,204	29,440
Covivio REIT	394	32,500
Credit Agricole SA	7,737	99,642
Danone SA	4,428	270,112
Dassault Aviation SA	202	30,471
Dassault Systemes SE	4,408	215,322
Edenred	1,465	67,284
Eiffage SA	602	61,747
Electricite de France SA	2,709	24,738
Engie SA	12,196	195,451
EssilorLuxottica SA	1,877	330,404
Eurazeo SE	246	19,134
Faurecia SE (b)	1,179	45,091
Gecina SA REIT	310	39,520
Getlink SE	3,272	53,804
Hermes International	221	308,298
Ipsen SA	117	13,700
Kering SA	490	350,640
Klepierre SA REIT*	1,118	32,222
La Francaise des Jeux SAEM, 144A	676	28,162
Legrand SA	1,723	164,150
L’Oreal SA	1,695	675,858
LVMH Moet Hennessy Louis Vuitton SE	1,845	1,367,514
Orange SA	14,709	178,660
Orpea SA	455	18,929
Pernod Ricard SA	1,394	306,337
Publicis Groupe SA	1,467	98,271
Remy Cointreau SA	74	14,354
Renault SA*	1,727	55,361
Safran SA	2,165	278,919
Sanofi	7,667	804,924
Sartorius Stedim Biotech	192	74,056
Schneider Electric SE	3,544	556,411
SEB SA	129	18,937
Societe Generale SA	5,244	151,021
Sodexo SA	460	38,802
Teleperformance	398	148,370
Thales SA	526	60,794
TotalEnergies SE (b)	16,810	860,785
Ubisoft Entertainment SA*	462	25,090
Unibail-Rodamco-Westfield REIT*	760	57,945
Valeo	1,477	32,823
Veolia Environnement SA	4,120	144,427
Vinci SA	3,518	373,488
Vivendi SE	4,701	59,719
Wendel SE	215	21,987

	Number of Shares	Value
France (Continued)
Worldline SA, 144A*	1,559	$80,383

(Cost $10,685,801)		11,857,317

Germany — 2.4%
adidas AG	1,286	306,293
Allianz SE	2,827	645,536
BASF SE	6,124	407,550
Bayer AG	6,641	384,222
Bayerische Motoren Werke AG	2,260	219,727
Bechtle AG	495	25,603
Beiersdorf AG	506	51,389
Brenntag SE	895	75,274
Carl Zeiss Meditec AG	214	33,855
Commerzbank AG*	7,133	60,361
Continental AG*	607	52,361
Covestro AG, 144A	1,287	68,245
Daimler Truck Holding AG*	2,884	88,044
Delivery Hero SE, 144A*	1,044	56,063
Deutsche Bank AG*(c)	13,614	172,180
Deutsche Boerse AG	1,240	212,676
Deutsche Lufthansa AG*	3,513	27,123
Deutsche Post AG	6,763	343,045
Deutsche Telekom AG	22,682	408,387
E.ON SE	14,252	193,983
Evonik Industries AG	1,011	30,535
Fresenius Medical Care AG & Co. KGaA	1,298	83,568
Fresenius SE & Co. KGaA	2,620	92,006
GEA Group AG	1,384	60,735
Hannover Rueck SE	480	88,850
HeidelbergCement AG	1,028	67,131
HelloFresh SE*	1,026	56,330
Henkel AG & Co. KGaA	664	51,162
Infineon Technologies AG	8,850	305,615
KION Group AG	567	45,955
Knorr-Bremse AG	390	34,606
LANXESS AG	741	36,271
LEG Immobilien SE	390	50,507
Mercedes-Benz Group AG	5,769	454,684
Merck KGaA	847	168,912
MTU Aero Engines AG	386	93,735
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	921	255,669
Nemetschek SE	332	29,623
Puma SE	665	61,233
Rational AG	34	25,128
RWE AG	4,300	200,387
SAP SE	6,909	786,263
Scout24 SE, 144A	329	19,290
Siemens AG	5,123	728,821
Siemens Energy AG	2,644	63,642
Siemens Healthineers AG, 144A	1,929	124,539
Symrise AG	919	109,932
Telefonica Deutschland Holding AG	6,863	18,847
Uniper SE	549	17,574
United Internet AG	923	31,475
Volkswagen AG	221	58,383
Vonovia SE	5,004	266,974

See Notes to Financial Statements.	23

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Germany (Continued)
Zalando SE, 144A*	1,391	$93,086

(Cost $9,119,430)		8,443,385

Hong Kong — 0.8%
AIA Group Ltd.	79,005	821,526
BOC Hong Kong Holdings Ltd.	22,672	81,534
Budweiser Brewing Co. APAC Ltd., 144A	13,083	40,603
Chow Tai Fook Jewellery Group Ltd.*	14,080	29,264
CK Asset Holdings Ltd.	13,614	85,984
CK Hutchison Holdings Ltd.	17,528	122,817
CK Infrastructure Holdings Ltd.	6,759	41,954
CLP Holdings Ltd.	10,691	108,843
ESR Cayman Ltd., 144A*	17,220	53,222
Futu Holdings Ltd., ADR* (b)	405	17,314
Galaxy Entertainment Group Ltd.*	13,381	74,408
Hang Lung Properties Ltd.	18,097	37,937
Hang Seng Bank Ltd.	4,523	83,471
Henderson Land Development Co. Ltd.	11,292	46,968
HK Electric Investments & HK Electric Investments Ltd. (a)	27,944	27,573
HKT Trust & HKT Ltd. (a)	20,575	27,754
Hong Kong & China Gas Co. Ltd.	65,041	98,389
Hong Kong Exchanges & Clearing Ltd.	8,240	398,201
Hongkong Land Holdings Ltd.	4,800	25,872
Jardine Matheson Holdings Ltd.	1,251	74,435
Link REIT	13,211	106,686
Melco Resorts & Entertainment Ltd., ADR*	1,597	16,002
MTR Corp. Ltd.	11,118	57,556
New World Development Co. Ltd.	4,589	18,353
Power Assets Holdings Ltd.	7,383	46,535
Sino Land Co. Ltd.	33,033	41,557
SITC International Holdings Co. Ltd.	9,779	40,174
Sun Hung Kai Properties Ltd.	9,427	109,668
Swire Pacific Ltd., Class A	3,986	22,038
Swire Properties Ltd.	8,517	22,127
Techtronic Industries Co. Ltd.	9,250	154,488
WH Group Ltd., 144A	69,798	48,684
Wharf Real Estate Investment Co. Ltd.	9,055	40,618
Xinyi Glass Holdings Ltd.	10,844	28,797

(Cost $3,202,259)		3,051,352

Ireland — 1.1%
Accenture PLC, Class A	4,256	1,344,981
AerCap Holdings NV*	900	48,987
Allegion PLC	673	77,072
Aptiv PLC*	1,863	241,147
CRH PLC	5,476	249,778
DCC PLC	669	52,601
Experian PLC	6,024	237,066
Flutter Entertainment PLC*	1,020	146,931
James Hardie Industries PLC CDI	2,807	90,948
Jazz Pharmaceuticals PLC*	389	53,456
Kerry Group PLC, Class A	993	118,449
Kingspan Group PLC	1,159	113,047
Medtronic PLC	8,882	932,521
Smurfit Kappa Group PLC	1,381	69,165

	Number of Shares	Value
Ireland (Continued)
Trane Technologies PLC	1,647	$253,523

(Cost $3,758,688)		4,029,672

Israel — 0.3%
Azrieli Group Ltd.	304	25,986
Bank Hapoalim BM	6,517	68,902
Bank Leumi Le-Israel BM	9,309	100,715
Check Point Software Technologies Ltd.*	752	108,950
CyberArk Software Ltd.*	239	40,663
Elbit Systems Ltd.	288	59,029
Fiverr International Ltd.*	216	17,045
ICL Group Ltd.	4,868	55,279
Inmode Ltd.*	345	14,728
Israel Discount Bank Ltd., Class A	7,898	51,940
Kornit Digital Ltd.*	317	30,061
Mizrahi Tefahot Bank Ltd.	1,200	46,833
Nice Ltd.*	463	104,821
SolarEdge Technologies, Inc.*	310	99,020
Teva Pharmaceutical Industries Ltd., ADR*	7,822	63,593
Wix.com Ltd.*	387	35,441

(Cost $825,263)		923,006

Italy — 0.6%
Amplifon SpA	761	32,865
Assicurazioni Generali SpA	8,076	160,828
Atlantia SpA*	2,734	50,392
Davide Campari-Milano NV	3,512	38,453
DiaSorin SpA	193	28,972
Enel SpA	54,604	404,725
Eni SpA	17,021	264,440
Ferrari NV	847	183,373
FinecoBank Banca Fineco SpA	3,367	56,444
Infrastrutture Wireless Italiane SpA, 144A	1,838	18,811
Intesa Sanpaolo SpA	110,796	285,417
Mediobanca Banca di Credito Finanziario SpA	3,594	37,647
Moncler SpA	1,382	84,102
Nexi SpA, 144A*	2,464	33,958
Poste Italiane SpA, 144A	4,676	53,965
Prysmian SpA	1,928	63,927
Recordati Industria Chimica e Farmaceutica SpA	829	40,747
Snam SpA	16,484	91,926
Telecom Italia SpA	33,584	14,255
Terna — Rete Elettrica Nazionale	8,243	67,976
UniCredit SpA	15,207	194,513

(Cost $2,078,190)		2,207,736

Jersey — 0.0%
Novocure Ltd.* (b) (Cost $80,326)	577	47,233

Jordan — 0.0%
Hikma Pharmaceuticals PLC (Cost $43,942)	1,282	35,830

Luxembourg — 0.1%
ArcelorMittal SA	4,854	151,048

See Notes to Financial Statements.	24

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Luxembourg (Continued)
Aroundtown SA	6,866	$42,647
Eurofins Scientific SE	929	94,474
Tenaris SA	3,153	40,868

(Cost $252,930)		329,037

Macau — 0.0%
Sands China Ltd.* (Cost $74,187)	16,680	43,655

Netherlands — 1.5%
ABN AMRO Bank NV, 144A	1,839	24,502
Adyen NV, 144A*	131	274,326
Aegon NV	15,741	78,059
Akzo Nobel NV	1,208	115,330
Argenx SE*	313	90,035
ASM International NV	309	100,025
ASML Holding NV	2,769	1,862,664
Euronext NV, 144A	759	68,925
EXOR NV	845	64,349
Heineken Holding NV	618	50,499
Heineken NV	1,850	187,803
IMCD NV	411	66,799
ING Groep NV	27,223	320,996
JDE Peet’s NV	483	15,882
Just Eat Takeaway.com NV, 144A*	1,203	48,941
Koninklijke Ahold Delhaize NV	7,320	225,936
Koninklijke DSM NV	1,102	207,078
Koninklijke KPN NV	23,931	81,982
Koninklijke Philips NV	6,222	212,033
NN Group NV	2,122	101,963
NXP Semiconductors NV	1,791	340,505
Prosus NV*	6,293	391,725
QIAGEN NV*	1,836	92,386
Randstad NV	927	63,201
Stellantis NV	13,439	247,100
Universal Music Group NV	4,701	107,346
Wolters Kluwer NV	1,745	178,006

(Cost $5,085,788)		5,618,396

New Zealand — 0.1%
Auckland International Airport Ltd.*	10,128	48,801
Fisher & Paykel Healthcare Corp. Ltd.	3,476	64,714
Mercury NZ Ltd.	5,584	21,616
Meridian Energy Ltd.	4,240	14,333
Ryman Healthcare Ltd.	2,265	15,329
Spark New Zealand Ltd.	14,256	43,463
Xero Ltd.*	1,011	68,763

(Cost $337,046)		277,019

Norway — 0.2%
Adevinta ASA*	1,115	11,977
Aker BP ASA	750	23,326
DNB Bank ASA	6,129	137,375
Equinor ASA	6,318	200,059
Gjensidige Forsikring ASA	1,130	28,001
Mowi ASA	2,734	70,389
Norsk Hydro ASA	10,513	99,898
Orkla ASA	5,569	52,273
Schibsted ASA, Class A	551	15,865

	Number of Shares	Value
Norway (Continued)
Schibsted ASA, Class B (d)	624	$16,193
Telenor ASA	5,040	74,766
Yara International ASA	919	46,819

(Cost $606,147)		776,941

Poland — 0.0%
InPost SA* (Cost $27,327)	1,403	8,696

Portugal — 0.0%
EDP—Energias de Portugal SA	19,738	96,748
Galp Energia SGPS SA	2,465	27,294
Jeronimo Martins SGPS SA	2,217	48,371

(Cost $171,113)		172,413

Singapore — 0.4%
Ascendas Real Estate Investment Trust REIT	21,479	43,830
CapitaLand Integrated Commercial Trust REIT	22,456	34,905
Capitaland Investment Ltd.*	10,302	28,004
City Developments Ltd.	3,300	17,309
DBS Group Holdings Ltd.	12,207	304,130
Genting Singapore Ltd.	62,700	35,566
Grab Holdings Ltd., Class A*	8,008	46,126
Keppel Corp. Ltd.	9,800	43,244
Mapletree Commercial Trust REIT	14,100	18,801
Mapletree Logistics Trust REIT	12,728	16,409
Oversea-Chinese Banking Corp. Ltd.	22,285	191,584
Sea Ltd., ADR*	2,218	322,941
Singapore Airlines Ltd.* (b)	4,050	15,186
Singapore Exchange Ltd.	2,931	20,167
Singapore Technologies Engineering Ltd.	10,502	29,554
Singapore Telecommunications Ltd.	51,300	95,234
United Overseas Bank Ltd.	8,401	185,107
UOL Group Ltd.	2,801	14,403
Venture Corp. Ltd.	2,056	26,551
Wilmar International Ltd.	12,900	41,624

(Cost $1,500,357)		1,530,675

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	1,404	34,410
Aena SME SA, 144A*	481	79,040
Amadeus IT Group SA*	2,779	187,095
Banco Bilbao Vizcaya Argentaria SA	41,679	247,645
Banco Santander SA	118,583	397,513
CaixaBank SA	24,226	79,999
Cellnex Telecom SA, 144A*	3,312	151,183
EDP Renovaveis SA	1,855	45,254
Enagas SA	1,748	37,157
Endesa SA	2,109	46,583
Ferrovial SA	3,793	104,037
Grifols SA (b)	2,285	43,669
Iberdrola SA	38,405	439,130
Industria de Diseno Textil SA	7,312	193,823
Naturgy Energy Group SA	1,288	34,764
Red Electrica Corp. SA	2,632	52,695

See Notes to Financial Statements.	25

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Spain (Continued)
Repsol SA	10,029	$130,962
Siemens Gamesa Renewable Energy SA*	1,297	30,199
Telefonica SA	35,234	169,222

(Cost $2,458,367)		2,504,380

Sweden — 1.0%
Alfa Laval AB	2,192	71,997
Assa Abloy AB, Class B	6,593	175,754
Atlas Copco AB, Class A	4,564	239,075
Atlas Copco AB, Class B	2,635	120,803
Boliden AB	1,332	59,768
Electrolux AB, Class B (b)	1,477	26,721
Embracer Group AB*	2,591	22,511
Epiroc AB, Class A	4,594	87,152
Epiroc AB, Class B	2,975	48,574
EQT AB	2,015	68,510
Essity AB, Class B	4,454	115,477
Evolution AB, 144A	1,116	130,162
Fastighets AB Balder, Class B*	865	54,366
Getinge AB, Class B	1,603	62,943
H & M Hennes & Mauritz AB, Class B	5,512	93,710
Hexagon AB, Class B	12,800	174,610
Husqvarna AB, Class B	2,237	27,126
Industrivarden AB, Class A	995	27,747
Industrivarden AB, Class C	1,115	30,586
Investment AB Latour, Class B	841	23,551
Investor AB, Class A	3,397	75,979
Investor AB, Class B	12,384	254,681
Kinnevik AB, Class B*	1,656	42,654
L E Lundbergforetagen AB, Class B	404	19,725
Lifco AB, Class B	1,732	39,785
Lundin Energy AB	1,657	61,394
Nibe Industrier AB, Class B	10,436	93,898
Sagax AB, Class B	1,243	34,242
Sandvik AB	7,214	158,142
Securitas AB, Class B	1,373	16,722
Sinch AB, 144A*	3,390	29,151
Skandinaviska Enskilda Banken AB, Class A	9,708	112,836
Skanska AB, Class B	1,833	41,852
SKF AB, Class B	2,107	39,246
Svenska Cellulosa AB SCA, Class B	3,826	63,036
Svenska Handelsbanken AB, Class A	9,153	88,056
Swedbank AB, Class A	6,204	100,913
Swedish Match AB	11,139	81,835
Tele2 AB, Class B	3,605	48,031
Telefonaktiebolaget LM Ericsson, Class B	20,310	189,151
Telia Co. AB	16,753	62,685
Volvo AB, Class A	1,098	21,604
Volvo AB, Class B	9,305	181,186

(Cost $3,702,254)		3,517,947

Switzerland — 3.5%
ABB Ltd.	10,899	370,052
Adecco Group AG	933	44,278
Alcon, Inc.	3,514	272,249

	Number of Shares	Value
Switzerland (Continued)
Bachem Holding AG	41	$24,400
Baloise Holding AG	299	50,222
Barry Callebaut AG	29	67,012
Chocoladefabriken Lindt & Spruengli AG	1	112,813
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	8	85,236
Chubb Ltd.	2,892	588,927
Cie Financiere Richemont SA	3,527	480,928
Clariant AG*	1,090	19,704
Coca-Cola HBC AG*	1,024	26,160
Credit Suisse Group AG	17,372	146,861
EMS-Chemie Holding AG	46	45,551
Garmin Ltd.	1,125	124,245
Geberit AG	228	149,457
Givaudan SA	62	260,245
Glencore PLC*	68,531	406,564
Holcim Ltd.*	3,174	159,452
Julius Baer Group Ltd.	1,312	76,937
Kuehne + Nagel International AG	394	107,964
Logitech International SA	1,101	82,684
Lonza Group AG	484	336,260
Nestle SA	18,958	2,475,110
Novartis AG	14,698	1,287,086
Partners Group Holding AG	162	220,102
Roche Holding AG	4,697	1,791,101
Roche Holding AG	228	95,529
Schindler Holding AG	57	12,861
Schindler Holding AG Participation Certificates	273	62,935
SGS SA	41	117,756
Sika AG	988	329,531
Sonova Holding AG	386	150,201
STMicroelectronics NV	4,526	192,872
Straumann Holding AG	71	112,948
Swatch Group AG — Bearer	188	58,421
Swatch Group AG — Registered	494	29,507
Swiss Life Holding AG	193	117,889
Swiss Prime Site AG	470	46,183
Swiss Re AG	2,019	193,262
Swisscom AG	190	114,027
Temenos AG	393	39,675
UBS Group AG	24,428	449,580
VAT Group AG, 144A	177	67,215
Vifor Pharma AG	264	46,372
Zurich Insurance Group AG	964	442,991

(Cost $11,218,676)		12,491,355

United Kingdom — 4.8%
3i Group PLC	5,981	107,174
abrdn PLC	11,210	31,090
Admiral Group PLC	1,380	55,123
Amcor PLC	10,957	127,430
Anglo American PLC	8,429	432,367
Ashtead Group PLC	3,145	205,758
Associated British Foods PLC	2,734	70,432
AstraZeneca PLC	10,416	1,266,056
Auto Trader Group PLC, 144A	6,823	60,696
AVEVA Group PLC	662	22,117

See Notes to Financial Statements.	26

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
United Kingdom (Continued)
Aviva PLC	24,437	$137,646
BAE Systems PLC	23,536	227,246
Barclays PLC	119,870	294,136
Barratt Developments PLC	6,318	51,796
Berkeley Group Holdings PLC	760	39,729
BP PLC	129,952	633,897
British American Tobacco PLC	14,465	633,006
British Land Co. PLC REIT	6,041	42,927
BT Group PLC	64,470	161,111
Bunzl PLC	2,555	101,782
Burberry Group PLC	2,375	61,821
Clarivate PLC*	2,358	35,323
CNH Industrial NV	6,325	91,112
Coca-Cola Europacific Partners PLC	1,303	66,727
Compass Group PLC	11,666	265,159
Croda International PLC	942	94,592
Diageo PLC	15,866	792,986
Entain PLC*	4,011	90,629
Ferguson PLC	1,476	226,065
GlaxoSmithKline PLC	33,696	698,700
Halma PLC	2,378	76,927
Hargreaves Lansdown PLC	2,264	34,463
HSBC Holdings PLC	134,906	931,478
Imperial Brands PLC	7,113	156,424
Informa PLC*	8,586	68,476
InterContinental Hotels Group PLC*	1,297	91,119
Intertek Group PLC	813	58,731
J Sainsbury PLC	12,019	44,461
JD Sports Fashion PLC	21,182	42,916
Johnson Matthey PLC	1,567	39,590
Kingfisher PLC	11,474	47,140
Land Securities Group PLC REIT	3,379	36,007
Legal & General Group PLC	38,078	141,625
Liberty Global PLC, Class A*	1,756	45,270
Liberty Global PLC, Class C*	1,851	47,885
Linde PLC	3,454	1,012,851
Lloyds Banking Group PLC	488,562	317,505
London Stock Exchange Group PLC	2,075	183,029
M&G PLC	18,684	51,593
Melrose Industries PLC	28,579	56,848
Mondi PLC	3,653	77,026
National Grid PLC	24,952	378,585
NatWest Group PLC	42,135	129,860
Next PLC	698	64,265
Ocado Group PLC*	3,339	61,512
Pearson PLC	5,307	46,142
Pentair PLC	1,106	64,048
Persimmon PLC	2,106	68,185
Phoenix Group Holdings PLC	3,070	25,481
Prudential PLC	17,396	265,271
Reckitt Benckiser Group PLC	4,822	408,964
RELX PLC	12,664	387,586
Rentokil Initial PLC	13,981	95,258
Rio Tinto PLC	7,802	606,221
Rolls-Royce Holdings PLC*	57,818	80,293
Sage Group PLC	6,051	57,060
Schroders PLC	533	21,912

	Number of Shares	Value
United Kingdom (Continued)
Segro PLC REIT	8,073	$140,978
Severn Trent PLC	1,836	70,849
Shell PLC	52,541	1,390,199
Smith & Nephew PLC	6,550	117,502
Smiths Group PLC	2,984	61,218
Spirax-Sarco Engineering PLC	426	68,276
SSE PLC	6,649	152,064
St James’s Place PLC	3,660	68,923
Standard Chartered PLC	16,237	116,076
Taylor Wimpey PLC	21,521	43,386
Tesco PLC	53,967	209,809
Unilever PLC	17,566	883,020
United Utilities Group PLC	4,325	62,354
Vodafone Group PLC	193,523	341,297
Whitbread PLC*	1,378	54,063
Willis Towers Watson PLC	824	183,175
WPP PLC	8,211	116,506

(Cost $15,151,147)		17,526,335

United States — 71.2%
10X Genomics, Inc., Class A* (b)	398	32,425
3M Co.	3,942	585,978
A O Smith Corp.	589	40,394
Abbott Laboratories	11,938	1,439,962
AbbVie, Inc.	11,839	1,749,449
ABIOMED, Inc.*	292	90,736
Activision Blizzard, Inc.	5,238	426,897
Adobe, Inc.*	3,204	1,498,447
Advance Auto Parts, Inc.	481	98,355
Advanced Micro Devices, Inc.*	11,142	1,374,254
AES Corp.	4,593	97,509
Affirm Holdings, Inc.* (b)	594	24,853
Aflac, Inc.	4,469	273,011
Agilent Technologies, Inc.	1,893	246,771
AGNC Investment Corp. REIT	3,993	51,550
Air Products and Chemicals, Inc.	1,477	349,015
Airbnb, Inc., Class A*	1,989	301,314
Akamai Technologies, Inc.*	970	105,012
Albemarle Corp.	828	162,197
Alexandria Real Estate Equities, Inc. REIT	928	175,763
Align Technology, Inc.*	490	250,615
Alleghany Corp.*	78	51,630
Alliant Energy Corp.	1,730	101,032
Allstate Corp.	2,092	255,977
Ally Financial, Inc.	2,109	105,239
Alnylam Pharmaceuticals, Inc.*	736	116,178
Alphabet, Inc., Class A*	2,016	5,445,498
Alphabet, Inc., Class C*	1,929	5,204,095
Altria Group, Inc.	12,203	625,892
Amazon.com, Inc.*	3,064	9,410,341
AMC Entertainment Holdings, Inc., Class A*(b)	3,388	63,898
AMERCO	63	36,389
Ameren Corp.	1,813	155,827
American Electric Power Co., Inc.	3,250	294,612
American Express Co.	4,440	863,758
American Financial Group, Inc.	490	66,341
American International Group, Inc.	5,760	352,742

See Notes to Financial Statements.	27

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
United States (Continued)
American Tower Corp. REIT	3,099	$703,070
American Water Works Co., Inc.	1,278	193,093
Ameriprise Financial, Inc.	749	224,543
AmerisourceBergen Corp.	1,021	145,523
AMETEK, Inc.	1,682	218,307
Amgen, Inc.	3,810	862,889
Amphenol Corp., Class A	4,135	314,301
Analog Devices, Inc.	3,644	584,097
Annaly Capital Management, Inc. REIT	9,789	68,131
ANSYS, Inc.*	570	184,788
Anthem, Inc.	1,600	722,960
Aon PLC, Class A	1,555	454,278
Apollo Global Management, Inc.	2,291	149,511
Apple, Inc.	110,058	18,172,777
Applied Materials, Inc.	5,998	804,932
Aramark	1,458	53,888
Archer-Daniels-Midland Co.	3,709	290,971
Arista Networks, Inc.*	1,522	186,795
Arrow Electronics, Inc.*	582	70,934
Arthur J Gallagher & Co.	1,393	220,359
Asana, Inc., Class A* (b)	449	24,601
Assurant, Inc.	391	66,357
AT&T, Inc.	47,905	1,134,869
Atmos Energy Corp.	1,050	115,300
Autodesk, Inc.*	1,423	313,387
Automatic Data Processing, Inc.	2,800	572,432
AutoZone, Inc.*	144	268,328
Avalara, Inc.*	593	61,619
AvalonBay Communities, Inc. REIT	913	217,833
Avantor, Inc.*	3,315	114,997
Avery Dennison Corp.	601	105,896
Baker Hughes Co.	5,199	152,747
Ball Corp.	2,379	213,491
Bank of America Corp.	49,504	2,188,077
Bank of New York Mellon Corp.	5,161	274,307
Bath & Body Works, Inc.	1,916	102,257
Bausch Health Cos., Inc.*	2,380	57,213
Baxter International, Inc.	3,346	284,310
Becton Dickinson and Co.	1,900	515,432
Bentley Systems, Inc., Class B	1,204	46,222
Berkshire Hathaway, Inc., Class B*	8,735	2,807,866
Best Buy Co., Inc.	1,550	149,792
Bill.com Holdings, Inc.*	503	119,654
Biogen, Inc.*	1,015	214,175
BioMarin Pharmaceutical, Inc.*	1,083	84,604
Bio-Rad Laboratories, Inc., Class A*	131	82,001
Bio-Techne Corp.	244	102,336
Black Knight, Inc.*	846	47,537
BlackRock, Inc.	1,015	755,048
Blackstone, Inc.	4,495	572,978
Block, Inc.*	2,816	359,040
Block, Inc. CDI*	572	64,461
Boeing Co.*	3,718	763,454
Booking Holdings, Inc.*	277	601,713
Booz Allen Hamilton Holding Corp.	1,033	83,353
BorgWarner, Inc.	1,366	56,020
Boston Properties, Inc. REIT	932	113,993

	Number of Shares	Value
United States (Continued)
Boston Scientific Corp.*	9,683	$427,698
Bristol-Myers Squibb Co.	15,082	1,035,681
Broadcom, Inc.	2,737	1,607,823
Broadridge Financial Solutions, Inc.	747	109,219
Brookfield Renewable Corp., Class A	567	21,234
Brown & Brown, Inc.	1,712	115,748
Brown-Forman Corp., Class B	1,831	119,436
Bunge Ltd.	1,025	107,164
Burlington Stores, Inc.*	391	88,323
C.H. Robinson Worldwide, Inc.	837	80,921
Cable One, Inc.	36	51,583
Cadence Design Systems, Inc.*	1,940	293,774
Caesars Entertainment, Inc.*	1,393	117,277
Camden Property Trust REIT	658	108,642
Campbell Soup Co.	810	36,426
Capital One Financial Corp.	2,985	457,511
Cardinal Health, Inc.	2,191	118,336
Carlyle Group, Inc.	1,241	58,166
CarMax, Inc.*	1,029	112,501
Carnival Corp.*	5,494	111,693
Carrier Global Corp.	5,284	237,146
Carvana Co.*	487	73,279
Catalent, Inc.*	1,032	105,305
Caterpillar, Inc.	3,679	690,107
Cboe Global Markets, Inc.	745	87,381
CBRE Group, Inc., Class A*	2,362	228,760
CDW Corp.	886	152,800
Celanese Corp.	722	100,560
Centene Corp.*	3,784	312,634
CenterPoint Energy, Inc.	3,708	101,414
Ceridian HCM Holding, Inc.*	850	61,973
Cerner Corp.	1,919	178,947
CF Industries Holdings, Inc.	1,371	111,311
Charles River Laboratories International, Inc.*	315	91,715
Charles Schwab Corp.	9,543	806,002
Charter Communications, Inc., Class A*	865	520,540
Cheniere Energy, Inc.	1,717	228,189
Chevron Corp.	12,905	1,858,320
Chewy, Inc., Class A* (b)	472	22,250
Chipotle Mexican Grill, Inc.*	192	292,483
Church & Dwight Co., Inc.	1,525	149,221
Cigna Corp.	2,287	543,803
Cincinnati Financial Corp.	873	107,196
Cintas Corp.	608	228,195
Cisco Systems, Inc.	28,380	1,582,753
Citigroup, Inc.	13,232	783,731
Citizens Financial Group, Inc.	2,633	138,022
Citrix Systems, Inc.	921	94,402
Clorox Co.	915	133,398
Cloudflare, Inc., Class A*	1,588	184,875
CME Group, Inc.	2,413	570,747
CMS Energy Corp.	2,007	128,468
Coca-Cola Co.	27,503	1,711,787
Cognex Corp.	993	67,087
Cognizant Technology Solutions Corp., Class A	3,655	314,805

See Notes to Financial Statements.	28

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
United States (Continued)
Coinbase Global, Inc., Class A*	258	$49,219
Colgate-Palmolive Co.	5,235	402,833
Comcast Corp., Class A	30,829	1,441,564
Conagra Brands, Inc.	2,703	94,524
ConocoPhillips	9,024	856,017
Consolidated Edison, Inc.	2,539	217,770
Constellation Brands, Inc., Class A	1,079	232,654
Constellation Energy Corp.	2,245	103,225
Cooper Cos., Inc.	360	147,247
Copart, Inc.*	1,410	173,261
Corning, Inc.	5,502	222,281
Corteva, Inc.	4,633	241,055
CoStar Group, Inc.*	2,781	169,669
Costco Wholesale Corp.	2,958	1,535,941
Coterra Energy, Inc.	5,040	117,583
Coupa Software, Inc.*	474	57,359
Crowdstrike Holdings, Inc., Class A*	1,287	251,235
Crown Castle International Corp. REIT	2,892	481,778
Crown Holdings, Inc.	876	107,459
CSX Corp.	15,068	510,956
Cummins, Inc.	913	186,362
CVS Health Corp.	8,794	911,498
D.R. Horton, Inc.	2,272	194,029
Danaher Corp.	4,335	1,189,567
Darden Restaurants, Inc.	836	121,404
Datadog, Inc., Class A*	1,467	236,348
DaVita, Inc.*	433	48,829
Deere & Co.	2,009	723,280
Dell Technologies, Inc., Class C*	1,690	86,122
Delta Air Lines, Inc.*	606	24,191
DENTSPLY SIRONA, Inc.	1,408	76,229
Devon Energy Corp.	4,151	247,192
Dexcom, Inc.*	669	276,906
Diamondback Energy, Inc.	1,182	163,234
Digital Realty Trust, Inc. REIT	2,007	270,784
Discover Financial Services	2,105	259,841
Discovery, Inc., Class A*	1,239	34,754
Discovery, Inc., Class C*	1,882	52,640
DISH Network Corp., Class A*	1,734	55,419
DocuSign, Inc.*	1,299	153,841
Dollar General Corp.	1,621	321,509
Dollar Tree, Inc.*	1,552	220,508
Dominion Energy, Inc.	5,628	447,595
Domino’s Pizza, Inc.	236	102,002
DoorDash, Inc., Class A*	730	76,613
Dover Corp.	1,006	157,801
Dow, Inc.	4,831	284,836
DraftKings, Inc., Class A*(b)	2,175	51,504
Dropbox, Inc., Class A*	1,730	39,254
DTE Energy Co.	1,372	166,821
Duke Energy Corp.	5,223	524,441
Duke Realty Corp. REIT	2,819	149,407
DuPont de Nemours, Inc.	3,439	266,075
Dynatrace, Inc.*	1,458	64,764
Eastman Chemical Co.	938	111,125
Eaton Corp. PLC	2,559	394,828
eBay, Inc.	4,529	247,238
Ecolab, Inc.	1,734	305,635

	Number of Shares	Value
United States (Continued)
Edison International	2,555	$162,038
Edwards Lifesciences Corp.*	4,306	483,865
Elanco Animal Health, Inc.*	2,638	74,946
Electronic Arts, Inc.	1,914	248,992
Eli Lilly & Co.	5,498	1,374,225
Emerson Electric Co.	3,935	365,640
Enphase Energy, Inc.*	916	152,697
Entegris, Inc.	864	112,735
Entergy Corp.	1,366	143,717
EOG Resources, Inc.	4,043	464,622
EPAM Systems, Inc.*	385	79,984
Equifax, Inc.	798	174,235
Equinix, Inc. REIT	587	416,611
Equitable Holdings, Inc.	2,642	86,288
Equity LifeStyle Properties, Inc. REIT	1,284	95,812
Equity Residential REIT	2,389	203,782
Erie Indemnity Co., Class A	119	20,837
Essential Utilities, Inc.	1,458	68,686
Essex Property Trust, Inc. REIT	455	144,312
Estee Lauder Cos., Inc., Class A	1,548	458,719
Etsy, Inc.*	826	127,939
Evergy, Inc.	1,320	82,381
Eversource Energy	2,195	179,551
Exact Sciences Corp.*	1,118	87,271
Exelon Corp.	6,736	286,684
Expedia Group, Inc.*	926	181,598
Expeditors International of Washington, Inc.	1,092	112,869
Extra Space Storage, Inc. REIT	865	162,750
Exxon Mobil Corp.	28,466	2,232,304
F5, Inc.*	388	77,930
FactSet Research Systems, Inc.	291	118,172
Fair Isaac Corp.*	192	90,468
Fastenal Co.	3,625	186,542
FedEx Corp.	1,748	388,528
Fidelity National Financial, Inc.	1,614	76,891
Fidelity National Information Services, Inc.	4,146	394,824
Fifth Third Bancorp	4,930	235,851
First Citizens BancShares, Inc., Class A	79	62,288
First Republic Bank	1,211	209,818
FirstEnergy Corp.	3,882	162,462
Fiserv, Inc.*	4,065	397,029
FleetCor Technologies, Inc.*	581	136,070
FMC Corp.	1,025	120,181
Ford Motor Co.	26,773	470,134
Fortinet, Inc.*	942	324,538
Fortive Corp.	2,410	156,047
Fortune Brands Home & Security, Inc.	939	81,599
Fox Corp., Class A	1,830	76,549
Fox Corp., Class B	624	23,874
Franklin Resources, Inc.	2,099	62,403
Freeport-McMoRan, Inc.	9,977	468,420
Gartner, Inc.*	540	151,427
Generac Holdings, Inc.*	399	125,873
General Dynamics Corp.	1,555	364,570
General Electric Co.	7,347	701,712

See Notes to Financial Statements.	29

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
United States (Continued)
General Mills, Inc.	4,309	$290,556
General Motors Co.*	8,568	400,297
Genuine Parts Co.	1,032	126,069
Gilead Sciences, Inc.	8,351	504,400
Global Payments, Inc.	2,010	268,094
Globe Life, Inc.	675	68,148
GoDaddy, Inc., Class A*	1,284	107,098
Goldman Sachs Group, Inc.	2,217	756,640
Guidewire Software, Inc.*	563	49,628
Halliburton Co.	5,976	200,375
Hartford Financial Services Group, Inc.	2,150	149,382
Hasbro, Inc.	842	81,716
HCA Healthcare, Inc.	1,773	443,800
Healthpeak Properties, Inc. REIT	3,846	119,457
HEICO Corp. (b)	217	32,010
HEICO Corp., Class A	557	68,466
Henry Schein, Inc. *	841	72,646
Hershey Co.	1,025	207,316
Hess Corp.	1,824	184,333
Hewlett Packard Enterprise Co.	9,551	152,052
Hilton Worldwide Holdings, Inc.*	1,805	268,692
Hologic, Inc.*	1,806	128,533
Home Depot, Inc.	7,011	2,214,284
Honeywell International, Inc.	4,678	887,650
Horizon Therapeutics PLC*	1,440	131,285
Hormel Foods Corp.	2,095	99,806
Host Hotels & Resorts, Inc. REIT*	5,598	102,275
Howmet Aerospace, Inc.	2,708	97,271
HP, Inc.	7,862	270,138
HubSpot, Inc.*	292	153,300
Humana, Inc.	897	389,585
Huntington Bancshares, Inc.	10,046	155,914
Huntington Ingalls Industries, Inc.	292	59,685
IAC/InterActiveCorp*	559	64,151
IDEX Corp.	576	110,534
IDEXX Laboratories, Inc.*	576	306,634
Illinois Tool Works, Inc.	2,158	466,862
Illumina, Inc.*	1,028	335,745
Incyte Corp.*	1,277	87,219
Ingersoll Rand, Inc.	2,728	137,819
Insulet Corp.*	480	127,051
Intel Corp.	26,962	1,286,087
Intercontinental Exchange, Inc.	3,708	475,069
International Business Machines Corp.	6,075	744,248
International Flavors & Fragrances, Inc.	1,685	224,105
International Paper Co.	2,462	107,171
Interpublic Group of Cos., Inc.	3,016	110,989
Intuit, Inc.	1,823	864,776
Intuitive Surgical, Inc.*	2,371	688,372
Invesco Ltd.	2,734	58,070
Invitation Homes, Inc. REIT	4,135	156,303
IPG Photonics Corp.*	274	35,716
IQVIA Holdings, Inc.*	1,294	297,775
Iron Mountain, Inc. REIT	1,702	83,704
J M Smucker Co.	842	113,459
Jack Henry & Associates, Inc.	438	77,438
Jacobs Engineering Group, Inc.	930	114,390

	Number of Shares	Value
United States (Continued)
JB Hunt Transport Services, Inc.	543	$110,191
Johnson & Johnson	17,621	2,899,888
Johnson Controls International PLC	4,863	315,900
JPMorgan Chase & Co.	19,849	2,814,588
Juniper Networks, Inc.	1,832	61,903
Kellogg Co.	1,563	99,938
Keurig Dr Pepper, Inc.	4,971	192,229
KeyCorp	6,786	170,125
Keysight Technologies, Inc.*	1,303	205,053
Kimberly-Clark Corp.	2,285	297,393
Kimco Realty Corp. REIT	4,536	106,732
Kinder Morgan, Inc.	13,953	242,782
KKR & Co., Inc.	3,606	216,793
KLA Corp.	1,028	358,258
Knight-Swift Transportation Holdings, Inc.	1,030	56,114
Kraft Heinz Co.	4,284	168,018
Kroger Co.	4,870	227,916
L3Harris Technologies, Inc.	1,370	345,665
Laboratory Corp. of America Holdings*	669	181,473
Lam Research Corp.	964	541,141
Las Vegas Sands Corp.*	2,464	105,607
Lear Corp.	385	60,576
Leidos Holdings, Inc.	746	75,973
Lennar Corp., Class A	1,829	164,390
Lennox International, Inc.	207	55,254
Liberty Broadband Corp., Class A*	135	19,549
Liberty Broadband Corp., Class C*	965	141,565
Liberty Media Corp.-Liberty Formula One, Class C*	1,454	88,301
Liberty Media Corp-Liberty SiriusXM, Class A*	575	28,957
Liberty Media Corp-Liberty SiriusXM, Class C*	1,208	60,787
Lincoln National Corp.	1,294	87,241
Live Nation Entertainment, Inc.*	1,122	135,560
LKQ Corp.	2,009	94,323
Lockheed Martin Corp.	1,661	720,542
Loews Corp.	1,644	100,843
Lowe’s Cos., Inc.	4,586	1,013,781
Lucid Group, Inc.* (b)	2,700	78,246
Lumen Technologies, Inc. (b)	5,406	56,006
Lyft, Inc., Class A*	1,816	70,715
LyondellBasell Industries NV, Class A	1,862	181,042
M&T Bank Corp.	838	152,709
Marathon Petroleum Corp.	4,322	336,554
Markel Corp.*	82	101,919
MarketAxess Holdings, Inc.	288	109,852
Marriott International, Inc., Class A*	1,750	297,745
Marsh & McLennan Cos., Inc.	3,308	514,096
Martin Marietta Materials, Inc.	454	172,248
Marvell Technology, Inc.	5,489	375,063
Masco Corp.	1,516	84,957
Masimo Corp.*	364	57,312
Mastercard, Inc., Class A	5,921	2,136,415
Match Group, Inc.*	1,833	204,361
McCormick & Co., Inc.	1,513	143,992

See Notes to Financial Statements.	30

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
United States (Continued)
McDonald’s Corp.	5,027	$1,230,459
McKesson Corp.	1,001	275,235
Medical Properties Trust, Inc. REIT	4,054	82,458
Merck & Co., Inc.	16,777	1,284,783
Meta Platforms, Inc., Class A*	15,954	3,366,773
MetLife, Inc.	5,135	346,869
Mettler-Toledo International, Inc.*	162	228,216
MGM Resorts International	2,435	107,846
Microchip Technology, Inc.	3,556	250,093
Micron Technology, Inc.	7,631	678,091
Microsoft Corp.	47,849	14,296,803
Mid-America Apartment Communities, Inc. REIT	752	153,867
Moderna, Inc.*	2,285	350,976
Mohawk Industries, Inc.*	399	56,171
Molina Healthcare, Inc.*	398	122,134
Molson Coors Beverage Co., Class B	1,196	62,407
Mondelez International, Inc., Class A	9,425	617,149
MongoDB, Inc.*	399	152,414
Monolithic Power Systems, Inc.	276	126,601
Monster Beverage Corp.*	2,574	217,246
Moody’s Corp.	1,106	356,165
Morgan Stanley	9,184	833,356
Mosaic Co.	2,554	133,906
Motorola Solutions, Inc.	1,118	246,441
MSCI, Inc.	524	262,886
Nasdaq, Inc.	832	142,397
NetApp, Inc.	1,547	121,254
Netflix, Inc.*	2,952	1,164,623
Neurocrine Biosciences, Inc.*	676	60,752
Newell Brands, Inc.	1,946	46,217
Newmont Corp.	5,506	364,497
News Corp., Class A	2,709	60,465
NextEra Energy, Inc.	13,107	1,025,885
NIKE, Inc., Class B	8,540	1,166,137
NiSource, Inc.	1,861	53,839
Nordson Corp.	376	85,160
Norfolk Southern Corp.	1,654	424,284
Northern Trust Corp.	1,429	162,763
Northrop Grumman Corp.	1,028	454,520
NortonLifeLock, Inc.	3,629	105,168
Novavax, Inc.* (b)	495	41,268
NRG Energy, Inc.	1,642	62,133
Nuance Communications, Inc.*	2,038	113,150
Nucor Corp.	1,926	253,500
NVIDIA Corp.	16,709	4,074,490
NVR, Inc.*	22	109,086
Occidental Petroleum Corp.	5,809	254,028
Okta, Inc.*	1,068	195,273
Old Dominion Freight Line, Inc.	672	211,028
Omnicom Group, Inc.	1,368	114,761
ON Semiconductor Corp.*	2,997	187,642
ONEOK, Inc.	2,913	190,219
Oracle Corp.	11,218	852,231
O’Reilly Automotive, Inc.*	445	288,912
Otis Worldwide Corp.	2,744	214,938
Owens Corning	549	51,161

	Number of Shares	Value
United States (Continued)
PACCAR, Inc.	2,285	$209,786
Packaging Corp. of America	577	84,929
Palantir Technologies, Inc., Class A*	11,819	140,055
Palo Alto Networks, Inc.*	668	396,959
Paramount Global, Class B	4,237	129,695
Parker-Hannifin Corp.	876	259,638
Paychex, Inc.	2,190	260,741
Paycom Software, Inc.*	322	109,226
PayPal Holdings, Inc.*	7,510	840,594
Peloton Interactive, Inc., Class A*	1,666	48,414
PepsiCo, Inc.	9,183	1,503,624
PerkinElmer, Inc.	767	137,761
Pfizer, Inc.	37,675	1,768,464
PG&E Corp.* (b)	10,167	115,599
Philip Morris International, Inc.	10,330	1,044,053
Phillips 66	2,896	243,959
Pinterest, Inc., Class A*	3,552	95,016
Pioneer Natural Resources Co.	1,552	371,859
Plug Power, Inc.* (b)	3,261	82,471
PNC Financial Services Group, Inc.	2,786	555,110
Pool Corp.	280	128,402
PPG Industries, Inc.	1,482	197,773
PPL Corp.	4,561	119,361
Principal Financial Group, Inc.	1,747	123,408
Procter & Gamble Co.	16,182	2,522,612
Progressive Corp.	3,961	419,589
Prologis, Inc. REIT	4,872	710,581
Prudential Financial, Inc.	2,398	267,761
PTC, Inc.*	608	67,658
Public Service Enterprise Group, Inc.	3,234	209,660
Public Storage REIT	1,099	390,167
PulteGroup, Inc.	1,823	90,530
Qorvo, Inc.*	656	89,728
QUALCOMM, Inc.	7,605	1,307,984
Quest Diagnostics, Inc.	848	111,317
Raymond James Financial, Inc.	1,294	141,887
Raytheon Technologies Corp.	10,056	1,032,751
Realty Income Corp. REIT	3,932	259,866
Regency Centers Corp. REIT	1,168	76,960
Regeneron Pharmaceuticals, Inc.*	699	432,234
Regions Financial Corp.	6,786	164,153
Republic Services, Inc.	1,457	175,248
ResMed, Inc.	917	226,270
RingCentral, Inc., Class A*	576	75,364
Rivian Automotive, Inc., Class A* (b)	1,155	78,032
Robert Half International, Inc.	844	101,525
Robinhood Markets, Inc., Class A* (b)	1,559	18,724
Rockwell Automation, Inc.	830	221,261
Roku, Inc.*	765	106,740
Rollins, Inc.	1,479	48,260
Roper Technologies, Inc.	711	318,684
Ross Stores, Inc.	2,461	224,911
Royal Caribbean Cruises Ltd.*	1,549	125,035
Royalty Pharma PLC, Class A	2,262	88,806
RPM International, Inc.	842	71,208
S&P Global, Inc.	2,311	868,243
salesforce.com, Inc.*	6,573	1,383,814

See Notes to Financial Statements.	31

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
United States (Continued)
SBA Communications Corp. REIT	692	$209,946
Schlumberger N.V.	9,261	363,402
Seagate Technology Holdings PLC	1,276	131,632
Seagen, Inc.*	988	127,324
Sealed Air Corp.	1,106	74,246
SEI Investments Co.	767	44,931
Sempra Energy	2,172	313,246
Sensata Technologies Holding PLC*	1,033	59,821
ServiceNow, Inc.*	1,337	775,353
Sherwin-Williams Co.	1,647	433,375
Signature Bank	407	140,370
Simon Property Group, Inc. REIT	2,119	291,490
Sirius XM Holdings, Inc. (b)	5,127	31,582
Skyworks Solutions, Inc.	993	137,203
Snap, Inc., Class A*	7,135	284,972
Snap-on, Inc.	404	84,913
Snowflake, Inc., Class A*	1,415	375,909
SoFi Technologies, Inc.* (b)	3,508	40,167
Southern Co.	7,179	464,984
Southwest Airlines Co.*	1,032	45,202
Splunk, Inc.*	1,118	132,036
SS&C Technologies Holdings, Inc.	1,649	123,626
Stanley Black & Decker, Inc.	1,118	181,899
Starbucks Corp.	7,851	720,643
State Street Corp.	2,562	218,615
Steel Dynamics, Inc.	1,557	109,893
STERIS PLC	669	160,560
Stryker Corp.	2,285	601,755
Sun Communities, Inc. REIT	759	137,379
Sunrun, Inc.*	1,223	33,363
SVB Financial Group*	381	230,886
Synchrony Financial	3,601	154,051
Synopsys, Inc.*	997	311,453
Sysco Corp.	3,586	312,341
T. Rowe Price Group, Inc.	1,553	224,502
Take-Two Interactive Software, Inc.*	758	122,796
Target Corp.	3,274	654,047
TE Connectivity Ltd.	2,113	300,955
Teladoc Health, Inc.*	987	74,923
Teledyne Technologies, Inc.*	312	133,967
Teleflex, Inc.	292	98,203
Teradyne, Inc.	1,114	131,363
Tesla, Inc.*	5,730	4,987,564
Texas Instruments, Inc.	6,126	1,041,359
Textron, Inc.	1,466	107,209
Thermo Fisher Scientific, Inc.	2,645	1,438,880
TJX Cos., Inc.	8,180	540,698
T-Mobile US, Inc.*	4,223	520,316
Tractor Supply Co.	763	155,492
Trade Desk, Inc., Class A*	2,761	235,569
Tradeweb Markets, Inc., Class A	663	56,010
TransDigm Group, Inc.*	326	217,308
TransUnion	1,393	126,429
Travelers Cos., Inc.	1,747	300,187
Trimble, Inc.*	1,732	120,807
Truist Financial Corp.	8,978	558,611
Twilio, Inc., Class A*	1,081	188,959

	Number of Shares	Value
United States (Continued)
Twitter, Inc.*	5,027	$178,710
Tyler Technologies, Inc.*	291	124,624
Tyson Foods, Inc., Class A	1,860	172,348
Uber Technologies, Inc.*	9,964	359,003
UDR, Inc. REIT	1,838	100,851
UGI Corp.	1,278	49,126
Ulta Beauty, Inc.*	321	120,214
Union Pacific Corp.	4,356	1,071,358
United Parcel Service, Inc., Class B	4,864	1,023,483
United Rentals, Inc.*	487	156,629
UnitedHealth Group, Inc.	6,302	2,998,933
Unity Software, Inc.*	398	42,367
Universal Health Services, Inc., Class B	522	75,131
Upstart Holdings, Inc.*	137	21,645
US Bancorp	9,505	537,413
Vail Resorts, Inc.	290	75,559
Valero Energy Corp.	2,545	212,533
Veeva Systems, Inc., Class A*	929	212,787
Ventas, Inc. REIT	2,942	158,868
VeriSign, Inc.*	673	143,834
Verisk Analytics, Inc.	1,020	180,887
Verizon Communications, Inc.	27,659	1,484,459
Vertex Pharmaceuticals, Inc.*	1,729	397,705
VF Corp.	2,293	133,040
Viatris, Inc.	8,009	88,179
VICI Properties, Inc. REIT	3,795	106,108
Visa, Inc., Class A	11,324	2,447,343
Vistra Corp.	2,919	66,612
VMware, Inc., Class A	1,385	162,488
Vornado Realty Trust REIT	1,115	48,257
Vulcan Materials Co.	829	150,422
W.R. Berkley Corp.	832	75,130
W.W. Grainger, Inc.	299	142,641
Walgreens Boots Alliance, Inc.	4,766	219,665
Walmart, Inc.	10,325	1,395,527
Walt Disney Co.*	12,196	1,810,618
Waste Connections, Inc.	1,837	226,851
Waste Management, Inc.	2,822	407,497
Waters Corp.*	402	127,325
Wayfair, Inc., Class A* (b)	474	66,772
Webster Financial Corp.	1,203	72,433
WEC Energy Group, Inc.	1,989	180,760
Wells Fargo & Co.	26,776	1,429,035
Welltower, Inc. REIT	2,717	226,299
West Pharmaceutical Services, Inc.	506	195,862
Western Digital Corp.*	2,261	115,175
Western Union Co.	3,307	60,121
Westinghouse Air Brake Technologies Corp.	1,123	104,237
Westrock Co.	1,640	74,243
Weyerhaeuser Co. REIT	4,686	182,192
Whirlpool Corp.	388	78,093
Williams Cos., Inc.	7,563	236,571
Workday, Inc., Class A*	1,310	300,055
WP Carey, Inc. REIT	1,107	85,682
Wynn Resorts Ltd.*	669	57,882
Xcel Energy, Inc.	3,741	251,882

See Notes to Financial Statements.	32

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
United States (Continued)
Xylem, Inc.	1,277	$113,589
Yum! Brands, Inc.	1,926	236,089
Zebra Technologies Corp., Class A*	342	141,362
Zendesk, Inc.*	762	88,903
Zillow Group, Inc., Class A*	412	23,595
Zillow Group, Inc., Class C*	938	53,954
Zimmer Biomet Holdings, Inc.	1,372	174,505
Zoetis, Inc.	3,104	601,090
Zoom Video Communications, Inc., Class A*	1,543	204,602
ZoomInfo Technologies, Inc.*	1,529	83,621
Zscaler, Inc.*	541	129,380

(Cost $217,048,224)		257,352,542

TOTAL COMMON STOCKS (Cost $311,251,267)		360,119,063

PREFERRED STOCKS — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	301	24,646
FUCHS PETROLUB SE	392	15,630
Henkel AG & Co. KGaA	909	72,327
Porsche Automobil Holding SE	1,111	113,407
Sartorius AG	160	70,843

	Number of Shares	Value
Germany (Continued)
Volkswagen AG	1,202	$240,370

(Cost $530,676)		537,223

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA*, expires 11/22/23 (Cost $0)	19,824	17,502

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f) (Cost $300,102)	300,102	300,102

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e) (Cost $60,718)	60,718	60,718

TOTAL INVESTMENTS — 99.9% (Cost $312,142,763)		$361,034,608
Other assets and liabilities, net — 0.1%		493,447

NET ASSETS — 100.0%		$361,528,055

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG*(c)
356,205	—	(196,813)		57,895	(45,107)	—	—	13,614	172,180

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (e)(f)
430,881	—	(130,779	) (g)	—	—	68	—	300,102	300,102

CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series “Institutional Shares”, 0.04% (e)
985,575	8,785,931	(9,710,788)		—	—	92	—	60,718	60,718

1,772,661	8,785,931	(10,038,380)		57,895	(45,107)	160	—	374,434	533,000

*	Non-income producing security.
(a)	Stapled Security—A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $1,746,297, which is 0.5% of net assets.

(c)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(d)	Investment was valued using significant unobservable inputs.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,527,554.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

See Notes to Financial Statements.	33

DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Kokusai Equity ETF (Continued)

February 28, 2022 (Unaudited)

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
REIT:	Real Estate Investment Trust
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	USD	2	$465,929	$436,800	3/18/2022	$(29,129)
MINI S&P/TSX 60 Futures	CAD	1	49,690	50,278	3/17/2022	588
MSCI EAFE Futures	USD	3	328,500	323,970	3/18/2022	(4,530)

Total net unrealized depreciation						$(33,071)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

CAD	Canadian Dollar
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (h)	$360,102,870	$—	$16,193	$360,119,063
Preferred Stocks	537,223	—	—	537,223
Warrants	17,502	—	—	17,502
Short-Term Investments (h)	360,820	—	—	360,820
Derivatives (i)
Futures Contracts	588	—	—	588

TOTAL	$361,019,003	$—	$16,193	$361,035,196

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(33,659)	$—	$—	$(33,659)

TOTAL	$(33,659)	$—	$—	$(33,659)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

During the period ended February 28, 2022, the amount of transfers from Level 1 to Level 3 was $61,210. The investments were transferred from Level 1 to Level 3 due to the lack of observable market data due to a decrease in market activity.

See Notes to Financial Statements.	34

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 98.4%
Communication Services — 10.6%
Activision Blizzard, Inc.	299	$24,369
Alphabet, Inc., Class A*	139	375,458
Alphabet, Inc., Class C*	139	374,997
AT&T, Inc.	3,749	88,814
Charter Communications, Inc., Class A*	33	19,859
Discovery, Inc., Class C*	172	4,811
DISH Network Corp., Class A* (a)	80	2,557
Electronic Arts, Inc.	251	32,653
Fox Corp., Class A	292	12,214
Fox Corp., Class B	141	5,395
Interpublic Group of Cos., Inc.	348	12,806
Lumen Technologies, Inc. (a)	251	2,600
Meta Platforms, Inc., Class A*	1,589	335,327
New York Times Co., Class A	93	4,091
News Corp., Class A	151	3,370
Nexstar Media Group, Inc., Class A	20	3,701
Omnicom Group, Inc.	134	11,241
Take-Two Interactive Software, Inc.*	79	12,798
Verizon Communications, Inc.	2,938	157,682
Walt Disney Co.*	100	14,846

(Cost $1,375,246)		1,499,589

Consumer Discretionary — 13.2%
Advance Auto Parts, Inc.	86	17,585
Amazon.com, Inc.*	168	515,972
AutoNation, Inc.*	45	5,160
AutoZone, Inc.*	17	31,678
Bath & Body Works, Inc.	73	3,896
Best Buy Co., Inc.	380	36,723
Booking Holdings, Inc.*	21	45,617
BorgWarner, Inc.	122	5,003
Brunswick Corp.	65	6,209
Carnival Corp.*	258	5,245
Carter’s, Inc.	31	2,997
Chipotle Mexican Grill, Inc.*	8	12,187
Columbia Sportswear Co.	30	2,782
D.R. Horton, Inc.	210	17,934
Darden Restaurants, Inc.	93	13,505
Deckers Outdoor Corp.*	19	5,484
Dick’s Sporting Goods, Inc. (a)	107	11,235
Dollar General Corp.	271	53,750
Dollar Tree, Inc.*	237	33,673
Domino’s Pizza, Inc.	14	6,051
eBay, Inc.	870	47,493
Etsy, Inc.*	47	7,280
Expedia Group, Inc.*	61	11,963
Five Below, Inc.*	17	2,781
Floor & Decor Holdings, Inc., Class A*	45	4,303
Foot Locker, Inc.	155	4,901
Gap, Inc.	103	1,499
Garmin Ltd.	134	14,799
Gentex Corp.	280	8,476
Genuine Parts Co.	103	12,582
Grand Canyon Education, Inc.*	45	3,907
Home Depot, Inc.	688	217,291
Kohl’s Corp.	53	2,948

	Number of Shares	Value
Consumer Discretionary (Continued)
Las Vegas Sands Corp.*	79	$3,386
Lear Corp.	31	4,878
Lennar Corp., Class A	250	22,470
LKQ Corp.	175	8,216
Lowe’s Cos., Inc.	698	154,300
Lululemon Athletica, Inc.*	38	12,158
MGM Resorts International	86	3,809
Mohawk Industries, Inc.*	58	8,165
Newell Brands, Inc.	100	2,375
NIKE, Inc., Class B	422	57,624
NVR, Inc.*	3	14,875
Ollie’s Bargain Outlet Holdings, Inc.*	46	1,986
O’Reilly Automotive, Inc.*	58	37,656
Polaris, Inc. (a)	71	8,627
Pool Corp.	17	7,796
PulteGroup, Inc.	325	16,140
Qurate Retail, Inc., Series A	277	1,526
Ralph Lauren Corp.	26	3,433
Ross Stores, Inc.	210	19,192
Royal Caribbean Cruises Ltd.*	58	4,682
Starbucks Corp.	529	48,557
Tapestry, Inc.	150	6,135
Target Corp.	706	141,038
Tempur Sealy International, Inc.	115	3,796
Thor Industries, Inc. (a)	38	3,439
TJX Cos., Inc.	416	27,498
Tractor Supply Co.	127	25,881
Ulta Beauty, Inc.*	33	12,359
Victoria’s Secret & Co.*	24	1,287
Wayfair, Inc., Class A* (a)	38	5,353
Whirlpool Corp.	38	7,648
Williams-Sonoma, Inc.	106	15,355
YETI Holdings, Inc.*	38	2,339
Yum China Holdings, Inc.	44	2,289

(Cost $1,896,746)		1,869,177

Consumer Staples — 7.9%
Altria Group, Inc.	1,071	54,932
Boston Beer Co., Inc., Class A*	3	1,150
Campbell Soup Co.	65	2,923
Church & Dwight Co., Inc.	86	8,415
Clorox Co.	93	13,559
Colgate-Palmolive Co.	430	33,089
Conagra Brands, Inc.	155	5,420
Costco Wholesale Corp.	448	232,624
Darling Ingredients, Inc.*	38	2,754
Estee Lauder Cos., Inc., Class A	83	24,595
General Mills, Inc.	243	16,386
Herbalife Nutrition Ltd.*	93	3,309
Hershey Co.	76	15,372
Hormel Foods Corp.	237	11,291
Ingredion, Inc.	45	3,993
J M Smucker Co.	47	6,333
Kellogg Co.	89	5,691
Kimberly-Clark Corp.	217	28,243
Kroger Co.	539	25,225
Monster Beverage Corp.*	253	21,353

See Notes to Financial Statements.	35

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Consumer Staples (Continued)
PepsiCo, Inc.	79	$12,935
Philip Morris International, Inc.	1,192	120,475
Procter & Gamble Co.	1,219	190,030
Spectrum Brands Holdings, Inc.	31	2,876
Sysco Corp.	244	21,252
Tyson Foods, Inc., Class A	122	11,305
Walgreens Boots Alliance, Inc.	499	22,999
Walmart, Inc.	1,677	226,663

(Cost $1,033,453)		1,125,192

Energy — 3.8%
Chevron Corp.	980	141,120
ConocoPhillips	777	73,706
Coterra Energy, Inc.	423	9,869
Devon Energy Corp.	250	14,887
Diamondback Energy, Inc.	52	7,181
DT Midstream, Inc.	31	1,646
EOG Resources, Inc.	637	73,204
Exxon Mobil Corp.	1,737	136,216
Marathon Oil Corp.	271	6,114
Marathon Petroleum Corp.	368	28,656
Phillips 66	66	5,560
Pioneer Natural Resources Co.	111	26,596
Valero Energy Corp.	65	5,428

(Cost $438,990)		530,183

Financials — 8.3%
Aflac, Inc.	210	12,829
Allstate Corp.	224	27,409
Aon PLC, Class A	86	25,124
Apollo Global Management, Inc.	79	5,156
Arch Capital Group Ltd.*	223	10,505
Berkshire Hathaway, Inc., Class B*	1,717	551,930
Brown & Brown, Inc.	79	5,341
Capital One Financial Corp.	162	24,830
Cboe Global Markets, Inc.	100	11,729
Cincinnati Financial Corp.	160	19,646
Credit Acceptance Corp.*	11	6,051
Erie Indemnity Co., Class A	24	4,202
Evercore, Inc., Class A	99	12,574
FactSet Research Systems, Inc.	30	12,183
Fidelity National Financial, Inc.	368	17,531
First American Financial Corp.	132	8,849
Franklin Resources, Inc.	279	8,295
Hartford Financial Services Group, Inc.	86	5,975
Lazard Ltd., Class A	168	5,809
LPL Financial Holdings, Inc.	113	20,447
Markel Corp.*	3	3,729
MarketAxess Holdings, Inc.	17	6,484
Marsh & McLennan Cos., Inc.	243	37,765
MGIC Investment Corp.	656	9,958
Moody’s Corp.	127	40,898
MSCI, Inc.	51	25,586
Nasdaq, Inc.	38	6,504
Old Republic International Corp.	162	4,269
Progressive Corp.	970	102,752
S&P Global, Inc. (a)	192	72,134

	Number of Shares	Value
Financials (Continued)
SEI Investments Co.	141	$8,260
Synchrony Financial	265	11,337
T. Rowe Price Group, Inc.	276	39,899
Travelers Cos., Inc.	58	9,966
White Mountains Insurance Group Ltd.	4	4,201

(Cost $966,655)		1,180,157

Health Care — 14.8%
AbbVie, Inc.	560	82,751
ABIOMED, Inc.*	19	5,904
Align Technology, Inc.*	21	10,741
AmerisourceBergen Corp.	99	14,110
Amgen, Inc.	412	93,310
Anthem, Inc.	300	135,555
Biogen, Inc.*	272	57,395
Bio-Rad Laboratories, Inc., Class A*	27	16,901
Bristol-Myers Squibb Co.	176	12,086
Cardinal Health, Inc.	271	14,637
Cerner Corp.	303	28,255
Chemed Corp.	16	7,653
Cigna Corp.	512	121,743
CVS Health Corp.	930	96,394
DaVita, Inc.*	65	7,330
Edwards Lifesciences Corp.*	313	35,172
Eli Lilly & Co.	206	51,490
Exelixis, Inc.*	182	3,736
Gilead Sciences, Inc.	91	5,496
HCA Healthcare, Inc.	129	32,290
Henry Schein, Inc.*	160	13,821
Hologic, Inc.*	89	6,334
Humana, Inc.	232	100,762
IDEXX Laboratories, Inc.*	22	11,712
Illumina, Inc.*	26	8,492
Incyte Corp.*	38	2,595
Intuitive Surgical, Inc.*	60	17,420
Jazz Pharmaceuticals PLC*	37	5,084
Johnson & Johnson	1,810	297,872
Laboratory Corp. of America Holdings*	45	12,207
Masimo Corp.*	17	2,677
McKesson Corp.	210	57,742
Merck & Co., Inc.	667	51,079
Mettler-Toledo International, Inc.*	13	18,314
Molina Healthcare, Inc.*	31	9,513
Neurocrine Biosciences, Inc.*	38	3,415
Organon & Co.	381	14,223
PerkinElmer, Inc.	32	5,747
Pfizer, Inc.	1,318	61,867
Premier, Inc., Class A	107	3,846
Quest Diagnostics, Inc.	84	11,027
Quidel Corp.*	45	4,760
Regeneron Pharmaceuticals, Inc.*	98	60,599
ResMed, Inc.	45	11,104
Sage Therapeutics, Inc. *(a)	65	2,364
Seagen, Inc.*	38	4,897
Thermo Fisher Scientific, Inc.	127	69,088
United Therapeutics Corp.*	26	4,321
UnitedHealth Group, Inc.	658	313,122

See Notes to Financial Statements.	36

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Health Care (Continued)
Universal Health Services, Inc., Class B	79	$11,370
Vertex Pharmaceuticals, Inc.*	168	38,643
Waters Corp.*	38	12,036
West Pharmaceutical Services, Inc.	38	14,709

(Cost $1,841,545)		2,095,711

Industrials — 6.9%
3M Co.	251	37,311
A O Smith Corp.	148	10,150
Acuity Brands, Inc.	52	9,483
AGCO Corp.	58	6,969
Alaska Air Group, Inc.*	107	6,007
Boeing Co.*	52	10,678
Booz Allen Hamilton Holding Corp.	38	3,066
C.H. Robinson Worldwide, Inc.	52	5,027
Carlisle Cos., Inc.	17	4,036
Carrier Global Corp.	1,001	44,925
Caterpillar, Inc.	113	21,197
Cintas Corp.	24	9,008
Copart, Inc.*	127	15,606
Cummins, Inc.	172	35,109
Delta Air Lines, Inc.*	564	22,515
Donaldson Co., Inc.	72	3,907
Eaton Corp. PLC	113	17,435
Emerson Electric Co.	388	36,053
Expeditors International of Washington, Inc.	168	17,364
Fastenal Co.	475	24,443
FedEx Corp.	60	13,336
Fortune Brands Home & Security, Inc.	31	2,694
FTI Consulting, Inc.*	38	5,548
General Dynamics Corp.	58	13,598
Graco, Inc.	113	8,146
Honeywell International, Inc.	38	7,211
Huntington Ingalls Industries, Inc.	52	10,629
Illinois Tool Works, Inc.	91	19,687
ITT, Inc.	79	6,942
Jacobs Engineering Group, Inc.	40	4,920
JB Hunt Transport Services, Inc.	93	18,872
JetBlue Airways Corp.*	188	2,871
Johnson Controls International PLC	258	16,760
Knight-Swift Transportation Holdings, Inc.	203	11,059
L3Harris Technologies, Inc.	65	16,400
Landstar System, Inc.	31	4,787
Lennox International, Inc.	13	3,470
Lincoln Electric Holdings, Inc.	43	5,481
Lockheed Martin Corp.	292	126,670
ManpowerGroup, Inc.	50	5,314
Masco Corp.	223	12,497
MSC Industrial Direct Co., Inc., Class A	51	3,951
Northrop Grumman Corp.	53	23,433
Old Dominion Freight Line, Inc.	70	21,982
Oshkosh Corp.	58	6,440
Otis Worldwide Corp.	354	27,729
Owens Corning	58	5,405
PACCAR, Inc.	103	9,456
Parker-Hannifin Corp.	33	9,781

	Number of Shares	Value
Industrials (Continued)
Pentair PLC	63	$3,648
Quanta Services, Inc.	86	9,369
Republic Services, Inc.	52	6,255
Robert Half International, Inc.	106	12,751
Rockwell Automation, Inc.	45	11,996
Snap-on, Inc.	52	10,929
Southwest Airlines Co.*	550	24,090
Stanley Black & Decker, Inc.	30	4,881
Textron, Inc.	65	4,753
Toro Co.	38	3,565
Trane Technologies PLC	50	7,697
Trex Co., Inc.*	51	4,684
Union Pacific Corp.	34	8,362
United Airlines Holdings, Inc.*	107	4,751
United Parcel Service, Inc., Class B	285	59,970
United Rentals, Inc.*	25	8,041
W.W. Grainger, Inc.	37	17,651
Watsco, Inc.	32	8,738

(Cost $910,721)		977,489

Information Technology — 29.1%
Accenture PLC, Class A	458	144,737
Adobe, Inc.*	250	116,920
Advanced Micro Devices, Inc.*	499	61,547
Akamai Technologies, Inc.*	45	4,872
Amdocs Ltd.	138	10,861
Apple, Inc.	5,332	880,420
Applied Materials, Inc.	485	65,087
Arista Networks, Inc.*	148	18,164
Arrow Electronics, Inc.*	52	6,338
Autodesk, Inc.*	58	12,773
Automatic Data Processing, Inc.	313	63,990
Avnet, Inc.	100	4,207
Broadridge Financial Solutions, Inc.	97	14,182
Cadence Design Systems, Inc.*	145	21,957
CDW Corp.	25	4,311
Ciena Corp.*	148	10,126
Cirrus Logic, Inc.*	55	4,778
Cisco Systems, Inc.	4,637	258,605
Citrix Systems, Inc.	107	10,967
Cognex Corp.	52	3,513
Cognizant Technology Solutions Corp., Class A	680	58,568
Dell Technologies, Inc., Class C*	65	3,312
Dolby Laboratories, Inc., Class A	45	3,380
Enphase Energy, Inc.*	20	3,334
EPAM Systems, Inc.*	17	3,532
F5, Inc.*	44	8,837
Fortinet, Inc.*	73	25,150
Hewlett Packard Enterprise Co.	361	5,747
HP, Inc.	2,306	79,234
Intel Corp.	6,778	323,311
International Business Machines Corp.	237	29,035
Intuit, Inc.	120	56,924
IPG Photonics Corp.*	17	2,216
Jabil, Inc.	131	7,573
Jack Henry & Associates, Inc.	52	9,194

See Notes to Financial Statements.	37

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Keysight Technologies, Inc.*	64	$10,072
KLA Corp.	63	21,956
Kyndryl Holdings, Inc.*	45	714
Lam Research Corp.	72	40,417
Mastercard, Inc., Class A	481	173,554
Micron Technology, Inc.	1,355	120,405
Microsoft Corp.	2,448	731,438
MKS Instruments, Inc.	23	3,464
Monolithic Power Systems, Inc.	11	5,046
National Instruments Corp.	80	3,212
NetApp, Inc.	235	18,419
NortonLifeLock, Inc.	223	6,463
NVIDIA Corp.	540	131,679
Oracle Corp.	1,118	84,934
Paychex, Inc.	244	29,051
PayPal Holdings, Inc.*	49	5,485
Qorvo, Inc.*	58	7,933
salesforce.com, Inc.*	225	47,369
Skyworks Solutions, Inc.	141	19,482
Synopsys, Inc.*	66	20,618
TD SYNNEX Corp.	38	3,870
Teledyne Technologies, Inc.*	12	5,153
Teradyne, Inc.	145	17,098
Texas Instruments, Inc.	774	131,572
Tyler Technologies, Inc.*	10	4,283
Universal Display Corp.	20	3,098
VeriSign, Inc.*	52	11,113
Visa, Inc., Class A (a)	540	116,705
VMware, Inc., Class A	65	7,626
Western Union Co.	365	6,636
Zebra Technologies Corp., Class A*	13	5,373

(Cost $3,630,839)		4,131,940

Materials — 1.9%
Air Products and Chemicals, Inc.	112	26,465
Amcor PLC	981	11,409
Berry Global Group, Inc.*	52	3,154
Celanese Corp.	93	12,953
CF Industries Holdings, Inc.	120	9,743
Corteva, Inc.	608	31,634
Dow, Inc.	457	26,945
DuPont de Nemours, Inc.	32	2,476
Eagle Materials, Inc.	24	3,284
International Paper Co.	251	10,926
Louisiana-Pacific Corp.	107	7,699
LyondellBasell Industries NV, Class A	143	13,904
Mosaic Co.	113	5,924
Newmont Corp.	477	31,577
Nucor Corp.	155	20,401
Packaging Corp. of America	58	8,537
Reliance Steel & Aluminum Co.	72	13,743
Scotts Miracle-Gro Co.	31	4,342
Sherwin-Williams Co.	76	19,998
Steel Dynamics, Inc.	93	6,564
Sylvamo Corp.*	24	838

(Cost $241,982)		272,516

	Number of Shares	Value
Real Estate — 1.1%
Apartment Income REIT Corp. REIT	70	$3,613
Boston Properties, Inc. REIT	38	4,648
CBRE Group, Inc., Class A*	402	38,934
Gaming and Leisure Properties, Inc. REIT	65	2,952
Highwoods Properties, Inc. REIT	58	2,529
Host Hotels & Resorts, Inc. REIT*	415	7,582
Jones Lang LaSalle, Inc.*	31	7,633
Kimco Realty Corp. REIT	320	7,529
Public Storage REIT	121	42,957
Simon Property Group, Inc. REIT	148	20,359
VICI Properties, Inc. REIT	187	5,228
Vornado Realty Trust REIT	162	7,011
Weyerhaeuser Co. REIT	216	8,398

(Cost $133,561)		159,373

Utilities — 0.8%
AES Corp.	293	6,220
Constellation Energy Corp.	155	7,127
DTE Energy Co.	58	7,052
Entergy Corp.	50	5,261
Evergy, Inc.	102	6,366
Exelon Corp.	465	19,790
NRG Energy, Inc.	349	13,206
PPL Corp.	206	5,391
Public Service Enterprise Group, Inc.	230	14,911
Sempra Energy	90	12,980
Vistra Corp.	478	10,908

(Cost $100,437)		109,212

TOTAL COMMON STOCKS (Cost $12,570,175)		13,950,539

SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $10,656)	10,656	10,656

CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $204,073)	204,073	$204,073

TOTAL INVESTMENTS — 99.9% (Cost $12,784,904)		$14,165,268
Other assets and liabilities, net — 0.1%		20,533

NET ASSETS — 100.0%		$14,185,801

See Notes to Financial Statements.	38

DBX ETF Trust

Schedule of Investments

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF (Continued)

February 28, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 0.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
18,629	—	(7,973	)(d)	—	—	—	—	10,656	10,656

CASH EQUIVALENTS — 1.4%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
187,481	452,409	(435,817)		—	—	36	—	204,073	204,073

206,110	452,409	(443,790)		—	—	36	—	214,729	214,729

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $173,156, which is 1.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $167,437.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

REIT:	Real Estate Investment Trust

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
E-Mini S&P 500 Futures	USD	1	$232,970	$218,400	3/18/2022	$(14,570)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$13,950,539	$—	$—	$13,950,539
Short-Term Investments (e)	214,729	—	—	214,729

TOTAL	$14,165,268	$—	$—	$14,165,268

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(14,570)	$—	$—	$(14,570)

TOTAL	$(14,570)	$—	$—	$(14,570)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	39

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF

February 28, 2022 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 99.6%
Communication Services — 2.6%
Activision Blizzard, Inc.	716	$58,354
Alphabet, Inc., Class A*	60	162,068
Alphabet, Inc., Class C*	60	161,869
AT&T, Inc.	3,437	81,423
Cable One, Inc.	24	34,388
Charter Communications, Inc., Class A*	167	100,497
Comcast Corp., Class A	1,540	72,010
Discovery, Inc., Class A*(a)	721	20,224
Discovery, Inc., Class C*	2,931	81,980
DISH Network Corp., Class A*	3,866	123,557
Electronic Arts, Inc.	1,108	144,140
Fox Corp., Class A	8,921	373,165
Fox Corp., Class B	3,758	143,781
Interpublic Group of Cos., Inc.	19,936	733,645
Liberty Broadband Corp., Class C*	200	29,340
Liberty Media Corp.-Liberty Formula One, Class C*	219	13,300
Liberty Media Corp-Liberty SiriusXM, Class A*	975	49,101
Liberty Media Corp-Liberty SiriusXM, Class C*	1,804	90,777
Loyalty Ventures, Inc.*	1,210	29,040
Lumen Technologies, Inc.	18,811	194,882
Match Group, Inc.*	351	39,133
Meta Platforms, Inc., Class A*	253	53,391
Netflix, Inc.*	33	13,019
New York Times Co., Class A	1,529	67,261
News Corp., Class A	12,117	270,451
News Corp., Class B	3,886	87,163
Nexstar Media Group, Inc., Class A	1,993	368,805
Omnicom Group, Inc.	4,888	410,054
Paramount Global, Class B	1,298	39,732
Playtika Holding Corp.*	1,817	37,430
Sirius XM Holdings, Inc. (a)	6,322	38,944
Take-Two Interactive Software, Inc.*	421	68,202
Verizon Communications, Inc.	1,565	83,994
Vimeo, Inc.*	855	11,107
Walt Disney Co.*	113	16,776
World Wrestling Entertainment, Inc., Class A (a)	846	50,134

(Cost $4,084,370)		4,353,137

Consumer Discretionary — 11.0%
Advance Auto Parts, Inc.	3,418	698,913
Amazon.com, Inc.*	19	58,354
Aptiv PLC*	393	50,870
Aramark	701	25,909
AutoNation, Inc.*	2,191	251,220
AutoZone, Inc.*	682	1,270,832
Bath & Body Works, Inc.	246	13,129
Best Buy Co., Inc.	8,513	822,696
Booking Holdings, Inc.*	12	26,067
BorgWarner, Inc.	1,354	55,528
Brunswick Corp.	2,634	251,600
Burlington Stores, Inc.*	64	14,457
CarMax, Inc.*	1,298	141,910
Carter’s, Inc.	1,443	139,509

	Number of Shares	Value
Consumer Discretionary (Continued)
Chipotle Mexican Grill, Inc.*	79	$120,345
Choice Hotels International, Inc.	330	47,635
Churchill Downs, Inc.	45	10,839
Columbia Sportswear Co.	1,231	114,138
D.R. Horton, Inc.	4,484	382,934
Darden Restaurants, Inc.	498	72,320
Deckers Outdoor Corp.*	482	139,124
Dick’s Sporting Goods, Inc. (a)	1,978	207,690
Dollar General Corp.	2,465	488,908
Dollar Tree, Inc.*	4,328	614,922
Domino’s Pizza, Inc.	746	322,429
DoorDash, Inc., Class A*	71	7,451
eBay, Inc.	14,917	814,319
Etsy, Inc.*	146	22,614
Five Below, Inc.*	511	83,605
Floor & Decor Holdings, Inc., Class A*	577	55,173
Foot Locker, Inc.	3,248	102,702
Ford Motor Co.	20,885	366,741
Frontdoor, Inc.*	292	8,775
Garmin Ltd.	2,750	303,710
General Motors Co.*	4,246	198,373
Gentex Corp.	7,362	222,848
Genuine Parts Co.	6,811	832,032
Grand Canyon Education, Inc.*	741	64,341
H&R Block, Inc.	7,532	186,869
Hanesbrands, Inc.	4,712	72,800
Harley-Davidson, Inc.	1,726	71,284
Hasbro, Inc.	370	35,908
Hayward Holdings, Inc.*(a)	550	9,839
Hilton Worldwide Holdings, Inc.*	487	72,495
Home Depot, Inc.	188	59,376
Kohl’s Corp.	659	36,654
Lear Corp.	390	61,363
Leggett & Platt, Inc.	2,028	75,198
Lennar Corp., Class A	3,785	340,196
Lennar Corp., Class B	289	21,819
Lithia Motors, Inc.	29	9,884
LKQ Corp.	8,211	385,506
Lowe’s Cos., Inc.	1,505	332,695
Lululemon Athletica, Inc.*	241	77,106
Marriott International, Inc., Class A*	184	31,306
Mattel, Inc.*	1,861	46,488
McDonald’s Corp.	335	81,998
Mister Car Wash, Inc.*	1,197	19,176
Mohawk Industries, Inc.*	1,015	142,892
Newell Brands, Inc.	4,474	106,257
NIKE, Inc., Class B	689	94,083
NVR, Inc.*	51	252,880
Ollie’s Bargain Outlet Holdings, Inc.*	440	18,999
O’Reilly Automotive, Inc.*	1,234	801,162
Penske Automotive Group, Inc.	919	90,329
Petco Health & Wellness Co., Inc.*(a)	581	10,179
Polaris, Inc. (a)	2,005	243,628
Pool Corp.	1,033	473,713
PulteGroup, Inc.	5,926	294,285
Qurate Retail, Inc., Series A	3,006	16,563
Ralph Lauren Corp.	303	40,008

See Notes to Financial Statements.	40

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Consumer Discretionary (Continued)
Ross Stores, Inc.	822	$75,123
Service Corp. International	6,003	365,283
Skechers U.S.A., Inc., Class A*	1,346	61,889
Starbucks Corp.	1,523	139,796
Tapestry, Inc.	8,278	338,570
Target Corp.	2,571	513,609
Tempur Sealy International, Inc.	206	6,800
Terminix Global Holdings, Inc.*	307	13,066
Thor Industries, Inc. (a)	867	78,463
TJX Cos., Inc.	1,751	115,741
Toll Brothers, Inc.	1,942	105,373
TopBuild Corp.*	311	66,765
Tractor Supply Co.	4,294	875,074
Travel + Leisure Co.	263	14,741
Ulta Beauty, Inc.*	376	140,812
Vail Resorts, Inc.	389	101,354
VF Corp.	337	19,553
Victoria’s Secret & Co.*	3,623	194,301
Whirlpool Corp.	1,402	282,181
Williams-Sonoma, Inc.	1,883	272,771
Wyndham Hotels & Resorts, Inc.	172	14,863
YETI Holdings, Inc.*	400	24,624
Yum China Holdings, Inc.	870	45,257
Yum! Brands, Inc.	1,773	217,334

(Cost $16,497,846)		18,121,243

Consumer Staples — 5.5%
Albertsons Cos., Inc., Class A	6,932	202,068
Altria Group, Inc.	7,382	378,623
Archer-Daniels-Midland Co.	1,878	147,329
Brown-Forman Corp., Class A	225	13,734
Brown-Forman Corp., Class B	514	33,528
Campbell Soup Co.	1,641	73,796
Casey’s General Stores, Inc.	813	152,909
Church & Dwight Co., Inc.	2,727	266,837
Clorox Co.	775	112,987
Coca-Cola Co.	900	56,016
Colgate-Palmolive Co.	2,257	173,676
Conagra Brands, Inc.	3,500	122,395
Constellation Brands, Inc., Class A	902	194,489
Costco Wholesale Corp.	663	344,263
Darling Ingredients, Inc.*	2,217	160,688
Estee Lauder Cos., Inc., Class A	1,135	336,335
Flowers Foods, Inc.	10,723	293,917
General Mills, Inc.	4,642	313,010
Grocery Outlet Holding Corp.*	337	9,372
Hain Celestial Group, Inc.*	2,047	74,429
Herbalife Nutrition Ltd.*	1,370	48,745
Hershey Co.	2,146	434,050
Hormel Foods Corp.	2,366	112,716
Ingredion, Inc.	2,908	258,056
J M Smucker Co.	3,018	406,675
Kellogg Co.	3,455	220,913
Keurig Dr Pepper, Inc.	2,479	95,863
Kimberly-Clark Corp.	2,231	290,365
Kraft Heinz Co.	3,187	124,994
Kroger Co.	21,727	1,016,824
Lamb Weston Holdings, Inc.	349	23,184

	Number of Shares	Value
Consumer Staples (Continued)
McCormick & Co., Inc.	989	$94,123
Molson Coors Beverage Co., Class B	1,717	89,593
Mondelez International, Inc., Class A	2,841	186,029
Monster Beverage Corp.*	1,511	127,528
PepsiCo, Inc.	534	87,437
Philip Morris International, Inc.	2,385	241,052
Pilgrim’s Pride Corp.*	2,622	61,827
Post Holdings, Inc.*	975	102,511
Procter & Gamble Co.	422	65,786
Seaboard Corp.	13	50,173
Spectrum Brands Holdings, Inc.	125	11,598
Sysco Corp.	1,592	138,663
Tyson Foods, Inc., Class A	8,236	763,148
Walgreens Boots Alliance, Inc.	12,090	557,228
Walmart, Inc.	258	34,871

(Cost $8,169,451)		9,104,353

Energy — 1.4%
Antero Midstream Corp. (a)	930	9,337
Baker Hughes Co.	1,028	30,203
Cheniere Energy, Inc.	2,214	294,241
Chevron Corp.	410	59,040
ConocoPhillips	998	94,670
Coterra Energy, Inc.	7,972	185,987
Devon Energy Corp.	268	15,959
DT Midstream, Inc.	2,593	137,688
EOG Resources, Inc.	2,617	300,746
EQT Corp.	1,264	29,249
Exxon Mobil Corp.	721	56,541
Hess Corp.	115	11,622
HollyFrontier Corp.*	439	13,368
Kinder Morgan, Inc.	12,326	214,472
Marathon Oil Corp.	1,341	30,253
Marathon Petroleum Corp.	242	18,844
NOV, Inc.	914	15,675
Occidental Petroleum Corp.	646	28,250
ONEOK, Inc.	1,211	79,078
Phillips 66	313	26,367
Pioneer Natural Resources Co.	762	182,575
Schlumberger N.V.	690	27,076
Texas Pacific Land Corp.	66	78,456
Valero Energy Corp.	437	36,494
Williams Cos., Inc.	9,192	287,526

(Cost $1,755,646)		2,263,717

Financials — 16.5%
Affiliated Managers Group, Inc.	1,531	211,829
Aflac, Inc.	8,439	515,539
AGNC Investment Corp. REIT (a)	3,377	43,597
Alleghany Corp.*	187	123,779
Allstate Corp.	4,461	545,848
Ally Financial, Inc.	3,420	170,658
American Express Co.	698	135,789
American Financial Group, Inc.	1,472	199,294
American International Group, Inc.	349	21,373
Ameriprise Financial, Inc.	1,290	386,729
Annaly Capital Management, Inc. REIT	2,048	14,254
Aon PLC, Class A	1,642	479,694

See Notes to Financial Statements.	41

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Apollo Global Management, Inc.	1,820	$118,773
Arch Capital Group Ltd.*	11,019	519,105
Ares Management Corp., Class A	869	70,467
Arthur J Gallagher & Co.	2,270	359,091
Assurant, Inc.	1,303	221,132
Assured Guaranty Ltd.	2,878	178,350
Axis Capital Holdings Ltd.	592	32,335
Bank of America Corp.	1,000	44,200
Bank of Hawaii Corp.	423	36,454
Bank of New York Mellon Corp.	5,663	300,988
Bank OZK	1,961	92,206
Berkshire Hathaway, Inc., Class B*	502	161,368
BlackRock, Inc.	130	96,706
Blackstone, Inc.	1,296	165,201
BOK Financial Corp.	304	31,221
Brighthouse Financial, Inc.*	360	18,814
Brown & Brown, Inc.	5,887	398,020
Capital One Financial Corp.	3,107	476,210
Carlyle Group, Inc.	1,243	58,259
Cboe Global Markets, Inc.	5,844	685,443
Charles Schwab Corp.	894	75,507
Chubb Ltd.	1,519	309,329
Cincinnati Financial Corp.	5,274	647,594
Citigroup, Inc.	456	27,009
Citizens Financial Group, Inc.	2,154	112,913
CME Group, Inc.	551	130,328
CNA Financial Corp.	634	28,974
Comerica, Inc.	1,523	145,431
Commerce Bancshares, Inc.	1,302	93,458
Credit Acceptance Corp.*(a)	369	202,994
Cullen/Frost Bankers, Inc.	867	122,013
Discover Financial Services	1,068	131,834
East West Bancorp, Inc.	2,068	181,074
Equitable Holdings, Inc.	932	30,439
Erie Indemnity Co., Class A	308	53,931
Evercore, Inc., Class A	2,982	378,744
Everest Re Group Ltd.	915	272,871
FactSet Research Systems, Inc.	958	389,034
Fidelity National Financial, Inc.	11,511	548,384
Fifth Third Bancorp	2,866	137,109
First American Financial Corp.	7,687	515,336
First Citizens BancShares, Inc., Class A	90	70,960
First Hawaiian, Inc.	1,882	54,710
First Horizon Corp.	8,101	190,211
First Republic Bank	796	137,915
FNB Corp.	4,718	63,363
Franklin Resources, Inc.	15,544	462,123
Globe Life, Inc.	1,786	180,315
Goldman Sachs Group, Inc.	185	63,139
Hanover Insurance Group, Inc.	1,226	171,039
Hartford Financial Services Group, Inc.	7,491	520,475
Huntington Bancshares, Inc.	8,346	129,530
Interactive Brokers Group, Inc., Class A	1,530	101,255
Intercontinental Exchange, Inc.	989	126,711
Invesco Ltd.	8,638	183,471
Janus Henderson Group PLC	4,361	146,399
Jefferies Financial Group, Inc.	8,064	286,595

	Number of Shares	Value
Financials (Continued)
Kemper Corp.	498	$26,613
KeyCorp	8,056	201,964
KKR & Co., Inc.	813	48,878
Lazard Ltd., Class A	5,940	205,405
Lincoln National Corp.	1,230	82,927
Loews Corp.	1,422	87,225
LPL Financial Holdings, Inc.	2,617	473,546
M&T Bank Corp.	1,202	219,040
Markel Corp.*	261	324,400
MarketAxess Holdings, Inc.	49	18,690
Marsh & McLennan Cos., Inc.	2,790	433,594
Mercury General Corp.	1,284	70,620
MetLife, Inc.	4,850	327,618
MGIC Investment Corp.	9,701	147,261
Moody’s Corp.	853	274,692
Morgan Stanley	1,007	91,375
Morningstar, Inc.	702	197,016
MSCI, Inc.	611	306,533
Nasdaq, Inc.	2,126	363,865
New York Community Bancorp, Inc.	7,326	84,542
Northern Trust Corp.	1,753	199,667
Old Republic International Corp.	17,860	470,611
OneMain Holdings, Inc.	487	24,827
People’s United Financial, Inc.	7,752	163,412
Pinnacle Financial Partners, Inc.	1,150	116,242
PNC Financial Services Group, Inc.	697	138,877
Popular, Inc.	1,648	151,369
Primerica, Inc.	981	127,422
Principal Financial Group, Inc.	4,434	313,218
Progressive Corp.	5,092	539,396
Prosperity Bancshares, Inc.	1,347	100,298
Prudential Financial, Inc.	2,548	284,510
Raymond James Financial, Inc.	6,486	711,190
Regions Financial Corp.	7,944	192,165
Reinsurance Group of America, Inc.	492	54,543
RenaissanceRe Holdings Ltd.	891	134,345
S&P Global, Inc. (a)	1,242	466,619
SEI Investments Co.	4,115	241,057
Signature Bank	425	146,578
SLM Corp.	10,025	197,493
Starwood Property Trust, Inc. REIT	5,532	131,883
State Street Corp.	2,752	234,828
Stifel Financial Corp.	3,156	231,966
SVB Financial Group*	177	107,262
Synchrony Financial	9,990	427,372
Synovus Financial Corp.	1,093	57,546
T. Rowe Price Group, Inc.	3,628	524,464
Tradeweb Markets, Inc., Class A	1,219	102,981
Travelers Cos., Inc.	2,302	395,553
Truist Financial Corp.	2,937	182,740
Unum Group	2,727	76,138
Upstart Holdings, Inc.*(a)	220	34,758
US Bancorp	2,533	143,216
Virtu Financial, Inc., Class A	3,522	123,552
Voya Financial, Inc.	1,697	114,293
W.R. Berkley Corp.	2,955	266,836
Webster Financial Corp.	1,830	110,184

See Notes to Financial Statements.	42

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Financials (Continued)
Wells Fargo & Co.	1,052	$56,145
Western Alliance Bancorp	941	88,209
White Mountains Insurance Group Ltd.	198	207,940
Willis Towers Watson PLC	1,067	237,194
Wintrust Financial Corp.	161	15,997
Zions Bancorp NA	2,817	199,697

(Cost $24,036,881)		27,165,640

Health Care — 9.8%
Abbott Laboratories	680	82,022
AbbVie, Inc.	127	18,767
ABIOMED, Inc.*	242	75,199
Agilent Technologies, Inc.	2,761	359,924
Align Technology, Inc.*	122	62,398
AmerisourceBergen Corp.	667	95,067
Amgen, Inc.	633	143,362
Anthem, Inc.	1,653	746,908
Avantor, Inc.*	1,785	61,922
Baxter International, Inc.	1,804	153,286
Becton Dickinson and Co.	620	168,194
Biogen, Inc.*	640	135,046
BioMarin Pharmaceutical, Inc.*	178	13,905
Bio-Rad Laboratories, Inc., Class A*	816	510,783
Bio-Techne Corp.	792	332,173
Boston Scientific Corp.*	2,124	93,817
Bristol-Myers Squibb Co.	1,069	73,408
Bruker Corp.	1,694	119,207
Cardinal Health, Inc.	2,701	145,881
Catalent, Inc.*	699	71,326
Centene Corp.*	1,324	109,389
Cerner Corp.	3,211	299,426
Charles River Laboratories International, Inc.*	501	145,871
Chemed Corp.	314	150,183
Cigna Corp.	1,870	444,649
Cooper Cos., Inc.	926	378,752
CVS Health Corp.	5,031	521,463
Danaher Corp.	101	27,715
DaVita, Inc.*	671	75,669
DENTSPLY SIRONA, Inc.	946	51,216
Dexcom, Inc.*	67	27,732
Edwards Lifesciences Corp.*	2,318	260,474
Eli Lilly & Co.	452	112,977
Encompass Health Corp.	550	36,311
Envista Holdings Corp.*	929	44,592
Exelixis, Inc.*	940	19,298
Figs, Inc., Class A*	1,421	23,347
Gilead Sciences, Inc.	2,449	147,920
Globus Medical, Inc., Class A*	1,073	75,453
HCA Healthcare, Inc.	1,064	266,330
Henry Schein, Inc.*	5,346	461,787
Hologic, Inc.*	4,674	332,648
Horizon Therapeutics PLC*	1,352	123,262
Humana, Inc.	1,425	618,906
ICU Medical, Inc.*	497	117,655
IDEXX Laboratories, Inc.*	436	232,105
Illumina, Inc.*	209	68,259
Insulet Corp.*	103	27,263

	Number of Shares	Value
Health Care (Continued)
Integra LifeSciences Holdings Corp.*	695	$46,607
Intuitive Surgical, Inc.*	451	130,939
IQVIA Holdings, Inc.*	731	168,218
Jazz Pharmaceuticals PLC*	535	73,520
Johnson & Johnson	263	43,282
Laboratory Corp. of America Holdings*	2,172	589,177
Masimo Corp.*	578	91,006
McKesson Corp.	2,309	634,883
Medtronic PLC	625	65,619
Merck & Co., Inc.	1,214	92,968
Mettler-Toledo International, Inc.*	238	335,280
Molina Healthcare, Inc.*	1,475	452,633
Neurocrine Biosciences, Inc.*	341	30,646
Organon & Co.	15,359	573,351
PerkinElmer, Inc.	1,826	327,968
Perrigo Co. PLC	941	33,424
Pfizer, Inc.	1,582	74,259
Premier, Inc., Class A	6,150	221,031
QIAGEN NV*	2,075	103,107
Quest Diagnostics, Inc.	4,706	617,757
Quidel Corp.*	78	8,252
Regeneron Pharmaceuticals, Inc.*	594	367,306
Repligen Corp.*	206	40,520
ResMed, Inc.	928	228,984
Royalty Pharma PLC, Class A	772	30,309
Seagen, Inc.*	227	29,253
STERIS PLC	740	177,600
Stryker Corp.	312	82,165
Syneos Health, Inc.*	451	35,719
Teleflex, Inc.	65	21,860
Thermo Fisher Scientific, Inc.	183	99,552
United Therapeutics Corp.*	2,143	356,167
UnitedHealth Group, Inc.	168	79,946
Universal Health Services, Inc., Class B	929	133,711
Veeva Systems, Inc., Class A*	403	92,307
Vertex Pharmaceuticals, Inc.*	436	100,289
Waters Corp.*	1,067	337,951
West Pharmaceutical Services, Inc.	1,048	405,660
Zimmer Biomet Holdings, Inc.	223	28,363
Zoetis, Inc.	866	167,701

(Cost $14,018,660)		16,192,537

Industrials — 15.6%
3M Co.	1,157	171,988
A O Smith Corp.	6,776	464,698
Acuity Brands, Inc.	1,691	308,388
Advanced Drainage Systems, Inc.	1,385	161,657
AECOM	6,215	451,582
AGCO Corp.	1,825	219,292
Allegion PLC	1,516	173,612
Allison Transmission Holdings, Inc.	989	39,501
AMERCO	516	298,047
AMETEK, Inc.	1,937	251,403
Armstrong World Industries, Inc.	330	29,172
Axon Enterprise, Inc.*	109	15,287
AZEK Co., Inc.*	719	21,203
Booz Allen Hamilton Holding Corp.	1,860	150,083
Builders FirstSource, Inc.*	650	48,373

See Notes to Financial Statements.	43

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
BWX Technologies, Inc.	709	$37,875
C.H. Robinson Worldwide, Inc.	2,225	215,113
CACI International, Inc., Class A*	1,431	400,379
Carlisle Cos., Inc.	1,717	407,616
Carrier Global Corp.	8,372	375,735
Caterpillar, Inc.	339	63,590
Cintas Corp.	552	207,177
Clean Harbors, Inc.*	1,065	101,633
Colfax Corp.*	706	28,388
Copart, Inc.*	2,031	249,569
Core & Main, Inc., Class A*	375	8,430
CoStar Group, Inc.*	572	34,898
Crane Co.	994	100,474
CSX Corp.	4,493	152,358
Cummins, Inc.	1,296	264,540
Curtiss-Wright Corp.	629	92,790
Deere & Co.	587	211,332
Donaldson Co., Inc.	3,545	192,387
Dover Corp.	1,949	305,720
Eaton Corp. PLC	2,050	316,295
Emerson Electric Co.	3,550	329,866
Equifax, Inc.	902	196,943
Expeditors International of Washington, Inc.	5,455	563,829
Fastenal Co.	7,369	379,209
FedEx Corp.	663	147,365
Flowserve Corp.	672	20,409
Fluence Energy, Inc.*	481	6,508
Fortive Corp.	2,269	146,918
Fortune Brands Home & Security, Inc.	1,666	144,775
FTI Consulting, Inc.*	2,404	350,984
Gates Industrial Corp. PLC*(a)	698	11,056
Generac Holdings, Inc.*	677	213,573
General Dynamics Corp.	2,278	534,077
General Electric Co.	589	56,255
Graco, Inc.	2,651	191,111
GXO Logistics, Inc.*	988	82,923
HEICO Corp. (a)	175	25,814
HEICO Corp., Class A	327	40,195
Hexcel Corp.	326	18,875
Honeywell International, Inc.	418	79,315
Hubbell, Inc.	1,486	264,879
Huntington Ingalls Industries, Inc.	1,708	349,115
IAA, Inc.*	345	12,675
IDEX Corp.	951	182,497
Illinois Tool Works, Inc.	921	199,249
ITT, Inc.	2,379	209,043
Jacobs Engineering Group, Inc.	1,606	197,538
JB Hunt Transport Services, Inc.	2,750	558,058
Johnson Controls International PLC	7,057	458,423
Kirby Corp.*	441	28,731
Knight-Swift Transportation Holdings, Inc.	8,638	470,598
L3Harris Technologies, Inc.	1,804	455,167
Landstar System, Inc.	1,715	264,813
Leidos Holdings, Inc.	1,330	135,447
Lennox International, Inc.	843	225,022

	Number of Shares	Value
Industrials (Continued)
Lincoln Electric Holdings, Inc.	1,439	$183,415
Lockheed Martin Corp.	755	327,519
ManpowerGroup, Inc.	1,740	184,927
Masco Corp.	7,732	433,301
MasTec, Inc.*	1,453	114,438
MDU Resources Group, Inc.	6,280	168,116
Middleby Corp.*	632	112,256
MSA Safety, Inc.	523	72,749
MSC Industrial Direct Co., Inc., Class A	1,001	77,557
Nielsen Holdings PLC	4,743	82,623
Nordson Corp.	818	185,269
Norfolk Southern Corp.	721	184,951
Northrop Grumman Corp.	1,119	494,755
nVent Electric PLC	2,265	76,851
Old Dominion Freight Line, Inc.	1,159	363,961
Oshkosh Corp.	4,479	497,348
Otis Worldwide Corp.	6,060	474,680
Owens Corning	1,643	153,111
PACCAR, Inc.	1,288	118,251
Parker-Hannifin Corp.	750	222,293
Pentair PLC	5,809	336,399
Quanta Services, Inc.	6,850	746,239
Raytheon Technologies Corp.	116	11,913
Regal Rexnord Corp.	1,490	238,922
Republic Services, Inc.	2,583	310,683
Robert Half International, Inc.	4,529	544,793
Rockwell Automation, Inc.	466	124,226
Rollins, Inc.	1,431	46,694
Roper Technologies, Inc.	395	177,047
Ryder System, Inc.	2,160	170,294
Schneider National, Inc., Class B	3,985	104,088
Science Applications International Corp.	932	81,727
Sensata Technologies Holding PLC*	1,647	95,378
Shoals Technologies Group, Inc., Class A*(a)	1,579	24,964
SiteOne Landscape Supply, Inc.*	723	124,667
Snap-on, Inc.	2,326	488,879
Stanley Black & Decker, Inc.	877	142,688
Stericycle, Inc.*	625	36,475
Textron, Inc.	2,915	213,174
Timken Co.	559	36,648
Toro Co.	2,266	212,573
Trane Technologies PLC	1,811	278,767
TransDigm Group, Inc.*	30	19,998
TransUnion	1,131	102,650
Trex Co., Inc.*	1,117	102,585
Union Pacific Corp.	528	129,862
United Parcel Service, Inc., Class B	942	198,216
United Rentals, Inc.*	502	161,453
Univar Solutions, Inc.*	1,039	31,908
Valmont Industries, Inc.	1,038	224,675
Verisk Analytics, Inc.	693	122,897
Vertiv Holdings Co.	4,220	54,944
W.W. Grainger, Inc.	604	288,144
Waste Management, Inc.	2,022	291,977
Watsco, Inc.	1,765	481,951
Westinghouse Air Brake Technologies Corp.	1,537	142,664

See Notes to Financial Statements.	44

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Industrials (Continued)
Woodward, Inc.	494	$61,567
XPO Logistics, Inc.*	620	45,062
Xylem, Inc.	1,727	153,617

(Cost $22,679,980)		25,811,619

Information Technology — 19.4%
Accenture PLC, Class A	532	168,123
Adobe, Inc.*	267	124,871
Advanced Micro Devices, Inc.*	3,307	407,885
Akamai Technologies, Inc.*	3,127	338,529
Allegro MicroSystems, Inc.*	1,017	29,157
Amdocs Ltd.	10,089	794,004
Amphenol Corp., Class A	7,335	557,533
Analog Devices, Inc.	203	32,539
ANSYS, Inc.*	688	223,043
Apple, Inc.	2,470	407,846
Applied Materials, Inc.	4,673	627,117
Arista Networks, Inc.*	1,557	191,091
Arrow Electronics, Inc.*	5,426	661,321
Aspen Technology, Inc.*	2,417	368,375
Atlassian Corp. PLC, Class A*	713	217,978
Autodesk, Inc.*	935	205,915
Automatic Data Processing, Inc.	1,451	296,642
Avnet, Inc.	3,571	150,232
Azenta, Inc.	584	51,112
Bentley Systems, Inc., Class B (a)	1,848	70,945
Black Knight, Inc.*	317	17,812
Broadcom, Inc.	228	133,936
Broadridge Financial Solutions, Inc.	2,003	292,859
Cadence Design Systems, Inc.*	3,967	600,723
CDK Global, Inc.	1,767	80,116
CDW Corp.	4,501	776,242
Ceridian HCM Holding, Inc.*	175	12,759
Ciena Corp.*	3,245	222,023
Cirrus Logic, Inc.*	2,427	210,833
Cisco Systems, Inc.	3,269	182,312
Citrix Systems, Inc.	1,034	105,985
Cognex Corp.	990	66,884
Cognizant Technology Solutions Corp., Class A	8,681	747,695
Coherent, Inc.*	92	24,317
Concentrix Corp.	309	61,766
Corning, Inc.	6,232	251,773
Dell Technologies, Inc., Class C*	14,049	715,937
DocuSign, Inc.*	98	11,606
Dolby Laboratories, Inc., Class A	2,527	189,778
DoubleVerify Holdings, Inc.*	1,103	30,498
Dropbox, Inc., Class A*	5,003	113,518
DXC Technology Co.*	1,035	35,221
Dynatrace, Inc.*	302	13,415
Elastic NV*	115	9,965
Entegris, Inc.	3,418	445,981
EPAM Systems, Inc.*	1,567	325,544
F5, Inc.*	3,394	681,685
Fair Isaac Corp.*	66	31,099
Fidelity National Information Services, Inc.	255	24,284
First Solar, Inc.*	369	27,782

	Number of Shares	Value
Information Technology (Continued)
Fiserv, Inc.*	549	$53,621
FleetCor Technologies, Inc.*	231	54,100
Fortinet, Inc.*	1,914	659,411
Gartner, Inc.*	2,338	655,622
Genpact Ltd.	4,268	178,573
Global Payments, Inc.	129	17,206
Globant SA*	354	96,996
GoDaddy, Inc., Class A*	465	38,786
Guidewire Software, Inc.*	485	42,753
Hewlett Packard Enterprise Co.	59,578	948,482
HP, Inc.	53,339	1,832,728
HubSpot, Inc.*	91	47,775
Intel Corp.	8,225	392,332
International Business Machines Corp.	3,222	394,727
Intuit, Inc.	351	166,504
IPG Photonics Corp.*	148	19,292
Jabil, Inc.	11,058	639,263
Jack Henry & Associates, Inc.	920	162,656
Juniper Networks, Inc.	11,478	387,842
Keysight Technologies, Inc.*	2,780	437,489
KLA Corp.	2,222	774,367
Kyndryl Holdings, Inc.*	17,385	275,726
Lam Research Corp.	660	370,491
Littelfuse, Inc.	331	85,467
Lumentum Holdings, Inc.*	497	49,133
Manhattan Associates, Inc.*	1,332	178,062
Marvell Technology, Inc.	4,350	297,235
Mastercard, Inc., Class A	80	28,866
McAfee Corp., Class A	1,572	40,856
Microchip Technology, Inc.	1,744	122,655
Micron Technology, Inc.	4,084	362,904
Microsoft Corp.	1,573	469,997
MKS Instruments, Inc.	635	95,631
Monolithic Power Systems, Inc.	1,235	566,494
Motorola Solutions, Inc.	1,623	357,758
National Instruments Corp.	4,318	173,368
NCR Corp.*	1,784	72,288
NetApp, Inc.	9,578	750,724
New Relic, Inc.*	100	6,624
NortonLifeLock, Inc.	10,693	309,883
Nuance Communications, Inc.*	1,373	76,229
NVIDIA Corp.	67	16,338
NXP Semiconductors NV	1,349	256,472
ON Semiconductor Corp.*	705	44,140
Oracle Corp.	2,073	157,486
Palo Alto Networks, Inc.*	336	199,668
Paychex, Inc.	3,233	384,921
Paycom Software, Inc.*	257	87,177
Paycor HCM, Inc.*	395	11,088
Paylocity Holding Corp.*	249	52,898
PayPal Holdings, Inc.*	102	11,417
Procore Technologies, Inc.*	641	41,787
PTC, Inc.*	800	89,024
Qorvo, Inc.*	1,992	272,466
QUALCOMM, Inc.	1,385	238,206
salesforce.com, Inc.*	428	90,107
ServiceNow, Inc.*	235	136,281

See Notes to Financial Statements.	45

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Information Technology (Continued)
Skyworks Solutions, Inc.	3,652	$504,597
SolarWinds Corp.	835	11,314
SS&C Technologies Holdings, Inc.	3,030	227,159
Switch, Inc., Class A	3,543	92,189
Synopsys, Inc.*	2,467	770,666
TD SYNNEX Corp.	3,258	331,762
Teledyne Technologies, Inc.*	373	160,159
Teradata Corp.*	3,264	163,167
Teradyne, Inc.	3,203	377,698
Texas Instruments, Inc.	1,946	330,801
Thoughtworks Holding, Inc.*	684	15,636
Trimble, Inc.*	1,726	120,388
Tyler Technologies, Inc.*	935	400,423
VeriSign, Inc.*	2,021	431,928
Viasat, Inc.*	1,813	82,745
Visa, Inc., Class A	130	28,096
VMware, Inc., Class A	1,026	120,370
Vontier Corp.	3,817	92,753
Western Digital Corp.*	1,621	82,574
Western Union Co.	2,635	47,904
Workday, Inc., Class A*	587	134,452
Xerox Holdings Corp.	945	18,626
Zebra Technologies Corp., Class A*	548	226,510

(Cost $28,541,037)		31,920,915

Materials — 6.2%
Air Products and Chemicals, Inc.	789	186,441
Albemarle Corp.	633	123,998
Alcoa Corp.	1,052	79,258
Amcor PLC	15,211	176,904
AptarGroup, Inc.	870	106,036
Ardagh Metal Packaging SA*(a)	2,752	22,869
Ashland Global Holdings, Inc.	2,240	206,707
Avery Dennison Corp.	1,786	314,693
Axalta Coating Systems Ltd.*	1,875	50,700
Ball Corp.	1,141	102,393
Berry Global Group, Inc.*	4,392	266,375
Celanese Corp.	3,082	429,261
CF Industries Holdings, Inc.	4,186	339,861
Chemours Co.	988	27,269
Corteva, Inc.	7,392	384,606
Crown Holdings, Inc.	1,928	236,508
Diversey Holdings Ltd.*	754	7,216
Dow, Inc.	2,160	127,354
DuPont de Nemours, Inc.	1,058	81,857
Eagle Materials, Inc.	2,525	345,496
Eastman Chemical Co.	1,745	206,730
Ecolab, Inc.	608	107,166
Element Solutions, Inc.	3,442	84,604
FMC Corp.	669	78,440
Freeport-McMoRan, Inc.	1,788	83,947
Graphic Packaging Holding Co.	12,632	259,967
Huntsman Corp.	5,741	232,166
International Flavors & Fragrances, Inc.	1,137	151,221
International Paper Co.	6,225	270,974
Louisiana-Pacific Corp.	5,128	368,960
LyondellBasell Industries NV, Class A	591	57,463
Martin Marietta Materials, Inc.	801	303,899

	Number of Shares	Value
Materials (Continued)
Mosaic Co.	3,811	$199,811
NewMarket Corp. (a)	108	34,318
Newmont Corp.	4,671	309,220
Nucor Corp.	5,283	695,348
Olin Corp.	638	32,863
Packaging Corp. of America	1,286	189,286
PPG Industries, Inc.	1,105	147,462
Reliance Steel & Aluminum Co.	3,773	720,153
Royal Gold, Inc.	841	101,980
RPM International, Inc.	2,133	180,388
Scotts Miracle-Gro Co.	173	24,230
Sealed Air Corp.	4,230	283,960
Sherwin-Williams Co.	911	239,711
Silgan Holdings, Inc.	2,327	97,455
Sonoco Products Co.	3,126	183,559
Southern Copper Corp.	245	17,001
Steel Dynamics, Inc.	3,809	268,839
Sylvamo Corp.*	2,545	88,820
Valvoline, Inc.	7,139	230,804
Vulcan Materials Co.	1,127	204,494
Westlake Corp.	478	52,728
Westrock Co.	3,954	178,998

(Cost $8,663,337)		10,302,767

Real Estate — 6.1%
Alexandria Real Estate Equities, Inc. REIT	1,000	189,400
American Campus Communities, Inc. REIT	969	52,142
American Homes 4 Rent, Class A REIT	2,860	108,709
American Tower Corp. REIT	400	90,748
Americold Realty Trust REIT	901	24,075
Apartment Income REIT Corp. REIT	1,669	86,137
AvalonBay Communities, Inc. REIT	1,735	413,954
Boston Properties, Inc. REIT	2,775	339,410
Brixmor Property Group, Inc. REIT	3,126	78,525
Camden Property Trust REIT	1,195	197,306
CBRE Group, Inc., Class A*	5,851	566,669
Cousins Properties, Inc. REIT	2,782	107,469
Crown Castle International Corp. REIT	705	117,446
CubeSmart REIT	5,147	248,137
CyrusOne, Inc. REIT	742	67,040
Digital Realty Trust, Inc. REIT	625	84,325
Douglas Emmett, Inc. REIT	1,599	50,688
Duke Realty Corp. REIT	4,670	247,510
Equinix, Inc. REIT	80	56,778
Equity LifeStyle Properties, Inc. REIT	3,565	266,020
Equity Residential REIT	5,159	440,063
Essex Property Trust, Inc. REIT	1,132	359,036
Extra Space Storage, Inc. REIT	2,381	447,985
Federal Realty Investment Trust REIT	849	99,825
First Industrial Realty Trust, Inc. REIT	4,471	257,440
Gaming and Leisure Properties, Inc. REIT	1,067	48,452
Healthcare Trust of America, Inc., Class A REIT	2,147	63,100
Healthpeak Properties, Inc. REIT	3,959	122,966
Highwoods Properties, Inc. REIT	4,931	214,992
Hudson Pacific Properties, Inc. REIT	969	25,582
Invitation Homes, Inc. REIT	3,538	133,736

See Notes to Financial Statements.	46

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

	Number of Shares	Value
Real Estate (Continued)
Iron Mountain, Inc. REIT	7,719	$379,620
Jones Lang LaSalle, Inc.*	1,750	430,885
Kilroy Realty Corp. REIT	1,785	127,842
Kimco Realty Corp. REIT	14,190	333,891
Lamar Advertising Co., Class A REIT	1,634	178,204
Life Storage, Inc. REIT	1,896	240,015
Medical Properties Trust, Inc. REIT	4,293	87,320
Mid-America Apartment Communities, Inc. REIT	1,242	254,126
National Retail Properties, Inc. REIT	2,123	90,461
Prologis, Inc. REIT	1,056	154,018
Public Storage REIT	1,427	506,614
Rayonier, Inc. REIT	2,052	81,464
Realty Income Corp. REIT	1,539	101,712
Regency Centers Corp. REIT	1,199	79,002
Rexford Industrial Realty, Inc. REIT	1,651	115,785
SBA Communications Corp. REIT	202	61,285
Simon Property Group, Inc. REIT	566	77,859
SL Green Realty Corp. REIT	1,819	144,647
Spirit Realty Capital, Inc. REIT	701	32,505
STORE Capital Corp. REIT	1,196	36,741
Sun Communities, Inc. REIT	670	121,270
UDR, Inc. REIT	2,331	127,902
Ventas, Inc. REIT	333	17,982
VICI Properties, Inc. REIT	5,592	156,352
Vornado Realty Trust REIT	271	11,729
Welltower, Inc. REIT	499	41,562
Weyerhaeuser Co. REIT	5,795	225,310
WP Carey, Inc. REIT (a)	2,172	168,113

(Cost $8,927,427)		9,989,881

Utilities — 5.5%
AES Corp.	8,678	184,234
Alliant Energy Corp.	3,513	205,159
Ameren Corp.	3,151	270,828
American Electric Power Co., Inc.	3,230	292,800
American Water Works Co., Inc.	1,305	197,172
Atmos Energy Corp.	427	46,889
Avangrid, Inc. (a)	840	37,691
CenterPoint Energy, Inc.	5,310	145,229
CMS Energy Corp.	3,341	213,857
Consolidated Edison, Inc.	3,799	325,840
Constellation Energy Corp.	2,926	134,538
Dominion Energy, Inc.	1,995	158,662
DTE Energy Co.	3,585	435,900

	Number of Shares	Value
Utilities (Continued)
Duke Energy Corp.	2,591	$260,162
Edison International	2,742	173,898
Entergy Corp.	3,348	352,243
Essential Utilities, Inc.	1,271	59,877
Evergy, Inc.	6,886	429,755
Eversource Energy	2,015	164,827
Exelon Corp.	8,779	373,634
FirstEnergy Corp.	11,002	460,434
Hawaiian Electric Industries, Inc.	3,610	147,938
IDACORP, Inc.	1,691	175,779
National Fuel Gas Co.	6,786	422,361
NextEra Energy, Inc.	1,054	82,497
NiSource, Inc.	8,638	249,897
NRG Energy, Inc.	6,475	245,014
OGE Energy Corp.	4,405	165,408
Pinnacle West Capital Corp.	1,656	117,294
PPL Corp.	12,090	316,395
Public Service Enterprise Group, Inc.	5,928	384,312
Sempra Energy	1,728	249,212
Southern Co.	4,294	278,122
UGI Corp.	12,149	467,008
Vistra Corp.	14,536	331,712
WEC Energy Group, Inc.	2,366	215,022
Xcel Energy, Inc.	3,193	214,985

(Cost $8,442,058)		8,986,585

TOTAL COMMON STOCKS (Cost $145,816,693)		164,212,394

SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c) (Cost $319,784)	319,784	319,784

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $551,369)	551,369	551,369

TOTAL INVESTMENTS — 100.1% (Cost $146,687,846)		$165,083,547
Other assets and liabilities, net — (0.1%)		(90,617)

NET ASSETS — 100.0%		$164,992,930

See Notes to Financial Statements.	47

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
SECURITIES LENDING COLLATERAL — 0.2%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
639,018	—	(319,234	) (d)	—	—	15	—	319,784	319,784

CASH EQUIVALENTS — 0.3%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
426,619	2,766,955	(2,642,205)		—	—	99	—	551,369	551,369

1,065,637	2,766,955	(2,961,439)		—	—	114	—	871,153	871,153

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $1,488,500, which is 0.9% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,242,108.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

REIT:	Real Estate Investment Trust

At February 28, 2022, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Depreciation
S&P 500 E-Mini Futures	USD	3	$698,145	$655,200	3/18/2022	$(42,945)

For information on the Fund’s policy and additional disclosures regarding open futures contracts, please refer to the Derivatives section of Note 2 in the accompanying Notes to Financial Statements.

Currency Abbreviations

USD	U.S. Dollar

See Notes to Financial Statements.	48

DBX ETF Trust

Schedule of Investments

Xtrackers Russell US Multifactor ETF (Continued)

February 28, 2022 (Unaudited)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note 2 in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$164,212,394	$—	$—	$164,212,394
Short-Term Investments (e)	871,153	—	—	871,153

TOTAL	$165,083,547	$—	$—	$165,083,547

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(42,945)	$—	$—	$(42,945)

TOTAL	$(42,945)	$—	$—	$(42,945)

(e)	See Schedule of Investments for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

See Notes to Financial Statements.	49

DBX ETF Trust

Statements of Assets and Liabilities

February 28, 2022 (Unaudited)

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Assets
Investment in non-affiliated securities at value	$77,468,483	$360,501,608	$13,950,539	$164,212,394
Investment in affiliated securities at value	—	172,180	—	—
Investment in DWS Government Money Market Series	15,752	60,718	204,073	551,369
Investment in DWS Government & Agency Securities Portfolio*	967,655	300,102	10,656	319,784
Foreign currency at value	106,034	299,067	—	—
Deposit with broker for futures contracts	9,334	38,170	10,800	32,400
Receivables:
Investment securities sold	—	918,424	—	—
Dividends	208,900	520,239	23,551	220,092
Interest	—	2	6	17
Securities lending income	314	956	29	285
Foreign tax reclaim	49,286	208,420	—	—

Total assets	$78,825,758	$363,019,886	$14,199,654	$165,336,341

Liabilities
Due to custodian	$—	$169	$—	$204
Payable upon return of securities loaned	967,655	300,102	10,656	319,784
Payables:
Investment securities purchased	76,907	1,162,361	—	—
Investment advisory fees	14,545	25,400	2,597	21,623
Variation margin on futures contracts	4,044	3,799	600	1,800

Total liabilities	1,063,151	1,491,831	13,853	343,411

Net Assets, at value	$77,762,607	$361,528,055	$14,185,801	$164,992,930

Net Assets Consist of
Paid-in capital	$80,978,882	$202,966,640	$10,646,746	$149,859,734
Distributable earnings (loss)	(3,216,275)	158,561,415	3,539,055	15,133,196

Net Assets, at value	$77,762,607	$361,528,055	$14,185,801	$164,992,930

Number of Common Shares outstanding	2,600,001	4,500,001	350,001	3,700,001

Net Asset Value	$29.91	$80.34	$40.53	$44.59

Investment in non-affiliated securities at cost	$74,261,857	$311,635,940	$12,570,175	$145,816,693

Investment in affiliated securities at cost	$—	$146,003	$—	$—

Value of securities loaned	$1,702,032	$1,746,297	$173,156	$1,488,500

Investment in DWS Government Money Market Series at cost	$15,752	$60,718	$204,073	$551,369

Investment in DWS Government & Agency Securities Portfolio at cost*	$967,655	$300,102	$10,656	$319,784

Non-cash collateral for securities on loan	$941,418	$1,527,554	$167,437	$1,242,108

Foreign currency at cost	$105,782	$299,703	$—	$—

*	Represents collateral on securities loaned.

See Notes to Financial Statements.	50

DBX ETF Trust

Statements of Operations

For the Six Months Ended February 28, 2022 (Unaudited)

	Xtrackers FTSE Developed ex US Multifactor ETF	Xtrackers MSCI Kokusai Equity ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell US Multifactor ETF
Investment Income
Unaffiliated dividend income*	$779,491	$3,941,373	$200,844	$1,634,845
Income distributions from affiliated funds	8	92	36	99
Affiliated securities lending income	39	68	—	15
Unaffiliated non-cash dividend income*	76,628	400,902	—	—
Unaffiliated securities lending income, net of borrower rebates	7,776	35,590	485	4,562

Total investment income	863,942	4,378,025	201,365	1,639,521

Expenses
Investment advisory fees	115,180	240,053	27,356	161,555
Other expenses	57	57	57	57

Total expenses	115,237	240,110	27,413	161,612

Less fees waived (see note 3):
Waiver	(36,518)	(81)	(37)	(105)

Net expenses	78,719	240,029	27,376	161,507

Net investment income (loss)	785,223	4,137,996	173,989	1,478,014

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(652,406)	(42,572)	18,389	(2,148,619)
In-kind redemptions	6,641,271	109,696,830	5,695,131	23,580,789
In-kind redemptions in affiliates	—	57,895	—	—
Futures contracts	(2,846)	56,579	21,643	26,610
Foreign currency transactions	(18,646)	(38,278)	—	—

Net realized gain (loss)	5,967,373	109,730,454	5,735,163	21,458,780

Net change in unrealized appreciation (depreciation) on:
Investments	(11,584,407)	(121,805,073)	(5,852,547)	(27,354,302)
Investments in affiliates	—	(45,107)	—	—
Futures contracts	(11,389)	(79,155)	(28,313)	(68,350)
Foreign currency translations	(2,031)	(5,481)	—	—

Net change in unrealized appreciation (depreciation)	(11,597,827)	(121,934,816)	(5,880,860)	(27,422,652)

Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	(5,630,454)	(12,204,362)	(145,697)	(5,963,872)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,845,231)	$(8,066,366)	$28,292	$(4,485,858)

* Unaffiliated foreign tax withheld	$83,952	$155,051	$—	$380

See Notes to Financial Statements.	51

DBX ETF Trust

Statements of Changes in Net Assets

	Xtrackers FTSE Developed ex US Multifactor ETF		Xtrackers MSCI Kokusai Equity ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$785,223	$1,995,225	$4,137,996	$12,961,318
Net realized gain (loss)	5,967,373	5,545,507	109,730,454	66,852,582
Net change in net unrealized appreciation (depreciation)	(11,597,827)	7,471,727	(121,934,816)	147,646,826

Net increase (decrease) in net assets resulting from operations	(4,845,231)	15,012,459	(8,066,366)	227,460,726

Distributions to Shareholders	(1,400,613)	(2,769,501)	(6,163,223)	(11,461,571)

Fund Shares Transactions
Proceeds from shares sold	34,320,380	3,122,218	—	738,181,720
Value of shares redeemed	(21,000,773)	(17,052,937)	(426,998,915)	(283,087,229)

Net increase (decrease) in net assets resulting from fund share transactions	13,319,607	(13,930,719)	(426,998,915)	455,094,491

Total net increase (decrease) in Net Assets	7,073,763	(1,687,761)	(441,228,504)	671,093,646

Net Assets
Beginning of period	70,688,844	72,376,605	802,756,559	131,662,913

End of period	$77,762,607	$70,688,844	$361,528,055	$802,756,559

Changes in Shares Outstanding
Shares outstanding, beginning of period	2,150,001	2,600,001	9,450,001	2,000,001
Shares sold	1,100,000	100,000	—	11,250,000
Shares redeemed	(650,000)	(550,000)	(4,950,000)	(3,800,000)

Shares outstanding, end of period	2,600,001	2,150,001	4,500,001	9,450,001

See Notes to Financial Statements.	52

DBX ETF Trust

Statements of Changes in Net Assets (Continued)

	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF		Xtrackers Russell US Multifactor ETF
	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	For the Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$173,989	$1,069,129	$1,478,014	$2,521,312
Net realized gain (loss)	5,735,163	28,616,974	21,458,780	23,394,468
Net change in net unrealized appreciation (depreciation)	(5,880,860)	(7,514,529)	(27,422,652)	28,283,557

Net increase (decrease) in net assets resulting from operations	28,292	22,171,574	(4,485,858)	54,199,337

Distributions to Shareholders	(224,800)	(1,304,404)	(1,582,300)	(2,600,903)

Fund Shares Transactions
Proceeds from shares sold	—	22,826,382	30,361,717	79,876,610
Value of shares redeemed	(25,354,957)	(104,524,407)	(65,460,391)	(75,144,279)

Net increase (decrease) in net assets resulting from fund share transactions	(25,354,957)	(81,698,025)	(35,098,674)	4,732,331

Total net increase (decrease) in Net Assets	(25,551,465)	(60,830,855)	(41,166,832)	56,330,765

Net Assets
Beginning of period	39,737,266	100,568,121	206,159,762	149,828,997

End of period	$14,185,801	$39,737,266	$164,992,930	$206,159,762

Changes in Shares Outstanding
Shares outstanding, beginning of period	950,001	3,200,001	4,450,001	4,300,001
Shares sold	—	700,000	650,000	1,950,000
Shares redeemed	(600,000)	(2,950,000)	(1,400,000)	(1,800,000)

Shares outstanding, end of period	350,001	950,001	3,700,001	4,450,001

See Notes to Financial Statements.	53

DBX ETF Trust

Financial Highlights

Xtrackers FTSE Developed ex US Multifactor ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Years Ended August 31,
			2021	2020	2019		2018	2017
Net Asset Value, beginning of period	$32.88		$27.84	$26.80	$28.84		$28.17	$25.41

Income (loss) from investment operations:
Net investment income (loss)(a)	0.37		0.84	0.62	0.83		0.77	0.54
Net realized and unrealized gain (loss)	(2.70)		5.35	1.32	(2.11)		0.72	3.19

Total from investment operations	(2.33)		6.19	1.94	(1.28)		1.49	3.73

Less distributions from:
Net investment income	(0.64)		(1.15)	(0.90)	(0.76)		(0.82)	(0.97)

Total distributions	(0.64)		(1.15)	(0.90)	(0.76)		(0.82)	(0.97)

Net Asset Value, end of period	$29.91		$32.88	$27.84	$26.80		$28.84	$28.17

Total Return (%)	(7.19	)**(b)	22.69 (b)	7.49 (b)	(4.51	)(b)	5.32	15.16

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	78		71	72	72		59	15
Ratio of expenses before fee waiver (%)	0.35	*	0.35	0.35	0.35		0.35	0.35
Ratio of expenses after fee waiver (%)	0.24	*	0.24	0.24	0.29		0.35	0.35
Ratio of net investment income (loss) (%)	2.27	*	2.75	2.37	3.05		2.62	2.10
Portfolio turnover rate (%)(c)	28	**	53	43	51		45	45

Xtrackers MSCI Kokusai Equity ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Year Ended 8/31/2021	Period Ended 8/31/2020(d)
Net Asset Value, beginning of period	$84.95		$65.83	$50.00

Income (loss) from investment operations:
Net investment income (loss)(a)	0.65		1.28	0.49
Net realized and unrealized gain (loss)	(4.30)		18.91	15.34

Total from investment operations	(3.65)		20.19	15.83

Less distributions from:
Net investment income	(0.96)		(1.06)	—
Net realized gains	—		(0.01)	—

Total distributions	(0.96)		(1.07)	—

Net Asset Value, end of period	$80.34		$84.95	$65.83

Total Return (%)(b)	(4.34	)**	30.87	31.66	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	362		803	132
Ratio of expenses before fee waiver (%)	0.09	*	0.09	0.09	*
Ratio of expenses after fee waiver (%)	0.09	*	0.09	0.09	*
Ratio of net investment income (loss) (%)	1.48	*	1.73	2.08	*
Portfolio turnover rate (%)(c)	2	**	6	7	**

(a)	Based on average shares outstanding during the period.
(b)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(d)	For the period April 8, 2020 (commencement of operations) through August 31, 2020.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	54

DBX ETF Trust

Financial Highlights (Continued)

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Years Ended August 31,			Period Ended 8/31/2018(a)
			2021	2020	2019
Net Asset Value, beginning of period	$41.83		$31.43	$27.08	$27.29	$25.00

Income (loss) from investment operations:
Net investment income (loss)(b)	0.25		0.52	0.52	0.51	0.21
Net realized and unrealized gain (loss)	(1.24)		10.44	4.42	(0.25)	2.16

Total from investment operations	(0.99)		10.96	4.94	0.26	2.37

Less distributions from:
Net investment income	(0.31)		(0.56)	(0.59)	(0.47)	(0.08)

Total distributions	(0.31)		(0.56)	(0.59)	(0.47)	(0.08)

Net Asset Value, end of period	$40.53		$41.83	$31.43	$27.08	$27.29

Total Return (%)	(2.39	)**(c)	35.25 (c)	18.72 (c)	1.03 (c)	9.52	**

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	14		40	101	111	61
Ratio of expenses before fee waiver (%)	0.19	*	0.19	0.19	0.19	0.19	*
Ratio of expenses after fee waiver (%)	0.19	*	0.19	0.19	0.19	0.19	*
Ratio of net investment income (loss) (%)	1.21	*	1.51	1.85	1.93	2.00	*
Portfolio turnover rate (%)(d)	1	**	13	22	31	26	**

Xtrackers Russell US Multifactor ETF Selected Per Share Data	For the Six Months Ended 2/28/2022 (Unaudited)		Years Ended August 31,
			2021	2020	2019	2018	2017
Net Asset Value, beginning of period	$46.33		$34.84	$33.88	$33.93	$29.47	$26.76

Income (loss) from investment operations:
Net investment income (loss)(b)	0.36		0.56	0.62	0.57	0.52	0.51
Net realized and unrealized gain (loss)	(1.74)		11.47	0.96	(0.09)	4.44	2.85

Total from investment operations	(1.38)		12.03	1.58	0.48	4.96	3.36

Less distributions from:
Net investment income	(0.36)		(0.54)	(0.62)	(0.53)	(0.50)	(0.65)

Total distributions	(0.36)		(0.54)	(0.62)	(0.53)	(0.50)	(0.65)

Net Asset Value, end of period	$44.59		$46.33	$34.84	$33.88	$33.93	$29.47

Total Return (%)(c)	(3.01	)**	34.85	4.93	1.53	16.97	12.75

Ratios to Average Net Assets and Supplemental Data
Net Assets, end of period ($ millions)	165		206	150	203	171	100
Ratio of expenses before fee waiver (%)	0.17	*	0.17	0.17	0.17	0.19	0.23
Ratio of expenses after fee waiver (%)	0.17	*	0.17	0.17	0.17	0.18	0.21
Ratio of net investment income (loss) (%)	1.56	*	1.40	1.85	1.77	1.62	1.83
Portfolio turnover rate (%)(d)	15	**	39	47	48	45	67

(a)	For the period April 5, 2018 (commencement of operations) through August 31, 2018.
(b)	Based on average shares outstanding during the period.
(c)	Total Return would have been lower if certain expenses had not been reimbursed by the Advisor.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
*	Annualized.
**	Not Annualized.

See Notes to Financial Statements.	55

DBX ETF Trust

Notes to Financial Statements (Unaudited)

1. Organization

DBX ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end registered management investment company organized as a Delaware statutory trust.

As of February 28, 2022, the Trust consists of thirty-six investment series of exchange-traded funds (“ETFs”) (each a “Fund” and collectively, the “Funds”) in operation and trading. These financial statements report on the Funds listed below:

Xtrackers FTSE Developed ex US Multifactor ETF
Xtrackers MSCI Kokusai Equity ETF
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Xtrackers Russell US Multifactor ETF

DBX Advisors LLC (“DBX” or the “Advisor”), an indirect, wholly-owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees (“Board”).

Each Fund offers shares that are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large specified lots consisting of 50,000 shares, except for Xtrackers MSCI Kokusai Equity ETF which lots consist of 10,000 shares effective February 24, 2022, each called a “Creation Unit”, to authorized participants who have entered into agreements with the Funds’ distributor. Shares are not individually redeemable securities of the Funds, and owners of the shares may acquire those shares from the Funds, or tender such shares for redemption to the Funds, in Creation Units only.

The investment objective of each Fund is to track the performance, before fees and expenses, of a particular index (the “Underlying Index”). The underlying indices for the Funds are:

Fund	Underlying Index
Xtrackers FTSE Developed ex US Multifactor ETF	FTSE Developed ex US Comprehensive Factor Index
Xtrackers MSCI Kokusai Equity ETF	MSCI Kokusai Index
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF Xtrackers Russell US Multifactor ETF	Russell 1000 2Qual/Val 5% Capped Factor Index Russell 1000 Comprehensive Factor Index

The FTSE Developed ex US Comprehensive Factor is designed to track the equity market performance of companies in developed countries (except the United States) selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the FTSE Developed ex US Index, which is comprised of large- and mid-capitalization equity securities from developed markets (except the United States). The Underlying Index is rebalanced semiannually in March and September after the close of business on the third Friday of the review month.

The MSCI Kokusai Index, also known as the MSCI World ex Japan Index, is designed to track the performance of equity markets in developed markets (excluding Japan). The index is reviewed quarterly in February, May, August and November, with the objective of reflecting change in the underlying equity markets in a timely manner, while limiting undue index turnover. During the May and November semi-annual index reviews, the index is rebalanced and the large and mid capitalization cutoff points are recalculated.

The Russell 1000 2Qual/Val 5% Capped Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of quality and value. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced annually in June after the close of business on the third Friday of the review month. Upon a rebalancing, no issuer in the Underlying Index may represent more than 5% of the Underlying Index. In the event an issuer represents more than 5% of the Underlying Index at a rebalancing, such amount in excess of 5% shall be reallocated pro-rata to the other issuers in the Underlying Index.

56

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Notes to Financial Statements (Unaudited) (Continued)

The Russell 1000 Comprehensive Factor Index is designed to track the equity market performance of companies in the United States selected on the investment style criteria (“factors”) of value, momentum, quality, low volatility and size. The companies eligible for the Underlying Index are derived from its starting universe, the Russell 1000 Index, which is comprised of large-cap equity securities from issuers in the United States. The Underlying Index is rebalanced semiannually in June and December after the close of business on the third Friday of the review month.

Each Fund is entitled to use its respective Underlying Index pursuant to a licensing agreement between the Index Provider and DBX. There is no charge to the Funds in connection with these licensing agreements.

Each Fund, except Xtrackers MSCI Kokusai Equity ETF is diversified. Xtrackers MSCI Kokusai Equity ETF is non-diversified and is not limited by the Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. This means the securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject the Fund’s shares to greater price volatility than that experienced by more diversified investment companies. Each Fund may change its diversification status over time and then change it back again, without shareholder approval, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index each Fund tracks.

Pursuant to the Trust’s organizational documents, the Trust’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business the Trust enters into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies

The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund qualifies as an investment company under Topic 946 of the Accounting Standards Codification of U.S. GAAP. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation    The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. Eastern Time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and ETFs are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.

Corporate and sovereign debt securities are valued at prices supplied by independent pricing services approved by the Funds’ Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, securities are valued at the mean between the bid and ask quotations or evaluated prices, as applicable, obtained from broker dealers. These securities are generally categorized as Level 2.

57

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Notes to Financial Statements (Unaudited) (Continued)

Investments in open-end investment companies are valued at their NAV each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Funds’ valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

Disclosure about the classification of the fair value measurements is included in a table following the Fund’s Schedule of Investments.

Cash    Cash consists of cash held at banks and is on deposit with major financial institutions.

Investment Transactions and Investment Income    Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Dividend income is net of any foreign taxes withheld at source. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the accrual basis. Distributions received from foreign domiciled corporations, generally determined to be passive foreign investment companies for tax reporting purposes, are included in dividend income.

Tax Information and Dividends and Distributions to Shareholders    It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends from its net investment income, if any, to investors quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in their reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified at the end of the year within the components of net assets based on their federal tax treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for the full year for tax purposes, are reported as a tax return of capital.

58

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Funds’ tax positions taken or expected to be taken on foreign, federal and state income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense on the Statements of Operations. For the period ended February 28, 2022, the Funds did not incur any interest or penalties.

At August 31, 2021, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short-Term	Long-Term	Total Amount
Xtrackers FTSE Developed ex US Multifactor ETF	$4,361,472	$6,965,576	$11,327,048
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	453,671	2,958,730	3,412,401
Xtrackers Russell US Multifactor ETF	14,999,514	8,195,267	23,194,781

As of August 31, 2021, the aggregate cost of investments for federal income tax purposes, the net unrealized appreciation or (depreciation) and the aggregated gross unrealized appreciation (depreciation) on investments were as follows:

	Aggregate Tax Cost	Net Unrealized Appreciation (Depreciation)	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)
Xtrackers FTSE Developed ex US Multifactor ETF	$57,709,682	$13,602,175	$15,353,361	$(1,751,186)
Xtrackers MSCI Kokusai Equity ETF	632,419,518	169,955,856	176,074,827	(6,118,971)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	32,465,480	7,054,480	7,649,954	(595,474)
Xtrackers Russell US Multifactor ETF	162,875,862	43,928,099	45,100,533	(1,172,434)

The tax character of current year distributions will be determined at the end of the current fiscal year.

Foreign Taxes    The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and deferred foreign taxes on unrealized gains are included in net change in unrealized appreciation (depreciation). Receivables and payables related to foreign taxes as of February 28, 2022, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Translations    The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending    The Funds may lend securities to certain financial institutions under the terms of their securities lending agreement. During the term of the loans, the Funds continue to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Funds require the

59

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

borrowers of the securities to maintain collateral with the Funds consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the period ended February 28, 2022, the Funds invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.06% annualized effective rate as of February 28, 2022) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Funds receive compensation for lending their securities either in the form of fees or by earning interest on invested cash collateral, net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Funds are not able to recover securities lent, the Funds may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Funds are also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of February 28, 2022, the Funds listed below had securities on loan. The value of the related collateral exceeded the value of the securities loaned at year end.

Remaining Contractual Maturity of the Agreements, as of February 28, 2022

Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Xtrackers FTSE Developed ex US Multifactor ETF
Common Stocks	$967,655	$—	$—	$941,418	$1,909,073

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,909,073

Xtrackers MSCI Kokusai Equity ETF
Common Stocks	$300,102	$9,046	$2,819	$1,515,689	$1,827,656

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,827,656

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF
Common Stocks	$10,656	$1,378	$2,358	$163,701	$178,093

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$178,093

Xtrackers Russell US Multifactor ETF
Common Stocks	$319,784	$92,848	$3,812	$1,145,448	$1,561,892

Gross amount of recognized liabilities and non-cash collateral for securities lending transactions					$1,561,892

Derivatives

Futures Contracts    Each Fund may enter into futures contracts. These futures contracts will be used to simulate investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will enter into futures contracts that are traded on a U.S. or non-U.S. exchange. No Fund will use futures for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. For the period ended February 28, 2022, Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF and Xtrackers Russell US Multifactor ETF utilized futures in order to simulate investment in the Underlying Index. To the extent required by law, liquid assets committed to futures contracts will be maintained.

At the time each Fund enters into a futures contract, each Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in

60

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

the value of the contract. Such receipts or payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures contracts is generally less than privately negotiated futures contracts, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, provides a guarantee of performance. The guarantee is supported by a daily payment system (i.e., margin requirements).

Use of long futures contracts subjects each Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects each Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

A summary of the open futures contracts as of February 28, 2022 is included in a table following the Funds’ Schedule of Investments.

The following tables summarize the value of the Funds’ derivative instruments held as of February 28, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

	Asset Derivatives		Liability Derivatives
Xtrackers FTSE Developed ex US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$14,080

Xtrackers MSCI Kokusai Equity ETF

Equity contracts	Unrealized appreciation on futures contracts*	$588	Unrealized depreciation on futures contracts*	$33,659

Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$14,570

Xtrackers Russell US Multifactor ETF

Equity contracts	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$42,945

*

Includes cumulative appreciation or cumulative depreciation of futures contracts as disclosed in the Schedule of Investments. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of realized and unrealized gains and losses on derivative instruments recognized in the Funds’ earnings during the period ended February 28, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Net Realized Gain (Loss) from:

Futures Contracts - Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$(2,846)
Xtrackers MSCI Kokusai Equity ETF	56,579
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	21,643
Xtrackers Russell US Multifactor ETF	26,610

Net Change in Unrealized Appreciation (Depreciation) on:

Futures Contracts - Equity Contracts
Xtrackers FTSE Developed ex US Multifactor ETF	$(11,389)
Xtrackers MSCI Kokusai Equity ETF	(79,155)
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	(28,313)
Xtrackers Russell US Multifactor ETF	(68,350)

61

DBX ETF Trust

Notes to Financial Statements (Unaudited) (Continued)

For the period ended February 28, 2022 the average monthly volume of derivatives was as follows:

Futures Contracts (Contract Value)
Xtrackers FTSE Developed ex US Multifactor ETF	$341,834
Xtrackers MSCI Kokusai Equity ETF	1,563,620
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	225,802
Xtrackers Russell US Multifactor ETF	581,582

Affiliated Cash Management Vehicles    The Funds may invest uninvested cash balances in DWS Government Money Market Series and DWS ESG Liquidity Fund, affiliated money market funds which are managed by DWS Investment Management Americas, Inc. (“DIMA”), also an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Government Money Market Series seeks to maintain a stable NAV, and DWS ESG Liquidity Fund maintains a floating NAV. The Funds indirectly bear their proportionate share of the expenses of each affiliated money market fund in which they invest. The Advisor will waive an amount of the unitary advisory fee payable to the Advisor by the Funds equal to such acquired fund’s fees and expenses on the Funds’ assets invested in the affiliated money market funds.

3. Investment Advisory and Other Agreements

The Advisor has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Trustees. Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor (the “Investment Advisory Agreement”), the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate.

For its investment advisory services to the Funds below, the Advisor is entitled to receive a unitary advisory fee from each Fund based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate equal to:

Unitary Advisory Fee
Xtrackers FTSE Developed ex US Multifactor ETF	0.35%
Xtrackers MSCI Kokusai Equity ETF	0.09%
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	0.19%
Xtrackers Russell US Multifactor ETF	0.17%

The Advisor for Xtrackers FTSE Developed ex US Multifactor ETF has contractually agreed, until December 16, 2022, to waive a portion of its unitary advisory fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, taxes, brokerage expenses, distribution fees or expenses, litigation expenses and other extraordinary expenses) from exceeding 0.24% of the Fund’s average daily net assets. For the period ended February 28, 2022, the Advisor waived $36,199 of expenses to the Fund.

The Advisor for the Funds below has contractually agreed to waive a portion of its unitary advisory fee in an amount equal to the acquired fund’s fees and expenses attributable to the Funds’ investments in affiliated Funds. For the period ended February 28, 2022, the Advisor waived expenses of the Funds as follows:

Expenses Waived
Xtrackers FTSE Developed ex US Multifactor ETF	$319
Xtrackers MSCI Kokusai Equity ETF	81
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	37
Xtrackers Russell US Multifactor ETF	105

Out of the unitary advisory fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, and expenses of the Independent Trustees. Each Fund is responsible for the payment of interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses, if any, litigation expenses and extraordinary expenses.

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Notes to Financial Statements (Unaudited) (Continued)

The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent, Lending Agent and Transfer Agent for each Fund.

ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Board of Trustees is currently comprised of three Independent Trustees. The Advisor paid retainer fees and attendance fees to each Independent Trustee; retainer fees to the Chairman of the Board of Trustees and Chairman of the Audit Committee; and attendance fees to each member of the Audit Committee (which is comprised of all of the Funds’ Independent Trustees).

4. Investment Portfolio Transactions

For the period ended February 28, 2022, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$19,831,169	$18,839,275
Xtrackers MSCI Kokusai Equity ETF	10,847,676	12,124,122
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	198,368	250,420
Xtrackers Russell US Multifactor ETF	28,989,550	29,335,048

For the period ended February 28, 2022, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

	Purchases	Sales
Xtrackers FTSE Developed ex US Multifactor ETF	$31,775,769	$20,030,052
Xtrackers MSCI Kokusai Equity ETF	—	426,862,018
Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	—	25,351,596
Xtrackers Russell US Multifactor ETF	30,351,184	65,579,299

5. Fund Share Transactions

As of February 28, 2022, there were unlimited Fund shares, no par value, authorized by the Trust. Fund shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of securities constituting a portfolio sampling representation of the securities included in the respective Fund’s Underlying Index and an amount of cash, which under certain circumstances may include cash in lieu of portfolio securities. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

6. Other — COVID-19 Pandemic

A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Funds’ and their investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Funds and their service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Funds and reflect the consequences as appropriate in the Funds’ accounting and financial reporting.

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DBX ETF Trust

Liquidity Risk Management (Unaudited)

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940 (the “1940 Act”), your Fund has adopted a liquidity risk management program (the “Program”), and the Board has designated DBX Advisors LLC (“Advisors”) as Program administrator. The Program is designed to assess and manage your Fund’s liquidity risk (the risk that the Fund would be unable to meet requests to redeem shares of the Fund without significant dilution of remaining investors’ interests in the Fund). Advisors has designated a committee (the “Committee”) composed of personnel from multiple departments within an affiliate of Advisors that is responsible for the implementation and ongoing administration of the Program, which includes assessing the Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, every investment held by a Fund is classified on a daily basis into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated timeframes in current market conditions without significantly changing the investment’s market value.

In February 2022, as required by the Program and the Liquidity Rule, Advisors provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the period from December 1, 2020 through November 30, 2021 (the “Reporting Period”). During the Reporting Period, your Fund was primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within 3 business days or less in current market conditions without significantly changing their market value). As a result, your Fund is not required to adopt, and has not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Fund did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). Your Fund did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, Advisors stated that it believes the Program has operated adequately and effectively to manage the Fund’s liquidity risk during the Reporting Period. Advisors also reported that there were no material changes made to the Program during the Reporting Period.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited)

Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, and Xtrackers Russell US Multifactor ETF

Board Approval of Investment Advisory Agreement with DBX Advisors LLC

After discussions at the meeting of the Board of Trustees (“Board” or “Trustees”) held on February 16-17, 2022 (the “Meeting”), the Trustees, all of whom are the Independent Trustees (those not affiliated with DBX ETF Trust (the “Trust”) or its service providers), unanimously approved the continuance of the Investment Advisory Agreement with respect to Xtrackers FTSE Developed ex US Multifactor ETF, Xtrackers MSCI Kokusai Equity ETF, Xtrackers Russell 1000 US Quality at a Reasonable Price ETF, and Xtrackers Russell US Multifactor ETF (each a “Fund,” and collectively, the “Funds”). The Independent Trustees were advised throughout the review and Meeting by K&L Gates LLP (“Independent Trustee Counsel”).

Before reaching their decision to approve the Investment Advisory Agreement for another annual period, the Independent Trustees evaluated the materials furnished to them in advance of the Meeting from DBX Advisors LLC (“DBX” or the “Advisor”) for purposes of reviewing the agreement’s terms, including statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”) regarding (a) fee and expense information for each Fund (including the fee and expense components and any amounts waived or reimbursed) as compared to a peer group of other exchange-traded funds (“ETFs”) selected pursuant to Broadridge’s proprietary methodology (each, a “Peer Group”) and (b) each Fund’s tracking error as compared to its underlying index over the previous five years (or since inception, if shorter). The Independent Trustees also took into consideration the discussions they had with management during the Meeting and among themselves during their Executive Sessions held on February 16 and February 17, 2022. The Independent Trustees also noted that they had received and should take into consideration a substantial amount of information furnished throughout the year at regular Board meetings, which information included, among other things, an analysis of each Fund’s investment performance, tracking error and related financial information, presentations given by DBX, as well as its periodic reports on brokerage commissions, portfolio execution and other services provided to the Funds.

In reaching its decision to continue in effect the Investment Advisory Agreement for another annual period, the Board considered all factors it believed relevant, including (1) the nature, extent and quality of the services provided to the Funds and their shareholders; (2) the financial resources of DBX and its resulting ability to perform its obligations under the Investment Advisory Agreement; (3) the competitiveness of the advisory fee; (4) the total cost of the services provided by and the profits realized by the Advisor from its relationship with the Funds; (5) the extent to which economies of scale have been realized, and if the Funds’ shareholders have benefitted from those economies; and (6) fall out benefits, if any, enjoyed by the Advisor.

The Board reached a determination, with the assistance of Independent Trustee Counsel and Vedder Price P.C. (“Trust Counsel”) and through the exercise of its business judgment, that approval of the Investment Advisory Agreement and the compensation to be received thereunder is in the best interests of each Fund and its shareholders as well as consistent with the Board’s duties under state and federal law. The Board reached this conclusion based on multiple factors.

The Board considered the following in determining whether to approve the Investment Advisory Agreement:

Nature, Extent and Quality of Services.    The Board reviewed in detail the nature, extent and quality of services provided and the risks incurred by the Advisor under the Investment Advisory Agreement. In doing so, the Board considered the information it had received from and the discussions it had with the Advisor continuously during the prior year, in addition to the information the Advisor had provided in response to the Board’s requests prior to the Meeting. The Board considered that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of general corporate services such as portfolio management compliance services and the preparation and filing of certain reports on behalf of the Trust. The Board also considered, among other things, the professional experience, qualifications and performance of the senior management and key professional personnel of the Advisor, including portfolio management.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

The Board considered that the Advisor provides, at its own expense, office facilities and equipment for use by the Funds and supervisory persons responsible for supervising and monitoring the Trust’s service providers. The Board also considered that the Advisor pays or arranges for the compensation of officers of the Trust who are also officers or employees of the Advisor or one of its DWS Group affiliates, except as may otherwise be determined by the Board. In addition, the Board considered that the Advisor arranges for the provision of transfer agency, custody, fund administration and accounting, and other non-distribution services necessary for the Funds’ operations. The Board also considered that in addition to managing the Funds’ portfolios directly, the Advisor provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with the creation and redemption of creation units and assistance in meeting legal, compliance and regulatory requirements applicable to the Funds.

The Board considered the information regarding each Fund’s tracking error compared to its underlying index that had been provided by the Advisor and by Broadridge. The Board took note of the detailed information provided by the Advisor throughout the year with respect to each Fund’s tracking error and the sources thereof. The Trustees noted that tracking error for each Fund during the year was in an expected range.

Based on its review, the Board concluded that the nature, extent, and quality of services provided by the Advisor under the Investment Advisory Agreement are reasonable and appropriate in relation to the fees paid to the Advisor, taking special consideration of the fact that the advisory fee is a unitary fee and, as a result, a portion of the unitary advisory fee will be used to compensate the Funds’ service providers. The Board considered the staffing of the Advisor, including the training, qualifications and experience of investment personnel in managing the Funds. The Board also considered the expertise of the Advisor in supervising third party service providers to the Funds, such as the administrator and the custodian, noting the Advisor’s extensive work with these service providers (including onsite due diligence sessions) to conduct such supervision. The Board further considered the compliance program of the Advisor, which supports the Funds’ compliance program.

Advisor’s Financial Resources.    In connection with the assessment of the ability of the Advisor to perform its duties under the Investment Advisory Agreement, the Board considered the Advisor’s financial condition and whether it has the resources necessary to carry out its functions. The Board concluded that the Advisor has the financial resources necessary to perform its obligations under the Investment Advisory Agreement.

Reasonableness of Advisory Fee.    The Board compared each Fund’s advisory fee and total expenses to those of the other ETFs in its Peer Group. The Board noted that due to the special characteristics of certain Funds, there were limitations faced by Broadridge in providing comparable funds in the Peer Groups and the information in the Broadridge reports accordingly may or may not provide meaningful direct comparisons to the Funds. The Board also noted that the advisory fees and total expenses (after waivers/reimbursements) for many of the Funds were below or equal to the average and/or median of the ETFs in each Fund’s respective Peer Group compiled by Broadridge, but the following Fund had advisory fees and/or total expenses (after waivers/reimbursements) that were above the average and/or median of its respective Peer Group:

—	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF

The Board considered, however, the following additional factors in connection with the following Fund:

—	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF’s advisory fees and total expenses were almost equivalent to the average of its Peer Group.

The Board accordingly noted that each Fund’s fee is competitive with the fees of applicable peer ETFs.

The Board considered that the fee for each of the Funds is a unitary fee pursuant to which the Advisor pays all of the Funds’ costs (subject to certain specified exceptions). The Board considered that each Fund’s fee had been priced to scale when it was established. The Board also considered that each Fund’s portfolio is managed on a day-to-day basis by the Advisor and that the Advisor also provides oversight of day-to-day operations, including monitoring tracking error, providing services in connection with creation and redemption units and assistance in meeting legal and regulatory requirements applicable to the Funds. Based on its review, the Board concluded that the advisory fee for each Fund is reasonable in light of the services provided.

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DBX ETF Trust

Board Considerations in Approval of Investment Advisory Contracts (Unaudited) (Continued)

Costs of Services and Profitability.    The Board considered the expenses of the Advisor in developing and rendering services provided to the Funds and the information provided by the Advisor to the Board regarding the Funds’ profitability. The Board considered that the Advisor had provided extensive information about the Advisor’s profitability and the Advisor’s methodology in determining profitability. While the Advisor had provided information about the Advisor’s expenses relating to marketing the Funds, the Board considered the Advisor’s profitability without accounting for such expenses. The Board determined that, although only some of the Funds were profitable as of this time, the Advisor’s profitability with respect to each profitable Fund was not excessive. The Board considered whether the Advisor would benefit in other ways from its relationships with the Funds and concluded that there were no material fall-out benefits likely to accrue to the Advisor related to the operation of the Funds.

Economies of Scale.    The Board considered that certain Funds had attracted a substantial amount of assets, but determined that those Funds were not experiencing economies of scale beyond what was reflected in each Fund’s unitary fee, which the Board noted was very competitive. The Board considered that the other Funds were not experiencing economies of scale at this time and determined to revisit this matter after the Funds had attracted more assets.

Given all the information available to it and considering all material factors, the Board concluded that the Investment Advisory Agreement was fair and reasonable and it was unanimously approved.

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DBX ETF Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Funds’ policies and procedures for voting proxies for portfolio securities and information about how each Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — www.Xtrackers.com (click on “Resources” and “Proxy Voting” at the top of the page) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the Funds’ policies and procedures without charge, upon request, call us toll free at (855) 329-3837.

Portfolio Holdings Information

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and are available by calling the Trust at 855-329-3837.

Information about each Fund’s portfolio holdings is available daily at www.Xtrackers.com.

Discount & Premium Information

Information regarding how often shares of each Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.Xtrackers.com.

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DBX ETF Trust

Privacy Policy Notice (Unaudited)

DBX Advisors LLC (“Advisors”) collects non-public information about you from the following sources: (i) information received from you on applications or other forms; and (ii) information about your transactions with the Advisors, Advisors’ affiliates and third-party service providers and vendors. Advisors does not disclose any non-public personal information about you to anyone, other than as set forth below, as permitted by applicable law and regulation. Advisors may disclose non-public personal information about you to the funds in which you invest, to Advisors’ affiliates, and to non-affiliated companies that work with Advisors to service your account(s), or to provide services or process transactions that you have requested. Advisors may disclose non-public personal information in situations that may include, but are not limited to, in response to legal and/or regulatory inquiries and the proposed or actual sale, assignment merger or other transfer of all or a portion of Advisors’ business to another business entity. Advisors may also disclose non-public personal information about you to parties representing you, such as your investment representative, your accountant, your tax advisor, or to other third parties at your direction/consent. Advisors will not sell, rent, license or trade your personal and financial information to or with third parties for their own direct marketing use unless you give us general or specific consent to do so. If you decide to close your account(s) or become an inactive customer, Advisors will adhere to the privacy policies and practices as described in this notice. Advisors restricts access to your personal and account information to those employees who need to know that information to provide products and services to you. Advisors maintains reasonable and customary physical, electronic and procedural safeguards to guard your non-public personal information.

California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.

Advisors reserves the right, at their discretion, to change, modify, add, or remove portions of this Privacy Policy Notice, and any of the policies described herein, at any time. Advisors will indicate any such changes to the Privacy Policy Notice at the privacy link which can be found at www.Xtrackers.com. At all times, you are bound by the then-current version of the Privacy Policy and all applicable laws. Advisors highly recommends that you review this Privacy Policy Notice from time to time to ensure that you are familiar with the most recent version. The examples contained in this Privacy Policy Notice are illustrations; they are not intended to be exclusive.

Rev. 12/2021

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DBX ETF Trust

This report is intended for the shareholders of the DBX ETF Trust.

This report must be preceded or accompanied by a prospectus.

Investing involves risk, including the possible loss of principal. Stocks may decline in value. Foreign investing involves greater and different risks than investing in U.S. companies, including currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. Funds investing in a single industry, country or in a limited geographic region, generally are more volatile than more diversified funds. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because the Funds seek to provide exposure to stocks based on the following multifactors — value, momentum, quality, low volatility and size — it is expected, exposure to such investment factors will detract from performance in some market environments, as more fully explained in the Funds’ prospectus. KOKU is currently non-diversified and can take larger positions in fewer issues, increasing its potential risk. Performance of a Fund may diverge from that of its Underlying Index due to operating expenses, transaction costs, cash flows, use of sampling strategies or operational inefficiencies. An investment in any Fund should be considered only as a supplement to a complete investment program for those investors willing to accept the risks associated with that Fund. Please read the prospectus for more information.

War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Funds and its investments.

Shares of the Funds are bought and sold at market price (not NAV) throughout the day on the NYSE Arca, Inc. Transactions in Fund shares may result in brokerage commissions and may generate tax consequences. There can be no assurance that an active trading market for shares of a Fund will develop or be maintained.

DBX ETF Trust Funds are distributed by ALPS Distributors, Inc. (“ALPS”). The Funds are managed by DBX Advisors LLC which is not affiliated with ALPS.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

DEEF, DEUS and QARP have been developed solely by DBX Advisors LLC. The Funds are not in any way connected to or sponsored, endorsed, issued, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). FTSE Russell is a trading name of certain of the LSE Group companies.

All rights in the FTSE Developed ex US Comprehensive Factor Index, Russell 1000 Comprehensive Factor Index and Russell 1000 2Qual/Val 5% Capped Factor Index vest in the relevant LSE Group company which owns the Indexes. “FTSE®” “Russell®” and “FTSE Russell®” are a trademarks of the relevant LSE Group company and are used by any other LSE Group company under license.

The Index is calculated by or on behalf of FTSE International Limited or its affiliate, agent or partner. The LSE Group does not accept any liability whatsoever to any person arising out of (a) the use of, reliance on or any error in the Index or (b) investment in or operation of the Funds. The LSE Group makes no claim, prediction, warranty or representation either as to the results to be obtained from the Funds or the suitability of the Indexes for the purpose to which it is being put by DBX Advisors LLC.

KOKU is not sponsored, endorsed, issued, sold or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The Prospectus contains a more detailed description of the limited relationship MSCI has with DBX Advisors LLC and any related funds.

Copyright © 2022 DWS Group. All rights reserved. XtrackersTM is a trademark of DWS Investment GmbH. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Not FDIC Insured  |  No Bank Guarantee  |  May Lose Value

DBX ETF Trust

Investment advisor DBX Advisors LLC 875 Third Avenue New York, NY 10022	Administrator, custodian, fund accounting agent, lending agent & transfer agent The Bank of New York Mellon 240 Greenwich Street New York, NY 10286	Distributor ALPS Distributors, Inc. 1290 Broadway Suite 1000 Denver, CO 80203

Independent registered public accounting firm Ernst & Young LLP One Manhattan West New York, NY 10001	Legal counsel Vedder Price P.C. 1633 Broadway New York, NY

R-045855-7 (4/22) DBX005124 (4/23)

(b)	Not applicable

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DBX ETF Trust

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer
Date May 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Freddi Klassen
Freddi Klassen
President and Chief Executive Officer

Date May 5, 2022

By (Signature and Title)	/s/ Diane Kenneally
Diane Kenneally
Treasurer and Chief Financial Officer

Date May 5, 2022